Schedule of Investments
ARIZONA TAX-EXEMPT FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.6%
Arizona – 96.6%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$958
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/34	750	756
5.00%, 7/1/35	750	756
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,029
5.00%, 7/1/41	1,000	1,022
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	529
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	389
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	1,000	976
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	1,175	1,232
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	956
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,800
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	442
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	529
5.00%, 7/1/29	750	793
5.00%, 7/1/30	500	528
5.00%, 7/1/31	600	633
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 96.6%continued
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/36	$200	$236
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	565
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	811
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	282
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	322
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,178
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	276
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,059
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	685

NORTHERN FUNDS QUARTERLY REPORT     0    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 96.6%continued
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series B,
5.00%, 7/1/24	$250	$253
5.00%, 7/1/25	450	464
5.00%, 7/1/26	390	412
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,385
5.00%, 7/1/47	1,000	1,058
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,175
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,302
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
4.00%, 7/1/37	500	512
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,086
4.00%, 7/1/38	2,500	2,552
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	570
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C, Project of 2019,
5.00%, 7/1/24	775	783
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 96.6%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	$400	$413
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	679
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	428
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,081
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	1,008
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	500	505
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,672
3.00%, 7/1/49	1,150	905
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,058
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,134
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(3)	575	580
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	963
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	717

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 96.6%continued
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	$1,000	$1,002
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,006
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,054
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/24	500	505
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	625	637
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,255
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,542
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,100
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,138
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	101
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,876
Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	350	364
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	464
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 96.6%continued
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	$2,450	$1,986
		62,552
Total Municipal Bonds
(Cost $67,410)		62,552

SHORT-TERM INVESTMENTS – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (4) (5)	939	939
Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Childrens Hospital, JPMorgan Chase Bank N.A. LOC,
4.40%, 1/2/24(1) (6)	400	400
Total Short-Term Investments
(Cost $1,339)		1,339

Total Investments – 98.7%
(Cost $68,749)		63,891
Other Assets less Liabilities – 1.3%		873
NET ASSETS – 100.0%		$64,764

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2023 is disclosed.
(6)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

G.O. - General Obligation

NORTHERN FUNDS QUARTERLY REPORT     2    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	December 31, 2023 (UNAUDITED)

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.6%
Investment Companies	1.5%
Short-Term Investments	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$62,552	$—	$62,552
Investment Companies	939	—	—	939
Short-Term Investments	—	400	—	400
Total Investments	$939	$62,952	$—	$63,891

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,527	$20,906	$22,494	$58	$939	$939,000
FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
BOND INDEX FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.5%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$97
Auto Loan – 0.0%
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 1/18/28	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	200	199
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	100	100
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	100	99
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	150	149
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	100	100
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 6/20/28	100	101
World Omni Auto Receivables Trust, Series 2023-B, Class A3
4.66%, 5/15/28	75	75
		923
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	100	101
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3
5.81%, 5/18/28	100	101
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Automobile – 0.2%continued
BMW Vehicle Owner Trust, Series 2023-A, Class A3
5.47%, 2/25/28	$50	$50
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3
3.17%, 4/15/27	100	98
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3
3.66%, 5/17/27	100	98
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3
4.87%, 2/15/28	100	100
CarMax Auto Owner Trust, Series 2023-1, Class A3
4.75%, 10/15/27	100	100
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	250	260
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	100	101
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	95
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.65%, 2/15/28	100	100
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	100	101
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	100	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3
5.45%, 6/16/28	175	178
Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3
5.05%, 12/15/27	50	50

NORTHERN FUNDS QUARTERLY REPORT     4    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Automobile – 0.2%continued
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	$100	$98
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3
5.04%, 4/21/27	100	100
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	100	101
Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	95
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
5.39%, 6/15/27	100	100
Hyundai Auto Receivables Trust, Series 2023-B, Class A3
5.48%, 4/17/28	100	102
Hyundai Auto Receivables Trust, Series 2023-C, Class A3
5.54%, 10/16/28	100	102
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	100	103
Nissan Auto Lease Trust, Series 2023-B, Class A3
5.69%, 7/15/26	100	101
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A3
4.46%, 5/17/27	100	99
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 3/15/28	100	102
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	49
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	99
Santander Drive Auto Receivables Trust, Series 2023-4, Class B
5.77%, 12/15/28	50	51
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Automobile – 0.2%continued
Santander Drive Auto Recievables Trust, Series 2023-4, Class A3
5.73%, 4/17/28	$100	$101
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	94
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3
3.76%, 4/15/27	100	98
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	98
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 2/15/28	100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3
5.16%, 4/17/28	100	101
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 8/15/28	100	102
Volkswagen Auto Lease Trust, Series 2023-A, Class A3
5.81%, 10/20/26	150	152
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	102
World Omni Auto Receivables Trust, Series 2022-C, Class A3
3.66%, 10/15/27	100	98
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	97
World Omni Auto Receivables Trust, Series 2023-A, Class A3
4.83%, 5/15/28	50	50
World Omni Auto Receivables Trust, Series 2023-C, Class A3
5.15%, 11/15/28	100	101
		4,433
Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	200	196

FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.2%continued
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 8/15/27	$200	$197
American Express Credit Account Master Trust, Series 2022-4, Class A
4.95%, 10/15/27	200	201
American Express Credit Account Master Trust, Series 2023-1, Class A
4.87%, 5/15/28	150	151
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	102
American Express Credit Account Master Trust, Series 2023-3, Class A
5.23%, 9/15/28	125	127
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	103
BA Credit Card Trust, Series 2022-A1, Class A1
3.53%, 11/15/27	100	98
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 4/15/28	150	151
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 5/15/28	150	151
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 2/15/29	100	100
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	141
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	131
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 3/15/27	100	97
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 5/15/27	200	196
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	150	150
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.2%continued
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	$150	$149
Chase Issuance Trust, Series 2022-A1, Class A
3.97%, 9/15/27	150	148
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	153
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	103
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	98
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	91
Discover Card Execution Note Trust, Series 2022-A2, Class A
3.32%, 5/15/27	150	147
Discover Card Execution Note Trust, Series 2022-A3, Class A3
3.56%, 7/15/27	200	196
Discover Card Execution Note Trust, Series 2022-A4, Class A
5.03%, 10/15/27	100	100
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	85	84
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 6/15/28	100	101
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	100	102
Synchrony Card Funding LLC, Series 2022-A1, Class A
3.37%, 4/15/28	100	98
Synchrony Card Funding LLC, Series 2022-A2, Class A
3.86%, 7/15/28	100	98

NORTHERN FUNDS QUARTERLY REPORT     6    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.2%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$100	$102
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	103
		4,220
Other – 0.1%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	23	23
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 8/16/27	100	98
CNH Equipment Trust, Series 2022-C, Class A3
5.15%, 4/17/28	75	75
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	100	100
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	71
John Deere Owner Trust, Series 2023-A, Class A3
5.01%, 11/15/27	125	125
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 3/15/28	100	101
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	94
Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	150	145
Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	100	96
Verizon Master Trust, Series 2022-6, Class A
3.67%, 1/22/29	100	98
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Other – 0.1%continued
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	$200	$200
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	103
		1,429
Total Asset-Backed Securities
(Cost $11,142)		11,102

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non Agency – 0.8%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	283
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	236
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	236
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	95
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	192
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	290
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	96
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	193
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	292
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	179
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	263
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	341
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	411
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	164
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	168

FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	$200	$192
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	186
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	145
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	175
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	141
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	95
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	192
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	94
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	176
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	405
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	399
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	80
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	158
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	234
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	233
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	$200	$187
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	188
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	131
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	238
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	234
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	193
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	236
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	140
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	286
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	238
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	238
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	235
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	95
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	192
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	187

NORTHERN FUNDS QUARTERLY REPORT     8    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	$200	$188
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	94
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	190
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	284
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	95
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	235
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	82
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	187
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	231
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	186
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	141
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	136
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	266
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	$200	$186
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	87
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	92
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	180
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	191
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	94
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	93
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	142

FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	$100	$96
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	194
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	227
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	416
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	176
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	189
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	263
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	233
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	164
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	93
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	139
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	191
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	140
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	192
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	95
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	$150	$141
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	94
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	338
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	192
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	239
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	94
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	232
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	188
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	140
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	234
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	94
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	92
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	143
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	97
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	185

NORTHERN FUNDS QUARTERLY REPORT     10    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	$100	$88
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	424
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 4/15/54	500	423
		19,926
Total Commercial Mortgage-Backed Securities
(Cost $21,902)		19,926

CORPORATE BONDS – 20.8%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	295
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	512
		807
Aerospace & Defense – 0.6%
Boeing (The) Co.,
4.88%, 5/1/25	240	239
2.20%, 2/4/26	2,829	2,674
2.70%, 2/1/27	219	207
3.25%, 2/1/28	1,366	1,297
3.25%, 3/1/28	55	52
3.20%, 3/1/29	159	149
2.95%, 2/1/30	250	225
5.15%, 5/1/30	43	44
6.13%, 2/15/33	135	146
6.63%, 2/15/38	100	111
5.81%, 5/1/50	1,060	1,102
General Dynamics Corp.,
2.63%, 11/15/27	104	97
3.75%, 5/15/28	246	242
4.25%, 4/1/40	100	93
2.85%, 6/1/41	160	123
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	176
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Aerospace & Defense – 0.6%continued
4.40%, 6/15/28	$449	$444
Lockheed Martin Corp.,
3.55%, 1/15/26	298	292
5.25%, 1/15/33	1,500	1,594
3.60%, 3/1/35	135	124
4.07%, 12/15/42	168	152
3.80%, 3/1/45	230	198
4.09%, 9/15/52	20	18
Northrop Grumman Corp.,
3.25%, 1/15/28	500	478
5.05%, 11/15/40	250	249
4.75%, 6/1/43	250	240
3.85%, 4/15/45	8	7
4.03%, 10/15/47	252	217
Precision Castparts Corp.,
4.38%, 6/15/45	350	316
RTX Corp.,
1.90%, 9/1/31	71	58
2.38%, 3/15/32	68	57
4.70%, 12/15/41	100	93
4.50%, 6/1/42	250	228
4.80%, 12/15/43	1,000	934
3.75%, 11/1/46	750	598
6.40%, 3/15/54	300	349
Textron, Inc.,
2.45%, 3/15/31	250	213
		14,857
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	1,250	1,151
3.25%, 3/27/40	75	63
Ralph Lauren Corp.,
2.95%, 6/15/30	100	91
		1,305
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.00%, 4/2/25	250	244
2.88%, 9/15/26	435	416
Ares Capital Corp.,
3.88%, 1/15/26	620	596
Barings BDC, Inc.,
3.30%, 11/23/26	200	183

FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Asset Management – 0.2%continued
BlackRock, Inc.,
1.90%, 1/28/31	$720	$608
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	275
Blue Owl Capital Corp.,
3.75%, 7/22/25	300	287
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	206
Charles Schwab (The) Corp.,
3.63%, 4/1/25	250	246
3.45%, 2/13/26	280	271
3.20%, 3/2/27	500	476
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (1)	400	411
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (1)	400	413
Franklin Resources, Inc.,
2.95%, 8/12/51	270	171
FS KKR Capital Corp.,
3.25%, 7/15/27	200	182
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	76
Voya Financial, Inc.,
4.80%, 6/15/46	500	433
		5,494
Automotive – 0.3%
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	500	397
BorgWarner, Inc.,
4.38%, 3/15/45	170	140
Ford Motor Credit Co. LLC,
7.12%, 11/7/33	2,000	2,159
General Motors Co.,
6.80%, 10/1/27	118	125
5.00%, 10/1/28	227	229
5.60%, 10/15/32	183	188
6.25%, 10/2/43	350	358
6.75%, 4/1/46	145	157
5.40%, 4/1/48	267	245
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	607
6.00%, 1/9/28	500	517
2.40%, 4/10/28	119	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Automotive – 0.3%continued
5.80%, 6/23/28	$500	$514
2.40%, 10/15/28	254	226
5.65%, 1/17/29	84	86
4.30%, 4/6/29	82	79
3.60%, 6/21/30	99	90
2.35%, 1/8/31	33	27
3.10%, 1/12/32	33	28
Lear Corp.,
3.55%, 1/15/52	200	140
Toyota Motor Credit Corp.,
0.80%, 10/16/25	750	701
3.05%, 3/22/27	500	479
4.70%, 1/12/33	700	720
		8,319
Banking – 2.8%
Bank of America Corp.,
4.00%, 1/22/25	503	496
3.95%, 4/21/25	1,375	1,352
(Variable, CME Term SOFR 3M + 1.07%), 3.37%, 1/23/26 (1)	1,000	977
(Variable, CME Term SOFR 3M + 0.90%), 2.02%, 2/13/26 (1)	760	730
4.45%, 3/3/26	500	495
3.50%, 4/19/26	76	74
4.25%, 10/22/26	47	46
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (1)	2,000	1,857
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (1)	1,500	1,497
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (1)	72	67
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (1)	1,208	1,107
4.18%, 11/25/27	146	142
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (1)	18	17
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (1)	106	101
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28 (1)	983	926
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (1)	7	7
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (1)	129	114

NORTHERN FUNDS QUARTERLY REPORT     12    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (1)	$300	$258
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	52	45
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (1)	336	275
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (1)	380	321
(Variable, U.S. SOFR + 1.33%), 2.97%, 2/4/33 (1)	336	286
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (1)	425	406
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (1)	1,403	1,390
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (1)	1,000	1,005
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (1)	400	420
6.11%, 1/29/37	150	160
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (1)	390	280
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (1)	790	667
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (1)	755	667
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (1)	810	685
Bank of America N.A.,
6.00%, 10/15/36	250	272
BankUnited, Inc.,
5.13%, 6/11/30	100	91
Citigroup, Inc.,
3.88%, 3/26/25	730	716
4.40%, 6/10/25	105	104
5.50%, 9/13/25	126	127
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (1)	1,464	1,407
4.60%, 3/9/26	205	202
(Variable, U.S. SOFR + 1.53%), 3.29%, 3/17/26 (1)	17	17
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (1)	884	859
(Variable, U.S. SOFR + 1.55%), 5.61%, 9/29/26 (1)	722	727
3.20%, 10/21/26	719	686
4.30%, 11/20/26	505	495
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
(Variable, U.S. SOFR + 0.77%), 1.46%, 6/9/27 (1)	$28	$26
4.45%, 9/29/27	328	320
(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (1)	88	83
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (1)	28	27
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	1,450	1,389
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (1)	1,000	836
6.63%, 6/15/32	100	109
5.88%, 2/22/33	350	366
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (1)	1,300	1,348
6.13%, 8/25/36	125	133
8.13%, 7/15/39	332	429
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (1)	180	181
5.88%, 1/30/42	30	32
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (1)	168	121
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (1)	500	475
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (1)	250	230
Discover Bank,
2.70%, 2/6/30	250	212
Fifth Third Bancorp,
8.25%, 3/1/38	275	326
First Horizon Corp.,
4.00%, 5/26/25	200	193
FNB Corp.,
5.15%, 8/25/25	200	199
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	406
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (1)	500	485
JPMorgan Chase & Co.,
3.90%, 7/15/25	128	126
7.75%, 7/15/25	54	56

FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (1)	$40	$38
3.30%, 4/1/26	111	107
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	2,024	1,939
2.95%, 10/1/26	59	56
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (1)	121	111
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (1)	297	274
8.00%, 4/29/27	658	727
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (1)	1,310	1,187
4.25%, 10/1/27	299	296
3.63%, 12/1/27	1,292	1,241
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 2/1/28 (1)	500	483
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (1)	204	192
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (1)	176	174
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (1)	33	33
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 1/23/29 (1)	310	294
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (1)	34	33
(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (1)	719	638
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (1)	800	813
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (1)	59	58
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (1)	545	480
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (1)	700	725
(Variable, U.S. SOFR + 1.85%), 5.35%, 6/1/34 (1)	200	203
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (1)	359	319
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (1)	100	77
5.60%, 7/15/41	405	432
(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (1)	785	558
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
5.63%, 8/16/43	$150	$158
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (1)	114	101
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (1)	85	73
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (1)	400	336
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (1)	200	167
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (1)	1,500	1,083
KeyBank N.A.,
4.15%, 8/8/25	250	242
5.00%, 1/26/33	500	468
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	1,000	972
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	2,000	2,000
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR + 1.32%), 5.81%, 6/12/26 (1)	500	503
3.15%, 5/19/27	455	432
2.55%, 1/22/30	545	477
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (1)	500	490
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (1)	400	445
Regions Financial Corp.,
2.25%, 5/18/25	500	477
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (1)	300	310
Synchrony Bank,
5.40%, 8/22/25	293	289
Synovus Bank,
5.63%, 2/15/28	250	240
Truist Bank,
3.63%, 9/16/25	128	124
4.05%, 11/3/25	600	590
3.30%, 5/15/26	122	117
3.80%, 10/30/26	543	521
Truist Financial Corp.,
3.70%, 6/5/25	213	208

NORTHERN FUNDS QUARTERLY REPORT     14    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (1)	$85	$78
1.13%, 8/3/27	221	194
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (1)	1,000	986
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (1)	57	49
U.S. Bancorp,
2.38%, 7/22/26	133	125
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (1)	322	296
3.90%, 4/26/28	402	389
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (1)	500	514
1.38%, 7/22/30	143	115
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (1)	500	480
U.S. Bank N.A.,
2.80%, 1/27/25	250	243
Wells Fargo & Co.,
3.00%, 2/19/25	452	442
3.00%, 4/22/26	832	797
(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (1)	736	721
(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (1)	119	114
(Variable, U.S. SOFR + 1.56%), 4.54%, 8/15/26 (1)	1,000	990
3.00%, 10/23/26	542	515
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (1)	15	14
4.30%, 7/22/27	110	108
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (1)	275	263
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (1)	585	558
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (1)	833	763
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (1)	700	714
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (1)	400	303
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (1)	1,500	1,427
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (1)	1,000	904
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.8%continued
Wells Fargo Bank N.A.,
5.85%, 2/1/37	$500	$526
6.60%, 1/15/38	50	56
Zions Bancorp N.A.,
3.25%, 10/29/29	250	205
		65,881
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	186
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	130
1.50%, 3/5/28	81	73
2.13%, 9/6/29	243	220
1.65%, 6/1/30	179	153
2.00%, 3/5/31	1,204	1,040
3.00%, 3/5/51	300	228
Constellation Brands, Inc.,
4.65%, 11/15/28	44	44
3.15%, 8/1/29	334	311
2.88%, 5/1/30	256	230
2.25%, 8/1/31	284	239
5.25%, 11/15/48	167	166
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	175
4.42%, 12/15/46	450	401
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	163
4.20%, 7/15/46	300	256
PepsiCo, Inc.,
2.75%, 4/30/25	380	370
2.63%, 7/29/29	120	111
2.75%, 3/19/30	483	444
1.63%, 5/1/30	77	66
1.95%, 10/21/31	500	425
3.88%, 3/19/60	700	608
		6,039
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.80%, 3/15/25	1,413	1,394
3.60%, 5/14/25	155	152
3.20%, 5/14/26	56	54
2.95%, 11/21/26	663	636
3.20%, 11/21/29	467	437

FIXED INCOME FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Biotechnology & Pharmaceuticals – 1.1%continued
4.05%, 11/21/39	$500	$453
4.25%, 11/21/49	800	715
Amgen, Inc.,
2.00%, 1/15/32	1,000	822
5.15%, 11/15/41	126	124
5.65%, 3/2/53	1,200	1,268
2.77%, 9/1/53	1,876	1,210
5.75%, 3/2/63	200	211
Baxalta, Inc.,
4.00%, 6/23/25	225	221
Biogen, Inc.,
4.05%, 9/15/25	55	54
2.25%, 5/1/30	40	34
3.15%, 5/1/50	25	18
3.25%, 2/15/51	387	278
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	128
3.90%, 2/20/28	726	714
3.40%, 7/26/29	286	272
4.35%, 11/15/47	1,083	960
3.70%, 3/15/52	300	237
6.40%, 11/15/63	300	349
Eli Lilly & Co.,
4.70%, 2/27/33	500	514
4.95%, 2/27/63	200	208
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,958
1.20%, 10/1/27	1,050	935
1.65%, 10/1/30	100	84
2.60%, 10/1/40	300	222
4.80%, 4/1/44	185	179
4.50%, 2/1/45	150	139
4.75%, 3/1/46	168	161
4.15%, 3/1/47	60	52
2.80%, 10/1/50	42	29
Johnson & Johnson,
4.38%, 12/5/33	332	341
3.55%, 3/1/36	519	481
5.95%, 8/15/37	32	37
3.70%, 3/1/46	770	676
2.45%, 9/1/60	300	194
Merck & Co., Inc.,
2.75%, 2/10/25	186	182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Biotechnology & Pharmaceuticals – 1.1%continued
1.70%, 6/10/27	$263	$241
1.90%, 12/10/28	279	251
3.40%, 3/7/29	389	374
2.15%, 12/10/31	688	588
3.60%, 9/15/42	25	21
3.70%, 2/10/45	60	51
2.45%, 6/24/50	1,000	663
5.15%, 5/17/63	200	210
Mylan, Inc.,
4.55%, 4/15/28	171	166
5.40%, 11/29/43	585	508
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	1,000	1,002
Pfizer, Inc.,
3.45%, 3/15/29	24	23
2.63%, 4/1/30	1,000	903
7.20%, 3/15/39	311	387
5.60%, 9/15/40	194	205
4.30%, 6/15/43	257	237
4.13%, 12/15/46	262	234
Pharmacia LLC,
6.60%, 12/1/28	125	136
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	247
Royalty Pharma PLC,
3.55%, 9/2/50	500	356
Sanofi S.A.,
3.63%, 6/19/28	250	245
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	217
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	114	110
Wyeth LLC,
5.95%, 4/1/37	725	800
Zoetis, Inc.,
3.95%, 9/12/47	450	384
4.45%, 8/20/48	40	37
		25,729
Cable & Satellite – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	1,451	1,370

NORTHERN FUNDS QUARTERLY REPORT     16    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Cable & Satellite – 0.4%continued
2.25%, 1/15/29	$484	$420
2.80%, 4/1/31	1,500	1,267
5.75%, 4/1/48	520	463
3.90%, 6/1/52	1,000	677
Comcast Corp.,
3.40%, 4/1/30	1,370	1,284
4.25%, 1/15/33	775	754
7.05%, 3/15/33	140	164
2.89%, 11/1/51	544	370
5.35%, 5/15/53	700	727
2.99%, 11/1/63	500	324
5.50%, 5/15/64	450	476
TCI Communications, Inc.,
7.88%, 2/15/26	755	802
Time Warner Cable LLC,
6.55%, 5/1/37	68	67
7.30%, 7/1/38	705	729
6.75%, 6/15/39	130	129
		10,023
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	214
Albemarle Corp.,
4.65%, 6/1/27	300	295
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	700	718
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	451
9.40%, 5/15/39	174	243
5.25%, 11/15/41	400	394
DuPont de Nemours, Inc.,
5.42%, 11/15/48	500	522
Eastman Chemical Co.,
4.80%, 9/1/42	200	182
4.65%, 10/15/44	100	88
Ecolab, Inc.,
2.75%, 8/18/55	500	338
FMC Corp.,
6.38%, 5/18/53	200	205
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	57
Linde, Inc.,
2.00%, 8/10/50	200	118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Chemicals – 0.3%continued
Lubrizol (The) Corp.,
6.50%, 10/1/34	$50	$58
LYB International Finance B.V.,
5.25%, 7/15/43	565	540
LYB International Finance III LLC,
4.20%, 5/1/50	35	28
Mosaic (The) Co.,
5.45%, 11/15/33	250	256
NewMarket Corp.,
2.70%, 3/18/31	100	84
RPM International, Inc.,
3.75%, 3/15/27	100	96
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	198
2.95%, 8/15/29	167	154
2.30%, 5/15/30	153	133
2.20%, 3/15/32	475	396
4.55%, 8/1/45	30	27
Westlake Corp.,
3.60%, 8/15/26	701	677
3.38%, 6/15/30	249	226
		6,698
Commercial Support Services – 0.1%
Block Financial LLC,
3.88%, 8/15/30	200	183
Republic Services, Inc.,
3.38%, 11/15/27	296	284
3.95%, 5/15/28	432	424
2.30%, 3/1/30	118	104
Waste Connections, Inc.,
2.95%, 1/15/52	300	212
Waste Management, Inc.,
2.50%, 11/15/50	500	334
		1,541
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	444
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	479
Owens Corning,
3.40%, 8/15/26	400	386
3.88%, 6/1/30	500	470

FIXED INCOME FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Construction Materials – 0.1%continued
Vulcan Materials Co.,
3.50%, 6/1/30	$200	$186
		1,965
Consumer Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (2)	110	98
Duke University,
2.68%, 10/1/44	200	149
Emory University,
2.97%, 9/1/50	500	357
Johns Hopkins University,
4.08%, 7/1/53	100	89
Massachusetts Institute of Technology,
5.60%, 7/1/11 (2)	190	219
4.68%, 7/1/14 (3)	15	14
3.89%, 7/1/16 (4)	300	237
Northwestern University,
4.64%, 12/1/44	50	48
President and Fellows of Harvard College,
2.52%, 10/15/50	300	203
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (5)	100	94
University of Southern California,
2.81%, 10/1/50	500	352
		1,860
Containers & Packaging – 0.1%
Amcor Finance U.S.A., Inc.,
3.63%, 4/28/26	300	290
International Paper Co.,
6.00%, 11/15/41	480	509
Packaging Corp. of America,
3.05%, 10/1/51	200	139
Sonoco Products Co.,
2.85%, 2/1/32	500	426
WestRock MWV LLC,
7.95%, 2/15/31	100	117
WRKCo, Inc.,
4.90%, 3/15/29	350	352
		1,833
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Diversified Industrials – 0.2%
3M Co.,
2.00%, 2/14/25	$100	$97
2.25%, 9/19/26	165	155
3.05%, 4/15/30	1,500	1,354
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	500	345
GE Capital Funding LLC,
4.55%, 5/15/32	540	529
Honeywell International, Inc.,
2.50%, 11/1/26	461	439
1.10%, 3/1/27	182	165
2.70%, 8/15/29	137	127
3.81%, 11/21/47	425	366
Illinois Tool Works, Inc.,
3.90%, 9/1/42	300	270
Parker-Hannifin Corp.,
4.20%, 11/21/34	200	192
4.45%, 11/21/44	300	272
		4,320
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
4.60%, 12/1/25	1,500	1,505
5.20%, 12/3/25	103	104
1.20%, 6/3/27	544	491
1.65%, 5/12/28	533	480
3.88%, 8/22/37	150	140
2.88%, 5/12/41	1,199	945
4.95%, 12/5/44	156	161
3.10%, 5/12/51	1,000	747
4.25%, 8/22/57	500	462
eBay, Inc.,
1.40%, 5/10/26	24	22
2.60%, 5/10/31	167	146
4.00%, 7/15/42	235	196
		5,399
Electric & Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	153
5.85%, 3/15/36	100	106
6.75%, 4/1/38	100	114

NORTHERN FUNDS QUARTERLY REPORT     18    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric & Gas Marketing & Trading – 0.1%continued
5.50%, 12/1/39	$85	$86
3.95%, 3/1/43	120	102
4.45%, 3/15/44	100	90
3.85%, 6/15/46	100	82
4.65%, 12/1/48	300	272
6.15%, 11/15/52	500	568
Evergy Metro, Inc.,
5.30%, 10/1/41	50	50
4.20%, 3/15/48	300	252
Southern Power Co.,
5.25%, 7/15/43	60	57
		1,932
Electric Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	167
3.65%, 4/1/50	500	396
AES (The) Corp.,
5.45%, 6/1/28	350	356
Alabama Power Co.,
3.85%, 12/1/42	60	51
4.30%, 7/15/48	300	261
Ameren Illinois Co.,
3.25%, 3/1/25	500	491
3.85%, 9/1/32	700	654
Appalachian Power Co.,
7.00%, 4/1/38	75	87
Arizona Public Service Co.,
3.15%, 5/15/25	500	486
4.50%, 4/1/42	230	201
4.20%, 8/15/48	250	201
Avangrid, Inc.,
3.80%, 6/1/29	200	189
Avista Corp.,
4.00%, 4/1/52	100	80
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	123
3.75%, 8/15/47	475	376
5.40%, 6/1/53	200	207
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	494
Black Hills Corp.,
2.50%, 6/15/30	500	420
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	$50	$47
3.00%, 2/1/27	150	143
3.55%, 8/1/42	40	33
4.25%, 2/1/49	500	442
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	200	168
CMS Energy Corp.,
3.00%, 5/15/26	40	38
3.45%, 8/15/27	500	477
4.88%, 3/1/44	500	477
Commonwealth Edison Co.,
6.45%, 1/15/38	200	221
3.80%, 10/1/42	90	75
4.60%, 8/15/43	100	93
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	213
5.25%, 1/15/53	500	512
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	430
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	287
5.10%, 6/1/65	50	47
Dominion Energy, Inc.,
4.25%, 6/1/28	500	490
5.25%, 8/1/33	250	253
5.95%, 6/15/35	750	790
7.00%, 6/15/38	20	23
3.30%, 4/15/41	300	229
4.90%, 8/1/41	35	32
4.05%, 9/15/42	100	82
DTE Electric Co.,
4.05%, 5/15/48	800	680
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	117
6.10%, 6/1/37	150	162
4.25%, 12/15/41	210	186
3.75%, 6/1/45	350	281
Duke Energy Corp.,
2.65%, 9/1/26	449	426
4.50%, 8/15/32	751	728
3.75%, 9/1/46	120	93

FIXED INCOME FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
Duke Energy Florida LLC,
6.35%, 9/15/37	$340	$378
3.40%, 10/1/46	290	218
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	535
6.35%, 8/15/38	25	28
6.45%, 4/1/39	225	252
4.90%, 7/15/43	1,000	961
Duke Energy Progress LLC,
4.10%, 3/15/43	200	171
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	100	81
Entergy Louisiana LLC,
3.05%, 6/1/31	950	839
4.75%, 9/15/52	300	277
Entergy Texas, Inc.,
4.50%, 3/30/39	250	229
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	237
Eversource Energy,
3.15%, 1/15/25	100	97
1.65%, 8/15/30	165	134
Exelon Corp.,
5.63%, 6/15/35	75	77
4.70%, 4/15/50	100	90
4.10%, 3/15/52	950	771
Florida Power & Light Co.,
5.65%, 2/1/37	335	357
5.95%, 2/1/38	150	165
5.96%, 4/1/39	250	277
5.69%, 3/1/40	30	32
4.13%, 2/1/42	250	226
4.05%, 6/1/42	100	88
Georgia Power Co.,
4.30%, 3/15/42	60	53
4.30%, 3/15/43	100	87
Idaho Power Co.,
5.50%, 3/15/53	100	104
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	214
5.63%, 4/1/53	500	527
Interstate Power and Light Co.,
3.10%, 11/30/51	500	341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
ITC Holdings Corp.,
3.35%, 11/15/27	$200	$190
MidAmerican Energy Co.,
4.80%, 9/15/43	100	94
4.40%, 10/15/44	150	135
3.65%, 8/1/48	300	238
3.15%, 4/15/50	200	143
National Grid U.S.A.,
5.80%, 4/1/35	425	433
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	974
8.00%, 3/1/32	50	60
4.30%, 3/15/49	125	109
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (1)	400	412
Nevada Power Co.,
6.65%, 4/1/36	100	110
5.90%, 5/1/53	600	644
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,336
2.44%, 1/15/32	439	369
Northern States Power Co.,
4.13%, 5/15/44	200	173
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	145
4.50%, 4/1/47	300	255
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	167
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	178
4.10%, 11/15/48	300	259
4.60%, 6/1/52	500	468
Pacific Gas and Electric Co.,
4.55%, 7/1/30	1,909	1,818
5.90%, 6/15/32	1,091	1,111
4.50%, 7/1/40	500	424
PacifiCorp,
6.10%, 8/1/36	200	214
6.25%, 10/15/37	275	294
4.13%, 1/15/49	50	40
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	36

NORTHERN FUNDS QUARTERLY REPORT     20    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
PG&E Recovery Funding LLC,
5.05%, 7/15/32	$24	$24
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	52
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	37	36
4.02%, 6/1/31	71	69
4.72%, 6/1/37	100	98
4.45%, 12/1/47	135	122
5.21%, 12/1/47	100	101
4.67%, 12/1/51	100	94
5.10%, 6/1/52	100	100
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	307
4.13%, 6/15/44	100	87
4.15%, 6/15/48	300	265
Public Service Co. of Colorado,
4.10%, 6/1/32	500	480
4.10%, 6/15/48	300	244
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	488
3.95%, 5/1/42	50	43
3.65%, 9/1/42	30	25
4.05%, 5/1/48	300	261
3.00%, 3/1/51	500	360
Puget Energy, Inc.,
3.65%, 5/15/25	500	487
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	81
5.64%, 4/15/41	340	345
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	138
5.35%, 4/1/53	300	305
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	99
Sempra,
3.25%, 6/15/27	150	142
6.00%, 10/15/39	250	264
Southern (The) Co.,
3.70%, 4/30/30	900	849
4.40%, 7/1/46	1,000	883
Southern California Edison Co.,
6.00%, 1/15/34	100	110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
5.35%, 7/15/35	$586	$607
5.55%, 1/15/37	275	276
5.95%, 2/1/38	710	747
6.05%, 3/15/39	50	53
5.50%, 3/15/40	150	152
3.90%, 3/15/43	150	123
4.13%, 3/1/48	90	76
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	242
3.90%, 4/1/45	170	131
Tampa Electric Co.,
4.10%, 6/15/42	50	42
4.30%, 6/15/48	300	252
Tucson Electric Power Co.,
5.50%, 4/15/53	300	307
Union Electric Co.,
3.90%, 9/15/42	50	42
4.00%, 4/1/48	250	205
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	44
8.88%, 11/15/38	100	137
4.65%, 8/15/43	150	138
4.45%, 2/15/44	75	67
3.80%, 9/15/47	125	100
Wisconsin Electric Power Co.,
4.30%, 10/15/48	300	262
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	93
3.30%, 9/1/49	150	110
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	976
6.50%, 7/1/36	100	112
		44,484
Electrical Equipment – 0.2%
Amphenol Corp.,
4.75%, 3/30/26	500	501
Carrier Global Corp.,
2.72%, 2/15/30	1,000	896
6.20%, 3/15/54 (6)	300	348
Fortive Corp.,
4.30%, 6/15/46	105	90

FIXED INCOME FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electrical Equipment – 0.2%continued
Johnson Controls International PLC,
5.13%, 9/14/45	$21	$20
4.95%, 7/2/64	110	100
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,
4.90%, 12/1/32	500	507
Lennox International, Inc.,
5.50%, 9/15/28	200	206
Otis Worldwide Corp.,
3.36%, 2/15/50	300	233
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	90
2.80%, 8/15/61	200	130
Trane Technologies Financing Ltd.,
3.50%, 3/21/26	250	243
4.65%, 11/1/44	35	32
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	161
Trimble, Inc.,
6.10%, 3/15/33	200	214
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	59
		3,830
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	45	45
4.13%, 5/15/29	467	443
5.30%, 5/15/49	145	125
Electronic Arts, Inc.,
1.85%, 2/15/31	500	418
Fox Corp.,
5.58%, 1/25/49	500	485
NBCUniversal Media LLC,
4.45%, 1/15/43	297	272
Paramount Global,
4.20%, 5/19/32	1,000	895
5.85%, 9/1/43	197	178
5.25%, 4/1/44	30	24
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	403
Walt Disney (The) Co.,
3.70%, 3/23/27	297	293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Entertainment Content – 0.3%continued
6.40%, 12/15/35	$31	$35
4.13%, 12/1/41	105	95
3.60%, 1/13/51	804	649
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	1,000	916
5.14%, 3/15/52	800	690
5.39%, 3/15/62	200	172
		6,138
Food – 0.4%
Campbell Soup Co.,
3.13%, 4/24/50	350	242
Conagra Brands, Inc.,
1.38%, 11/1/27	85	75
7.00%, 10/1/28	200	216
4.85%, 11/1/28	100	100
5.30%, 11/1/38	500	490
General Mills, Inc.,
2.88%, 4/15/30	218	197
2.25%, 10/14/31	432	364
Hershey (The) Co.,
2.30%, 8/15/26	365	346
4.25%, 5/4/28	200	200
Hormel Foods Corp.,
1.70%, 6/3/28	500	450
3.05%, 6/3/51	100	73
Ingredion, Inc.,
3.20%, 10/1/26	250	239
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	490
4.38%, 3/15/45	250	219
6.50%, 11/15/53	300	348
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS Luxembourg S.a.r.l,
7.25%, 11/15/53 (6)	400	435
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.63%, 1/15/32	1,000	857
Kellanova,
5.25%, 3/1/33	500	513
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	393
4.88%, 10/1/49	1,000	950

NORTHERN FUNDS QUARTERLY REPORT     22    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Food – 0.4%continued
McCormick & Co., Inc.,
4.95%, 4/15/33	$500	$503
Mondelez International, Inc.,
3.00%, 3/17/32	500	445
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	378
Tyson Foods, Inc.,
5.10%, 9/28/48	500	455
		8,978
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	577
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	947
6.59%, 10/15/37	105	121
4.30%, 12/1/42	75	67
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	43
Atmos Energy Corp.,
4.15%, 1/15/43	250	227
4.13%, 10/15/44	75	67
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	53
NiSource, Inc.,
4.80%, 2/15/44	580	532
ONE Gas, Inc.,
4.25%, 9/1/32	150	144
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	186
Southern California Gas Co.,
3.75%, 9/15/42	250	202
4.30%, 1/15/49	125	106
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	306
Southwest Gas Corp.,
3.80%, 9/29/46	250	188
Washington Gas Light Co.,
3.65%, 9/15/49	100	75
		3,307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	$265	$190
Aetna, Inc.,
6.63%, 6/15/36	40	45
6.75%, 12/15/37	150	169
4.50%, 5/15/42	100	88
3.88%, 8/15/47	143	112
AHS Hospital Corp.,
5.02%, 7/1/45	100	98
Ascension Health,
2.53%, 11/15/29	750	670
Cardinal Health, Inc.,
3.75%, 9/15/25	250	244
4.50%, 11/15/44	200	175
Cencora, Inc.,
3.25%, 3/1/25	135	132
4.25%, 3/1/45	60	53
4.30%, 12/15/47	100	90
Centene Corp.,
2.63%, 8/1/31	1,000	832
Cigna Group (The),
2.38%, 3/15/31	845	723
4.80%, 7/15/46	880	822
3.40%, 3/15/50	362	269
CommonSpirit Health,
3.82%, 10/1/49	200	159
CVS Health Corp.,
1.30%, 8/21/27	39	35
4.30%, 3/25/28	234	230
3.25%, 8/15/29	591	551
3.75%, 4/1/30	386	363
4.78%, 3/25/38	130	124
4.13%, 4/1/40	40	34
5.30%, 12/5/43	750	728
5.13%, 7/20/45	686	651
5.05%, 3/25/48	319	300
6.00%, 6/1/63	700	745
Dignity Health,
5.27%, 11/1/64	200	186
Elevance Health, Inc.,
2.38%, 1/15/25	492	478
3.65%, 12/1/27	563	545
4.10%, 3/1/28	245	241

FIXED INCOME FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Health Care Facilities & Services – 0.9%continued
6.38%, 6/15/37	$500	$556
4.63%, 5/15/42	525	489
3.60%, 3/15/51	300	236
HCA, Inc.,
4.50%, 2/15/27	1,426	1,407
5.63%, 9/1/28	236	242
2.38%, 7/15/31	368	304
5.50%, 6/1/33	500	509
5.50%, 6/15/47	330	318
5.25%, 6/15/49	170	159
Humana, Inc.,
3.13%, 8/15/29	85	79
5.50%, 3/15/53	300	312
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	377
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	277
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	87
Novant Health, Inc.,
3.32%, 11/1/61	120	80
NYU Langone Hospitals,
4.37%, 7/1/47	200	182
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	54
4.20%, 6/30/29	59	58
6.40%, 11/30/33	400	444
Sutter Health,
4.09%, 8/15/48	500	434
UnitedHealth Group, Inc.,
3.75%, 7/15/25	188	185
3.45%, 1/15/27	300	292
3.70%, 5/15/27	55	54
3.88%, 12/15/28	218	213
4.00%, 5/15/29	600	592
2.00%, 5/15/30	216	187
2.30%, 5/15/31	200	174
5.80%, 3/15/36	250	274
6.63%, 11/15/37	640	753
6.88%, 2/15/38	170	206
4.38%, 3/15/42	219	203
4.75%, 7/15/45	281	274
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Health Care Facilities & Services – 0.9%continued
5.05%, 4/15/53	$750	$761
3.13%, 5/15/60	1,000	710
		21,564
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	772
Whirlpool Corp.,
3.70%, 5/1/25	250	244
4.50%, 6/1/46	60	51
		1,067
Home Construction – 0.1%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	488
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	250	211
Masco Corp.,
1.50%, 2/15/28	500	438
NVR, Inc.,
3.00%, 5/15/30	100	89
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	141
		1,367
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	84
Colgate-Palmolive Co.,
4.60%, 3/1/33	500	514
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	110
4.38%, 6/15/45	150	136
4.15%, 3/15/47	70	61
Haleon U.S. Capital LLC,
3.63%, 3/24/32	1,000	924
Kenvue, Inc.,
4.90%, 3/22/33	500	516
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	418
3.20%, 7/30/46	125	96
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	744
1.20%, 10/29/30	706	585
		4,188

NORTHERN FUNDS QUARTERLY REPORT     24    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	$300	$289
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	285	274
3.25%, 5/16/27	500	479
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (1)	1,000	963
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (1)	500	490
CME Group, Inc.,
3.75%, 6/15/28	300	294
5.30%, 9/15/43	45	48
Goldman Sachs Group (The), Inc.,
3.75%, 5/22/25	956	937
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (1)	245	232
3.75%, 2/25/26	1,362	1,331
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (1)	46	42
5.95%, 1/15/27	613	631
3.85%, 1/26/27	623	606
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (1)	348	321
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (1)	299	294
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (1)	108	98
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (1)	445	407
(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (1)	1,013	939
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (1)	579	554
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (1)	70	67
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (1)	2,000	1,619
6.25%, 2/1/41	192	214
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (1)	1,108	851
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (1)	400	314
4.80%, 7/8/44	350	332
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Institutional Financial Services – 1.1%continued
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	$750	$771
Invesco Finance PLC,
3.75%, 1/15/26	1,000	974
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	332
Morgan Stanley,
4.00%, 7/23/25	1,925	1,898
3.88%, 1/27/26	164	161
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	167	160
6.25%, 8/9/26	100	103
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (1)	57	52
3.63%, 1/20/27	27	26
3.95%, 4/23/27	1,190	1,156
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (1)	980	903
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (1)	164	150
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (1)	590	548
3.59%, 7/22/28 (1)	760	726
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (1)	36	29
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (1)	66	53
(Variable, U.S. SOFR + 1.18%), 2.24%, 7/21/32 (1)	29	24
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (1)	500	508
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (1)	1,000	1,013
(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (1)	1,031	795
6.38%, 7/24/42	300	348
4.30%, 1/27/45	784	710
Nasdaq, Inc.,
5.95%, 8/15/53	500	539
State Street Corp.,
3.55%, 8/18/25	103	101

FIXED INCOME FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (1)	$500	$493
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (1)	400	404
		25,314
Insurance – 0.6%
Aflac, Inc.,
3.60%, 4/1/30	500	473
Allstate (The) Corp.,
4.50%, 6/15/43	45	41
4.20%, 12/15/46	300	256
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (1)	225	224
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	6
4.38%, 6/30/50	500	448
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	500	399
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	153
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	255
Assurant, Inc.,
4.90%, 3/27/28	215	212
Athene Holding Ltd.,
6.65%, 2/1/33	300	319
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	522	439
2.88%, 3/15/32	178	161
4.40%, 5/15/42	100	97
4.30%, 5/15/43	440	413
Berkshire Hathaway, Inc.,
3.13%, 3/15/26	745	724
4.50%, 2/11/43	255	249
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	165
Brown & Brown, Inc.,
4.95%, 3/17/52	200	178
Chubb (The) Corp.,
6.00%, 5/11/37	50	55
6.50%, 5/15/38	85	99
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	288
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Insurance – 0.6%continued
3.35%, 5/3/26	$1,000	$971
6.70%, 5/15/36	50	58
4.15%, 3/13/43	100	91
CNA Financial Corp.,
5.50%, 6/15/33	200	207
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	252
Equitable Holdings, Inc.,
5.00%, 4/20/48	300	280
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	137
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	103
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	196
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	304
Lincoln National Corp.,
3.63%, 12/12/26	148	144
3.80%, 3/1/28	117	112
6.30%, 10/9/37	100	106
Loews Corp.,
4.13%, 5/15/43	75	67
Markel Group, Inc.,
3.45%, 5/7/52	300	214
Marsh & McLennan Cos., Inc.,
3.50%, 3/10/25	385	378
3.75%, 3/14/26	75	74
2.25%, 11/15/30	255	220
5.88%, 8/1/33	100	109
5.45%, 3/15/53	200	210
MetLife, Inc.,
3.00%, 3/1/25	830	812
6.38%, 6/15/34	485	546
4.13%, 8/13/42	260	231
4.72%, 12/15/44	370	350
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	37
Progressive (The) Corp.,
2.45%, 1/15/27	250	235
4.20%, 3/15/48	500	447
Prudential Financial, Inc.,
3.00%, 3/10/40	300	234

NORTHERN FUNDS QUARTERLY REPORT     26    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Insurance – 0.6%continued
3.91%, 12/7/47	$344	$282
3.94%, 12/7/49	335	277
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	210
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	91
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	426
4.00%, 5/30/47	315	272
Unum Group,
4.13%, 6/15/51	200	150
Willis North America, Inc.,
2.95%, 9/15/29	500	448
		14,943
Internet Media & Services – 0.2%
Alphabet, Inc.,
2.05%, 8/15/50	75	47
2.25%, 8/15/60	600	373
Booking Holdings, Inc.,
4.63%, 4/13/30	200	202
Expedia Group, Inc.,
4.63%, 8/1/27	300	299
Meta Platforms, Inc.,
4.95%, 5/15/33	2,000	2,069
Netflix, Inc.,
6.38%, 5/15/29	1,000	1,087
		4,077
Leisure Facilities & Services – 0.1%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	307
Marriott International, Inc.,
3.13%, 6/15/26	130	125
2.85%, 4/15/31	500	433
McDonald's Corp.,
4.80%, 8/14/28	700	713
3.63%, 5/1/43	209	174
4.88%, 12/9/45	200	197
4.45%, 3/1/47	350	320
4.45%, 9/1/48	112	104
4.20%, 4/1/50	288	255
Starbucks Corp.,
3.50%, 11/15/50	800	623
		3,251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	$200	$156
Hasbro, Inc.,
3.90%, 11/19/29	110	103
6.35%, 3/15/40	250	261
		520
Machinery – 0.2%
Caterpillar Financial Services Corp.,
1.45%, 5/15/25	115	110
0.90%, 3/2/26	95	88
1.70%, 1/8/27	186	172
3.60%, 8/12/27	500	489
Caterpillar, Inc.,
3.80%, 8/15/42	185	163
4.30%, 5/15/44	235	224
3.25%, 9/19/49	220	174
Deere & Co.,
3.75%, 4/15/50	633	556
Eaton Corp.,
3.10%, 9/15/27	250	240
Flowserve Corp.,
2.80%, 1/15/32	100	83
John Deere Capital Corp.,
4.15%, 9/15/27	118	117
3.05%, 1/6/28	132	125
4.95%, 7/14/28	1,000	1,026
Regal Rexnord Corp.,
6.05%, 4/15/28 (6)	500	506
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	186
		4,259
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	980
4.75%, 11/30/36	353	362
6.15%, 11/30/37	202	233
4.75%, 4/15/43	100	102
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	261
Baxter International, Inc.,
3.50%, 8/15/46	350	256
Becton Dickinson & Co.,
4.69%, 2/13/28	800	804

FIXED INCOME FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Medical Equipment & Devices – 0.4%continued
4.69%, 12/15/44	$210	$197
Boston Scientific Corp.,
7.38%, 1/15/40	540	653
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,500	1,360
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	1,000	1,068
Medtronic, Inc.,
4.63%, 3/15/45	406	396
Revvity, Inc.,
2.25%, 9/15/31	300	246
Stryker Corp.,
3.50%, 3/15/26	1,000	976
3.65%, 3/7/28	152	147
1.95%, 6/15/30	98	84
4.10%, 4/1/43	50	44
4.38%, 5/15/44	200	183
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	507
1.75%, 10/15/28	38	34
2.80%, 10/15/41	500	381
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	342
		9,616
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	488
Newmont Corp.,
5.88%, 4/1/35	100	108
4.88%, 3/15/42	150	146
		742
Oil & Gas Producers – 1.6%
Apache Corp.,
5.35%, 7/1/49	300	249
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,150	1,128
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	454
3.12%, 5/4/26	397	384
3.02%, 1/16/27	712	682
3.54%, 4/6/27	300	292
4.23%, 11/6/28	428	426
3.63%, 4/6/30	142	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Producers – 1.6%continued
2.72%, 1/12/32	$110	$96
3.38%, 2/8/61	800	582
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	239
Cheniere Energy Partners L.P.,
5.95%, 6/30/33 (6)	500	513
Chevron Corp.,
3.33%, 11/17/25	140	137
2.95%, 5/16/26	1,465	1,417
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	28
2.34%, 8/12/50	400	256
ConocoPhillips Co.,
5.05%, 9/15/33	500	515
3.76%, 3/15/42	100	85
5.30%, 5/15/53	300	309
4.03%, 3/15/62	405	330
Coterra Energy, Inc.,
4.38%, 3/15/29	200	194
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	307
Devon Energy Corp.,
5.85%, 12/15/25	660	667
5.25%, 10/15/27	1,000	1,006
Diamondback Energy, Inc.,
6.25%, 3/15/53	300	321
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	58
5.50%, 9/15/40	141	139
Energy Transfer L.P.,
5.95%, 12/1/25	175	177
3.90%, 7/15/26	98	95
4.40%, 3/15/27	90	88
4.20%, 4/15/27	560	544
5.50%, 6/1/27	266	269
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	214
4.15%, 9/15/29	183	175
7.50%, 7/1/38	310	360
4.95%, 1/15/43	691	602
5.15%, 2/1/43	309	276
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	74

NORTHERN FUNDS QUARTERLY REPORT     28    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Producers – 1.6%continued
6.25%, 4/15/49	$400	$415
Enterprise Products Operating LLC,
3.95%, 2/15/27	729	718
3.13%, 7/31/29	138	129
6.88%, 3/1/33	50	57
7.55%, 4/15/38	515	632
5.95%, 2/1/41	40	43
4.20%, 1/31/50	1,000	870
EOG Resources, Inc.,
3.15%, 4/1/25	145	142
4.95%, 4/15/50	300	296
Exxon Mobil Corp.,
2.44%, 8/16/29	580	528
3.48%, 3/19/30	125	119
2.61%, 10/15/30	1,010	903
3.00%, 8/16/39	200	161
4.33%, 3/19/50	500	457
Hess Corp.,
7.13%, 3/15/33	690	799
HF Sinclair Corp.,
4.50%, 10/1/30	250	233
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	198
6.55%, 9/15/40	205	217
7.50%, 11/15/40	305	345
6.38%, 3/1/41	35	36
5.63%, 9/1/41	310	296
5.40%, 9/1/44	250	235
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	499
5.15%, 10/15/43	20	19
Marathon Oil Corp.,
6.80%, 3/15/32	175	190
Marathon Petroleum Corp.,
4.70%, 5/1/25	217	216
5.13%, 12/15/26	172	174
3.80%, 4/1/28	38	36
6.50%, 3/1/41	466	502
MPLX L.P.,
2.65%, 8/15/30	355	307
5.20%, 12/1/47	407	374
4.70%, 4/15/48	593	512
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Producers – 1.6%continued
Occidental Petroleum Corp.,
6.13%, 1/1/31	$1,500	$1,557
ONEOK Partners L.P.,
4.90%, 3/15/25	40	40
6.65%, 10/1/36	80	87
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
6.05%, 9/1/33	500	530
5.20%, 7/15/48	300	282
7.15%, 1/15/51	500	574
Ovintiv, Inc.,
7.10%, 7/15/53	250	276
Phillips 66,
4.65%, 11/15/34	395	385
5.88%, 5/1/42	140	151
4.88%, 11/15/44	165	159
Phillips 66 Co.,
3.61%, 2/15/25	76	75
3.55%, 10/1/26	470	453
4.90%, 10/1/46	200	187
Pioneer Natural Resources Co.,
5.10%, 3/29/26	1,000	1,008
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	137
3.55%, 12/15/29	1,054	971
3.80%, 9/15/30	137	126
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	341
5.00%, 3/15/27	268	269
4.50%, 5/15/30	787	770
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	347
5.95%, 9/25/43	89	91
4.50%, 3/15/45	110	95
Targa Resources Corp.,
6.13%, 3/15/33	500	528
6.50%, 2/15/53	200	217
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	430
7.00%, 10/15/28	545	591
7.63%, 4/1/37	5	6

FIXED INCOME FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Producers – 1.6%continued
Valero Energy Corp.,
7.50%, 4/15/32	$765	$881
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	728
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	529
4.65%, 8/15/32	1,100	1,073
5.80%, 11/15/43	200	202
		38,654
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	101
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	468
4.08%, 12/15/47	110	94
Halliburton Co.,
3.80%, 11/15/25	49	48
2.92%, 3/1/30	500	450
4.85%, 11/15/35	275	271
7.45%, 9/15/39	160	200
4.75%, 8/1/43	15	14
NOV, Inc.,
3.60%, 12/1/29	150	139
Schlumberger Investment S.A.,
4.50%, 5/15/28	500	506
		2,291
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	2,000	1,760
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	162
American Tower Corp.,
3.38%, 10/15/26	26	25
3.13%, 1/15/27	128	121
3.60%, 1/15/28	79	75
1.50%, 1/31/28	39	34
3.95%, 3/15/29	134	128
3.80%, 8/15/29	1,519	1,443
AvalonBay Communities, Inc.,
3.90%, 10/15/46	500	408
Boston Properties L.P.,
2.75%, 10/1/26	30	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Investment Trusts – 0.8%continued
4.50%, 12/1/28	$312	$297
2.90%, 3/15/30	126	108
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	252
Corporate Office Properties L.P.,
2.90%, 12/1/33	200	155
Crown Castle, Inc.,
3.30%, 7/1/30	500	449
5.20%, 2/15/49	350	331
CubeSmart L.P.,
3.13%, 9/1/26	250	237
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	469
EPR Properties,
3.60%, 11/15/31	250	208
Equinix, Inc.,
2.15%, 7/15/30	1,000	848
ERP Operating L.P.,
3.50%, 3/1/28	1,000	956
4.50%, 6/1/45	55	47
Essex Portfolio L.P.,
4.00%, 3/1/29	146	139
3.00%, 1/15/30	154	137
Extra Space Storage L.P.,
5.70%, 4/1/28	700	718
Federal Realty OP L.P.,
5.38%, 5/1/28	250	253
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	253
Healthpeak OP LLC,
3.40%, 2/1/25	13	13
3.25%, 7/15/26	353	339
3.50%, 7/15/29	277	259
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	95
3.50%, 9/15/30	118	105
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	177
Kilroy Realty L.P.,
4.38%, 10/1/25	88	86
4.75%, 12/15/28	112	106
Kimco Realty OP LLC,
4.25%, 4/1/45	559	454

NORTHERN FUNDS QUARTERLY REPORT     30    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Investment Trusts – 0.8%continued
Mid-America Apartments L.P.,
2.88%, 9/15/51	$200	$132
NNN REIT, Inc.,
3.10%, 4/15/50	500	335
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	243
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	106
Prologis L.P.,
1.75%, 7/1/30	200	167
4.75%, 6/15/33	300	304
5.25%, 6/15/53	300	313
Public Storage Operating Co.,
2.25%, 11/9/31	200	171
Realty Income Corp.,
3.00%, 1/15/27	56	53
3.40%, 1/15/28	61	58
3.10%, 12/15/29	123	113
4.90%, 7/15/33	300	300
Regency Centers L.P.,
3.70%, 6/15/30	400	372
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	200
Simon Property Group L.P.,
3.30%, 1/15/26	106	103
2.45%, 9/13/29	1,001	892
2.20%, 2/1/31	183	154
6.75%, 2/1/40	242	274
4.25%, 10/1/44	148	124
STORE Capital Corp.,
2.70%, 12/1/31	200	152
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	263
UDR, Inc.,
2.10%, 6/15/33	300	231
Ventas Realty L.P.,
3.50%, 2/1/25	150	147
4.00%, 3/1/28	200	191
5.70%, 9/30/43	100	97
VICI Properties L.P.,
5.63%, 5/15/52	200	192
Welltower OP LLC,
2.05%, 1/15/29	442	389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Investment Trusts – 0.8%continued
4.13%, 3/15/29	$260	$251
3.10%, 1/15/30	218	197
Weyerhaeuser Co.,
4.00%, 3/9/52	200	164
		18,363
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	300	315
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	500	419
Dollar General Corp.,
5.50%, 11/1/52	200	194
Dollar Tree, Inc.,
2.65%, 12/1/31	200	170
Kroger (The) Co.,
2.65%, 10/15/26	135	128
6.90%, 4/15/38	100	113
5.40%, 7/15/40	400	391
4.65%, 1/15/48	300	269
Target Corp.,
2.25%, 4/15/25	1,000	969
4.80%, 1/15/53	700	698
Walmart, Inc.,
3.70%, 6/26/28	251	248
1.80%, 9/22/31	2,000	1,697
4.50%, 9/9/52	300	293
4.50%, 4/15/53	300	293
		5,882
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	267
AutoZone, Inc.,
5.05%, 7/15/26	500	503
3.75%, 4/18/29	121	116
4.00%, 4/15/30	129	124
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	200	143
Home Depot (The), Inc.,
2.70%, 4/15/30	66	60
1.88%, 9/15/31	71	59
3.30%, 4/15/40	400	331
5.40%, 9/15/40	680	718

FIXED INCOME FUNDS    31    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Retail - Discretionary – 0.3%continued
5.95%, 4/1/41	$405	$454
3.13%, 12/15/49	512	383
3.63%, 4/15/52	643	523
Lowe's Cos., Inc.,
4.80%, 4/1/26	1,000	1,001
3.35%, 4/1/27	115	111
3.65%, 4/5/29	76	73
3.75%, 4/1/32	1,000	937
2.80%, 9/15/41	200	147
4.05%, 5/3/47	94	78
3.00%, 10/15/50	906	619
5.85%, 4/1/63	200	210
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	483
Ross Stores, Inc.,
1.88%, 4/15/31	200	165
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	29
1.15%, 5/15/28	74	65
		7,599
Semiconductors – 0.6%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	143
Analog Devices, Inc.,
2.80%, 10/1/41	300	224
Applied Materials, Inc.,
3.90%, 10/1/25	500	493
1.75%, 6/1/30	500	426
5.85%, 6/15/41	100	111
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,174
Broadcom, Inc.,
2.45%, 2/15/31 (6)	1,024	876
4.15%, 4/15/32 (6)	1,500	1,417
4.93%, 5/15/37	400	388
Intel Corp.,
3.70%, 7/29/25	98	96
1.60%, 8/12/28	200	177
2.00%, 8/12/31	50	42
4.80%, 10/1/41	80	78
3.73%, 12/8/47	741	604
3.25%, 11/15/49	438	327
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Semiconductors – 0.6%continued
4.75%, 3/25/50	$399	$378
5.70%, 2/10/53	500	542
3.10%, 2/15/60	356	247
3.20%, 8/12/61	119	82
KLA Corp.,
5.25%, 7/15/62	350	367
Lam Research Corp.,
1.90%, 6/15/30	700	603
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,020
NVIDIA Corp.,
3.50%, 4/1/50	600	503
QUALCOMM, Inc.,
3.25%, 5/20/27	539	522
4.80%, 5/20/45	795	791
Texas Instruments, Inc.,
2.25%, 9/4/29	500	452
4.90%, 3/14/33	1,000	1,040
		13,123
Software – 0.6%
Adobe, Inc.,
1.90%, 2/1/25	96	93
2.15%, 2/1/27	419	393
Autodesk, Inc.,
3.50%, 6/15/27	135	131
Concentrix Corp.,
6.85%, 8/2/33	300	309
Microsoft Corp.,
2.70%, 2/12/25	22	22
2.53%, 6/1/50	150	103
2.50%, 9/15/50 (6)	400	271
2.92%, 3/17/52	674	500
2.68%, 6/1/60	723	484
3.04%, 3/17/62	1,178	855
Oracle Corp.,
2.50%, 4/1/25	130	126
2.95%, 5/15/25	135	131
2.65%, 7/15/26	1,941	1,841
2.80%, 4/1/27	7	7
3.25%, 11/15/27	336	319
2.30%, 3/25/28	1,124	1,025
2.88%, 3/25/31	509	452
3.90%, 5/15/35	336	300

NORTHERN FUNDS QUARTERLY REPORT     32    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Software – 0.6%continued
3.80%, 11/15/37	$5	$4
5.38%, 7/15/40	590	581
3.60%, 4/1/50	1,000	744
5.55%, 2/6/53	500	502
4.38%, 5/15/55	25	21
3.85%, 4/1/60	1,000	728
Roper Technologies, Inc.,
1.00%, 9/15/25	1,400	1,309
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,158
VMware LLC,
2.20%, 8/15/31	500	415
Workday, Inc.,
3.80%, 4/1/32	300	280
		13,104
Specialty Finance – 0.4%
Air Lease Corp.,
2.88%, 1/15/26	101	96
1.88%, 8/15/26	78	72
3.63%, 12/1/27	163	154
2.10%, 9/1/28	131	115
4.63%, 10/1/28	651	637
3.25%, 10/1/29	500	452
Ally Financial, Inc.,
5.80%, 5/1/25	1,000	1,001
American Express Co.,
3.13%, 5/20/26	656	633
1.65%, 11/4/26	84	77
5.85%, 11/5/27	500	522
4.05%, 5/3/29	72	71
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (1)	400	409
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (1)	300	311
Capital One Financial Corp.,
3.75%, 7/28/26	150	144
3.75%, 3/9/27	250	239
3.65%, 5/11/27	144	138
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (1)	355	319
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (1)	700	698
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Specialty Finance – 0.4%continued
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (1)	$500	$514
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (1)	400	412
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	127
GATX Corp.,
3.50%, 3/15/28	500	471
5.20%, 3/15/44	35	33
Synchrony Financial,
3.95%, 12/1/27	681	637
2.88%, 10/28/31	231	185
		8,467
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	475	322
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	461
		783
Technology Hardware – 0.6%
Apple, Inc.,
2.75%, 1/13/25	828	811
2.50%, 2/9/25	55	54
1.13%, 5/11/25	107	102
2.45%, 8/4/26	225	215
2.05%, 9/11/26	308	290
3.35%, 2/9/27	645	629
3.20%, 5/11/27	201	195
2.90%, 9/12/27	993	952
1.20%, 2/8/28	888	791
3.25%, 8/8/29	37	35
2.20%, 9/11/29	188	170
1.65%, 5/11/30	1,038	889
1.25%, 8/20/30	632	526
1.70%, 8/5/31	38	32
3.35%, 8/8/32	1,000	941
2.38%, 2/8/41	15	11
3.85%, 5/4/43	305	272
3.45%, 2/9/45	25	21
4.38%, 5/13/45	160	152
4.65%, 2/23/46	206	204
3.85%, 8/4/46	20	17
4.25%, 2/9/47	11	10

FIXED INCOME FUNDS    33    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Technology Hardware – 0.6%continued
3.75%, 9/12/47	$8	$7
3.75%, 11/13/47	25	21
2.95%, 9/11/49	700	516
2.65%, 5/11/50	200	138
4.85%, 5/10/53	600	614
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	237
Cisco Systems, Inc.,
5.90%, 2/15/39	400	445
5.50%, 1/15/40	90	96
Corning, Inc.,
5.35%, 11/15/48	500	500
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	348	356
4.90%, 10/1/26	364	365
5.75%, 2/1/33	121	128
8.35%, 7/15/46	223	294
Dell, Inc.,
7.10%, 4/15/28	1,000	1,077
Flex Ltd.,
6.00%, 1/15/28	300	310
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	149
6.35%, 10/15/45	200	216
HP, Inc.,
6.00%, 9/15/41	275	290
Jabil, Inc.,
3.00%, 1/15/31	300	261
Juniper Networks, Inc.,
5.95%, 3/15/41	100	103
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	413
Western Digital Corp.,
3.10%, 2/1/32	250	199
		14,054
Technology Services – 0.5%
Equifax, Inc.,
2.35%, 9/15/31	680	565
Fidelity National Information Services, Inc.,
4.70%, 7/15/27	1,000	1,001
Fiserv, Inc.,
3.85%, 6/1/25	45	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Technology Services – 0.5%continued
3.50%, 7/1/29	$1,165	$1,097
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,002
International Business Machines Corp.,
7.00%, 10/30/25	197	205
3.45%, 2/19/26	196	191
1.70%, 5/15/27	401	366
6.50%, 1/15/28	226	242
3.50%, 5/15/29	470	449
1.95%, 5/15/30	797	686
4.00%, 6/20/42	320	279
4.25%, 5/15/49	500	439
Leidos, Inc.,
5.75%, 3/15/33	300	314
Mastercard, Inc.,
3.35%, 3/26/30	600	573
3.80%, 11/21/46	500	438
Moody's Corp.,
4.25%, 8/8/32	500	487
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,000	916
S&P Global, Inc.,
2.45%, 3/1/27	300	283
2.90%, 3/1/32	700	626
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	322
Visa, Inc.,
3.15%, 12/14/25	1,250	1,220
4.15%, 12/14/35	100	98
3.65%, 9/15/47	125	106
2.00%, 8/15/50	500	310
		12,259
Telecommunications – 0.6%
AT&T, Inc.,
1.65%, 2/1/28	331	295
2.75%, 6/1/31	359	315
2.25%, 2/1/32	587	486
4.50%, 5/15/35	859	815
4.35%, 6/15/45	52	45
4.75%, 5/15/46	68	62
4.50%, 3/9/48	574	503
3.30%, 2/1/52	1,250	896
3.80%, 12/1/57	1,200	896

NORTHERN FUNDS QUARTERLY REPORT     34    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Telecommunications – 0.6%continued
3.65%, 9/15/59	$500	$360
3.85%, 6/1/60	148	111
Sprint LLC,
7.63%, 3/1/26	1,000	1,044
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,062
3.88%, 4/15/30	1,258	1,194
4.50%, 4/15/50	1,000	887
6.00%, 6/15/54	200	220
Verizon Communications, Inc.,
2.63%, 8/15/26	66	63
3.00%, 3/22/27	210	200
4.33%, 9/21/28	1,187	1,176
3.15%, 3/22/30	1,352	1,237
1.68%, 10/30/30	818	675
1.75%, 1/20/31	227	186
2.36%, 3/15/32	395	329
3.55%, 3/22/51	1,000	772
2.99%, 10/30/56	950	631
3.70%, 3/22/61	1,000	765
		15,225
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
3.40%, 5/6/30	304	278
2.45%, 2/4/32	441	360
4.25%, 8/9/42	295	240
4.50%, 5/2/43	410	343
5.95%, 2/14/49	517	529
3.70%, 2/4/51	85	60
Philip Morris International, Inc.,
3.38%, 8/11/25	69	67
5.25%, 9/7/28	800	824
1.75%, 11/1/30	181	150
3.88%, 8/21/42	314	258
4.13%, 3/4/43	591	501
4.88%, 11/15/43	100	94
		3,704
Transportation & Logistics – 0.5%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	473	402
Burlington Northern Santa Fe LLC,
3.65%, 9/1/25	200	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Transportation & Logistics – 0.5%continued
3.25%, 6/15/27	$325	$314
6.20%, 8/15/36	455	512
5.15%, 9/1/43	280	288
4.45%, 1/15/53	200	189
5.20%, 4/15/54	400	418
CSX Corp.,
3.35%, 11/1/25	25	24
2.60%, 11/1/26	25	24
6.00%, 10/1/36	100	110
6.15%, 5/1/37	190	212
6.22%, 4/30/40	365	412
5.50%, 4/15/41	50	52
3.35%, 9/15/49	500	380
FedEx Corp.,
3.40%, 2/15/28	276	265
3.10%, 8/5/29	180	167
4.25%, 5/15/30	95	93
2.40%, 5/15/31	229	197
3.90%, 2/1/35	100	92
4.10%, 4/15/43	50	43
4.10%, 2/1/45	550	464
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	161	147
Norfolk Southern Corp.,
3.80%, 8/1/28	100	97
3.95%, 10/1/42	20	17
4.45%, 6/15/45	275	247
3.94%, 11/1/47	524	438
3.16%, 5/15/55	137	97
Ryder System, Inc.,
3.35%, 9/1/25	500	485
Southwest Airlines Co.,
5.13%, 6/15/27	400	402
Union Pacific Corp.,
3.25%, 8/15/25	15	15
3.00%, 4/15/27	15	14
2.40%, 2/5/30	300	268
3.25%, 2/5/50	1,500	1,154
5.15%, 1/20/63	500	505
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,090	1,006

FIXED INCOME FUNDS    35    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Transportation & Logistics – 0.5%continued
United Parcel Service, Inc.,
5.20%, 4/1/40	$30	$31
3.63%, 10/1/42	105	89
3.75%, 11/15/47	180	153
4.25%, 3/15/49	73	67
3.40%, 9/1/49	290	234
5.30%, 4/1/50	377	403
		10,723
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	418
4.88%, 10/1/43	90	89
PACCAR Financial Corp.,
4.45%, 3/30/26	300	299
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	247
		1,053
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	291
3.75%, 9/15/47	295	244
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	591
Sysco Corp.,
3.30%, 7/15/26	597	577
3.25%, 7/15/27	523	500
5.38%, 9/21/35	250	257
4.45%, 3/15/48	300	264
		2,724
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	205
Total Corporate Bonds
(Cost $522,700)		491,041

FOREIGN ISSUER BONDS – 6.9%
Asset Management – 0.1%
Brookfield Finance, Inc.,
4.35%, 4/15/30	1,000	965
UBS A.G.,
5.65%, 9/11/28	500	519
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Asset Management – 0.1%continued
UBS Group A.G.,
4.55%, 4/17/26	$1,413	$1,395
		2,879
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	942
Magna International, Inc.,
5.50%, 3/21/33	200	212
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	220
		1,374
Banking – 1.9%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	300	302
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (1)	400	411
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (1)	200	193
3.31%, 6/27/29	1,400	1,292
6.94%, 11/7/33	400	445
Bank of Montreal,
2.65%, 3/8/27	1,000	942
Bank of Nova Scotia (The),
4.75%, 2/2/26	1,000	998
2.70%, 8/3/26	1,000	948
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (1)	155	149
5.20%, 5/12/26	345	343
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (1)	528	485
4.34%, 1/10/28	161	157
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (1)	500	561
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (1)	1,000	1,039

NORTHERN FUNDS QUARTERLY REPORT     36    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Banking – 1.9%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (1)	$586	$434
5.25%, 8/17/45	144	141
BPCE S.A.,
3.38%, 12/2/26	250	241
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	480
6.09%, 10/3/33	300	321
Commonwealth Bank of Australia,
5.32%, 3/13/26	300	305
Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	490
5.50%, 10/5/26	500	512
5.75%, 12/1/43	250	258
Credit Suisse A.G.,
1.25%, 8/7/26	366	332
7.50%, 2/15/28	500	548
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (1)	1,100	1,133
HSBC Holdings PLC,
4.30%, 3/8/26	306	301
(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (1)	54	53
(Variable, CME Term SOFR 3M + 1.61%), 4.29%, 9/12/26 (1)	909	890
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (1)	874	802
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (1)	200	193
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (1)	446	397
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (1)	1,700	1,756
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (1)	150	131
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	1,300	1,078
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (1)	1,000	1,006
6.80%, 6/1/38	150	160
5.25%, 3/14/44	200	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Banking – 1.9%continued
ING Groep N.V.,
(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (1)	$1,000	$980
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (1)	400	420
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,051
4.34%, 1/9/48	500	403
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	1,566	1,513
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (1)	934	854
3.29%, 7/25/27	678	647
3.96%, 3/2/28	72	70
3.74%, 3/7/29	1,500	1,437
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.97%), 5.41%, 4/19/34 (1)	300	311
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (1)	1,000	857
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (1)	500	520
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	974
National Bank of Canada,
5.25%, 1/17/25	250	250
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (1)	1,000	983
Royal Bank of Canada,
4.65%, 1/27/26	600	595
3.88%, 5/4/32	1,000	945
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (1)	1,000	1,035
Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	489
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,192
2.13%, 7/8/30	1,000	844
5.78%, 7/13/33	800	849

FIXED INCOME FUNDS    37    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Banking – 1.9%continued
Toronto-Dominion Bank (The),
1.95%, 1/12/27	$2,052	$1,897
4.46%, 6/8/32	400	389
Westpac Banking Corp.,
2.85%, 5/13/26	692	665
2.70%, 8/19/26	1,000	955
3.35%, 3/8/27	500	482
5.46%, 11/18/27	500	517
1.95%, 11/20/28	308	273
		43,820
Beverages – 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	200	200
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	980	961
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	643	654
3.50%, 6/1/30	2,357	2,247
8.00%, 11/15/39	310	401
4.95%, 1/15/42	190	191
Diageo Capital PLC,
5.63%, 10/5/33	500	540
3.88%, 4/29/43	175	153
		5,347
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	35
AstraZeneca PLC,
3.13%, 6/12/27	31	30
1.38%, 8/6/30	1,031	858
6.45%, 9/15/37	450	527
4.00%, 9/18/42	250	228
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	296
5.38%, 4/15/34	150	162
6.38%, 5/15/38	274	319
Novartis Capital Corp.,
1.75%, 2/14/25	51	49
2.00%, 2/14/27	70	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Biotechnology & Pharmaceuticals – 0.2%continued
3.10%, 5/17/27	$121	$117
2.20%, 8/14/30	1,024	903
3.70%, 9/21/42	36	31
4.40%, 5/6/44	214	206
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	385
3.18%, 7/9/50	204	147
		4,359
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	598
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	176
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	250	252
		477
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	153
2.13%, 2/9/31	174	144
4.40%, 12/6/57	600	490
JD.com, Inc.,
3.38%, 1/14/30	300	272
		1,059
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	246
Enel Americas S.A.,
4.00%, 10/25/26	200	195
National Grid PLC,
5.60%, 6/12/28	150	155
		596
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	332
Governmental Banks – 0.5%
Export Development Canada,
3.88%, 2/14/28	500	497
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	947

NORTHERN FUNDS QUARTERLY REPORT     38    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Governmental Banks – 0.5%continued
2.50%, 6/29/41	$500	$367
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,296
4.63%, 7/19/28	200	203
3.50%, 10/31/28	301	290
1.88%, 4/15/31	1,076	908
Korea Development Bank (The),
4.38%, 2/15/33	800	785
Kreditanstalt fuer Wiederaufbau,
0.38%, 7/18/25	1,500	1,408
2.88%, 4/3/28	1,215	1,161
0.00%, 4/18/36 (7)	500	300
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	972
2.38%, 6/10/25	1,000	969
3.88%, 6/14/28	500	498
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	504
Svensk Exportkredit AB,
4.00%, 7/15/25	1,000	990
		12,095
Household Products – 0.1%
Unilever Capital Corp.,
2.00%, 7/28/26	674	635
2.90%, 5/5/27	326	312
5.90%, 11/15/32	125	139
		1,086
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,205
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	220
Manulife Financial Corp.,
3.70%, 3/16/32	300	282
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	202
XL Group Ltd.,
5.25%, 12/15/43	250	240
		944
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	$300	$248
Weibo Corp.,
3.38%, 7/8/30	200	172
		420
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.55%, 3/8/27	700	637
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	252
5.00%, 3/15/42	100	92
		344
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	300	317
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	310	281
5.50%, 9/8/53	300	328
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	110
5.75%, 6/1/35	100	106
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	146
4.13%, 8/21/42	300	271
Southern Copper Corp.,
3.88%, 4/23/25	100	98
7.50%, 7/27/35	300	348
6.75%, 4/16/40	90	101
Teck Resources Ltd.,
3.90%, 7/15/30	500	465
Vale Overseas Ltd.,
6.13%, 6/12/33	600	623
		3,194
Oil & Gas Producers – 0.4%
BP Capital Markets PLC,
3.28%, 9/19/27	138	133
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,195	1,162
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	145
6.75%, 2/1/39	200	217

FIXED INCOME FUNDS    39    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Oil & Gas Producers – 0.4%continued
Cenovus Energy, Inc.,
3.75%, 2/15/52	$300	$221
Enbridge, Inc.,
6.00%, 11/15/28	1,000	1,051
3.40%, 8/1/51	300	219
Equinor ASA,
1.75%, 1/22/26	48	45
3.00%, 4/6/27	52	50
2.38%, 5/22/30	870	778
4.25%, 11/23/41	350	323
Shell International Finance B.V.,
2.88%, 5/10/26	33	32
2.50%, 9/12/26	1,131	1,077
3.88%, 11/13/28	9	9
2.38%, 11/7/29	287	258
4.13%, 5/11/35	100	95
3.63%, 8/21/42	430	365
4.55%, 8/12/43	60	57
4.38%, 5/11/45	390	359
3.75%, 9/12/46	230	192
3.13%, 11/7/49	290	214
Suncor Energy, Inc.,
7.15%, 2/1/32	200	223
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	142
3.75%, 3/4/51	300	226
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	1,200	1,104
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	100	93
6.10%, 6/1/40	375	396
4.88%, 5/15/48	500	461
		9,716
Regional – 0.1%
Province of British Columbia Canada,
7.25%, 9/1/36	175	221
Province of Ontario Canada,
2.50%, 4/27/26	260	250
1.13%, 10/7/30	426	349
2.13%, 1/21/32	60	51
Province of Quebec Canada,
7.50%, 9/15/29	375	438
		1,309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	$116	$119
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,500	1,380
TSMC Arizona Corp.,
3.13%, 10/25/41	500	402
		1,782
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	394
Sovereign Government – 1.0%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,845
Chile Government International Bond,
3.13%, 1/21/26	500	485
2.75%, 1/31/27	1,000	944
3.50%, 1/25/50	210	159
5.33%, 1/5/54	500	497
3.10%, 1/22/61	500	335
Indonesia Government International Bond,
3.50%, 1/11/28	500	479
5.35%, 2/11/49	1,000	1,064
5.65%, 1/11/53	300	330
Israel Government International Bond,
4.50%, 1/30/43	200	176
3.88%, 7/3/50	600	463
Korea International Bond,
2.75%, 1/19/27	200	192
3.50%, 9/20/28	500	485
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,023
3.25%, 4/16/30	742	671
4.88%, 5/19/33	258	249
3.50%, 2/12/34 (8)	—	—
6.35%, 2/9/35	500	524
4.75%, 3/8/44	1,000	859
5.55%, 1/21/45	500	477
4.60%, 1/23/46	500	417

NORTHERN FUNDS QUARTERLY REPORT     40    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Sovereign Government – 1.0%continued
4.35%, 1/15/47	$500	$402
4.40%, 2/12/52	700	554
Panama Government International Bond,
3.75%, 3/16/25	300	291
3.88%, 3/17/28	565	521
3.16%, 1/23/30	33	28
2.25%, 9/29/32	102	74
6.88%, 1/31/36	500	499
4.50%, 5/15/47	250	177
4.50%, 4/1/56	1,000	670
Peruvian Government International Bond,
6.55%, 3/14/37	500	556
3.30%, 3/11/41	500	388
5.63%, 11/18/50	600	625
Philippine Government International Bond,
10.63%, 3/16/25	500	532
5.50%, 3/30/26	200	203
7.75%, 1/14/31	500	594
6.38%, 10/23/34	500	566
5.00%, 1/13/37	500	512
3.70%, 2/2/42	500	425
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,791
5.38%, 6/15/33	175	175
Republic of Poland Government International Bond,
5.50%, 4/4/53	500	520
Uruguay Government International Bond,
7.63%, 3/21/36	250	311
4.13%, 11/20/45	400	363
5.10%, 6/18/50	750	752
		23,203
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	83	81
6.50%, 7/15/25	183	185
3.88%, 1/23/28	123	118
5.75%, 6/6/28	300	307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Specialty Finance – 0.1%continued
3.30%, 1/30/32	$1,000	$871
ORIX Corp.,
5.00%, 9/13/27	300	303
		1,865
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	542
Supranationals – 1.3%
African Development Bank,
4.38%, 3/14/28	1,000	1,013
Asian Development Bank,
2.50%, 11/2/27	500	473
4.50%, 8/25/28	700	715
1.88%, 1/24/30	500	442
4.00%, 1/12/33	2,000	1,995
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,888
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,014
European Investment Bank,
2.13%, 4/13/26	1,500	1,432
3.88%, 3/15/28	1,000	996
3.75%, 2/14/33	1,900	1,866
4.88%, 2/15/36	200	214
Inter-American Development Bank,
2.13%, 1/15/25	500	487
2.00%, 6/2/26	803	762
1.13%, 7/20/28	197	173
3.13%, 9/18/28	1,000	963
1.13%, 1/13/31	1,000	825
3.50%, 4/12/33	500	479
3.88%, 10/28/41	200	185
International Bank for Reconstruction & Development,
2.13%, 3/3/25	700	679
0.63%, 4/22/25	3,000	2,850
0.38%, 7/28/25	5,000	4,689
2.50%, 7/29/25	500	485
0.50%, 10/28/25	3,000	2,796
4.00%, 7/25/30	500	500
2.50%, 3/29/32	1,000	895

FIXED INCOME FUNDS    41    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Supranationals – 1.3%continued
4.75%, 2/15/35	$25	$26
International Finance Corp.,
3.63%, 9/15/25	1,000	986
Nordic Investment Bank,
4.38%, 3/14/28	700	710
		30,538
Technology Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	155
5.65%, 11/23/43	285	284
		439
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
4.70%, 7/21/32	300	295
6.13%, 11/15/37	505	547
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	500	451
British Telecommunications PLC,
5.13%, 12/4/28	200	203
9.63%, 12/15/30	100	124
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	483
Orange S.A.,
9.00%, 3/1/31	610	753
Rogers Communications, Inc.,
3.63%, 12/15/25	1,000	971
4.50%, 3/15/43	45	40
5.45%, 10/1/43	49	48
5.00%, 3/15/44	81	76
4.55%, 3/15/52	500	437
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	460
5.21%, 3/8/47	570	529
TELUS Corp.,
3.40%, 5/13/32	400	357
Vodafone Group PLC,
4.13%, 5/30/25	895	883
7.88%, 2/15/30	15	17
6.15%, 2/27/37	165	179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Telecommunications – 0.3%continued
4.38%, 2/19/43	$95	$83
5.63%, 2/10/53	600	608
		7,544
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	141	140
4.91%, 4/2/30	1,104	1,087
4.74%, 3/16/32	136	131
Reynolds American, Inc.,
7.25%, 6/15/37	250	272
6.15%, 9/15/43	65	64
5.85%, 8/15/45	795	746
		2,440
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	241
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	45
6.38%, 11/15/37	20	23
4.40%, 8/5/52	300	283
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	758
		1,394
Total Foreign Issuer Bonds
(Cost $169,276)		162,051

U.S. GOVERNMENT AGENCIES – 28.3% (9)
Fannie Mae – 11.9%
0.50%, 6/17/25	4,000	3,775
2.13%, 4/24/26	1,000	956
1.88%, 9/24/26	1,000	944
7.13%, 1/15/30	1,500	1,746
0.88%, 8/5/30	1,000	816
6.63%, 11/15/30	200	231
5.63%, 7/15/37	500	567
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24(10)	11	11
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	95	93

NORTHERN FUNDS QUARTERLY REPORT     42    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.85%, 4/25/25(10)	$436	$425
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	59	57
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	60	58
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	95	90
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(10)	73	69
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	120	112
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.86%, 11/25/27(10)	184	174
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.83%, 2/25/27(10)	60	57
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(10)	101	96
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	237	228
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(10)	174	166
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.36%, 7/25/28(10)	200	192
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(10)	110	106
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(10)	155	149
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.91%, 1/25/28(10)	112	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.07%, 2/25/30(10)	$83	$77
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(10)	76	72
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(10)	91	87
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	191	173
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	144	137
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	165	156
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	169	159
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	424
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	164
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	420
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(10)	350	287
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(10)	200	163
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(10)	200	164
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.94%, 1/25/32(10)	250	208
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.51%, 4/25/33(10)	350	351

FIXED INCOME FUNDS    43    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #256925,
6.00%, 10/1/37	$5	$5
Pool #256959,
6.00%, 11/1/37	33	34
Pool #257042,
6.50%, 1/1/38	70	74
Pool #257237,
4.50%, 6/1/28	6	6
Pool #707791,
5.00%, 6/1/33	33	33
Pool #725425,
5.50%, 4/1/34	15	15
Pool #730811,
4.50%, 8/1/33	25	25
Pool #735222,
5.00%, 2/1/35	8	8
Pool #735358,
5.50%, 2/1/35	33	34
Pool #735502,
6.00%, 4/1/35	5	6
Pool #737853,
5.00%, 9/1/33	72	73
Pool #745336,
5.00%, 3/1/36	177	181
Pool #745418,
5.50%, 4/1/36	13	13
Pool #745754,
5.00%, 9/1/34	130	132
Pool #745826,
6.00%, 7/1/36	50	52
Pool #747383,
5.50%, 10/1/33	43	44
Pool #755632,
5.00%, 4/1/34	23	24
Pool #772730,
5.00%, 4/1/34	24	24
Pool #790406,
6.00%, 9/1/34	18	19
Pool #793666,
5.50%, 9/1/34	14	14
Pool #796250,
5.50%, 11/1/34	15	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #800471,
5.50%, 10/1/34	$30	$30
Pool #817795,
6.00%, 8/1/36	7	8
Pool #826057,
5.00%, 7/1/35	25	25
Pool #826585,
5.00%, 8/1/35	38	39
Pool #828523,
5.00%, 7/1/35	17	17
Pool #831676,
6.50%, 8/1/36	4	4
Pool #833067,
5.50%, 9/1/35	78	81
Pool #833163,
5.00%, 9/1/35	28	28
Pool #845425,
6.00%, 2/1/36	8	8
Pool #868435,
6.00%, 4/1/36	57	60
Pool #869710,
6.00%, 4/1/36	14	15
Pool #871135,
6.00%, 1/1/37	17	17
Pool #881818,
6.50%, 8/1/36	10	10
Pool #885866,
6.00%, 6/1/36	61	64
Pool #888100,
5.50%, 9/1/36	66	68
Pool #888205,
6.50%, 2/1/37	15	16
Pool #889224,
5.50%, 1/1/37	68	70
Pool #889401,
6.00%, 3/1/38	31	32
Pool #889415,
6.00%, 5/1/37	134	140
Pool #889579,
6.00%, 5/1/38	65	67
Pool #889630,
6.50%, 3/1/38	7	7

NORTHERN FUNDS QUARTERLY REPORT     44    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #889970,
5.00%, 12/1/36	$48	$49
Pool #890234,
6.00%, 10/1/38	31	32
Pool #890796,
3.50%, 12/1/45	549	514
Pool #893363,
5.00%, 6/1/36	10	10
Pool #893366,
5.00%, 4/1/35	25	25
Pool #898417,
6.00%, 10/1/36	10	10
Pool #899079,
5.00%, 3/1/37	18	18
Pool #902414,
5.50%, 11/1/36	50	52
Pool #906090,
5.50%, 1/1/37	46	47
Pool #918515,
5.00%, 6/1/37	30	30
Pool #923123,
5.00%, 4/1/36	8	8
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	32	32
Pool #928584,
6.50%, 8/1/37	98	102
Pool #928909,
6.00%, 12/1/37(8)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	144	141
Pool #931195,
4.50%, 5/1/24	2	2
Pool #932023,
5.00%, 1/1/38	24	24
Pool #932741,
4.50%, 4/1/40	123	123
Pool #940623,
5.50%, 8/1/37	8	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #943388,
6.00%, 6/1/37	$34	$35
Pool #943617,
6.00%, 8/1/37	16	16
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	21	22
Pool #953018,
6.50%, 10/1/37	32	34
Pool #953910,
6.00%, 11/1/37	19	20
Pool #955771,
6.50%, 10/1/37	11	12
Pool #959604,
6.50%, 11/1/37	4	5
Pool #959880,
5.50%, 11/1/37	4	5
Pool #962687,
5.00%, 4/1/38	35	36
Pool #968037,
6.00%, 1/1/38	23	23
Pool #969632,
6.50%, 1/1/38	15	16
Pool #970013,
4.50%, 6/1/38	66	66
Pool #972452,
5.50%, 3/1/38	42	43
Pool #981854,
5.50%, 7/1/38	14	15
Pool #986760,
5.50%, 7/1/38	101	104
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	21	22
Pool #995203,
5.00%, 7/1/35	144	147
Pool #995879,
6.00%, 4/1/39	27	28
Pool #AA0649,
5.00%, 12/1/38	109	110

FIXED INCOME FUNDS    45    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AA2939,
4.50%, 4/1/39	$193	$193
Pool #AA4482,
4.00%, 4/1/39	129	126
Pool #AA4562,
4.50%, 9/1/39	159	159
Pool #AA8978,
4.50%, 7/1/39	32	32
Pool #AA9357,
4.50%, 8/1/39	114	114
Pool #AB1048,
4.50%, 5/1/40	168	168
Pool #AB2067,
3.50%, 1/1/41	277	264
Pool #AB2092,
4.00%, 1/1/41	169	165
Pool #AB2272,
4.50%, 2/1/41	227	227
Pool #AB2693,
4.50%, 4/1/41	155	155
Pool #AB2768,
4.50%, 4/1/41	166	166
Pool #AB3035,
5.00%, 5/1/41	276	281
Pool #AB3246,
5.00%, 7/1/41	57	58
Pool #AB4057,
4.00%, 12/1/41	601	585
Pool #AB4293,
3.50%, 1/1/42	314	297
Pool #AB5049,
4.00%, 4/1/42	405	394
Pool #AB6016,
3.50%, 8/1/42	192	182
Pool #AB6472,
2.00%, 10/1/27	98	94
Pool #AB7076,
3.00%, 11/1/42	936	862
Pool #AB7503,
3.00%, 1/1/43	345	317
Pool #AB7733,
3.00%, 1/1/43	750	691
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AB8787,
2.00%, 3/1/28	$234	$223
Pool #AB9019,
3.00%, 4/1/43	390	359
Pool #AB9136,
2.50%, 4/1/43	42	37
Pool #AB9990,
3.00%, 7/1/33	85	80
Pool #AC3263,
4.50%, 9/1/29	45	44
Pool #AC4861,
4.50%, 11/1/24	8	8
Pool #AC5040,
4.00%, 10/1/24	5	5
Pool #AC6118,
4.50%, 11/1/39	68	68
Pool #AC8518,
5.00%, 12/1/39	107	109
Pool #AD0119,
6.00%, 7/1/38	85	89
Pool #AD0585,
4.50%, 12/1/39	176	176
Pool #AD0639,
6.00%, 12/1/38	34	35
Pool #AD0969,
5.50%, 8/1/37	108	112
Pool #AD5241,
4.50%, 7/1/40	76	76
Pool #AD5525,
5.00%, 6/1/40	129	131
Pool #AD5556,
4.00%, 6/1/25	7	7
Pool #AD7859,
5.00%, 6/1/40	58	59
Pool #AE0949,
4.00%, 2/1/41	279	272
Pool #AE0971,
4.00%, 5/1/25	2	2
Pool #AE0981,
3.50%, 3/1/41	210	200
Pool #AE1807,
4.00%, 10/1/40	320	312

NORTHERN FUNDS QUARTERLY REPORT     46    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AE3873,
4.50%, 10/1/40	$58	$58
Pool #AE5436,
4.50%, 10/1/40	84	84
Pool #AE7758,
3.50%, 11/1/25	15	15
Pool #AH0525,
4.00%, 12/1/40	284	277
Pool #AH1295,
3.50%, 1/1/26	35	35
Pool #AH3226,
5.00%, 2/1/41	37	38
Pool #AH4158,
4.00%, 1/1/41	59	58
Pool #AH4450,
3.00%, 1/1/26	17	17
Pool #AH5573,
4.00%, 2/1/41	313	306
Pool #AH5614,
3.50%, 2/1/26	32	31
Pool #AH8854,
4.50%, 4/1/41	70	70
Pool #AI1247,
4.00%, 4/1/26	16	16
Pool #AI3470,
4.50%, 6/1/41	108	108
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.05%, 9/1/41(11)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.05%, 11/1/41(11)	5	5
Pool #AI5603,
4.50%, 7/1/41	71	71
Pool #AI7743,
4.00%, 8/1/41	58	57
Pool #AI9555,
4.00%, 9/1/41	154	151
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.91% Cap), 6.07%, 11/1/41(11)	$4	$4
Pool #AJ4093,
3.50%, 10/1/26	11	11
Pool #AJ4408,
4.50%, 10/1/41	65	64
Pool #AJ6086,
3.00%, 12/1/26	37	36
Pool #AJ9152,
3.50%, 12/1/26	149	146
Pool #AJ9218,
4.00%, 2/1/42	257	250
Pool #AJ9326,
3.50%, 1/1/42	543	515
Pool #AJ9355,
3.00%, 1/1/27	79	77
Pool #AK4813,
3.50%, 3/1/42	182	172
Pool #AK4945,
3.50%, 2/1/42	148	140
Pool #AK7766,
2.50%, 3/1/27	101	97
Pool #AK9444,
4.00%, 3/1/42	33	33
Pool #AL0442,
5.50%, 6/1/40	33	34
Pool #AL1849,
6.00%, 2/1/39	132	138
Pool #AL1939,
3.50%, 6/1/42	478	453
Pool #AL2243,
4.00%, 3/1/42	338	330
Pool #AL2303,
4.50%, 6/1/26	7	7
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.77% Cap), 5.63%, 8/1/42(11)	5	5
Pool #AL3396,
2.50%, 3/1/28	105	101

FIXED INCOME FUNDS    47    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AL3803,
3.00%, 6/1/28	$176	$171
Pool #AL4408,
4.50%, 11/1/43	468	465
Pool #AL4462,
2.50%, 6/1/28	203	196
Pool #AL4908,
4.00%, 2/1/44	363	354
Pool #AL5167,
3.50%, 1/1/34	88	84
Pool #AL5254,
3.00%, 11/1/27	119	116
Pool #AL5377,
4.00%, 6/1/44	1,107	1,078
Pool #AL5734,
3.50%, 9/1/29	226	221
Pool #AL5785,
4.00%, 9/1/44	645	625
Pool #AL6488,
3.50%, 8/1/43	256	242
Pool #AL7807,
3.00%, 11/1/30	202	194
Pool #AL8469,
3.50%, 4/1/31	140	137
Pool #AL8951,
3.00%, 8/1/46	327	299
Pool #AL9582,
3.00%, 12/1/31	367	351
Pool #AO0752,
3.00%, 4/1/42	209	193
Pool #AO0800,
3.00%, 4/1/27	82	80
Pool #AO4136,
3.50%, 6/1/42	272	257
Pool #AO7970,
2.50%, 6/1/27	55	53
Pool #AO8629,
3.50%, 7/1/42	106	100
Pool #AP6273,
3.00%, 10/1/42	280	258
Pool #AQ6784,
3.50%, 12/1/42	260	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AQ8185,
2.50%, 1/1/28	$45	$43
Pool #AQ8647,
3.50%, 12/1/42	430	407
Pool #AR1706,
2.50%, 1/1/28	602	580
Pool #AR3054,
3.00%, 1/1/28	154	150
Pool #AR3792,
3.00%, 2/1/43	220	203
Pool #AR9188,
2.50%, 3/1/43	67	59
Pool #AR9582,
3.00%, 3/1/43	175	161
Pool #AS0018,
3.00%, 7/1/43	197	181
Pool #AS0275,
3.00%, 8/1/33	110	104
Pool #AS3294,
4.00%, 9/1/44	388	375
Pool #AS3600,
3.00%, 10/1/29	453	437
Pool #AS3657,
4.50%, 10/1/44	231	229
Pool #AS4085,
4.00%, 12/1/44	186	179
Pool #AS4306,
3.00%, 1/1/45	272	249
Pool #AS4458,
3.50%, 2/1/45	1,088	1,020
Pool #AS5090,
2.50%, 6/1/30	114	109
Pool #AS5324,
2.50%, 7/1/30	217	205
Pool #AS5500,
3.00%, 7/1/35	111	104
Pool #AS5666,
4.00%, 8/1/45	258	249
Pool #AS5892,
3.50%, 10/1/45	291	272
Pool #AS6192,
3.50%, 11/1/45	859	803

NORTHERN FUNDS QUARTERLY REPORT     48    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AS6262,
3.50%, 11/1/45	$370	$346
Pool #AS6332,
3.50%, 12/1/45	422	394
Pool #AS6398,
3.50%, 12/1/45	318	297
Pool #AS6730,
3.50%, 2/1/46	484	454
Pool #AS6887,
2.50%, 3/1/31	240	227
Pool #AS7149,
3.00%, 5/1/46	587	536
Pool #AS7157,
3.00%, 5/1/46	214	195
Pool #AS7247,
4.00%, 5/1/46	110	107
Pool #AS7343,
3.00%, 6/1/46	209	191
Pool #AS7480,
2.00%, 7/1/31	63	59
Pool #AS7580,
3.00%, 7/1/46	249	228
Pool #AS8067,
3.00%, 10/1/46	570	519
Pool #AS8074,
3.00%, 10/1/46	184	167
Pool #AS8178,
3.00%, 10/1/36	66	62
Pool #AS8194,
2.50%, 10/1/31	846	798
Pool #AS8424,
3.00%, 12/1/36	113	105
Pool #AS8483,
3.00%, 12/1/46	374	340
Pool #AS8591,
2.00%, 1/1/32	142	131
Pool #AS8699,
4.00%, 1/1/47	641	618
Pool #AS8960,
4.00%, 3/1/47	217	208
Pool #AS9505,
3.00%, 4/1/32	225	215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AS9615,
4.50%, 5/1/47	$139	$138
Pool #AT0666,
3.50%, 4/1/43	236	222
Pool #AT2720,
3.00%, 5/1/43	487	448
Pool #AT3180,
3.00%, 5/1/43	242	223
Pool #AU1657,
2.50%, 7/1/28	114	109
Pool #AU1689,
3.50%, 8/1/43	1,078	1,014
Pool #AU3164,
3.00%, 8/1/33	105	99
Pool #AU5919,
3.50%, 9/1/43	379	357
Pool #AV2339,
4.00%, 12/1/43	189	184
Pool #AW8167,
3.50%, 2/1/42	172	163
Pool #AW8595,
3.00%, 8/1/29	102	98
Pool #AX2163,
3.50%, 11/1/44	204	190
Pool #AX4413,
4.00%, 11/1/44	283	272
Pool #AX4839,
3.50%, 11/1/44	316	295
Pool #AX6139,
4.00%, 11/1/44	528	510
Pool #AY0544,
2.50%, 8/1/27	224	217
Pool #AY3062,
3.00%, 11/1/26	65	63
Pool #AY9555,
3.00%, 5/1/45	304	278
Pool #AZ1449,
3.00%, 7/1/45	210	192
Pool #AZ2936,
3.00%, 9/1/45	151	138
Pool #AZ2947,
4.00%, 9/1/45	289	279

FIXED INCOME FUNDS    49    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #AZ4775,
3.50%, 10/1/45	$203	$190
Pool #AZ6684,
3.00%, 2/1/31	318	301
Pool #BA2911,
3.00%, 11/1/30	103	99
Pool #BC0326,
3.50%, 12/1/45	155	145
Pool #BC0822,
3.50%, 4/1/46	1,306	1,220
Pool #BC1105,
3.50%, 2/1/46	579	541
Pool #BC1510,
3.00%, 8/1/46	193	175
Pool #BC9096,
3.50%, 12/1/46	267	250
Pool #BE3171,
2.50%, 2/1/32	259	245
Pool #BH1130,
3.50%, 4/1/32	154	150
Pool #BH7032,
3.50%, 12/1/47	122	114
Pool #BH7106,
3.50%, 1/1/48	276	258
Pool #BH9215,
3.50%, 1/1/48	504	471
Pool #BJ0648,
3.50%, 3/1/48	274	256
Pool #BJ9181,
5.00%, 5/1/48	249	250
Pool #BJ9260,
4.00%, 4/1/48	221	212
Pool #BJ9977,
4.00%, 5/1/48	165	158
Pool #BK0276,
4.00%, 9/1/48	89	86
Pool #BK0920,
4.00%, 7/1/48	380	366
Pool #BK0922,
4.50%, 7/1/48	66	65
Pool #BK3044,
2.50%, 9/1/50	454	389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #BK4740,
4.00%, 8/1/48	$110	$106
Pool #BK4764,
4.00%, 8/1/48	108	104
Pool #BK4816,
4.00%, 9/1/48	161	156
Pool #BM1787,
4.00%, 9/1/47	608	587
Pool #BM2001,
3.50%, 12/1/46	78	73
Pool #BM3286,
4.50%, 11/1/47	45	45
Pool #BM5288,
3.50%, 1/1/34	132	129
Pool #BM5466,
2.50%, 10/1/43	358	316
Pool #BM5804,
5.00%, 1/1/49	225	226
Pool #BN1176,
4.50%, 11/1/48	102	101
Pool #BN1628,
4.50%, 11/1/48	72	71
Pool #BN5947,
3.50%, 6/1/49	173	161
Pool #BN6097,
4.00%, 6/1/49	639	612
Pool #BN6683,
3.50%, 6/1/49	248	231
Pool #BN8985,
2.00%, 3/1/51	331	271
Pool #BN9007,
2.00%, 3/1/51	2,137	1,765
Pool #BO1012,
3.50%, 8/1/49	98	92
Pool #BO1021,
3.50%, 8/1/49	121	112
Pool #BO1169,
3.50%, 7/1/49	84	78
Pool #BO1444,
3.00%, 10/1/49	202	181
Pool #BO1461,
3.00%, 10/1/49	123	110

NORTHERN FUNDS QUARTERLY REPORT     50    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #BO3181,
2.50%, 10/1/49	$439	$377
Pool #BO4708,
3.00%, 11/1/49	372	334
Pool #BO8620,
3.00%, 12/1/49	417	374
Pool #BP3454,
2.00%, 5/1/36	451	406
Pool #BP4660,
2.50%, 5/1/50	127	109
Pool #BP6496,
2.00%, 7/1/35	679	613
Pool #BP6626,
2.00%, 8/1/50	844	694
Pool #BP6683,
2.50%, 9/1/50	578	495
Pool #BP7273,
2.50%, 8/1/50	354	304
Pool #BP7585,
2.00%, 9/1/50	2,792	2,296
Pool #BQ0202,
2.50%, 8/1/50	461	398
Pool #BQ1147,
2.50%, 10/1/50	629	542
Pool #BQ1351,
2.50%, 8/1/50	547	471
Pool #BQ4077,
2.00%, 12/1/50	882	722
Pool #BQ5056,
2.00%, 10/1/50	332	277
Pool #BQ5979,
2.00%, 11/1/50	1,433	1,178
Pool #BR1035,
2.00%, 5/1/51	5,620	4,609
Pool #BR4450,
1.50%, 2/1/36	676	592
Pool #BR6042,
2.00%, 2/1/51	1,948	1,599
Pool #BR9755,
2.00%, 4/1/51	1,372	1,143
Pool #BR9761,
2.00%, 4/1/51	1,034	845
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #BT1034,
2.00%, 7/1/51	$1,926	$1,582
Pool #BT4528,
2.50%, 9/1/51	9,214	7,987
Pool #BT8308,
4.50%, 8/1/52	835	811
Pool #BT9031,
2.00%, 8/1/41	837	716
Pool #BU0066,
2.50%, 10/1/51	990	849
Pool #BU4046,
5.00%, 7/1/53	974	965
Pool #BX1915,
6.00%, 1/1/53	952	976
Pool #BX6021,
5.00%, 2/1/53	373	370
Pool #BY0545,
5.00%, 5/1/53	2,287	2,266
Pool #BY4424,
5.50%, 7/1/53	958	964
Pool #CA0110,
3.50%, 8/1/47	224	209
Pool #CA0619,
4.00%, 10/1/47	68	66
Pool #CA0620,
4.00%, 10/1/47	880	849
Pool #CA0656,
3.50%, 11/1/47	667	623
Pool #CA0859,
3.50%, 12/1/47	489	457
Pool #CA0917,
3.50%, 12/1/47	412	385
Pool #CA1370,
4.00%, 3/1/48	228	221
Pool #CA1378,
4.00%, 3/1/48	178	172
Pool #CA1564,
4.50%, 4/1/48	79	78
Pool #CA1711,
4.50%, 5/1/48	233	230
Pool #CA1902,
4.50%, 6/1/48	237	234

FIXED INCOME FUNDS    51    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #CA1909,
4.50%, 6/1/48	$123	$121
Pool #CA1951,
4.00%, 7/1/48	126	121
Pool #CA1952,
4.50%, 6/1/48	55	55
Pool #CA2056,
4.50%, 7/1/48	68	67
Pool #CA2208,
4.50%, 8/1/48	72	70
Pool #CA2256,
3.50%, 8/1/33	124	122
Pool #CA2366,
3.50%, 9/1/48	77	72
Pool #CA2375,
4.00%, 9/1/48	330	317
Pool #CA2559,
4.00%, 11/1/33	144	142
Pool #CA2729,
4.50%, 11/1/48	311	307
Pool #CA3640,
4.00%, 6/1/49	309	297
Pool #CA4029,
4.00%, 8/1/49	782	750
Pool #CA4143,
3.00%, 9/1/49	2,508	2,251
Pool #CA4420,
3.00%, 10/1/49	374	336
Pool #CA4792,
3.00%, 12/1/49	216	194
Pool #CA5020,
3.50%, 1/1/50	429	400
Pool #CA5452,
3.00%, 3/1/50	687	614
Pool #CA5508,
3.00%, 4/1/50	866	774
Pool #CA5700,
2.50%, 5/1/50	13,853	11,994
Pool #CA6072,
2.50%, 6/1/50	352	301
Pool #CA6074,
2.50%, 6/1/50	493	423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #CA6144,
2.50%, 6/1/50	$585	$501
Pool #CA6290,
3.00%, 7/1/50	447	400
Pool #CA6305,
2.50%, 7/1/50	1,000	857
Pool #CA6339,
2.50%, 7/1/50	1,001	858
Pool #CA6346,
2.50%, 7/1/50	577	495
Pool #CA6563,
2.50%, 8/1/35	492	455
Pool #CA6601,
2.50%, 8/1/50	433	371
Pool #CA6951,
2.50%, 9/1/50	408	350
Pool #CA6962,
2.50%, 9/1/50	595	513
Pool #CA7019,
2.00%, 9/1/50	1,137	939
Pool #CA7216,
2.00%, 10/1/50	2,480	2,048
Pool #CA7232,
2.50%, 10/1/50	1,125	963
Pool #CA7596,
2.00%, 11/1/50	419	343
Pool #CA7600,
2.50%, 11/1/50	1,165	996
Pool #CA7697,
1.50%, 11/1/50	2,257	1,766
Pool #CA7736,
2.50%, 11/1/50	1,164	998
Pool #CA8043,
2.50%, 12/1/50	715	614
Pool #CA9143,
2.00%, 2/1/36	853	770
Pool #CA9355,
2.00%, 3/1/41	464	399
Pool #CA9418,
1.50%, 3/1/36	495	434
Pool #CB0113,
2.00%, 4/1/41	720	618

NORTHERN FUNDS QUARTERLY REPORT     52    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #CB0325,
2.00%, 4/1/51	$1,615	$1,326
Pool #CB1903,
2.50%, 10/1/51	1,606	1,386
Pool #CB2049,
2.50%, 11/1/51	1,730	1,472
Pool #CB2079,
2.00%, 11/1/51	5,153	4,219
Pool #CB3597,
3.50%, 5/1/52	1,563	1,436
Pool #CB3705,
3.00%, 5/1/37	253	240
Pool #CB4377,
4.00%, 8/1/52	545	516
Pool #CB5094,
6.50%, 11/1/52	1,299	1,361
Pool #CB6031,
5.00%, 4/1/53	96	95
Pool #CB6034,
6.50%, 4/1/53	379	389
Pool #CB6750,
5.50%, 7/1/53	1,054	1,060
Pool #CB6755,
6.00%, 7/1/53	989	1,007
Pool #CB6933,
6.50%, 8/1/53	292	303
Pool #CB7120,
6.00%, 9/1/53	398	404
Pool #CB7123,
6.00%, 9/1/53	384	391
Pool #CB7444,
6.50%, 11/1/53	994	1,036
Pool #DA0508,
6.00%, 10/1/53	389	396
Pool #FM1496,
3.50%, 9/1/49	1,251	1,165
Pool #FM1708,
3.00%, 12/1/45	243	223
Pool #FM1742,
3.00%, 10/1/49	232	209
Pool #FM1938,
4.50%, 9/1/49	399	394
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #FM2305,
3.50%, 2/1/50	$594	$554
Pool #FM2715,
3.00%, 3/1/50	153	137
Pool #FM2778,
3.00%, 3/1/50	991	889
Pool #FM2963,
3.00%, 2/1/50	4,243	3,829
Pool #FM3125,
3.50%, 3/1/50	842	783
Pool #FM3225,
3.00%, 5/1/50	563	505
Pool #FM3610,
4.00%, 6/1/50	291	280
Pool #FM3747,
2.50%, 8/1/50	945	811
Pool #FM3969,
2.50%, 8/1/43	347	306
Pool #FM4055,
2.50%, 8/1/50	6,276	5,403
Pool #FM4149,
3.00%, 9/1/50	2,888	2,580
Pool #FM4193,
2.50%, 9/1/50	646	559
Pool #FM4476,
2.00%, 10/1/50	1,698	1,398
Pool #FM4544,
2.00%, 10/1/50	896	737
Pool #FM4598,
2.00%, 11/1/40	202	174
Pool #FM4633,
2.00%, 10/1/50	895	745
Pool #FM4734,
2.00%, 11/1/35	1,111	1,003
Pool #FM4762,
2.00%, 11/1/50	1,334	1,114
Pool #FM4799,
2.00%, 11/1/50	741	610
Pool #FM4868,
2.00%, 11/1/50	1,269	1,057
Pool #FM4934,
2.00%, 11/1/35	658	596

FIXED INCOME FUNDS    53    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #FM4951,
1.50%, 11/1/35	$532	$466
Pool #FM5087,
2.00%, 12/1/50	492	406
Pool #FM5210,
2.00%, 12/1/50	2,266	1,910
Pool #FM5534,
2.00%, 1/1/41	300	258
Pool #FM5570,
2.00%, 1/1/36	659	596
Pool #FM5580,
1.50%, 1/1/36	665	582
Pool #FM5849,
2.00%, 12/1/50	947	775
Pool #FM6055,
2.00%, 2/1/51	1,913	1,580
Pool #FM6099,
2.00%, 2/1/51	1,892	1,554
Pool #FM6338,
2.00%, 2/1/51	1,182	977
Pool #FM6496,
2.00%, 2/1/51	542	452
Pool #FM6511,
2.00%, 3/1/36	687	621
Pool #FM6550,
2.00%, 3/1/51	386	321
Pool #FM6943,
2.00%, 4/1/51	1,305	1,084
Pool #FM6964,
2.00%, 5/1/51	1,043	869
Pool #FM6991,
2.00%, 4/1/51	1,550	1,272
Pool #FM7078,
2.00%, 4/1/51	1,220	1,016
Pool #FM7080,
2.00%, 4/1/51	641	534
Pool #FM7360,
2.00%, 5/1/41	403	347
Pool #FM7411,
2.00%, 5/1/51	3,146	2,572
Pool #FM7429,
1.50%, 5/1/36	1,561	1,366
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #FM7622,
2.00%, 5/1/51	$817	$681
Pool #FM8146,
2.00%, 7/1/36	1,486	1,343
Pool #FM8848,
2.50%, 9/1/41	825	735
Pool #FS0153,
2.00%, 12/1/36	2,404	2,165
Pool #FS1096,
2.00%, 1/1/51	1,355	1,115
Pool #FS2039,
2.00%, 2/1/51	895	736
Pool #FS2442,
4.00%, 7/1/52	854	812
Pool #FS2815,
4.00%, 9/1/52	453	433
Pool #FS3086,
5.50%, 10/1/52	1,801	1,815
Pool #FS3402,
5.00%, 11/1/52	368	365
Pool #FS3421,
5.00%, 12/1/52	382	379
Pool #FS3452,
5.00%, 12/1/52	651	657
Pool #FS3747,
5.50%, 12/1/52	698	703
Pool #FS3762,
5.00%, 12/1/52	484	481
Pool #FS3921,
5.50%, 2/1/53	470	480
Pool #FS4041,
5.50%, 3/1/53	682	685
Pool #FS4047,
3.50%, 12/1/42	187	175
Pool #FS4463,
1.50%, 8/1/37	1,024	891
Pool #FS4485,
6.00%, 5/1/53	654	670
Pool #FS4522,
5.00%, 5/1/53	189	187
Pool #FS4842,
5.50%, 6/1/53	289	293

NORTHERN FUNDS QUARTERLY REPORT     54    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #FS4931,
6.00%, 6/1/53	$959	$975
Pool #FS5115,
5.50%, 6/1/53	493	495
Pool #FS5116,
5.50%, 6/1/53	486	489
Pool #FS5119,
6.00%, 7/1/53	2,800	2,864
Pool #FS5304,
5.50%, 7/1/53	195	197
Pool #FS5396,
5.00%, 7/1/53	2,049	2,045
Pool #FS5436,
5.50%, 8/1/53	296	301
Pool #FS5562,
2.00%, 3/1/52	3,385	2,792
Pool #FS5584,
8/1/53(12)	487	504
Pool #FS5696,
2.00%, 4/1/51	293	241
Pool #FS5709,
5.00%, 8/1/53	885	881
Pool #FS5838,
6.00%, 9/1/53	1,271	1,306
Pool #FS5965,
6.00%, 10/1/53	394	403
Pool #FS6092,
6.00%, 10/1/53	383	391
Pool #FS6315,
6.50%, 11/1/53	499	516
Pool #FS6461,
10/1/53(12)	471	479
Pool #MA0361,
4.00%, 3/1/30	37	36
Pool #MA0711,
3.50%, 4/1/31	69	67
Pool #MA0976,
3.50%, 2/1/32	155	149
Pool #MA1138,
3.50%, 8/1/32	119	115
Pool #MA1141,
3.00%, 8/1/32	56	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #MA1200,
3.00%, 10/1/32	$325	$309
Pool #MA1511,
2.50%, 7/1/33	112	104
Pool #MA2320,
3.00%, 7/1/35	258	242
Pool #MA2473,
3.50%, 12/1/35	103	99
Pool #MA2512,
4.00%, 1/1/46	131	127
Pool #MA2670,
3.00%, 7/1/46	588	536
Pool #MA2672,
3.00%, 7/1/36	131	122
Pool #MA2705,
3.00%, 8/1/46	426	389
Pool #MA2737,
3.00%, 9/1/46	196	178
Pool #MA2771,
3.00%, 10/1/46	213	194
Pool #MA2775,
2.50%, 10/1/31	124	117
Pool #MA2781,
2.50%, 10/1/46	160	139
Pool #MA2804,
3.00%, 11/1/36	255	237
Pool #MA2817,
2.50%, 11/1/36	103	93
Pool #MA2841,
2.50%, 12/1/36	41	37
Pool #MA2863,
3.00%, 1/1/47	3,526	3,203
Pool #MA2895,
3.00%, 2/1/47	218	198
Pool #MA3028,
3.50%, 6/1/37	195	187
Pool #MA3057,
3.50%, 7/1/47	332	310
Pool #MA3058,
4.00%, 7/1/47	124	120
Pool #MA3059,
3.50%, 7/1/37	32	31

FIXED INCOME FUNDS    55    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #MA3073,
4.50%, 7/1/47	$263	$260
Pool #MA3127,
3.00%, 9/1/37	80	74
Pool #MA3150,
4.50%, 10/1/47	141	140
Pool #MA3181,
3.50%, 11/1/37	53	50
Pool #MA3182,
3.50%, 11/1/47	407	380
Pool #MA3184,
4.50%, 11/1/47	49	48
Pool #MA3185,
3.00%, 11/1/37	87	80
Pool #MA3188,
3.00%, 11/1/32	272	260
Pool #MA3211,
4.00%, 12/1/47	77	75
Pool #MA3239,
4.00%, 1/1/48	331	320
Pool #MA3276,
3.50%, 2/1/48	334	312
Pool #MA3281,
4.00%, 2/1/38	183	179
Pool #MA3334,
4.50%, 4/1/48	255	252
Pool #MA3385,
4.50%, 6/1/48	87	86
Pool #MA3413,
4.00%, 7/1/38	32	31
Pool #MA3443,
4.00%, 8/1/48	79	76
Pool #MA3444,
4.50%, 8/1/48	76	74
Pool #MA3467,
4.00%, 9/1/48	76	73
Pool #MA3492,
4.00%, 10/1/38	27	26
Pool #MA3547,
3.00%, 12/1/33	156	148
Pool #MA3590,
4.00%, 2/1/39	28	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #MA3685,
3.00%, 6/1/49	$130	$117
Pool #MA3692,
3.50%, 7/1/49	100	93
Pool #MA3695,
3.00%, 7/1/34	59	56
Pool #MA3744,
3.00%, 8/1/49	146	131
Pool #MA3765,
2.50%, 9/1/49	305	262
Pool #MA3870,
2.50%, 12/1/49	158	136
Pool #MA3871,
3.00%, 12/1/49	147	132
Pool #MA3896,
2.50%, 1/1/35	906	836
Pool #MA3898,
3.50%, 1/1/35	295	288
Pool #MA3902,
2.50%, 1/1/50	153	131
Pool #MA3934,
3.00%, 2/1/40	96	88
Pool #MA3958,
3.00%, 3/1/40	100	93
Pool #MA4013,
2.50%, 5/1/35	194	181
Pool #MA4014,
3.00%, 5/1/35	312	295
Pool #MA4053,
2.50%, 6/1/35	800	737
Pool #MA4071,
2.00%, 7/1/40	266	229
Pool #MA4072,
2.50%, 7/1/40	223	197
Pool #MA4078,
2.50%, 7/1/50	1,295	1,112
Pool #MA4093,
2.00%, 8/1/40	146	125
Pool #MA4094,
2.50%, 8/1/40	246	219
Pool #MA4096,
2.50%, 8/1/50	811	695

NORTHERN FUNDS QUARTERLY REPORT     56    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #MA4099,
2.50%, 8/1/35	$811	$751
Pool #MA4100,
2.00%, 8/1/50	1,600	1,312
Pool #MA4119,
2.00%, 9/1/50	1,879	1,546
Pool #MA4122,
1.50%, 9/1/35	282	247
Pool #MA4123,
2.00%, 9/1/35	992	897
Pool #MA4128,
2.00%, 9/1/40	418	360
Pool #MA4153,
2.50%, 10/1/40	120	107
Pool #MA4154,
1.50%, 10/1/35	428	375
Pool #MA4155,
2.00%, 10/1/35	1,085	981
Pool #MA4176,
2.00%, 11/1/40	736	634
Pool #MA4181,
1.50%, 11/1/50	2,393	1,872
Pool #MA4232,
2.00%, 1/1/41	359	309
Pool #MA4254,
1.50%, 2/1/51	528	413
Pool #MA4266,
1.50%, 2/1/41	991	828
Pool #MA4278,
1.50%, 3/1/36	1,912	1,673
Pool #MA4280,
1.50%, 3/1/51	915	714
Pool #MA4310,
1.50%, 4/1/41	318	265
Pool #MA4333,
5/1/41(12)	846	726
Pool #MA4334,
2.50%, 5/1/41	313	275
Pool #MA4342,
1.50%, 5/1/41	163	136
Pool #MA4496,
1.50%, 12/1/36	1,228	1,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Fannie Mae – 11.9%continued
Pool #MA4500,
1.50%, 12/1/41	$430	$357
Pool #MA4692,
2.50%, 8/1/37	173	159
Pool #MA4779,
4.00%, 10/1/42	180	173
Pool #MA4805,
4.50%, 11/1/52	2,530	2,455
Pool #MA4823,
4.50%, 10/1/37	242	241
Pool #MA4915,
5.00%, 2/1/38	211	212
Pool #MA4991,
5.50%, 4/1/38	132	134
Pool #MA5039,
5.50%, 6/1/53	763	767
Pool #MA5042,
4.50%, 6/1/38	90	90
Pool #MA5060,
5.00%, 6/1/43	94	94
Pool #MA5088,
6.00%, 7/1/38	177	182
Pool TBA,
1/1/53(12)	1,900	1,921
1/1/54(12)	10,100	9,773
		281,552
Federal Farm Credit Bank – 0.2%
0.73%, 5/27/25	2,000	1,892
Federal Farm Credit Banks Funding Corp.,
3.32%, 2/25/26	520	510
4.75%, 3/9/26	1,180	1,194
		3,596
Federal Home Loan Bank – 0.2%
5.13%, 6/13/25	1,120	1,129
1.10%, 8/20/26	2,000	1,841
3.25%, 11/16/28	1,000	972
5.50%, 7/15/36	500	566
		4,508
Freddie Mac – 9.4%
Federal Home Loan Mortgage Corp.,
0.38%, 7/21/25	500	470
0.38%, 9/23/25	2,500	2,334

FIXED INCOME FUNDS    57    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
6.75%, 3/15/31	$700	$816
Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2,
3.01%, 7/25/25	500	486
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	291
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	382
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	239
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	338
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	$150	$146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	343
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	196

NORTHERN FUNDS QUARTERLY REPORT     58    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	$100	$97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	479
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	187
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	423
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	$500	$416
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	416
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	83
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	166
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	254
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	171
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	432
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	281
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	96

FIXED INCOME FUNDS    59    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	$100	$95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	91
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	87
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	78
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	$500	$478
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	96
4.35%, 1/25/33	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K158, Class A2,
4.05%, 7/25/33	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	300	302
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	104
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	515
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	1	1
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	497	488

NORTHERN FUNDS QUARTERLY REPORT     60    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	$200	$195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	147	142
Pool #QA0127,
3.50%, 6/1/49	580	540
Pool #QA1132,
3.50%, 7/1/49	178	166
Pool #QA1263,
3.50%, 7/1/49	211	197
Pool #QA1752,
3.50%, 8/1/49	1,154	1,075
Pool #QA1883,
4.00%, 8/1/49	378	363
Pool #QA3149,
3.00%, 10/1/49	321	289
Pool #QA4699,
3.00%, 11/1/49	202	181
Pool #QA8043,
3.00%, 3/1/50	1,569	1,414
Pool #QB0211,
2.50%, 6/1/50	489	419
Pool #QB2516,
2.50%, 8/1/50	372	319
Pool #QB2545,
2.00%, 8/1/50	2,022	1,664
Pool #QB2682,
2.50%, 8/1/50	426	365
Pool #QB2966,
2.50%, 9/1/50	138	118
Pool #QB3199,
2.00%, 9/1/50	719	592
Pool #QB4275,
2.00%, 10/1/50	301	247
Pool #QB4467,
2.00%, 10/1/50	1,350	1,124
Pool #QB5079,
2.00%, 11/1/50	1,636	1,364
Pool #QB5128,
2.00%, 10/1/50	1,069	879
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #QB5507,
2.00%, 11/1/50	$742	$618
Pool #QB6246,
2.00%, 12/1/50	360	301
Pool #QB6448,
2.00%, 12/1/50	1,113	914
Pool #QB8131,
2.00%, 2/1/51	3,575	2,938
Pool #QB8132,
2.00%, 1/1/51	4,866	3,981
Pool #QB9266,
2.00%, 3/1/51	487	405
Pool #QB9410,
2.00%, 1/1/51	1,415	1,161
Pool #QC1443,
2.00%, 5/1/51	1,920	1,597
Pool #QC1809,
2.00%, 5/1/51	471	386
Pool #QC2062,
2.00%, 5/1/51	796	651
Pool #QC3259,
2.00%, 6/1/51	3,036	2,482
Pool #QC9442,
2.50%, 10/1/51	4,127	3,536
Pool #QD0822,
3.00%, 11/1/51	1,152	1,035
Pool #QD2146,
2.00%, 12/1/51	2,482	2,045
Pool #QE9161,
4.50%, 9/1/52	818	794
Pool #QF7121,
5.50%, 2/1/53	919	926
Pool #QG5959,
5.00%, 7/1/53	2,972	2,944
Pool #QG7215,
5.50%, 7/1/53	958	964
Pool #QG8401,
5.50%, 8/1/53	765	769
Pool #QH1135,
7.00%, 9/1/53	511	536
Pool #QK0622,
1.50%, 2/1/41	529	442

FIXED INCOME FUNDS    61    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #QN0818,
2.50%, 10/1/34	$249	$231
Pool #QN4614,
1.50%, 12/1/35	212	185
Pool #QN5018,
2.00%, 1/1/36	1,293	1,167
Pool #QN5866,
2.00%, 4/1/36	692	625
Pool #QN6394,
1.50%, 5/1/36	1,649	1,444
Pool #QN8899,
2.00%, 12/1/36	812	729
Pool #RA1196,
4.00%, 8/1/49	770	740
Pool #RA1343,
3.00%, 9/1/49	2,224	1,998
Pool #RA1493,
3.00%, 10/1/49	3,218	2,888
Pool #RA1501,
3.00%, 10/1/49	130	117
Pool #RA2010,
3.50%, 1/1/50	247	231
Pool #RA2117,
3.00%, 2/1/50	316	283
Pool #RA2386,
3.00%, 4/1/50	808	723
Pool #RA2457,
3.00%, 4/1/50	490	440
Pool #RA2677,
2.00%, 6/1/50	1,932	1,607
Pool #RA2730,
2.50%, 6/1/50	292	252
Pool #RA2790,
2.50%, 6/1/50	466	400
Pool #RA2853,
2.50%, 6/1/50	576	493
Pool #RA2959,
2.50%, 7/1/50	537	460
Pool #RA3086,
2.50%, 7/1/50	402	345
Pool #RA3306,
2.50%, 8/1/50	375	321
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #RA3524,
2.00%, 9/1/50	$2,013	$1,666
Pool #RA3563,
2.00%, 9/1/50	992	816
Pool #RA3578,
2.00%, 9/1/50	1,314	1,086
Pool #RA3580,
2.00%, 9/1/50	1,236	1,023
Pool #RA3653,
1.50%, 10/1/50	611	478
Pool #RA3662,
2.50%, 10/1/50	602	515
Pool #RA3663,
2.50%, 10/1/50	629	540
Pool #RA3723,
2.00%, 10/1/50	1,295	1,070
Pool #RA3765,
2.50%, 10/1/50	616	528
Pool #RA3908,
1.50%, 11/1/50	560	438
Pool #RA3913,
2.50%, 11/1/50	7,060	6,118
Pool #RA4209,
1.50%, 12/1/50	1,808	1,414
Pool #RA4218,
2.50%, 12/1/50	7,704	6,644
Pool #RA5204,
2.00%, 5/1/51	1,602	1,310
Pool #RA5373,
2.00%, 6/1/51	749	619
Pool #RA6333,
2.00%, 11/1/51	3,922	3,209
Pool #RA6340,
2.50%, 11/1/51	2,638	2,260
Pool #RA7097,
3.50%, 4/1/52	889	820
Pool #RA7099,
2.00%, 1/1/51	2,830	2,325
Pool #RA8761,
5.50%, 3/1/53	566	575
Pool #RA8791,
5.00%, 4/1/53	1,320	1,308

NORTHERN FUNDS QUARTERLY REPORT     62    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #RB0452,
2.00%, 2/1/41	$845	$727
Pool #RB5032,
2.50%, 2/1/40	72	65
Pool #RB5033,
3.00%, 2/1/40	267	248
Pool #RB5043,
2.50%, 4/1/40	131	117
Pool #RB5048,
2.50%, 5/1/40	73	65
Pool #RB5059,
2.50%, 7/1/40	93	82
Pool #RB5066,
2.50%, 8/1/40	249	222
Pool #RB5076,
2.00%, 8/1/40	529	456
Pool #RB5078,
2.50%, 10/1/40	174	155
Pool #RB5085,
2.00%, 11/1/40	474	408
Pool #RB5095,
2.00%, 1/1/41	356	307
Pool #RB5100,
2.00%, 2/1/41	293	252
Pool #RB5110,
1.50%, 5/1/41	1,134	942
Pool #RB5111,
2.00%, 5/1/41	474	406
Pool #RB5131,
2.00%, 10/1/41	834	714
Pool #RB5264,
5.50%, 11/1/43	198	201
Pool #RC1857,
1.50%, 2/1/36	542	474
Pool #RC2045,
2.00%, 6/1/36	275	248
Pool #SB0048,
3.00%, 8/1/34	450	426
Pool #SB0330,
2.00%, 5/1/35	384	347
Pool #SB0434,
2.00%, 10/1/35	630	569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #SB0507,
2.00%, 3/1/36	$1,207	$1,091
Pool #SB0571,
2.00%, 10/1/36	1,218	1,098
Pool #SB0726,
4.00%, 8/1/37	356	350
Pool #SB0834,
2.50%, 2/1/36	995	922
Pool #SB0955,
5.50%, 8/1/38	91	93
Pool #SB8045,
2.50%, 5/1/35	166	154
Pool #SB8046,
3.00%, 5/1/35	289	273
Pool #SB8057,
2.00%, 8/1/35	569	514
Pool #SB8058,
2.50%, 8/1/35	656	605
Pool #SB8061,
2.00%, 9/1/35	1,006	909
Pool #SB8067,
1.50%, 9/1/35	259	227
Pool #SB8068,
1.50%, 10/1/35	281	246
Pool #SB8069,
2.00%, 10/1/35	803	726
Pool #SB8073,
1.50%, 11/1/35	362	317
Pool #SB8078,
1.50%, 12/1/35	764	669
Pool #SB8083,
1.50%, 1/1/36	443	388
Pool #SB8092,
1.50%, 3/1/36	793	694
Pool #SB8122,
1.50%, 10/1/36	1,666	1,450
Pool #SB8177,
3.50%, 9/1/37	252	242
Pool #SB8178,
4.00%, 9/1/37	245	240
Pool #SB8206,
5.00%, 1/1/38	169	170

FIXED INCOME FUNDS    63    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #SB8208,
5.50%, 1/1/38	$85	$86
Pool #SB8233,
4.50%, 6/1/38	243	242
Pool #SB8247,
5.00%, 8/1/38	91	92
Pool #SB8501,
2.00%, 8/1/35	649	586
Pool #SB8511,
2.00%, 5/1/36	1,339	1,210
Pool #SD0163,
3.00%, 12/1/49	606	544
Pool #SD0261,
3.00%, 2/1/50	244	218
Pool #SD0262,
3.50%, 2/1/50	392	368
Pool #SD0410,
2.50%, 8/1/50	1,259	1,087
Pool #SD0414,
2.50%, 8/1/50	230	198
Pool #SD0467,
2.00%, 12/1/50	583	477
Pool #SD0537,
2.00%, 3/1/51	3,174	2,597
Pool #SD0608,
2.50%, 5/1/51	2,997	2,604
Pool #SD0764,
2.50%, 10/1/51	2,510	2,154
Pool #SD1592,
4.00%, 8/1/52	747	708
Pool #SD1596,
4.00%, 9/1/52	633	605
Pool #SD1855,
5.00%, 9/1/52	541	538
Pool #SD1958,
5.00%, 11/1/52	381	382
Pool #SD2236,
5.50%, 11/1/52	1,245	1,257
Pool #SD2258,
5.00%, 1/1/53	669	663
Pool #SD2266,
5.00%, 1/1/53	623	618
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #SD2666,
5.00%, 3/1/53	$671	$665
Pool #SD2693,
6.50%, 4/1/53	672	703
Pool #SD2922,
5.00%, 5/1/53	486	481
Pool #SD2936,
5.00%, 4/1/53	391	390
Pool #SD3074,
5.50%, 5/1/53	968	975
Pool #SD3683,
5.50%, 9/1/53	1,089	1,097
Pool #SD3713,
6.50%, 8/1/53	983	1,014
Pool #SD3714,
6.50%, 8/1/53	586	603
Pool #SD3904,
6.50%, 9/1/53	476	490
Pool #SD3913,
5.50%, 9/1/53	297	299
Pool #SD3990,
5.50%, 9/1/53	996	1,016
Pool #SD3992,
5.50%, 9/1/53	589	599
Pool #SD4262,
6.00%, 11/1/53	696	717
Pool #SD7512,
3.00%, 2/1/50	508	458
Pool #SD7536,
2.50%, 2/1/51	5,771	4,989
Pool #SD7537,
2.00%, 3/1/51	3,099	2,544
Pool #SD7539,
2.00%, 4/1/51	3,068	2,555
Pool #SD7541,
2.00%, 5/1/51	2,106	1,752
Pool #SD8019,
4.50%, 10/1/49	337	332
Pool #SD8023,
2.50%, 11/1/49	289	248
Pool #SD8029,
2.50%, 12/1/49	323	277

NORTHERN FUNDS QUARTERLY REPORT     64    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #SD8037,
2.50%, 1/1/50	$329	$283
Pool #SD8083,
2.50%, 8/1/50	742	636
Pool #SD8090,
2.00%, 9/1/50	2,316	1,906
Pool #SD8097,
2.00%, 8/1/50	2,029	1,671
Pool #SD8104,
1.50%, 11/1/50	3,965	3,095
Pool #SD8112,
1.50%, 12/1/50	1,178	921
Pool #SD8139,
1.50%, 4/1/51	2,260	1,766
Pool #SD8213,
3.00%, 5/1/52	1,562	1,383
Pool #SD8225,
3.00%, 7/1/52	1,874	1,661
Pool #SD8266,
4.50%, 11/1/52	2,536	2,461
Pool #SD8331,
5.50%, 6/1/53	663	666
Pool #SD8332,
6.00%, 6/1/53	751	763
Pool #SD8386,
7.00%, 12/1/53	495	511
Pool #ZA1036,
4.50%, 2/1/40	71	71
Pool #ZA1159,
3.50%, 4/1/42	209	198
Pool #ZA1165,
3.50%, 4/1/42	300	284
Pool #ZA1254,
3.00%, 10/1/42	946	871
Pool #ZA1334,
3.50%, 7/1/42	106	101
Pool #ZA1361,
3.50%, 5/1/43	156	146
Pool #ZA1375,
4.00%, 9/1/44	85	82
Pool #ZA1378,
3.50%, 10/1/44	142	132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZA2773,
2.50%, 8/1/27	$52	$51
Pool #ZA3862,
2.50%, 5/1/31	236	223
Pool #ZA4194,
3.00%, 4/1/43	220	203
Pool #ZA4214,
3.00%, 5/1/43	344	316
Pool #ZA4715,
4.00%, 9/1/46	873	843
Pool #ZA5107,
4.00%, 11/1/47	158	152
Pool #ZA5642,
4.00%, 9/1/48	161	155
Pool #ZA5950,
4.50%, 11/1/48	411	405
Pool #ZI6135,
5.00%, 9/1/34	350	356
Pool #ZI6854,
4.50%, 12/1/37	43	43
Pool #ZI7645,
5.00%, 6/1/38	86	88
Pool #ZI8519,
4.50%, 2/1/39	16	16
Pool #ZI9349,
4.50%, 10/1/39	251	249
Pool #ZI9657,
4.50%, 1/1/40	330	328
Pool #ZI9862,
4.50%, 3/1/40	161	161
Pool #ZI9939,
4.50%, 4/1/40	100	100
Pool #ZJ0631,
4.50%, 10/1/40	125	125
Pool #ZJ1046,
4.00%, 1/1/41	166	162
Pool #ZJ1052,
4.00%, 1/1/41	142	137
Pool #ZJ1228,
4.00%, 2/1/41	212	207
Pool #ZJ1359,
4.50%, 3/1/41	115	115

FIXED INCOME FUNDS    65    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZK5468,
2.00%, 5/1/28	$252	$239
Pool #ZK7259,
2.50%, 4/1/30	231	219
Pool #ZK7533,
2.50%, 7/1/30	159	151
Pool #ZL1714,
4.50%, 7/1/41	147	146
Pool #ZL1806,
4.50%, 8/1/41	401	401
Pool #ZL1922,
4.00%, 9/1/41	48	47
Pool #ZL2350,
3.50%, 11/1/41	74	70
Pool #ZL3211,
3.50%, 6/1/42	298	282
Pool #ZL3245,
4.00%, 6/1/42	462	450
Pool #ZL3551,
3.50%, 8/1/42	425	402
Pool #ZL4634,
3.00%, 1/1/43	1,399	1,288
Pool #ZL4709,
3.00%, 1/1/43	309	285
Pool #ZL5074,
3.00%, 2/1/43	135	124
Pool #ZL5915,
3.50%, 5/1/43	627	590
Pool #ZL5927,
3.00%, 5/1/43	195	180
Pool #ZL6381,
3.00%, 6/1/43	303	279
Pool #ZL6467,
3.00%, 7/1/43	226	208
Pool #ZL6920,
3.50%, 8/1/43	87	82
Pool #ZL7780,
4.00%, 2/1/44	241	234
Pool #ZL8299,
3.50%, 7/1/44	612	575
Pool #ZL8300,
4.00%, 7/1/44	447	430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZL8709,
4.00%, 11/1/44	$134	$130
Pool #ZM0489,
4.00%, 11/1/45	189	183
Pool #ZM0617,
3.50%, 12/1/45	217	204
Pool #ZM1194,
3.00%, 6/1/46	258	236
Pool #ZM1933,
3.00%, 10/1/46	297	270
Pool #ZM2167,
3.00%, 11/1/46	477	433
Pool #ZM2286,
3.50%, 12/1/46	779	728
Pool #ZM3525,
3.50%, 6/1/47	116	109
Pool #ZM3933,
3.50%, 8/1/47	436	407
Pool #ZM4305,
3.50%, 9/1/47	425	396
Pool #ZM4601,
3.50%, 10/1/47	542	508
Pool #ZM4711,
4.00%, 11/1/47	687	664
Pool #ZM4736,
3.50%, 11/1/47	165	154
Pool #ZM4908,
3.50%, 11/1/47	305	285
Pool #ZM5133,
3.50%, 12/1/47	129	120
Pool #ZM5397,
3.50%, 1/1/48	241	225
Pool #ZM5659,
3.50%, 2/1/48	257	241
Pool #ZM5917,
4.00%, 3/1/48	180	173
Pool #ZM6682,
4.50%, 5/1/48	181	179
Pool #ZM7370,
4.00%, 7/1/48	116	112
Pool #ZM7378,
5.00%, 7/1/48	140	141

NORTHERN FUNDS QUARTERLY REPORT     66    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZM7849,
4.00%, 8/1/48	$50	$48
Pool #ZM8045,
4.00%, 9/1/48	173	166
Pool #ZM8575,
4.50%, 10/1/48	130	128
Pool #ZN1506,
3.50%, 11/1/48	625	583
Pool #ZN3447,
3.50%, 2/1/49	117	109
Pool #ZS0932,
4.50%, 8/1/34	8	8
Pool #ZS1567,
5.00%, 8/1/37	11	11
Pool #ZS2391,
5.00%, 9/1/38	21	22
Pool #ZS2499,
5.00%, 3/1/38	50	51
Pool #ZS2533,
4.50%, 2/1/39	53	53
Pool #ZS2827,
4.50%, 11/1/39	123	123
Pool #ZS2905,
4.50%, 4/1/40	183	183
Pool #ZS3554,
3.50%, 7/1/42	197	187
Pool #ZS3596,
4.00%, 6/1/42	517	503
Pool #ZS3613,
4.00%, 8/1/42	270	263
Pool #ZS3792,
2.50%, 7/1/43	266	235
Pool #ZS4078,
3.50%, 1/1/45	278	260
Pool #ZS4100,
3.50%, 3/1/45	504	471
Pool #ZS4127,
4.50%, 7/1/44	116	115
Pool #ZS4472,
3.50%, 2/1/42	190	180
Pool #ZS4536,
3.50%, 10/1/43	273	257
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS4584,
3.00%, 9/1/44	$99	$91
Pool #ZS4600,
4.00%, 1/1/45	283	273
Pool #ZS4607,
3.50%, 3/1/45	362	338
Pool #ZS4617,
3.00%, 6/1/45	187	171
Pool #ZS4618,
3.50%, 6/1/45	294	275
Pool #ZS4621,
3.00%, 7/1/45	450	412
Pool #ZS4627,
4.00%, 8/1/45	98	95
Pool #ZS4629,
3.00%, 9/1/45	1,366	1,251
Pool #ZS4630,
3.50%, 9/1/45	200	186
Pool #ZS4634,
4.00%, 10/1/45	117	113
Pool #ZS4639,
4.00%, 11/1/45	120	116
Pool #ZS4642,
3.50%, 12/1/45	406	380
Pool #ZS4655,
3.50%, 3/1/46	199	186
Pool #ZS4667,
3.00%, 6/1/46	287	261
Pool #ZS4671,
3.00%, 8/1/46	645	588
Pool #ZS4677,
3.00%, 9/1/46	179	164
Pool #ZS4682,
3.00%, 10/1/46	237	216
Pool #ZS4703,
3.00%, 2/1/47	187	169
Pool #ZS4722,
3.50%, 6/1/47	182	170
Pool #ZS4730,
3.50%, 8/1/47	68	63
Pool #ZS4740,
4.00%, 10/1/47	324	311

FIXED INCOME FUNDS    67    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS4743,
3.50%, 11/1/47	$443	$414
Pool #ZS4745,
4.50%, 11/1/47	306	303
Pool #ZS4747,
3.50%, 12/1/47	123	115
Pool #ZS4748,
4.00%, 12/1/47	337	325
Pool #ZS4749,
4.50%, 12/1/47	103	102
Pool #ZS4752,
4.00%, 1/1/48	264	256
Pool #ZS4759,
3.50%, 3/1/48	264	247
Pool #ZS4769,
4.00%, 5/1/48	143	138
Pool #ZS4773,
4.50%, 6/1/48	44	44
Pool #ZS4781,
4.50%, 7/1/48	111	109
Pool #ZS4785,
4.00%, 8/1/48	109	105
Pool #ZS6948,
2.50%, 11/1/28	119	115
Pool #ZS8023,
2.00%, 8/1/32	46	43
Pool #ZS8495,
2.50%, 8/1/28	545	522
Pool #ZS8628,
2.00%, 11/1/31	75	70
Pool #ZS8639,
2.00%, 1/1/32	26	24
Pool #ZS9449,
3.50%, 8/1/45	298	279
Pool #ZS9495,
3.50%, 10/1/45	479	450
Pool #ZS9580,
3.50%, 12/1/45	425	397
Pool #ZS9805,
3.00%, 9/1/46	441	403
Pool #ZS9813,
3.00%, 9/1/46	468	427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS9827,
3.00%, 10/1/46	$401	$366
Pool #ZS9828,
3.00%, 10/1/46	389	355
Pool #ZT0495,
4.50%, 8/1/48	48	47
Pool #ZT0524,
4.50%, 9/1/48	250	247
Pool #ZT0542,
4.00%, 7/1/48	483	467
Pool #ZT0712,
4.00%, 10/1/48	154	148
Pool #ZT0787,
4.00%, 10/1/48	144	138
Pool #ZT1702,
4.00%, 1/1/49	264	254
Pool #ZT2091,
3.00%, 6/1/34	66	63
		221,244
Freddie Mac Gold – 0.3%
Pool #A16753,
5.00%, 11/1/33	24	25
Pool #A17665,
5.00%, 1/1/34	27	27
Pool #A27950,
5.50%, 11/1/34	59	60
Pool #A31136,
5.50%, 1/1/35	116	120
Pool #A39306,
5.50%, 11/1/35	22	22
Pool #A46224,
5.00%, 7/1/35	7	7
Pool #A48104,
5.00%, 1/1/36	28	28
Pool #A57604,
5.00%, 3/1/37	33	34
Pool #A58718,
5.50%, 3/1/37	5	5
Pool #A59081,
5.50%, 4/1/37	33	34
Pool #A61560,
5.50%, 10/1/36	75	77

NORTHERN FUNDS QUARTERLY REPORT     68    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac Gold – 0.3%continued
Pool #A64474,
5.50%, 9/1/37	$6	$7
Pool #A67116,
7.00%, 10/1/37	13	13
Pool #A68761,
5.50%, 9/1/37	103	107
Pool #A69303,
6.00%, 11/1/37	9	9
Pool #A73778,
5.00%, 2/1/38	34	34
Pool #A74134,
7.00%, 2/1/38	17	18
Pool #A81606,
6.00%, 9/1/38	15	15
Pool #A83008,
5.50%, 11/1/38	86	88
Pool #A91541,
5.00%, 3/1/40	72	74
Pool #C91009,
5.00%, 11/1/26	2	2
Pool #C91247,
5.00%, 4/1/29	31	31
Pool #C91370,
4.50%, 5/1/31	61	61
Pool #C91388,
3.50%, 2/1/32	71	68
Pool #C91485,
3.50%, 8/1/32	109	105
Pool #C91826,
3.00%, 5/1/35	81	76
Pool #C91858,
3.00%, 12/1/35	83	78
Pool #C91879,
3.00%, 6/1/36	98	92
Pool #C91891,
3.00%, 9/1/36	123	115
Pool #C91904,
2.50%, 11/1/36	74	67
Pool #C91908,
3.00%, 1/1/37	48	45
Pool #C91949,
3.00%, 9/1/37	94	87
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac Gold – 0.3%continued
Pool #C91955,
3.00%, 10/1/37	$86	$79
Pool #C91970,
3.50%, 1/1/38	108	103
Pool #D97564,
5.00%, 1/1/28	54	54
Pool #D99094,
3.00%, 3/1/32	72	68
Pool #E04044,
3.50%, 8/1/27	129	126
Pool #G02064,
5.00%, 2/1/36	39	40
Pool #G02069,
5.50%, 3/1/36	6	6
Pool #G02386,
6.00%, 11/1/36	58	61
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	21	21
Pool #G02649,
6.00%, 1/1/37	4	4
Pool #G02789,
6.00%, 4/1/37	295	309
Pool #G02911,
6.00%, 4/1/37	4	5
Pool #G02973,
6.00%, 6/1/37	8	9
Pool #G03121,
5.00%, 6/1/36	34	35
Pool #G03134,
5.50%, 8/1/36	16	16
Pool #G03218,
6.00%, 9/1/37	5	5
Pool #G03351,
6.00%, 9/1/37	17	17
Pool #G03513,
6.00%, 11/1/37	19	20
Pool #G03600,
7.00%, 11/1/37	9	10
Pool #G03737,
6.50%, 11/1/37	114	121

FIXED INCOME FUNDS    69    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac Gold – 0.3%continued
Pool #G03992,
6.00%, 3/1/38	$20	$21
Pool #G04287,
5.00%, 5/1/38	33	34
Pool #G04459,
5.50%, 6/1/38	30	31
Pool #G04611,
6.00%, 7/1/38	60	63
Pool #G04650,
6.50%, 9/1/38	24	26
Pool #G05733,
5.00%, 11/1/39	94	96
Pool #G05969,
5.00%, 8/1/40	47	48
Pool #G06767,
5.00%, 10/1/41	201	204
Pool #G06947,
6.00%, 5/1/40	69	72
Pool #G08189,
7.00%, 3/1/37	13	14
Pool #G08192,
5.50%, 4/1/37	15	15
Pool #G08341,
5.00%, 4/1/39	257	261
Pool #G13433,
5.50%, 1/1/24(8)	—	—
Pool #G14554,
4.50%, 7/1/26	3	3
Pool #G14891,
3.00%, 10/1/28	75	73
Pool #G15134,
3.00%, 5/1/29	57	55
Pool #G16562,
3.50%, 8/1/33	217	213
Pool #G16774,
3.50%, 2/1/34	103	101
Pool #G16786,
4.00%, 4/1/34	128	127
Pool #G18438,
2.50%, 6/1/27	61	59
Pool #G18571,
2.50%, 10/1/30	118	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac Gold – 0.3%continued
Pool #G18601,
3.00%, 5/1/31	$156	$150
Pool #G18664,
3.50%, 10/1/32	92	90
Pool #G18681,
3.00%, 3/1/33	304	291
Pool #G30327,
4.50%, 1/1/27	5	5
Pool #G31020,
2.50%, 2/1/37	27	25
Pool #G31057,
3.00%, 2/1/38	156	146
Pool #G67713,
4.00%, 6/1/48	535	517
Pool #J09305,
5.00%, 2/1/24(8)	—	—
Pool #J09463,
5.00%, 3/1/24	1	1
Pool #J11136,
4.00%, 11/1/24	2	2
Pool #J12098,
4.50%, 4/1/25	31	31
Pool #J14808,
3.50%, 3/1/26	69	67
Pool #J16932,
3.00%, 10/1/26	43	42
Pool #J17055,
3.00%, 11/1/26	33	32
Pool #J17232,
3.00%, 11/1/26	39	38
Pool #J20834,
2.50%, 10/1/27	114	110
Pool #J22069,
2.50%, 1/1/28	33	31
Pool #J22986,
2.50%, 3/1/28	241	232
Pool #J30435,
3.00%, 1/1/30	148	143
Pool #J32244,
3.00%, 7/1/30	640	615
Pool #K90071,
3.00%, 2/1/33	209	199

NORTHERN FUNDS QUARTERLY REPORT     70    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Freddie Mac Gold – 0.3%continued
Pool #K90641,
3.50%, 6/1/33	$28	$27
Pool #K90791,
3.00%, 7/1/33	120	113
Pool #K92325,
3.00%, 1/1/35	159	149
Pool #V60886,
2.50%, 8/1/30	78	74
Pool #V60902,
2.50%, 8/1/30	65	62
Pool #V61347,
2.50%, 10/1/31	266	252
		7,814
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	8	8
Pool #553463,
3.50%, 1/15/42	255	241
Pool #597889,
5.50%, 6/15/33	57	58
Pool #614169,
5.00%, 7/15/33	15	15
Pool #616879,
3.50%, 2/15/42	199	188
Pool #617739,
6.00%, 10/15/37	3	4
Pool #634431,
6.00%, 9/15/34	10	10
Pool #641416,
5.50%, 4/15/35	60	61
Pool #646341,
6.00%, 11/15/36	8	8
Pool #648538,
5.00%, 12/15/35	48	48
Pool #651753,
5.50%, 3/15/36	4	4
Pool #670030,
3.00%, 7/15/45	175	157
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	15	15
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #676360,
6.50%, 10/15/37	$1	$2
Pool #682899,
6.00%, 9/15/40	97	100
Pool #687824,
5.50%, 8/15/38	39	40
Pool #687900,
5.00%, 9/15/38	52	52
Pool #687901,
5.00%, 9/15/38	17	18
Pool #692309,
6.00%, 1/15/39	18	19
Pool #697645,
5.50%, 10/15/38	17	17
Pool #698236,
5.00%, 6/15/39	105	106
Pool #698336,
4.50%, 5/15/39	98	98
Pool #699277,
6.00%, 9/15/38	3	3
Pool #700918,
5.50%, 11/15/38	22	22
Pool #700972,
5.50%, 11/15/38	9	9
Pool #703677,
5.50%, 6/15/39	74	75
Pool #704185,
5.50%, 1/15/39	14	14
Pool #704514,
4.50%, 5/15/39	211	211
Pool #717175,
4.50%, 6/15/39	109	109
Pool #719262,
5.00%, 8/15/40	62	62
Pool #720202,
4.50%, 7/15/39	84	84
Pool #723231,
4.00%, 10/15/39	87	84
Pool #723339,
5.00%, 9/15/39	48	49
Pool #726085,
4.00%, 11/15/24	4	4

FIXED INCOME FUNDS    71    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #728629,
4.50%, 1/15/40	$150	$149
Pool #736768,
3.00%, 11/15/42	428	391
Pool #737286,
4.50%, 5/15/40	119	119
Pool #737416,
3.50%, 9/15/25	8	8
Pool #738134,
3.50%, 4/15/26	18	18
Pool #738247,
4.50%, 4/15/41	60	59
Pool #745215,
4.00%, 7/15/25	7	7
Pool #747643,
4.50%, 8/15/40	151	150
Pool #760874,
3.50%, 2/15/26	20	20
Pool #768800,
4.50%, 6/15/41	30	30
Pool #773939,
4.00%, 11/15/41	186	180
Pool #778957,
3.50%, 3/15/42	253	239
Pool #782131,
5.50%, 12/15/36	15	15
Pool #782150,
5.50%, 4/15/37	21	22
Pool #782259,
5.00%, 2/15/36	43	43
Pool #782272,
5.50%, 2/15/38	37	38
Pool #782498,
6.00%, 12/15/38	18	18
Pool #782584,
5.00%, 3/15/39	22	22
Pool #782675,
4.50%, 6/15/24	2	2
Pool #782696,
5.00%, 6/15/39	99	100
Pool #782831,
6.00%, 12/15/39	13	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #783176,
4.00%, 11/15/40	$268	$260
Pool #783740,
2.50%, 12/15/27	37	36
Pool #AA5391,
3.50%, 6/15/42	15	14
Pool #AA6089,
3.00%, 2/15/43	191	174
Pool #AB2761,
3.50%, 8/15/42	49	46
Pool #AB2891,
3.00%, 9/15/42	69	63
Pool #AD8781,
3.00%, 3/15/43	160	146
Pool #AD9016,
3.00%, 4/15/43	130	119
Pool #AL1763,
3.50%, 1/15/45	66	62
		4,563
Government National Mortgage Association II – 5.9%
Pool #3570,
6.00%, 6/20/34	19	20
Pool #3665,
5.50%, 1/20/35	50	51
Pool #3852,
6.00%, 5/20/36	9	9
Pool #3879,
6.00%, 7/20/36	23	24
Pool #3910,
6.00%, 10/20/36	13	13
Pool #3994,
5.00%, 6/20/37	8	8
Pool #4018,
6.50%, 8/20/37	31	34
Pool #4026,
5.00%, 9/20/37	10	11
Pool #4027,
5.50%, 9/20/37	5	5
Pool #4040,
6.50%, 10/20/37	7	7
Pool #4098,
5.50%, 3/20/38	38	40

NORTHERN FUNDS QUARTERLY REPORT     72    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #4116,
6.50%, 4/20/38	$15	$16
Pool #4170,
6.00%, 6/20/38	29	30
Pool #4194,
5.50%, 7/20/38	66	68
Pool #4243,
5.00%, 9/20/38	17	17
Pool #4244,
5.50%, 9/20/38	19	20
Pool #4245,
6.00%, 9/20/38	10	11
Pool #4269,
6.50%, 10/20/38	15	16
Pool #4290,
5.50%, 11/20/38	13	13
Pool #4344,
6.00%, 1/20/39	23	24
Pool #4345,
6.50%, 1/20/39	16	17
Pool #4425,
5.50%, 4/20/39	39	40
Pool #4559,
5.00%, 10/20/39	80	81
Pool #4561,
6.00%, 10/20/39	48	49
Pool #4617,
4.50%, 1/20/40	23	23
Pool #4619,
5.50%, 1/20/40	91	94
Pool #4713,
4.50%, 6/20/40	67	67
Pool #4747,
5.00%, 7/20/40	60	61
Pool #4881,
3.50%, 12/20/40	261	248
Pool #4882,
4.00%, 12/20/40	578	567
Pool #4923,
4.50%, 1/20/41	61	61
Pool #5050,
4.00%, 5/20/26	20	19
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #5081,
4.00%, 6/20/41	$98	$97
Pool #5082,
4.50%, 6/20/41	99	99
Pool #5114,
4.00%, 7/20/41	369	362
Pool #5141,
5.00%, 8/20/41	59	60
Pool #5175,
4.50%, 9/20/41	59	59
Pool #5202,
3.50%, 10/20/41	157	149
Pool #5203,
4.00%, 10/20/41	93	91
Pool #5232,
3.50%, 11/20/41	293	278
Pool #5264,
5.50%, 12/20/41	6	7
Pool #5280,
4.00%, 1/20/42	108	105
Pool #5304,
3.50%, 2/20/42	109	104
Pool #5317,
5.50%, 2/20/42	50	52
Pool #5331,
3.50%, 3/20/42	172	163
Pool #626951,
3.00%, 6/20/45	480	429
Pool #737602,
4.00%, 11/20/40	143	139
Pool #752757,
4.50%, 11/20/40	187	185
Pool #755677,
4.00%, 12/20/40	83	81
Pool #766711,
4.00%, 5/20/42	451	442
Pool #782433,
6.00%, 10/20/38	42	44
Pool #783976,
3.50%, 4/20/43	1,277	1,197
Pool #784345,
3.50%, 7/20/47	364	351

FIXED INCOME FUNDS    73    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #AA5970,
3.00%, 1/20/43	$511	$469
Pool #AA6149,
3.00%, 3/20/43	500	468
Pool #AA6160,
3.50%, 3/20/43	160	151
Pool #AA6243,
3.50%, 4/20/43	49	46
Pool #AB9443,
3.50%, 11/20/42	200	187
Pool #AD1755,
3.50%, 2/20/43	318	297
Pool #AD8825,
3.50%, 3/20/43	162	152
Pool #AF5097,
4.00%, 8/20/43	440	428
Pool #AJ0645,
3.50%, 7/20/44	142	134
Pool #AJ3643,
4.00%, 10/20/44	342	331
Pool #AO7682,
4.00%, 8/20/45	307	296
Pool #BB6965,
3.50%, 7/20/47	261	246
Pool #BE9902,
4.50%, 6/20/48	83	81
Pool #MA0006,
2.50%, 4/20/27	24	23
Pool #MA0022,
3.50%, 4/20/42	170	162
Pool #MA0088,
3.50%, 5/20/42	385	365
Pool #MA0220,
3.50%, 7/20/42	200	190
Pool #MA0318,
3.50%, 8/20/42	372	353
Pool #MA0321,
5.00%, 8/20/42	87	89
Pool #MA0391,
3.00%, 9/20/42	862	796
Pool #MA0392,
3.50%, 9/20/42	167	158
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA0698,
3.00%, 1/20/43	$202	$186
Pool #MA0826,
3.00%, 3/20/28	34	33
Pool #MA0850,
2.50%, 3/20/43	83	74
Pool #MA0851,
3.00%, 3/20/43	292	270
Pool #MA0933,
3.00%, 4/20/43	353	326
Pool #MA0934,
3.50%, 4/20/43	115	110
Pool #MA1011,
3.00%, 5/20/43	341	314
Pool #MA1012,
3.50%, 5/20/43	312	297
Pool #MA1089,
3.00%, 6/20/43	360	332
Pool #MA1224,
3.50%, 8/20/43	253	240
Pool #MA1285,
3.50%, 9/20/43	150	142
Pool #MA1839,
4.00%, 4/20/44	76	74
Pool #MA1920,
4.00%, 5/20/44	80	79
Pool #MA2224,
4.00%, 9/20/44	453	444
Pool #MA2444,
3.00%, 12/20/44	53	49
Pool #MA2521,
3.50%, 1/20/45	225	212
Pool #MA2522,
4.00%, 1/20/45	97	95
Pool #MA2677,
3.00%, 3/20/45	108	100
Pool #MA2753,
3.00%, 4/20/45	296	273
Pool #MA2754,
3.50%, 4/20/45	119	113
Pool #MA2891,
3.00%, 6/20/45	329	303

NORTHERN FUNDS QUARTERLY REPORT     74    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA2892,
3.50%, 6/20/45	$113	$106
Pool #MA2960,
3.00%, 7/20/45	270	249
Pool #MA3034,
3.50%, 8/20/45	329	311
Pool #MA3104,
3.00%, 9/20/45	390	359
Pool #MA3106,
4.00%, 9/20/45	284	276
Pool #MA3172,
3.00%, 10/20/45	72	66
Pool #MA3174,
4.00%, 10/20/45	158	154
Pool #MA3244,
3.50%, 11/20/45	250	236
Pool #MA3245,
4.00%, 11/20/45	582	566
Pool #MA3310,
3.50%, 12/20/45	942	889
Pool #MA3378,
4.50%, 1/20/46	366	366
Pool #MA3521,
3.50%, 3/20/46	465	439
Pool #MA3522,
4.00%, 3/20/46	134	130
Pool #MA3596,
3.00%, 4/20/46	265	244
Pool #MA3597,
3.50%, 4/20/46	470	443
Pool #MA3662,
3.00%, 5/20/46	442	407
Pool #MA3663,
3.50%, 5/20/46	280	264
Pool #MA3664,
4.00%, 5/20/46	128	124
Pool #MA3735,
3.00%, 6/20/46	534	492
Pool #MA3736,
3.50%, 6/20/46	361	341
Pool #MA3777,
2.50%, 7/20/31	45	43
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA3778,
3.00%, 7/20/31	$60	$58
Pool #MA3802,
3.00%, 7/20/46	628	578
Pool #MA3803,
3.50%, 7/20/46	533	503
Pool #MA3873,
3.00%, 8/20/46	241	222
Pool #MA3874,
3.50%, 8/20/46	251	237
Pool #MA3912,
2.50%, 9/20/31	67	63
Pool #MA3936,
3.00%, 9/20/46	553	508
Pool #MA4002,
2.50%, 10/20/46	42	37
Pool #MA4003,
3.00%, 10/20/46	369	339
Pool #MA4067,
2.50%, 11/20/46	346	306
Pool #MA4101,
2.50%, 12/20/31	36	34
Pool #MA4125,
2.50%, 12/20/46	23	21
Pool #MA4196,
3.50%, 1/20/47	378	357
Pool #MA4322,
4.00%, 3/20/47	146	141
Pool #MA4382,
3.50%, 4/20/47	120	113
Pool #MA4509,
3.00%, 6/20/47	578	531
Pool #MA4512,
4.50%, 6/20/47	214	213
Pool #MA4624,
3.00%, 8/20/32	49	47
Pool #MA4652,
3.50%, 8/20/47	496	468
Pool #MA4718,
3.00%, 9/20/47	1,352	1,241
Pool #MA4719,
3.50%, 9/20/47	770	725

FIXED INCOME FUNDS    75    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA4778,
3.50%, 10/20/47	$485	$457
Pool #MA4838,
4.00%, 11/20/47	69	66
Pool #MA4900,
3.50%, 12/20/47	488	460
Pool #MA4962,
3.50%, 1/20/48	450	424
Pool #MA4963,
4.00%, 1/20/48	166	161
Pool #MA5021,
4.50%, 2/20/48	227	224
Pool #MA5077,
3.50%, 3/20/48	526	495
Pool #MA5137,
4.00%, 4/20/48	71	69
Pool #MA5191,
3.50%, 5/20/48	305	288
Pool #MA5264,
4.00%, 6/20/48	178	171
Pool #MA5265,
4.50%, 6/20/48	177	175
Pool #MA5266,
5.00%, 6/20/48	237	239
Pool #MA5330,
4.00%, 7/20/48	234	225
Pool #MA5331,
4.50%, 7/20/48	358	354
Pool #MA5398,
4.00%, 8/20/48	165	159
Pool #MA5399,
4.50%, 8/20/48	178	176
Pool #MA5466,
4.00%, 9/20/48	402	387
Pool #MA5467,
4.50%, 9/20/48	207	205
Pool #MA5528,
4.00%, 10/20/48	231	222
Pool #MA5529,
4.50%, 10/20/48	203	201
Pool #MA5595,
4.00%, 11/20/48	81	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA5653,
5.00%, 12/20/48	$266	$268
Pool #MA5818,
4.50%, 3/20/49	206	204
Pool #MA5931,
4.00%, 5/20/49	418	403
Pool #MA5985,
3.50%, 6/20/49	439	413
Pool #MA6040,
4.00%, 7/20/49	497	479
Pool #MA6217,
2.50%, 10/20/49	195	172
Pool #MA6218,
3.00%, 10/20/49	721	659
Pool #MA6282,
2.50%, 11/20/49	518	456
Pool #MA6283,
3.00%, 11/20/49	1,095	1,000
Pool #MA6310,
3.00%, 12/20/34	43	41
Pool #MA6337,
2.50%, 12/20/49	153	135
Pool #MA6338,
3.00%, 12/20/49	1,640	1,497
Pool #MA6339,
3.50%, 12/20/49	843	794
Pool #MA6408,
2.50%, 1/20/50	404	355
Pool #MA6409,
3.00%, 1/20/50	471	430
Pool #MA6410,
3.50%, 1/20/50	845	796
Pool #MA6655,
2.50%, 5/20/50	336	296
Pool #MA6709,
2.50%, 6/20/50	1,563	1,375
Pool #MA6765,
2.50%, 7/20/50	1,799	1,584
Pool #MA6819,
2.50%, 8/20/50	999	877
Pool #MA6820,
3.00%, 8/20/50	782	712

NORTHERN FUNDS QUARTERLY REPORT     76    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA6865,
2.50%, 9/20/50	$776	$681
Pool #MA6866,
3.00%, 9/20/50	5,006	4,560
Pool #MA6930,
2.00%, 10/20/50	1,184	1,004
Pool #MA6931,
2.50%, 10/20/50	2,520	2,210
Pool #MA6994,
2.00%, 11/20/50	1,545	1,310
Pool #MA6995,
2.50%, 11/20/50	1,239	1,086
Pool #MA7051,
2.00%, 12/20/50	2,064	1,749
Pool #MA7052,
2.50%, 12/20/50	1,419	1,245
Pool #MA7135,
2.00%, 1/20/51	4,058	3,441
Pool #MA7136,
2.50%, 1/20/51	1,628	1,425
Pool #MA7164,
2.00%, 2/20/36	357	324
Pool #MA7192,
2.00%, 2/20/51	3,271	2,774
Pool #MA7193,
2.50%, 2/20/51	742	650
Pool #MA7254,
2.00%, 3/20/51	3,627	3,075
Pool #MA7311,
2.00%, 4/20/51	2,227	1,888
Pool #MA7312,
2.50%, 4/20/51	1,395	1,223
Pool #MA7366,
2.00%, 5/20/51	834	707
Pool #MA7367,
2.50%, 5/20/51	793	695
Pool #MA7417,
2.00%, 6/20/51	3,845	3,259
Pool #MA7418,
2.50%, 6/20/51	1,507	1,320
Pool #MA7471,
2.00%, 7/20/51	3,015	2,556
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA7472,
2.50%, 7/20/51	$2,348	$2,057
Pool #MA7534,
2.50%, 8/20/51	2,073	1,815
Pool #MA7535,
3.00%, 8/20/51	980	890
Pool #MA7588,
2.00%, 9/20/51	1,645	1,394
Pool #MA7589,
2.50%, 9/20/51	3,250	2,845
Pool #MA7647,
1.50%, 10/20/51	424	347
Pool #MA7649,
2.50%, 10/20/51	1,577	1,380
Pool #MA7704,
2.00%, 11/20/51	1,705	1,444
Pool #MA7705,
2.50%, 11/20/51	1,676	1,467
Pool #MA7880,
2.00%, 2/20/52	1,765	1,495
Pool #MA7881,
2.50%, 2/20/52	1,312	1,148
Pool #MA7936,
2.50%, 3/20/52	879	769
Pool #MA7988,
3.00%, 4/20/52	1,786	1,618
Pool #MA7989,
3.50%, 4/20/52	543	505
Pool #MA8042,
2.50%, 5/20/52	1,785	1,562
Pool #MA8148,
3.00%, 7/20/52	628	569
Pool #MA8151,
4.50%, 7/20/52	1,846	1,804
Pool #MA8201,
4.50%, 8/20/52	745	728
Pool #MA8266,
3.50%, 9/20/52	936	872
Pool #MA8267,
4.00%, 9/20/52	1,883	1,797
Pool #MA8268,
4.50%, 9/20/52	939	917

FIXED INCOME FUNDS    77    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA8429,
11/20/52(12)	$280	$282
Pool #MA8430,
11/20/52(12)	91	92
Pool #MA8489,
4.50%, 12/20/52	1,918	1,873
Pool #MA8490,
5.00%, 12/20/52	1,898	1,888
Pool #MA8491,
5.50%, 12/20/52	1,884	1,898
Pool #MA8492,
12/20/52(12)	550	559
Pool #MA8569,
5.00%, 1/20/53	1,917	1,906
Pool #MA8723,
4.00%, 3/20/53	1,831	1,748
Pool #MA8945,
4.00%, 6/20/53	292	279
Pool #MA8947,
5.00%, 6/20/53	987	980
Pool #MA8948,
5.50%, 6/20/53	985	992
Pool #MA8949,
6.00%, 6/20/53	2,438	2,480
Pool #MA8950,
6.50%, 6/20/53	1,466	1,502
Pool #MA9015,
4.50%, 7/20/53	990	966
Pool #MA9016,
5.00%, 7/20/53	2,374	2,360
Pool #MA9017,
5.50%, 7/20/53	1,581	1,592
Pool #MA9106,
5.50%, 8/20/53	991	998
Pool #MA9107,
6.00%, 8/20/53	495	504
Pool #MA9240,
5.00%, 10/20/53	798	793
Pool #MA9241,
5.50%, 10/20/53	797	803
Pool #MA9242,
6.00%, 10/20/53	996	1,013
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.3% (9)continued
Government National Mortgage Association II – 5.9%continued
Pool #MA9243,
6.50%, 10/20/53	$497	$510
Pool #MA9244,
7.00%, 10/20/53	498	512
Pool #MA9305,
5.50%, 11/20/53	299	301
Pool #MA9306,
6.00%, 11/20/53	699	711
Pool #MA9307,
6.50%, 11/20/53	499	511
		139,833
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	1,756
Uniform Mortgage Backed Securities – 0.1%
Pool TBA,
1/1/52(12)	2,600	2,258
1/1/53(12)	1,100	899
		3,157
Total U.S. Government Agencies
(Cost $745,068)		668,023

U.S. GOVERNMENT OBLIGATIONS – 40.9%
U.S. Treasury Bonds – 8.6%
4.50%, 2/15/36	700	749
4.75%, 2/15/37	500	549
5.00%, 5/15/37	500	561
4.50%, 5/15/38	1,000	1,066
3.50%, 2/15/39	1,000	950
4.25%, 5/15/39	1,100	1,137
4.50%, 8/15/39	1,000	1,062
4.38%, 11/15/39	1,200	1,254
4.63%, 2/15/40	1,000	1,074
1.13%, 5/15/40	4,000	2,589
4.38%, 5/15/40	2,000	2,084
1.13%, 8/15/40	4,500	2,884
3.88%, 8/15/40	1,000	978
1.38%, 11/15/40	5,000	3,331
4.25%, 11/15/40	1,000	1,023
1.88%, 2/15/41	6,000	4,331
4.75%, 2/15/41	1,300	1,410
2.25%, 5/15/41	5,000	3,823
4.38%, 5/15/41	1,000	1,034
1.75%, 8/15/41	7,000	4,888

NORTHERN FUNDS QUARTERLY REPORT     78    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.9%continued
U.S. Treasury Bonds – 8.6%continued
3.75%, 8/15/41	$1,000	$955
2.00%, 11/15/41	5,000	3,631
3.13%, 11/15/41	1,500	1,309
2.38%, 2/15/42	4,000	3,081
3.13%, 2/15/42	2,000	1,740
3.25%, 5/15/42	3,000	2,642
2.75%, 8/15/42	1,500	1,221
3.38%, 8/15/42	3,500	3,133
2.75%, 11/15/42	2,500	2,030
4.00%, 11/15/42	3,500	3,414
3.13%, 2/15/43	2,000	1,716
3.88%, 2/15/43	2,500	2,392
2.88%, 5/15/43	3,000	2,472
3.88%, 5/15/43	3,500	3,349
3.63%, 8/15/43	2,400	2,215
4.38%, 8/15/43	3,800	3,893
3.75%, 11/15/43	1,000	938
4.75%, 11/15/43	2,000	2,153
3.63%, 2/15/44	2,000	1,840
3.38%, 5/15/44	1,000	885
3.13%, 8/15/44	2,500	2,125
3.00%, 11/15/44	2,500	2,077
2.50%, 2/15/45	3,000	2,281
3.00%, 5/15/45	1,500	1,243
2.88%, 8/15/45	2,000	1,619
3.00%, 11/15/45	2,000	1,652
2.50%, 2/15/46	2,500	1,884
2.50%, 5/15/46	2,500	1,880
2.25%, 8/15/46	3,000	2,143
2.88%, 11/15/46	1,500	1,206
3.00%, 2/15/47	3,000	2,463
3.00%, 5/15/47	2,000	1,641
2.75%, 8/15/47	3,000	2,347
2.75%, 11/15/47	3,000	2,346
3.00%, 2/15/48	3,500	2,865
3.13%, 5/15/48	5,000	4,184
3.00%, 8/15/48	4,000	3,271
3.38%, 11/15/48	4,000	3,501
3.00%, 2/15/49	4,500	3,679
2.88%, 5/15/49	4,500	3,593
2.25%, 8/15/49	4,000	2,807
2.38%, 11/15/49	4,000	2,884
2.00%, 2/15/50	4,500	2,977
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.9%continued
U.S. Treasury Bonds – 8.6%continued
1.25%, 5/15/50	$5,500	$2,981
1.38%, 8/15/50	6,000	3,362
1.63%, 11/15/50	6,000	3,594
1.88%, 2/15/51	6,500	4,144
2.38%, 5/15/51	7,000	5,021
2.00%, 8/15/51	6,500	4,267
1.88%, 11/15/51	6,500	4,132
2.25%, 2/15/52	5,500	3,833
2.88%, 5/15/52	5,500	4,401
3.00%, 8/15/52	5,000	4,109
4.00%, 11/15/52	5,000	4,956
3.63%, 2/15/53	5,000	4,640
3.63%, 5/15/53	5,000	4,645
4.13%, 8/15/53	6,000	6,094
4.75%, 11/15/53	4,000	4,507
		203,140
U.S. Treasury Notes – 32.3%
1.38%, 1/31/25	5,000	4,824
4.13%, 1/31/25	5,000	4,969
1.50%, 2/15/25	5,000	4,826
2.00%, 2/15/25	5,000	4,853
2.75%, 2/28/25	5,000	4,893
4.63%, 2/28/25	5,000	4,997
1.75%, 3/15/25	5,000	4,832
3.88%, 3/31/25	8,000	7,931
2.63%, 4/15/25	5,000	4,878
0.38%, 4/30/25	5,000	4,732
3.88%, 4/30/25	5,000	4,956
2.13%, 5/15/25	5,000	4,841
2.75%, 5/15/25	5,000	4,882
4.25%, 5/31/25	5,000	4,982
2.75%, 6/30/25	5,000	4,878
4.63%, 6/30/25	5,000	5,013
3.00%, 7/15/25	5,000	4,892
0.25%, 7/31/25	5,000	4,683
4.75%, 7/31/25	5,000	5,023
2.00%, 8/15/25	5,000	4,812
3.13%, 8/15/25	5,000	4,901
0.25%, 8/31/25	5,000	4,669
5.00%, 8/31/25	5,000	5,047
3.00%, 9/30/25	5,000	4,886
5.00%, 9/30/25	5,000	5,052
4.25%, 10/15/25	5,000	4,992

FIXED INCOME FUNDS    79    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.9%continued
U.S. Treasury Notes – 32.3%continued
0.25%, 10/31/25	$5,000	$4,646
4.50%, 11/15/25	10,000	10,036
2.88%, 11/30/25	5,000	4,872
4.88%, 11/30/25	10,000	10,106
2.63%, 12/31/25	10,000	9,693
4.25%, 12/31/25	3,000	3,000
3.88%, 1/15/26	5,000	4,963
0.38%, 1/31/26	5,000	4,621
1.63%, 2/15/26	5,000	4,739
4.00%, 2/15/26	5,000	4,979
0.50%, 2/28/26	5,000	4,622
4.63%, 3/15/26	5,000	5,045
0.75%, 3/31/26	5,000	4,640
0.75%, 4/30/26	5,000	4,627
1.63%, 5/15/26	5,000	4,719
3.63%, 5/15/26	10,000	9,887
0.88%, 6/30/26	10,000	9,251
0.63%, 7/31/26	10,000	9,163
1.50%, 8/15/26	10,000	9,363
4.38%, 8/15/26	5,000	5,036
0.75%, 8/31/26	5,000	4,586
4.63%, 9/15/26	5,000	5,072
1.63%, 9/30/26	10,000	9,380
4.63%, 10/15/26	10,000	10,153
1.13%, 10/31/26	10,000	9,232
2.00%, 11/15/26	10,000	9,459
4.63%, 11/15/26	10,000	10,162
1.25%, 12/31/26	5,000	4,618
2.25%, 2/15/27	5,000	4,749
1.13%, 2/28/27	5,000	4,583
2.50%, 3/31/27	10,000	9,563
2.75%, 4/30/27	5,000	4,812
2.38%, 5/15/27	5,000	4,752
0.50%, 5/31/27	5,000	4,455
3.25%, 6/30/27	10,000	9,779
2.75%, 7/31/27	10,000	9,605
2.25%, 8/15/27	10,000	9,438
0.50%, 8/31/27	5,000	4,421
4.13%, 9/30/27	5,000	5,035
0.50%, 10/31/27	5,000	4,399
4.13%, 10/31/27	5,000	5,035
2.25%, 11/15/27	5,000	4,705
0.63%, 11/30/27	5,000	4,411
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.9%continued
U.S. Treasury Notes – 32.3%continued
0.63%, 12/31/27	$5,000	$4,400
3.88%, 12/31/27	5,000	4,996
0.75%, 1/31/28	5,000	4,412
3.50%, 1/31/28	5,000	4,925
2.75%, 2/15/28	5,000	4,783
4.00%, 2/29/28	5,000	5,021
1.25%, 3/31/28	5,000	4,488
3.63%, 3/31/28	5,000	4,950
3.50%, 4/30/28	5,000	4,925
2.88%, 5/15/28	10,000	9,598
3.63%, 5/31/28	5,000	4,951
1.25%, 6/30/28	5,000	4,463
4.00%, 6/30/28	5,000	5,028
1.00%, 7/31/28	5,000	4,402
4.13%, 7/31/28	5,000	5,056
2.88%, 8/15/28	5,000	4,789
1.13%, 8/31/28	5,000	4,419
4.38%, 8/31/28	5,000	5,112
1.25%, 9/30/28	5,000	4,436
4.63%, 9/30/28	5,000	5,166
1.38%, 10/31/28	5,000	4,455
4.88%, 10/31/28	5,000	5,224
3.13%, 11/15/28	5,000	4,835
1.50%, 11/30/28	5,000	4,476
4.38%, 11/30/28	5,000	5,121
1.38%, 12/31/28	5,000	4,441
3.75%, 12/31/28	5,000	4,982
1.75%, 1/31/29	5,000	4,515
2.63%, 2/15/29	5,000	4,713
1.88%, 2/28/29	5,000	4,538
2.38%, 3/31/29	5,000	4,647
2.88%, 4/30/29	5,000	4,762
2.38%, 5/15/29	5,000	4,640
2.75%, 5/31/29	5,000	4,726
3.25%, 6/30/29	5,000	4,845
1.63%, 8/15/29	5,000	4,454
3.88%, 9/30/29	5,000	4,996
4.00%, 10/31/29	1,500	1,509
3.88%, 11/30/29	5,000	4,997
1.50%, 2/15/30	5,000	4,362
3.50%, 4/30/30	5,000	4,894
0.63%, 5/15/30	5,000	4,092
3.75%, 5/31/30	5,000	4,962

NORTHERN FUNDS QUARTERLY REPORT     80    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.9%continued
U.S. Treasury Notes – 32.3%continued
0.63%, 8/15/30	$5,000	$4,062
4.88%, 10/31/30	5,000	5,296
0.88%, 11/15/30	5,000	4,114
1.13%, 2/15/31	5,000	4,180
1.63%, 5/15/31	5,000	4,296
1.25%, 8/15/31	10,000	8,289
1.38%, 11/15/31	10,000	8,318
1.88%, 2/15/32	10,000	8,613
2.88%, 5/15/32	11,000	10,212
2.75%, 8/15/32	15,000	13,763
4.13%, 11/15/32	15,000	15,276
3.50%, 2/15/33	15,000	14,575
3.38%, 5/15/33	15,000	14,426
3.88%, 8/15/33	15,000	15,012
4.50%, 11/15/33	15,000	15,780
		762,374
Total U.S. Government Obligations
(Cost $1,027,294)		965,514

MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	109
California – 0.2%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	190
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	189
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,112
7.63%, 3/1/40	405	508
7.60%, 11/1/40	100	127
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
California – 0.2%continued
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	$150	$187
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	328
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	356
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	112
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	93
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	164
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(5)	500	471
		4,166
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	320
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	31
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	95	108

FIXED INCOME FUNDS    81    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Georgia – 0.0%continued
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	$65	$74
7.06%, 4/1/57	285	318
		500
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	281	321
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	152
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	698
		1,171
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	249
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	106
		355
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	103
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	245
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New Jersey – 0.0%continued
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	$125	$156
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	154
		536
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	93
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	66
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	220
5.72%, 6/15/42	250	273
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	280	290
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	104
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	262
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	78
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	103

NORTHERN FUNDS QUARTERLY REPORT     82    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	$350	$373
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	213
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	252
		2,327
Ohio – 0.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	222
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	406
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	190
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(2)	200	190
		1,008
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	217
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	$100	$114
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	182
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	202
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	154
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	218
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	214
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	307
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	100
		1,377
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	190
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	85

FIXED INCOME FUNDS    83    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Washington – 0.0%continued
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	$100	$103
		188
Total Municipal Bonds
(Cost $12,549)		13,159

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14) *	50,000	$—
Total Other
(Cost $39)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
0.00%, (15) (16)	$46,384	$46,384
Total Short-Term Investments
(Cost $46,384)		46,384

Total Investments – 100.7%
(Cost $2,556,354)		2,377,200
Liabilities less Other Assets – (0.7%)		(16,522)
NET ASSETS – 100.0%		$2,360,678

(1)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2116.
(5)	Century bond maturing in 2112.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(7)	Zero coupon bond.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(11)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(12)	When-Issued Security. Coupon rate is not in effect at December 31, 2023.
(13)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.8%
Corporate Bonds	20.8%
Foreign Issuer Bonds	6.9%
U.S. Government Agencies	28.3%
U.S. Government Obligations	40.9%
Municipal Bonds	0.5%

NORTHERN FUNDS QUARTERLY REPORT     84    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued	December 31, 2023 (UNAUDITED)
Security Type(1)	% of Net Assets
Other	0.0%
Investment Companies	2.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$11,102	$—	$11,102
Commercial Mortgage-Backed Securities	—	19,926	—	19,926
Corporate Bonds(1)	—	491,041	—	491,041
Foreign Issuer Bonds(1)	—	162,051	—	162,051
U.S. Government Agencies(1)	—	668,023	—	668,023
U.S. Government Obligations(1)	—	965,514	—	965,514
Municipal Bonds(1)	—	13,159	—	13,159
Investment Companies	46,384	—	—	46,384
Total Investments	$46,384	$2,330,816	$—	$2,377,200

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$47,883	$380,293	$381,792	$1,439	$46,384	$46,384,000
FIXED INCOME FUNDS    85    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.6%
California – 91.6%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$851
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,133
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,046
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,849
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	7,175	7,065
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.13%, 4/1/25(1) (2)	13,000	12,787
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,524
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,410
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	797
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	344
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,678	1,634
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$1,943	$1,920
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	765
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	441
California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	1,350	1,325
0.92%, 12/1/25	1,000	930
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,349
California State G.O. Unlimited Bonds,
5.00%, 11/1/32	1,540	1,801
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,355
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	5,000	5,308
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	2,791
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(3)	1,200	1,250
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	262

NORTHERN FUNDS QUARTERLY REPORT     86    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2)	$2,450	$2,391
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,623
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(3)	1,215	1,305
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2)	600	602
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	200	230
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,102
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,666
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,325	2,849
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	$2,245	$2,451
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	386
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,558
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,783
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,465
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	1,500	1,571
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	768
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	768
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	917
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,426
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,074

FIXED INCOME FUNDS    87    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	$3,985	$3,385
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,853
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	933
2.53%, 6/1/28	1,500	1,355
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,603
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,141
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,387
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,145
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	1,992
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	650	791
Los Angeles Country TRANS,
5.00%, 6/28/24	950	960
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,745
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	3,735
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	$2,630	$2,756
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,591
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,175
5.00%, 5/15/44	1,500	1,575
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,226
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,646
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	660
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,997
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	6,957
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	700
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,657
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	210

NORTHERN FUNDS QUARTERLY REPORT     88    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	$3,000	$3,001
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,695
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	309
4.00%, 9/1/51	1,000	907
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	1,130	1,180
5.00%, 10/1/28	2,770	2,893
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,046
5.00%, 10/1/28	670	701
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,999
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,500
3.00%, 8/1/40	2,325	2,069
3.00%, 8/1/41	2,590	2,273
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,262
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,082
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(3)	3,000	3,202
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,142
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,900
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	$800	$732
3.00%, 9/1/40	875	790
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,301
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	2,028
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	630
5.00%, 7/1/31	500	555
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	758
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,051
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	921
5.00%, 7/1/37	1,000	1,058
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	3,598
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,482
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,419
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	394

FIXED INCOME FUNDS    89    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/40	$1,000	$1,051
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,503
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,024
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,010
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	637
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,067
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	1,000	1,205
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	626
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	456
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,830
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,384
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	862
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	$1,145	$1,197
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,046
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,780
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,167
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	579
5.00%, 3/1/33	600	625
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	508
5.00%, 10/1/34	600	649
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	631
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,698
Ventura County PFA Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,061
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	817
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	743
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,525

NORTHERN FUNDS QUARTERLY REPORT     90    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%continued
California – 91.6%continued
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/37	$650	$776
5.00%, 6/1/40	575	671
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,040
		231,882
Total Municipal Bonds
(Cost $246,892)		231,882

SHORT-TERM INVESTMENTS – 8.7%
Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries A-5,
4.10%, 1/2/24(1) (4)	2,500	2,500
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2)	3,195	3,198
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (5) (6)	16,310	16,310
Total Short-Term Investments
(Cost $22,033)		22,008

Total Investments – 100.3%
(Cost $268,925)		253,890
Liabilities less Other Assets – (0.3%)		(765)
NET ASSETS – 100.0%		$253,125

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	91.6%
Investment Companies	6.4%
Short-Term Investments	2.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    91    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$231,882	$—	$231,882
Investment Companies	16,310	—	—	16,310
Short-Term Investments	—	5,698	—	5,698
Total Investments	$16,310	$237,580	$—	$253,890
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,633	$84,295	$70,618	$389	$16,310	$16,310,000
NORTHERN FUNDS QUARTERLY REPORT     92    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 88.6%
California – 88.6%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$533
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,007
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,144
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,765	3,707
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,631
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	600	604
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	919
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	338
California Housing Finance Agency Affordable Housing Revenue Bonds, Series A-1, Sustainability Bonds (FHA Insured),
3.20%, 2/1/25	550	553
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,198	1,167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$486	$480
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	996
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	446
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	981
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	255
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	550	572
5.00%, 9/1/26	3,150	3,354
5.00%, 12/1/26	2,000	2,144
5.00%, 9/1/42	1,000	1,146
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	2,125	2,208
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	885
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	440
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/47	1,000	1,073
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	653

FIXED INCOME FUNDS    93    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	$1,000	$1,077
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Of Motion Picture,
5.00%, 11/1/33	425	525
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,311
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,777
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	228
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	760
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	547
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,068
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	169
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,039
5.00%, 5/15/43	1,000	1,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	$800	$702
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,689
3.00%, 5/15/51	1,225	949
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	183
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	488
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,787
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,003
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	411
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	573
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	506
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,396
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	246

NORTHERN FUNDS QUARTERLY REPORT     94    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	$1,610	$1,368
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,562
Los Angeles Community College District G.O. Unlimited Bonds, Series D, 2016 Election Bonds,
5.00%, 8/1/25	1,050	1,090
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	724
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	350	426
Los Angeles Country TRANS,
5.00%, 6/28/24	550	556
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	514
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,154
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,112
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,082
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	525
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	532
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	$1,000	$1,128
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	557
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	540
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	595
5.00%, 7/1/51	1,000	1,105
Los Angeles Department Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/33	1,950	1,992
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	2,000	2,074
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	2,000	2,001
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	847
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,560
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	515
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	133
4.00%, 9/1/51	430	390
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,176

FIXED INCOME FUNDS    95    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	$405	$469
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,107
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,284
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	520
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	9,000	6,941
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/42	1,000	1,050
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,071
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	993
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	5,863
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,588
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,420
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	751
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Ross Valley PFA Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	$275	$282
5.00%, 1/1/37	215	220
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,087
Sacramento Municipal Utility District Electric Revenue Bonds, Series K, Green Bonds,
5.00%, 8/15/37	250	302
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
5.00%, 8/15/27	500	550
San Diego Unified School District Sustainable G.O. Unlimited Bonds,
5.00%, 7/1/53	475	539
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,064
5.00%, 5/1/42	1,500	1,545
5.00%, 5/1/49	1,000	1,035
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,043
5.00%, 5/1/50	1,500	1,551
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	1,014
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,064
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,001
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/52	1,000	986

NORTHERN FUNDS QUARTERLY REPORT     96    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	$600	$502
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,043
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,504
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	512
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	799
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	538
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	583
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,436
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	270
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,124
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	523
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,853
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	$900	$881
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	17
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	725
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	261
5.00%, 3/1/33	245	255
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	707
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,034
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	916
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/35	1,500	1,859
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,655
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,203
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	640
5.00%, 8/1/28	620	696
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	318

FIXED INCOME FUNDS    97    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%continued
California – 88.6%continued
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	$625	$730
		134,882
Total Municipal Bonds
(Cost $140,381)		134,882

SHORT-TERM INVESTMENTS – 10.8%
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/24	275	279
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/24	900	912
Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries A-5,
4.10%, 1/2/24(2) (5)	2,500	2,500
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3)	3,500	3,503
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (6) (7)	9,271	9,271
Total Short-Term Investments
(Cost $16,490)		16,465

Total Investments – 99.4%
(Cost $156,871)		151,347
Other Assets less Liabilities – 0.6%		840
NET ASSETS – 100.0%		$152,187

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(4)	Zero coupon bond.
(5)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	88.6%
Investment Companies	6.1%
Short-Term Investments	4.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     98    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	December 31, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$134,882	$—	$134,882
Investment Companies	9,271	—	—	9,271
Short-Term Investments	—	7,194	—	7,194
Total Investments	$9,271	$142,076	$—	$151,347
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,746	$63,556	$57,031	$317	$9,271	$9,271,000
FIXED INCOME FUNDS    99    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CORE BOND FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.5%
Auto Loan – 0.2%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	$80	$80
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	140	139
		219
Automobile – 1.7%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	296	299
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	131
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	82	84
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	160	159
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3
5.80%, 12/15/26(1)	226	229
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	200	199
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	250	251
Westlake Automobile Receivables Trust, Series 2023-4, Class A3
6.24%, 7/15/27(1)	201	203
World Omni Auto Receivables Trust, Series 2023-D, Class A3
5.79%, 2/15/29	100	103
		1,658
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.5%continued
Credit Card – 0.3%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$60	$61
		290
Other – 1.0%
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	280	282
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	120	122
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
(Step to 6.50% on 5/25/24), 2.00%, 4/25/73(1) (2)	292	289
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	250	250
		943
Whole Loan – 2.3%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.81% on 2/25/27), 4.75%, 9/26/67(1) (2)	261	256
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1
3.25%, 9/25/63(1)	267	234
CHNGE Mortgage Trust, Series 2023-3, Class A1
(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	140	141
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	277	237
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	232	226
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	283	232
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	93	91

NORTHERN FUNDS QUARTERLY REPORT     100    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.5%continued
Whole Loan – 2.3%continued
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	$711	$664
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	84	78
		2,159
Total Asset-Backed Securities
(Cost $5,269)		5,269

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Non Agency – 2.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	949
BANK5, Series 2023-5YR2, Class A3
6.66%, 6/15/28	210	222
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	273
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	400	407
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	76
		1,927
Total Commercial Mortgage-Backed Securities
(Cost $2,016)		1,927

CORPORATE BONDS – 23.0%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
5.81%, 5/1/50	35	36
Lockheed Martin Corp.,
5.20%, 2/15/55	70	74
Northrop Grumman Corp.,
5.25%, 5/1/50	50	52
RTX Corp.,
1.90%, 9/1/31	50	41
		203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Asset Management – 1.5%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	$176	$175
Ares Capital Corp.,
4.25%, 3/1/25	215	210
Blackstone Private Credit Fund,
2.63%, 12/15/26	320	290
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	92	77
FS KKR Capital Corp.,
4.13%, 2/1/25	635	619
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	30	27
		1,398
Automotive – 0.2%
Ford Motor Credit Co. LLC,
6.80%, 11/7/28	200	209
Banking – 4.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (4)	175	181
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	70	60
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (4)	90	76
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	380	321
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	224	186
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	140	132
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	142	136
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	140	146
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (4)	130	130
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	220	211
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	167	136

FIXED INCOME FUNDS    101    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Banking – 4.3%continued
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (4)	$270	$267
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (4)	150	163
KeyBank N.A.,
5.00%, 1/26/33	210	197
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (4)	170	183
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	80	76
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (4)	340	378
Truist Financial Corp.,
3.70%, 6/5/25	120	117
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	490	501
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	300	310
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	170	156
		4,063
Beverages – 0.1%
Constellation Brands, Inc.,
2.88%, 5/1/30	95	85
Biotechnology & Pharmaceuticals – 0.1%
AbbVie, Inc.,
4.25%, 11/21/49	35	31
Gilead Sciences, Inc.,
2.60%, 10/1/40	55	41
		72
Cable & Satellite – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	63	63
6.38%, 10/23/35	175	178
5.50%, 4/1/63	53	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Cable & Satellite – 0.4%continued
Time Warner Cable LLC,
5.88%, 11/15/40	$100	$91
		376
Chemicals – 0.4%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	350	334
NewMarket Corp.,
2.70%, 3/18/31	65	55
RPM International, Inc.,
4.55%, 3/1/29	30	30
		419
Commercial Support Services – 0.0%
Waste Connections, Inc.,
3.20%, 6/1/32	40	36
Construction Materials – 0.0%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	40	35
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	50	51
Containers & Packaging – 0.1%
Packaging Corp. of America,
5.70%, 12/1/33	130	137
Electric & Gas Marketing & Trading – 0.3%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	260	243
Electric Utilities – 2.5%
AES (The) Corp.,
1.38%, 1/15/26	70	65
Ameren Corp.,
3.50%, 1/15/31	200	183
Appalachian Power Co.,
4.50%, 3/1/49	130	110
Avangrid, Inc.,
3.80%, 6/1/29	102	96
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	140	113
Duke Energy Progress LLC,
3.40%, 4/1/32	122	111
5.25%, 3/15/33	185	191

NORTHERN FUNDS QUARTERLY REPORT     102    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Electric Utilities – 2.5%continued
Entergy Louisiana LLC,
2.90%, 3/15/51	$240	$161
Entergy Texas, Inc.,
1.75%, 3/15/31	115	94
Eversource Energy,
1.65%, 8/15/30	137	111
Florida Power & Light Co.,
5.10%, 4/1/33	190	197
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	80	76
Nevada Power Co.,
6.00%, 3/15/54	80	88
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	125	107
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	70	63
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	80	77
Pacific Gas and Electric Co.,
4.55%, 7/1/30	98	93
San Diego Gas & Electric Co.,
1.70%, 10/1/30	160	132
Southern (The) Co.,
3.70%, 4/30/30	125	118
Virginia Electric and Power Co.,
2.40%, 3/30/32	100	84
Xcel Energy, Inc.,
2.60%, 12/1/29	95	85
		2,355
Electrical Equipment – 0.4%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	97	80
Carrier Global Corp.,
6.20%, 3/15/54 (1)	160	186
Keysight Technologies, Inc.,
3.00%, 10/30/29	90	82
Vontier Corp.,
2.40%, 4/1/28	25	22
		370
Entertainment Content – 0.2%
Discovery Communications LLC,
3.63%, 5/15/30	150	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Entertainment Content – 0.2%continued
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	$110	$95
		231
Food – 0.5%
Campbell Soup Co.,
2.38%, 4/24/30	110	96
Flowers Foods, Inc.,
2.40%, 3/15/31	80	67
McCormick & Co., Inc.,
1.85%, 2/15/31	140	115
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	105	81
Tyson Foods, Inc.,
4.35%, 3/1/29	105	102
		461
Gas & Water Utilities – 0.6%
NiSource, Inc.,
3.60%, 5/1/30	200	186
Southern California Gas Co.,
2.60%, 6/15/26	200	191
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	190	156
		533
Health Care Facilities & Services – 1.4%
CVS Health Corp.,
5.25%, 1/30/31	210	216
5.30%, 6/1/33	490	504
HCA, Inc.,
5.50%, 6/1/33	390	397
UnitedHealth Group, Inc.,
2.30%, 5/15/31	105	91
Universal Health Services, Inc.,
2.65%, 1/15/32	105	86
		1,294
Home Construction – 0.3%
D.R. Horton, Inc.,
1.30%, 10/15/26	45	41
MDC Holdings, Inc.,
6.00%, 1/15/43	85	79
Mohawk Industries, Inc.,
5.85%, 9/18/28	170	177
		297

FIXED INCOME FUNDS    103    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Household Products – 0.2%
Haleon U.S. Capital LLC,
3.38%, 3/24/27	$11	$10
4.00%, 3/24/52	174	148
		158
Institutional Financial Services – 1.0%
Jefferies Financial Group, Inc.,
5.88%, 7/21/28	160	164
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	280	286
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (4)	170	180
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (4)	200	175
Nasdaq, Inc.,
5.55%, 2/15/34	150	156
		961
Insurance – 0.9%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	288
Brown & Brown, Inc.,
2.38%, 3/15/31	135	111
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	97
Corebridge Financial, Inc.,
5.75%, 1/15/34	230	236
Primerica, Inc.,
2.80%, 11/19/31	130	110
		842
Internet Media & Services – 0.2%
Meta Platforms, Inc.,
3.85%, 8/15/32	200	190
Machinery – 0.2%
Ingersoll Rand, Inc.,
5.40%, 8/14/28	140	144
Xylem, Inc.,
2.25%, 1/30/31	30	26
		170
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	340	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Medical Equipment & Devices – 0.6%continued
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	$230	$246
		541
Oil & Gas Producers – 1.1%
Energy Transfer L.P.,
4.15%, 9/15/29	210	200
EOG Resources, Inc.,
4.38%, 4/15/30	230	229
ONEOK, Inc.,
6.05%, 9/1/33	340	360
Phillips 66,
2.15%, 12/15/30	200	169
Western Midstream Operating L.P.,
6.15%, 4/1/33	90	94
		1,052
Real Estate Investment Trusts – 1.3%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	40	35
Boston Properties L.P.,
2.55%, 4/1/32	90	72
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	55	52
Corporate Office Properties L.P.,
2.90%, 12/1/33	121	94
Equinix, Inc.,
3.20%, 11/18/29	83	76
2.50%, 5/15/31	90	76
Essex Portfolio L.P.,
2.65%, 3/15/32	70	58
Healthpeak OP LLC,
3.25%, 7/15/26	65	62
Kimco Realty Corp.,
3.20%, 4/1/32	81	71
Office Properties Income Trust,
2.65%, 6/15/26	275	171
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	40	34
Safehold GL Holdings LLC,
2.85%, 1/15/32	64	52
Simon Property Group L.P.,
2.45%, 9/13/29	45	40
6.65%, 1/15/54	230	272

NORTHERN FUNDS QUARTERLY REPORT     104    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Real Estate Investment Trusts – 1.3%continued
STORE Capital Corp.,
2.75%, 11/18/30	$40	$31
Welltower OP LLC,
2.70%, 2/15/27	40	38
3.85%, 6/15/32	40	37
		1,271
Retail - Discretionary – 0.2%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	95	82
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	67	66
Tractor Supply Co.,
1.75%, 11/1/30	45	37
		185
Semiconductors – 0.7%
Intel Corp.,
5.13%, 2/10/30	240	249
KLA Corp.,
5.65%, 11/1/34	75	79
Marvell Technology, Inc.,
5.75%, 2/15/29	130	135
5.95%, 9/15/33	227	241
		704
Software – 0.6%
Fortinet, Inc.,
1.00%, 3/15/26	80	73
2.20%, 3/15/31	135	113
Oracle Corp.,
2.30%, 3/25/28	90	82
Roper Technologies, Inc.,
2.00%, 6/30/30	55	47
ServiceNow, Inc.,
1.40%, 9/1/30	90	74
VMware LLC,
1.80%, 8/15/28	120	105
Workday, Inc.,
3.70%, 4/1/29	90	87
		581
Specialty Finance – 0.1%
Ally Financial, Inc.,
2.20%, 11/2/28	108	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Specialty Finance – 0.1%continued
GATX Corp.,
4.00%, 6/30/30	$20	$19
		111
Technology Hardware – 0.3%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	100	96
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	44	54
3.45%, 12/15/51	45	33
Motorola Solutions, Inc.,
2.30%, 11/15/30	90	76
		259
Technology Services – 0.6%
Booz Allen Hamilton, Inc.,
5.95%, 8/4/33	200	211
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	88	79
Global Payments, Inc.,
2.90%, 5/15/30	85	75
Moody's Corp.,
3.75%, 2/25/52	96	79
Western Union (The) Co.,
2.75%, 3/15/31	120	100
		544
Telecommunications – 0.8%
AT&T, Inc.,
4.30%, 2/15/30	164	161
5.40%, 2/15/34	280	289
3.55%, 9/15/55	96	70
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	133	97
3.60%, 11/15/60	129	94
Verizon Communications, Inc.,
2.55%, 3/21/31	115	99
		810
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	110	91
Transportation & Logistics – 0.6%
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	130	136

FIXED INCOME FUNDS    105    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.0% continued
Transportation & Logistics – 0.6%continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	$105	$105
Norfolk Southern Corp.,
3.70%, 3/15/53	56	45
Ryder System, Inc.,
5.25%, 6/1/28	110	112
Southwest Airlines Co.,
5.13%, 6/15/27	85	85
Union Pacific Corp.,
2.38%, 5/20/31	57	50
3.50%, 2/14/53	69	55
		588
Total Corporate Bonds
(Cost $23,342)		21,926

FOREIGN ISSUER BONDS – 7.0%
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	360	382
Banking – 4.0%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	380	401
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	201
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	322	306
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	200	193
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Banking – 4.0%continued
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (4)	$360	$374
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	200	206
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (4)	310	309
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	165	151
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	194
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	30	31
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	200	203
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	300	288
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	200	203
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	215	220
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (4)	250	232
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	105	96
		3,809
Beverages – 0.3%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	146

NORTHERN FUNDS QUARTERLY REPORT     106    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Beverages – 0.3%continued
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	$205	$163
		309
Insurance – 0.2%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53(1) (4)	200	210
Medical Equipment & Devices – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	210	182
Metals & Mining – 0.1%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	54
Oil & Gas Producers – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	31	24
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	183
		207
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	216	217
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	200	191
Philippine Government International Bond,
3.75%, 1/14/29	125	120
		311
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	380	347
3.40%, 10/29/33	53	45
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	45	42
		434
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Technology Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	$130	$132
Telecommunications – 0.3%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	165	151
Orange S.A.,
5.38%, 1/13/42	100	102
		253
Tobacco & Cannabis – 0.2%
BAT Capital Corp.,
4.70%, 4/2/27	98	97
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	113	116
		213
Total Foreign Issuer Bonds
(Cost $6,936)		6,713

U.S. GOVERNMENT AGENCIES – 37.2% (6)
Fannie Mae – 17.1%
Pool #889641,
5.50%, 8/1/37	106	110
Pool #995802,
5.50%, 12/1/35	105	109
Pool #AB5209,
3.00%, 5/1/32	205	194
Pool #AD0248,
5.50%, 11/1/37	196	202
Pool #AD0494,
5.50%, 8/1/37	111	114
Pool #AD0925,
5.00%, 4/1/40	98	100
Pool #AL5119,
4.00%, 4/1/34	115	113
Pool #AL6041,
4.00%, 8/1/33	598	586
Pool #AL7497,
3.50%, 9/1/40	206	196
Pool #AL8352,
3.00%, 10/1/44	242	223
Pool #AQ5150,
2.50%, 11/1/42	642	565
Pool #AS3655,
4.50%, 10/1/44	127	126

FIXED INCOME FUNDS    107    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Fannie Mae – 17.1%continued
Pool #AS6520,
3.50%, 1/1/46	$232	$216
Pool #AS6730,
3.50%, 2/1/46	291	272
Pool #AS7088,
2.50%, 5/1/31	88	83
Pool #AS7568,
4.50%, 7/1/46	388	386
Pool #AS8576,
4.50%, 12/1/46	154	153
Pool #AS8984,
4.50%, 3/1/47	87	86
Pool #BH6175,
3.50%, 7/1/47	75	70
Pool #BJ0686,
4.00%, 4/1/48	118	114
Pool #BM1761,
4.00%, 8/1/44	119	115
Pool #BM4056,
4.00%, 3/1/45	149	145
Pool #BM5168,
2.50%, 6/1/46	288	253
Pool #BM5984,
5.00%, 5/1/49	66	66
Pool #BM5996,
5.00%, 12/1/48	44	44
Pool #BW9921,
5.00%, 10/1/52	345	344
Pool #BX4910,
5.00%, 1/1/53	296	295
Pool #BX7244,
5.50%, 2/1/53	283	284
Pool #BX7768,
5.00%, 3/1/53	288	285
Pool #CB1666,
2.50%, 9/1/51	170	147
Pool #CB2286,
2.50%, 12/1/51	260	224
Pool #CB7114,
5.50%, 9/1/53	147	148
Pool #DA0017,
6.00%, 9/1/53	276	283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Fannie Mae – 17.1%continued
Pool #FM1303,
3.00%, 1/1/48	$442	$403
Pool #FM1472,
3.50%, 3/1/34	44	43
Pool #FM1534,
4.50%, 9/1/49	222	219
Pool #FM2053,
3.50%, 8/1/44	612	576
Pool #FM2671,
4.00%, 1/1/48	101	98
Pool #FM2921,
2.50%, 4/1/50	608	523
Pool #FM3173,
3.50%, 7/1/47	363	343
Pool #FM3201,
3.50%, 4/1/34	124	121
Pool #FM3727,
3.00%, 7/1/50	278	248
Pool #FM4491,
3.50%, 12/1/36	262	252
Pool #FM5237,
5.00%, 7/1/47	155	157
Pool #FM6125,
2.50%, 1/1/51	330	285
Pool #FP0012,
3.00%, 8/1/51	255	230
Pool #FS2701,
2.50%, 2/1/35	230	217
Pool #FS3063,
4.50%, 10/1/52	409	399
Pool #FS3120,
5.00%, 9/1/52	438	435
Pool #FS3384,
4.50%, 10/1/50	339	335
Pool #FS3662,
5.00%, 1/1/53	286	284
Pool #FS4040,
5.00%, 2/1/53	285	283
Pool #FS4045,
5.50%, 2/1/53	270	272
Pool #FS4267,
4.50%, 3/1/38	360	360

NORTHERN FUNDS QUARTERLY REPORT     108    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Fannie Mae – 17.1%continued
Pool #FS4610,
6.50%, 6/1/40	$140	$147
Pool #FS4618,
4.50%, 2/1/51	290	285
Pool #FS4653,
5.50%, 5/1/53	188	189
Pool #FS4663,
5.00%, 5/1/53	289	286
Pool #FS4710,
2.50%, 6/1/52	340	289
Pool #FS5441,
6.00%, 8/1/53	297	304
Pool #FS5613,
2.50%, 1/1/52	254	216
Pool #FS5952,
6.50%, 10/1/53	272	281
Pool #MA2232,
3.50%, 4/1/35	186	179
Pool #MA2864,
3.50%, 1/1/47	286	268
Pool #MA3088,
4.00%, 8/1/47	202	195
Pool #MA3183,
4.00%, 11/1/47	393	379
Pool #MA3184,
4.50%, 11/1/47	391	387
Pool #MA3448,
5.00%, 8/1/48	107	108
Pool #MA4186,
3.00%, 10/1/35	122	115
		16,362
Freddie Mac – 14.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,
4.43%, 2/25/33	80	80
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	199	199
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(7)	4	4
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Freddie Mac – 14.9%continued
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(7)	$9	$9
Pool #QC7739,
2.50%, 9/1/51	343	292
Pool #QD2946,
2.50%, 12/1/51	278	238
Pool #QD9323,
2.50%, 4/1/52	343	292
Pool #QF3725,
5.00%, 11/1/52	283	281
Pool #QF8053,
5.50%, 2/1/53	402	405
Pool #QF8924,
5.50%, 3/1/53	297	299
Pool #QG4632,
5.50%, 6/1/53	285	287
Pool #RA3913,
2.50%, 11/1/50	662	574
Pool #RA7677,
5.00%, 7/1/52	274	274
Pool #RA8880,
5.50%, 4/1/53	284	285
Pool #RA9840,
5.50%, 9/1/53	284	289
Pool #RD5026,
3.00%, 4/1/30	56	54
Pool #SB0084,
3.00%, 2/1/32	289	278
Pool #SB0216,
3.00%, 12/1/32	85	82
Pool #SB0328,
3.00%, 6/1/34	258	247
Pool #SB0826,
2.50%, 1/1/35	259	244
Pool #SB8502,
2.00%, 8/1/35	536	482
Pool #SD1360,
5.50%, 7/1/52	262	263
Pool #SD1518,
4.50%, 8/1/52	276	270

FIXED INCOME FUNDS    109    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Freddie Mac – 14.9%continued
Pool #SD1694,
4.50%, 10/1/52	$349	$339
Pool #SD1703,
5.00%, 9/1/52	437	434
Pool #SD1710,
5.00%, 10/1/52	614	609
Pool #SD1959,
6.50%, 12/1/52	379	390
Pool #SD2334,
5.00%, 2/1/53	290	287
Pool #SD2342,
5.00%, 12/1/44	325	330
Pool #SD2347,
5.50%, 2/1/53	285	291
Pool #SD2477,
5.50%, 3/1/53	289	295
Pool #SD2511,
5.50%, 4/1/53	284	286
Pool #SD2642,
5.50%, 4/1/53	287	288
Pool #SD2665,
6.00%, 4/1/53	94	96
Pool #SD2757,
5.00%, 5/1/53	290	288
Pool #SD2876,
3.00%, 7/1/46	285	262
Pool #SD2902,
5.50%, 5/1/53	187	189
Pool #SD2920,
5.50%, 5/1/53	293	295
Pool #SD2922,
5.00%, 5/1/53	291	289
Pool #SD2999,
5.50%, 6/1/53	295	296
Pool #SD3133,
5.00%, 6/1/53	216	214
Pool #SD3136,
5.50%, 6/1/53	293	295
Pool #SD3174,
5.50%, 6/1/53	293	295
Pool #SD3251,
6.00%, 7/1/53	276	283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Freddie Mac – 14.9%continued
Pool #SD3760,
6.00%, 8/1/53	$269	$279
Pool #SD4027,
6.50%, 10/1/53	275	285
Pool #SD4285,
5.50%, 11/1/53	240	241
Pool #ZK7457,
3.50%, 2/1/29	91	88
Pool #ZM4714,
3.50%, 11/1/47	451	420
Pool #ZM5332,
3.00%, 1/1/48	227	205
Pool #ZS4687,
2.50%, 11/1/46	151	132
Pool #ZT1333,
2.50%, 10/1/31	546	516
		14,245
Freddie Mac Gold – 0.9%
Pool #G07505,
7.00%, 2/1/39	143	158
Pool #G16396,
3.50%, 2/1/33	68	66
Pool #G30926,
3.50%, 4/1/36	57	55
Pool #G60948,
3.00%, 1/1/47	180	162
Pool #Q15842,
3.00%, 2/1/43	332	306
Pool #Q42460,
4.00%, 6/1/46	59	57
Pool #Q63667,
4.50%, 5/1/49	75	74
		878
Government National Mortgage Association – 0.7%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	200	183
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	448	450
		633

NORTHERN FUNDS QUARTERLY REPORT     110    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2% (6)continued
Government National Mortgage Association I – 0.8%
Pool #604183,
5.50%, 4/15/33	$1	$1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	267	251
Pool #786440,
4.50%, 9/15/47	227	226
Pool #786470,
5.00%, 11/15/40	273	275
		755
Government National Mortgage Association II – 2.1%
Pool #784801,
3.50%, 6/20/47	273	254
Pool #786922,
5.50%, 9/1/53	282	285
Pool #MA0089,
4.00%, 5/20/42	408	401
Pool #MA0782,
3.00%, 2/20/43	144	133
Pool #MA1287,
4.50%, 9/20/43	71	71
Pool #MA1996,
4.00%, 6/20/44	72	70
Pool #MA2755,
4.00%, 4/20/45	55	54
Pool #MA3666,
5.00%, 5/20/46	141	143
Pool #MA8346,
4.00%, 10/20/52	285	272
Pool #MA8724,
4.50%, 3/20/53	292	285
		1,968
Uniform Mortgage Backed Securities – 0.7%
Pool TBA,
1/1/52(8)	800	681
Total U.S. Government Agencies
(Cost $36,910)		35,522

U.S. GOVERNMENT OBLIGATIONS – 20.0%
U.S. Treasury Bonds – 8.3%
3.38%, 8/15/42	8,295	7,424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 20.0%continued
U.S. Treasury Bonds – 8.3%continued
3.00%, 8/15/52	$547	$449
4.13%, 8/15/53	40	41
		7,914
U.S. Treasury Notes – 8.9%
4.50%, 7/15/26	3,664	3,699
4.13%, 7/31/28	2,842	2,874
3.88%, 8/15/33	1,946	1,948
		8,521
U.S. Treasury Strips – 2.8%
1.47%, 2/15/51(9)	7,762	2,609
Total U.S. Government Obligations
(Cost $20,773)		19,044

MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	83
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	300	306
Total Municipal Bonds
(Cost $400)		389

SHORT-TERM INVESTMENTS – 4.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (10) (11)	4,513	4,513

FIXED INCOME FUNDS    111    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.8%continued
U.S. Treasury Bill,
5.30%, 4/11/24(9) (12)	$55	$55
Total Short-Term Investments
(Cost $4,567)		4,568

Total Investments – 99.9%
(Cost $100,213)		95,358
Other Assets less Liabilities – 0.1%		59
NET ASSETS – 100.0%		$95,417

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of December 31, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(8)	When-Issued Security. Coupon rate is not in effect at December 31, 2023.
(9)	Discount rate at the time of purchase.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2023 is disclosed.
(12)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	41	$8,442	Long	3/24	$86
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.5%
Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	23.0%
Foreign Issuer Bonds	7.0%
U.S. Government Agencies	37.2%
U.S. Government Obligations	20.0%
Municipal Bonds	0.4%
Investment Companies	4.7%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     112    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued	December 31, 2023 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$5,269	$—	$5,269
Commercial Mortgage-Backed Securities	—	1,927	—	1,927
Corporate Bonds(1)	—	21,926	—	21,926
Foreign Issuer Bonds(1)	—	6,713	—	6,713
U.S. Government Agencies(1)	—	35,522	—	35,522
U.S. Government Obligations(1)	—	19,044	—	19,044
Municipal Bonds(1)	—	389	—	389
Investment Companies	4,513	—	—	4,513
Short-Term Investments	—	55	—	55
Total Investments	$4,513	$90,845	$—	$95,358
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$86	$—	$—	$86

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,291	$37,542	$36,320	$77	$4,513	$4,513,000
FIXED INCOME FUNDS    113    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.9%
Auto Loan – 0.7%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	$380	$379
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	670	666
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	840	835
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	550	546
		2,426
Automobile – 1.5%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	1,221	1,235
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	484
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	350	358
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3
5.80%, 12/15/26(1)	968	980
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	1,060	1,065
Westlake Automobile Receivables Trust, Series 2023-4, Class A3
6.24%, 7/15/27(1)	820	829
World Omni Auto Receivables Trust, Series 2023-D, Class A3
5.79%, 2/15/29	370	380
		5,331
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	934
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.9%continued
Credit Card – 0.3%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$240	$244
		1,178
Other – 1.0%
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	1,130	1,139
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	490	499
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
(Step to 6.50% on 5/25/24), 2.00%, 4/25/73(1) (2)	1,169	1,157
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,038
		3,833
Whole Loan – 2.4%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.81% on 2/25/27), 4.75%, 9/26/67(1) (2)	1,063	1,043
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1
3.25%, 9/25/63(1)	1,112	974
CHNGE Mortgage Trust, Series 2023-3, Class A1
(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	673	678
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,205	1,030
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	974	950
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,204	987
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	654	636

NORTHERN FUNDS QUARTERLY REPORT     114    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.9%continued
Whole Loan – 2.4%continued
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	$2,216	$2,070
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	418	391
		8,759
Total Asset-Backed Securities
(Cost $21,519)		21,527

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non Agency – 2.1%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	3,703
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	904
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,143
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,700	1,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	333
		7,811
Total Commercial Mortgage-Backed Securities
(Cost $8,153)		7,811

CORPORATE BONDS – 27.8%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
5.81%, 5/1/50	240	250
Howmet Aerospace, Inc.,
6.88%, 5/1/25	934	947
Lockheed Martin Corp.,
5.20%, 2/15/55	320	337
Northrop Grumman Corp.,
5.25%, 5/1/50	170	176
		1,710
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Asset Management – 1.0%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	$174	$173
Ares Capital Corp.,
4.25%, 3/1/25	535	523
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	66	55
FMR LLC,
6.45%, 11/15/39 (1)	435	467
FS KKR Capital Corp.,
4.13%, 2/1/25	1,510	1,472
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	752
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	120	107
Prospect Capital Corp.,
3.71%, 1/22/26	190	178
		3,727
Automotive – 0.3%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	305
6.80%, 11/7/28	815	854
		1,159
Banking – 4.7%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (4)	1,092	1,128
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	915	790
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	3,210	2,715
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	954	793
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	1,010	956
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	400	417
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (4)	250	244

FIXED INCOME FUNDS    115    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Banking – 4.7%continued
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (4)	$650	$650
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	1,065	1,020
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	590	480
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (4)	590	641
KeyBank N.A.,
5.00%, 1/26/33	660	618
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (4)	660	711
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	257	243
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (4)	1,355	1,507
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	2,010	2,055
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	1,360	1,404
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	810	742
		17,114
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	298
Biotechnology & Pharmaceuticals – 0.7%
AbbVie, Inc.,
4.25%, 11/21/49	185	166
Amgen, Inc.,
2.20%, 2/21/27	585	544
5.25%, 3/2/33	875	898
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	770	685
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Biotechnology & Pharmaceuticals – 0.7%continued
Gilead Sciences, Inc.,
2.60%, 10/1/40	$300	$222
		2,515
Cable & Satellite – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	235	233
6.38%, 10/23/35	690	702
5.50%, 4/1/63	230	193
Comcast Corp.,
4.15%, 10/15/28	960	948
1.50%, 2/15/31	500	410
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	554
DISH DBS Corp.,
7.75%, 7/1/26	750	522
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	440	431
		3,993
Chemicals – 0.5%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	960	917
LYB International Finance III LLC,
2.25%, 10/1/30	210	179
NewMarket Corp.,
2.70%, 3/18/31	370	312
RPM International, Inc.,
4.55%, 3/1/29	307	303
		1,711
Commercial Support Services – 0.1%
Waste Connections, Inc.,
3.20%, 6/1/32	240	216
Construction Materials – 0.1%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	227	200
Consumer Services – 0.1%
President and Fellows of Harvard College,
4.88%, 10/15/40	200	202

NORTHERN FUNDS QUARTERLY REPORT     116    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Containers & Packaging – 0.5%
Packaging Corp. of America,
3.40%, 12/15/27	$405	$386
5.70%, 12/1/33	510	537
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	760	766
		1,689
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	720	672
Electric Utilities – 2.6%
AES (The) Corp.,
1.38%, 1/15/26	585	542
Appalachian Power Co.,
4.50%, 3/1/49	425	359
Avangrid, Inc.,
3.80%, 6/1/29	260	245
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	317
Duke Energy Progress LLC,
3.40%, 4/1/32	698	632
5.25%, 3/15/33	770	795
Entergy Louisiana LLC,
2.90%, 3/15/51	700	469
Entergy Texas, Inc.,
1.75%, 3/15/31	387	318
Eversource Energy,
1.65%, 8/15/30	90	73
Exelon Corp.,
5.63%, 6/15/35	660	681
Florida Power & Light Co.,
5.10%, 4/1/33	820	848
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	240	228
Nevada Power Co.,
6.00%, 3/15/54	300	330
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	125	107
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	185	167
3.63%, 2/15/31 (1)	535	460
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Electric Utilities – 2.6%continued
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	$720	$695
Pacific Gas and Electric Co.,
4.55%, 7/1/30	143	136
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	218
Public Service Co. of Colorado,
3.70%, 6/15/28	720	692
San Diego Gas & Electric Co.,
1.70%, 10/1/30	495	410
Southern (The) Co.,
3.70%, 4/30/30	225	212
Virginia Electric and Power Co.,
2.40%, 3/30/32	720	608
Xcel Energy, Inc.,
2.60%, 12/1/29	125	112
		9,654
Electrical Equipment – 0.4%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	282	235
Carrier Global Corp.,
6.20%, 3/15/54 (1)	650	755
Keysight Technologies, Inc.,
3.00%, 10/30/29	175	159
Vontier Corp.,
2.40%, 4/1/28	280	245
		1,394
Entertainment Content – 0.4%
Discovery Communications LLC,
3.63%, 5/15/30	300	272
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	178	173
Walt Disney (The) Co.,
2.00%, 9/1/29	1,130	1,003
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	231	199
		1,647
Food – 0.5%
Campbell Soup Co.,
2.38%, 4/24/30	275	239
Conagra Brands, Inc.,
1.38%, 11/1/27	365	320

FIXED INCOME FUNDS    117    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Food – 0.5%continued
Flowers Foods, Inc.,
2.40%, 3/15/31	$185	$156
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30	755	742
McCormick & Co., Inc.,
1.85%, 2/15/31	325	267
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	300	232
		1,956
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	652
Gas & Water Utilities – 0.4%
NiSource, Inc.,
3.60%, 5/1/30	340	317
Southern California Gas Co.,
2.60%, 6/15/26	650	620
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	800	655
		1,592
Health Care Facilities & Services – 1.7%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	420	407
CVS Health Corp.,
5.25%, 1/30/31	540	555
5.30%, 6/1/33	1,310	1,347
DaVita, Inc.,
4.63%, 6/1/30 (1)	850	741
HCA, Inc.,
5.50%, 6/1/33	950	966
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	760
2.30%, 5/15/31	478	414
5.35%, 2/15/33	710	752
Universal Health Services, Inc.,
2.65%, 1/15/32	295	243
		6,185
Home Construction – 0.3%
D.R. Horton, Inc.,
1.30%, 10/15/26	468	427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Home Construction – 0.3%continued
MDC Holdings, Inc.,
6.00%, 1/15/43	$267	$248
Mohawk Industries, Inc.,
5.85%, 9/18/28	500	519
		1,194
Household Products – 0.3%
Clorox (The) Co.,
4.60%, 5/1/32	431	430
Haleon U.S. Capital LLC,
3.38%, 3/24/27	470	453
4.00%, 3/24/52	389	331
		1,214
Institutional Financial Services – 1.1%
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,400	1,306
Jefferies Financial Group, Inc.,
5.88%, 7/21/28	450	462
2.63%, 10/15/31	146	121
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	1,170	1,193
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (4)	660	700
Nasdaq, Inc.,
5.55%, 2/15/34	360	375
		4,157
Insurance – 1.9%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,035	947
Brown & Brown, Inc.,
2.38%, 3/15/31	337	277
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	330	320
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	1,987
Corebridge Financial, Inc.,
5.75%, 1/15/34	940	965
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (6)	2,146	2,181

NORTHERN FUNDS QUARTERLY REPORT     118    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Insurance – 1.9%continued
Primerica, Inc.,
2.80%, 11/19/31	$245	$208
		6,885
Internet Media & Services – 0.3%
Meta Platforms, Inc.,
3.85%, 8/15/32	810	772
Netflix, Inc.,
4.88%, 4/15/28	360	365
		1,137
Machinery – 0.1%
Ingersoll Rand, Inc.,
5.40%, 8/14/28	410	423
Medical Equipment & Devices – 0.5%
Agilent Technologies, Inc.,
2.30%, 3/12/31	790	686
Becton Dickinson & Co.,
2.82%, 5/20/30	520	465
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	62	59
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	723	773
		1,983
Oil & Gas Producers – 1.5%
Apache Corp.,
5.10%, 9/1/40	830	711
Energy Transfer L.P.,
4.15%, 9/15/29	610	582
EQM Midstream Partners L.P.,
6.50%, 7/15/48	1,220	1,247
ONEOK, Inc.,
6.05%, 9/1/33	980	1,039
Phillips 66,
2.15%, 12/15/30	340	287
Western Midstream Operating L.P.,
6.15%, 4/1/33	235	244
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,534
		5,644
Real Estate Investment Trusts – 1.5%
American Tower Corp.,
3.13%, 1/15/27	525	496
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Real Estate Investment Trusts – 1.5%continued
AvalonBay Communities, Inc.,
2.30%, 3/1/30	$110	$96
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	180	169
Corporate Office Properties L.P.,
2.90%, 12/1/33	358	278
Crown Castle, Inc.,
1.05%, 7/15/26	710	641
EPR Properties,
4.50%, 4/1/25	460	451
Equinix, Inc.,
3.20%, 11/18/29	257	236
2.50%, 5/15/31	270	229
Healthpeak OP LLC,
3.25%, 7/15/26	185	178
Kimco Realty Corp.,
3.20%, 4/1/32	232	202
Office Properties Income Trust,
2.65%, 6/15/26	620	385
Realty Income Corp.,
2.20%, 6/15/28	330	296
Safehold GL Holdings LLC,
2.85%, 1/15/32	174	141
Simon Property Group L.P.,
2.45%, 9/13/29	205	183
6.65%, 1/15/54	900	1,064
STORE Capital Corp.,
2.75%, 11/18/30	220	173
VICI Properties L.P.,
5.13%, 5/15/32	236	230
Welltower OP LLC,
3.85%, 6/15/32	97	90
		5,538
Retail - Consumer Staples – 0.1%
Dollar Tree, Inc.,
3.38%, 12/1/51	390	271
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	410	352
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	207	205
		557

FIXED INCOME FUNDS    119    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Semiconductors – 0.6%
Broadcom, Inc.,
3.50%, 2/15/41 (1)	$220	$175
Intel Corp.,
5.13%, 2/10/30	980	1,017
Marvell Technology, Inc.,
5.75%, 2/15/29	370	383
5.95%, 9/15/33	582	619
		2,194
Software – 0.7%
Fortinet, Inc.,
1.00%, 3/15/26	180	165
2.20%, 3/15/31	370	310
Oracle Corp.,
5.80%, 11/10/25	260	264
Roper Technologies, Inc.,
3.80%, 12/15/26	166	162
2.00%, 6/30/30	260	221
ServiceNow, Inc.,
1.40%, 9/1/30	530	437
VMware LLC,
1.80%, 8/15/28	360	316
4.70%, 5/15/30	550	543
Workday, Inc.,
3.70%, 4/1/29	215	207
		2,625
Specialty Finance – 0.4%
Ally Financial, Inc.,
2.20%, 11/2/28	317	270
GATX Corp.,
4.00%, 6/30/30	10	9
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	650
Synchrony Financial,
7.25%, 2/2/33	500	497
		1,426
Technology Hardware – 0.4%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	500	479
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	350	432
3.45%, 12/15/51	116	84
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Technology Hardware – 0.4%continued
Jabil, Inc.,
1.70%, 4/15/26	$505	$468
		1,463
Technology Services – 0.6%
Booz Allen Hamilton, Inc.,
5.95%, 8/4/33	590	623
Global Payments, Inc.,
2.90%, 5/15/30	490	432
Moody's Corp.,
3.75%, 2/25/52	252	207
S&P Global, Inc.,
2.90%, 3/1/32	800	715
Western Union (The) Co.,
2.75%, 3/15/31	290	241
		2,218
Telecommunications – 0.6%
AT&T, Inc.,
4.30%, 2/15/30	242	237
5.40%, 2/15/34	790	817
3.55%, 9/15/55	230	166
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	365	267
3.60%, 11/15/60	615	448
Verizon Communications, Inc.,
2.55%, 3/21/31	410	354
		2,289
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	289
Transportation & Logistics – 0.6%
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	550	575
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	311	312
Norfolk Southern Corp.,
3.70%, 3/15/53	142	113
Ryder System, Inc.,
5.25%, 6/1/28	300	304
Southwest Airlines Co.,
5.13%, 6/15/27	265	266

NORTHERN FUNDS QUARTERLY REPORT     120    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued
Transportation & Logistics – 0.6%continued
Union Pacific Corp.,
2.38%, 5/20/31	$205	$179
3.50%, 2/14/53	299	238
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	201	194
		2,181
Total Corporate Bonds
(Cost $107,614)		101,974

FOREIGN ISSUER BONDS – 7.4%
Asset Management – 0.5%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	1,640	1,741
Banking – 3.4%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	1,100	1,160
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	201
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	620	589
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	600	578
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (5)	1,221	949
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	201
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	430	374
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Banking – 3.4%continued
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (4) (5)	$400	$362
(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (4)	880	914
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	300	309
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (4)	1,080	1,076
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	345	316
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	194
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	160	164
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	620	631
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	1,360	1,307
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.29%), 8.20%, 1/15/29 (4) (5)	1,040	1,128
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	500	508
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	520	533
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (5)	250	188
Toronto-Dominion Bank (The),
5.10%, 1/9/26	630	634

FIXED INCOME FUNDS    121    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Banking – 3.4%continued
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	$75	$69
		12,385
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	229	207
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	645	513
		720
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.75%, 5/28/28	770	690
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	210	205
Food – 0.2%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	915	925
Insurance – 0.2%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53(1) (4)	600	630
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
3.10%, 3/8/29(7)	—	—
Medical Equipment & Devices – 0.1%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	350	304
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	170	182
Glencore Funding LLC,
1.63%, 4/27/26 (1)	860	798
3.88%, 10/27/27 (1)	430	413
		1,393
Oil & Gas Producers – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	123	94
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Oil & Gas Producers – 0.2%continued
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	$570	$497
		591
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	553	555
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	800	762
Philippine Government International Bond,
3.75%, 1/14/29	375	361
		1,123
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	810	740
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	120	111
goeasy Ltd.,
4.38%, 5/1/26 (1)	740	713
		1,564
Technology Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	333	337
Telecommunications – 0.8%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	340	311
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	955	949
NTT Finance Corp.,
4.37%, 7/27/27 (1)	1,220	1,209
Orange S.A.,
5.38%, 1/13/42	140	143
Rogers Communications, Inc.,
2.90%, 11/15/26	350	332
		2,944
Tobacco & Cannabis – 0.3%
BAT Capital Corp.,
4.70%, 4/2/27	965	956

NORTHERN FUNDS QUARTERLY REPORT     122    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Tobacco & Cannabis – 0.3%continued
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	$203	$209
		1,165
Total Foreign Issuer Bonds
(Cost $28,202)		27,272

U.S. GOVERNMENT AGENCIES – 38.5% (8)
Fannie Mae – 17.4%
Pool #545003,
8.00%, 5/1/31(9)	—	1
Pool #545437,
7.00%, 2/1/32	16	17
Pool #545556,
7.00%, 4/1/32	9	9
Pool #555189,
7.00%, 12/1/32	72	75
Pool #581806,
7.00%, 7/1/31	19	20
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	456	470
Pool #995802,
5.50%, 12/1/35	452	466
Pool #AB5209,
3.00%, 5/1/32	1,773	1,683
Pool #AB9546,
3.50%, 6/1/28	43	42
Pool #AD0248,
5.50%, 11/1/37	839	865
Pool #AD0494,
5.50%, 8/1/37	476	489
Pool #AD0925,
5.00%, 4/1/40	49	50
Pool #AK9457,
3.50%, 3/1/32	87	84
Pool #AL3063,
3.50%, 1/1/28	140	137
Pool #AL5119,
4.00%, 4/1/34	757	741
Pool #AL7497,
3.50%, 9/1/40	1,003	953
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Fannie Mae – 17.4%continued
Pool #AL8876,
3.00%, 10/1/44	$302	$278
Pool #AO2961,
4.00%, 5/1/42	161	156
Pool #AQ9360,
2.50%, 1/1/28	43	41
Pool #AS1991,
3.50%, 3/1/29	223	217
Pool #AS3655,
4.50%, 10/1/44	479	476
Pool #AS6520,
3.50%, 1/1/46	1,012	943
Pool #AS7088,
2.50%, 5/1/31	1,031	974
Pool #AS7568,
4.50%, 7/1/46	596	591
Pool #AS8576,
4.50%, 12/1/46	738	732
Pool #AS8984,
4.50%, 3/1/47	573	568
Pool #BH6175,
3.50%, 7/1/47	406	380
Pool #BJ0686,
4.00%, 4/1/48	472	455
Pool #BJ3524,
4.00%, 11/1/47	1,031	994
Pool #BM1761,
4.00%, 8/1/44	169	165
Pool #BM1762,
3.00%, 11/1/45	1,991	1,832
Pool #BM4056,
4.00%, 3/1/45	506	493
Pool #BM5984,
5.00%, 5/1/49	118	119
Pool #BM5996,
5.00%, 12/1/48	80	80
Pool #BW9921,
5.00%, 10/1/52	1,326	1,323
Pool #BX4910,
5.00%, 1/1/53	1,383	1,376
Pool #BX7244,
5.50%, 2/1/53	1,130	1,137

FIXED INCOME FUNDS    123    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Fannie Mae – 17.4%continued
Pool #BX7768,
5.00%, 3/1/53	$1,343	$1,330
Pool #CB1666,
2.50%, 9/1/51	678	583
Pool #CB2286,
2.50%, 12/1/51	1,214	1,044
Pool #CB7114,
5.50%, 9/1/53	646	650
Pool #DA0017,
6.00%, 9/1/53	1,179	1,205
Pool #FM1303,
3.00%, 1/1/48	988	902
Pool #FM1438,
3.00%, 8/1/38	394	370
Pool #FM1472,
3.50%, 3/1/34	35	34
Pool #FM1534,
4.50%, 9/1/49	937	925
Pool #FM1572,
3.00%, 9/1/48	617	560
Pool #FM2671,
4.00%, 1/1/48	326	314
Pool #FM2921,
2.50%, 4/1/50	1,511	1,298
Pool #FM3201,
3.50%, 4/1/34	674	656
Pool #FM4491,
3.50%, 12/1/36	1,049	1,008
Pool #FM5383,
4.00%, 6/1/45	1,779	1,733
Pool #FM6125,
2.50%, 1/1/51	1,311	1,136
Pool #FP0012,
3.00%, 8/1/51	936	843
Pool #FS2701,
2.50%, 2/1/35	995	941
Pool #FS3063,
4.50%, 10/1/52	1,183	1,153
Pool #FS3120,
5.00%, 9/1/52	1,639	1,627
Pool #FS3384,
4.50%, 10/1/50	1,503	1,484
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Fannie Mae – 17.4%continued
Pool #FS3662,
5.00%, 1/1/53	$1,142	$1,137
Pool #FS4040,
5.00%, 2/1/53	1,237	1,226
Pool #FS4045,
5.50%, 2/1/53	1,170	1,177
Pool #FS4267,
4.50%, 3/1/38	1,169	1,172
Pool #FS4610,
6.50%, 6/1/40	545	574
Pool #FS4618,
4.50%, 2/1/51	1,064	1,044
Pool #FS4653,
5.50%, 5/1/53	847	852
Pool #FS4663,
5.00%, 5/1/53	1,252	1,241
Pool #FS4710,
2.50%, 6/1/52	1,340	1,141
Pool #FS5441,
6.00%, 8/1/53	1,089	1,114
Pool #FS5613,
2.50%, 1/1/52	1,024	873
Pool #FS5952,
6.50%, 10/1/53	1,073	1,109
Pool #FS5965,
6.00%, 10/1/53	158	161
Pool #FS6176,
5.00%, 12/1/47	936	952
Pool #FS6177,
6.50%, 5/1/40	991	1,047
Pool #MA0878,
4.00%, 10/1/31	338	331
Pool #MA2522,
3.50%, 2/1/46	1,262	1,179
Pool #MA2642,
3.50%, 6/1/46	1,417	1,324
Pool #MA2864,
3.50%, 1/1/47	802	752
Pool #MA3004,
4.00%, 5/1/37	333	325
Pool #MA3088,
4.00%, 8/1/47	624	602

NORTHERN FUNDS QUARTERLY REPORT     124    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Fannie Mae – 17.4%continued
Pool #MA3183,
4.00%, 11/1/47	$1,560	$1,503
Pool #MA3184,
4.50%, 11/1/47	1,298	1,284
Pool #MA3211,
4.00%, 12/1/47	1,652	1,597
Pool #MA3448,
5.00%, 8/1/48	461	464
Pool #MA4186,
3.00%, 10/1/35	447	423
		63,832
Freddie Mac – 15.5%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,
4.43%, 2/25/33	340	340
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	677	679
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(10)	45	44
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(10)	92	92
Pool #QC7739,
2.50%, 9/1/51	1,357	1,155
Pool #QD2946,
2.50%, 12/1/51	1,114	953
Pool #QD9323,
2.50%, 4/1/52	1,365	1,162
Pool #QF3725,
5.00%, 11/1/52	1,228	1,217
Pool #QF8053,
5.50%, 2/1/53	1,655	1,666
Pool #QF8924,
5.50%, 3/1/53	1,287	1,294
Pool #QG4632,
5.50%, 6/1/53	1,236	1,243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Freddie Mac – 15.5%continued
Pool #RA3913,
2.50%, 11/1/50	$1,412	$1,224
Pool #RA7677,
5.00%, 7/1/52	1,188	1,188
Pool #RA8880,
5.50%, 4/1/53	1,135	1,142
Pool #RA9840,
5.50%, 9/1/53	1,132	1,151
Pool #RD5026,
3.00%, 4/1/30	367	354
Pool #SB0084,
3.00%, 2/1/32	1,142	1,101
Pool #SB0216,
3.00%, 12/1/32	481	462
Pool #SB0328,
3.00%, 6/1/34	1,046	1,000
Pool #SB0826,
2.50%, 1/1/35	1,121	1,057
Pool #SB8502,
2.00%, 8/1/35	2,145	1,929
Pool #SD0033,
3.00%, 12/1/47	688	629
Pool #SD1360,
5.50%, 7/1/52	1,134	1,142
Pool #SD1518,
4.50%, 8/1/52	1,198	1,170
Pool #SD1694,
4.50%, 10/1/52	1,568	1,522
Pool #SD1703,
5.00%, 9/1/52	1,645	1,632
Pool #SD1710,
5.00%, 10/1/52	1,417	1,405
Pool #SD1959,
6.50%, 12/1/52	1,671	1,718
Pool #SD2334,
5.00%, 2/1/53	1,255	1,243
Pool #SD2342,
5.00%, 12/1/44	1,267	1,289
Pool #SD2347,
5.50%, 2/1/53	1,141	1,165
Pool #SD2477,
5.50%, 3/1/53	1,254	1,278

FIXED INCOME FUNDS    125    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Freddie Mac – 15.5%continued
Pool #SD2511,
5.50%, 4/1/53	$1,232	$1,238
Pool #SD2642,
5.50%, 4/1/53	1,242	1,250
Pool #SD2665,
6.00%, 4/1/53	160	164
Pool #SD2757,
5.00%, 5/1/53	1,255	1,247
Pool #SD2876,
3.00%, 7/1/46	1,233	1,135
Pool #SD2902,
5.50%, 5/1/53	844	849
Pool #SD2920,
5.50%, 5/1/53	1,271	1,279
Pool #SD2922,
5.00%, 5/1/53	1,262	1,251
Pool #SD2999,
5.50%, 6/1/53	1,277	1,284
Pool #SD3133,
5.00%, 6/1/53	758	751
Pool #SD3136,
5.50%, 6/1/53	1,075	1,084
Pool #SD3174,
5.50%, 6/1/53	1,074	1,081
Pool #SD3251,
6.00%, 7/1/53	1,124	1,151
Pool #SD3760,
6.00%, 8/1/53	1,114	1,155
Pool #SD4027,
6.50%, 10/1/53	1,103	1,144
Pool #SD4285,
5.50%, 11/1/53	888	893
Pool #ZK7457,
3.50%, 2/1/29	1,059	1,034
Pool #ZM4714,
3.50%, 11/1/47	1,475	1,375
Pool #ZM5332,
3.00%, 1/1/48	544	491
Pool #ZS4687,
2.50%, 11/1/46	525	457
Pool #ZT1333,
2.50%, 10/1/31	1,975	1,867
		56,826
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Freddie Mac Gold – 1.2%
Pool #A87842,
4.50%, 8/1/39	$171	$170
Pool #C00910,
7.50%, 1/1/30	53	55
Pool #G07068,
5.00%, 7/1/41	256	261
Pool #G07505,
7.00%, 2/1/39	577	636
Pool #G15612,
3.50%, 12/1/29	36	35
Pool #G16396,
3.50%, 2/1/33	797	776
Pool #G18643,
2.50%, 5/1/32	70	66
Pool #G30926,
3.50%, 4/1/36	242	233
Pool #G60948,
3.00%, 1/1/47	319	286
Pool #G61723,
3.50%, 1/1/43	88	84
Pool #Q15842,
3.00%, 2/1/43	1,423	1,313
Pool #Q42460,
4.00%, 6/1/46	236	228
Pool #Q63667,
4.50%, 5/1/49	248	245
		4,388
Government National Mortgage Association – 0.7%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	849	774
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	1,800	1,807
		2,581
Government National Mortgage Association I – 0.8%
Pool #757013,
3.50%, 12/15/40	1,068	1,004
Pool #786440,
4.50%, 9/15/47	944	939

NORTHERN FUNDS QUARTERLY REPORT     126    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (8)continued
Government National Mortgage Association I – 0.8%continued
Pool #786470,
5.00%, 11/15/40	$1,180	$1,190
		3,133
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	1,144	1,156
Pool #MA0089,
4.00%, 5/20/42	1,220	1,197
Pool #MA1996,
4.00%, 6/20/44	227	221
Pool #MA3666,
5.00%, 5/20/46	532	543
Pool #MA4008,
5.50%, 10/20/46	78	81
Pool #MA6870,
5.00%, 9/20/50	428	432
Pool #MA8346,
4.00%, 10/20/52	1,234	1,178
Pool #MA8724,
4.50%, 3/20/53	1,265	1,235
		6,043
Uniform Mortgage Backed Securities – 1.3%
Pool TBA,
1/1/52(11)	5,590	4,759
Total U.S. Government Agencies
(Cost $146,124)		141,562

U.S. GOVERNMENT OBLIGATIONS – 17.6%
U.S. Treasury Bonds – 8.9%
3.38%, 8/15/42	31,425	28,127
4.13%, 8/15/53	4,641	4,713
		32,840
U.S. Treasury Notes – 6.0%
4.50%, 7/15/26	8,693	8,777
4.13%, 7/31/28	9,739	9,848
3.88%, 8/15/33	3,295	3,298
		21,923
U.S. Treasury Strips – 2.7%
1.47%, 2/15/51(12)	29,423	9,890
Total U.S. Government Obligations
(Cost $70,946)		64,653

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	$400	$334
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	1,000	1,019
Total Municipal Bonds
(Cost $1,400)		1,353

SHORT-TERM INVESTMENTS – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (13) (14)	2,586	2,586
U.S. Treasury Bill,
5.30%, 4/11/24(12) (15)	75	74
Total Short-Term Investments
(Cost $2,660)		2,660

Total Investments – 100.4%
(Cost $386,618)		368,812
Liabilities less Other Assets – (0.4%)		(1,317)
NET ASSETS – 100.0%		$367,495

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of December 31, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Principal amount is less than one thousand.
(10)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(11)	When-Issued Security. Coupon rate is not in effect at December 31, 2023.
(12)	Discount rate at the time of purchase.

FIXED INCOME FUNDS    127    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of December 31, 2023 is disclosed.
(15)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	54	$11,119	Long	3/24	$113
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.9%
Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	27.8%
Foreign Issuer Bonds	7.4%
U.S. Government Agencies	38.5%
U.S. Government Obligations	17.6%
Municipal Bonds	0.4%
Investment Companies	0.7%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$21,527	$—	$21,527
Commercial Mortgage-Backed Securities	—	7,811	—	7,811
Corporate Bonds(1)	—	101,974	—	101,974
Foreign Issuer Bonds(1)	—	27,272	—	27,272
U.S. Government Agencies(1)	—	141,562	—	141,562
U.S. Government Obligations(1)	—	64,653	—	64,653
Municipal Bonds(1)	—	1,353	—	1,353
Investment Companies	2,586	—	—	2,586
Short-Term Investments	—	74	—	74
Total Investments	$2,586	$366,226	$—	$368,812
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$113	$—	$—	$113

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     128    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,483	$161,611	$171,508	$258	$2,586	$2,586,000
FIXED INCOME FUNDS    129    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 80.4%
Advertising & Marketing – 0.4%
CMG Media Corp.,
8.88%, 12/15/27 (1)	$8,825	$6,999
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,125	2,820
		9,819
Aerospace & Defense – 1.8%
Spirit AeroSystems, Inc.,
9.38%, 11/30/29 (1)	3,313	3,625
9.75%, 11/15/30 (1)	3,705	3,984
TransDigm, Inc.,
5.50%, 11/15/27	7,945	7,781
6.75%, 8/15/28 (1)	4,900	5,013
4.88%, 5/1/29	8,949	8,366
6.88%, 12/15/30 (1)	3,840	3,955
7.13%, 12/1/31 (1)	1,110	1,163
Triumph Group, Inc.,
7.75%, 8/15/25	8,650	8,628
9.00%, 3/15/28 (1)	4,270	4,540
		47,055
Asset Management – 1.3%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	6,840	6,156
9.75%, 1/15/29 (1)	11,125	11,350
NFP Corp.,
6.88%, 8/15/28 (1)	7,530	7,653
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,950	8,069
		33,228
Automotive – 2.7%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	7,215	7,089
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,315	3,382
Dana, Inc.,
4.25%, 9/1/30	3,245	2,876
Ford Motor Co.,
9.63%, 4/22/30	2,730	3,221
6.10%, 8/19/32	5,965	6,024
4.75%, 1/15/43	3,050	2,527
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Automotive – 2.7%continued
Ford Motor Credit Co. LLC,
4.06%, 11/1/24	$2,195	$2,156
5.13%, 6/16/25	1,510	1,490
4.13%, 8/4/25	6,055	5,887
4.39%, 1/8/26	6,470	6,292
4.95%, 5/28/27	5,815	5,677
4.13%, 8/17/27	7,845	7,434
6.80%, 5/12/28	4,675	4,886
5.11%, 5/3/29	5,768	5,615
4.00%, 11/13/30	5,780	5,196
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	2,990	2,652
		72,404
Biotechnology & Pharmaceuticals – 1.2%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	6,390	3,549
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	2,830	1,910
5.00%, 1/30/28 (1)	4,775	2,172
4.88%, 6/1/28 (1)	4,465	2,691
7.25%, 5/30/29 (1)	3,490	1,591
5.25%, 1/30/30 (1)	9,870	4,550
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	6,090	5,207
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (4)	8,813	5,640
Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	3,520	3,202
		30,512
Cable & Satellite – 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	24,172	23,136
6.38%, 9/1/29 (1)	7,195	7,097
4.75%, 2/1/32 (1)	14,355	12,661
4.50%, 6/1/33 (1)	9,505	8,046
4.25%, 1/15/34 (1)	4,741	3,854
CSC Holdings LLC,
6.50%, 2/1/29 (1)	11,835	10,446
5.75%, 1/15/30 (1)	7,895	4,915
4.63%, 12/1/30 (1)	4,550	2,741

NORTHERN FUNDS QUARTERLY REPORT     130    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Cable & Satellite – 5.1%continued
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	$10,565	$9,934
DISH DBS Corp.,
7.75%, 7/1/26	16,797	11,699
5.25%, 12/1/26 (1)	4,585	3,928
5.75%, 12/1/28 (1)	6,525	5,204
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,565	2,686
GCI LLC,
4.75%, 10/15/28 (1)	2,435	2,252
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	5,093	4,988
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	3,395	3,309
Sirius XM Radio, Inc.,
4.00%, 7/15/28 (1)	4,085	3,775
3.88%, 9/1/31 (1)	17,115	14,641
		135,312
Chemicals – 1.4%
ASP Unifrax Holdings, Inc.,
5.25%, 9/30/28 (1)	2,780	2,007
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,550	3,312
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	4,335	4,145
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,375	4,150
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	5,220	4,414
Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	7,345	7,046
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	4,000	4,005
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	5,035	4,368
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	3,700	3,269
		36,716
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Commercial Support Services – 2.0%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	$3,595	$3,307
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	4,010	3,989
6.00%, 6/1/29 (1)	4,888	3,984
APX Group, Inc.,
6.75%, 2/15/27 (1)	6,280	6,264
5.75%, 7/15/29 (1)	4,530	4,224
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	1,975	2,009
Covanta Holding Corp.,
5.00%, 9/1/30	5,640	4,801
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,975	9,925
Stericycle, Inc.,
3.88%, 1/15/29 (1)	2,970	2,695
VT Topco, Inc.,
8.50%, 8/15/30 (1)	6,855	7,132
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,900	3,412
		51,742
Construction Materials – 0.8%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	6,595	6,595
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,700	3,890
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,525	3,892
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	5,508	5,505
		19,882
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	6,700	6,174
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,425	5,044
		11,218

FIXED INCOME FUNDS    131    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Containers & Packaging – 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	$5,915	$4,590
Ball Corp.,
2.88%, 8/15/30	7,840	6,728
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,985	2,936
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	6,300	5,670
LABL, Inc.,
5.88%, 11/1/28 (1)	2,230	2,024
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26 (1)	4,930	5,017
9.25%, 4/15/27 (1)	3,437	3,374
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,335	3,381
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	5,680	5,727
		39,447
Electric Utilities – 1.5%
Calpine Corp.,
5.13%, 3/15/28	7,737	7,419
5.00%, 2/1/31 (1)	3,475	3,186
NRG Energy, Inc.,
5.75%, 1/15/28	8,175	8,145
3.88%, 2/15/32 (1)	4,547	3,892
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,935	3,722
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,690	3,937
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	6,080	5,997
4.38%, 5/1/29 (1)	4,665	4,354
		40,652
Electrical Equipment – 0.5%
Emerald Debt Merger Sub LLC,
6.63%, 12/15/30 (1)	9,720	9,928
WESCO Distribution, Inc.,
7.25%, 6/15/28 (1)	3,660	3,761
		13,689
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Engineering & Construction – 0.6%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	$7,375	$7,371
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	3,815	3,540
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,900	3,690
		14,601
Entertainment Content – 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	11,846
TEGNA, Inc.,
5.00%, 9/15/29	11,792	10,804
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	4,110	4,099
		26,749
Food – 0.4%
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	4,791	4,297
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	5,950	5,152
		9,449
Forestry, Paper & Wood Products – 0.1%
Glatfelter Corp.,
4.75%, 11/15/29(1)	5,730	4,027
Health Care Facilities & Services – 4.6%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	3,620	3,124
5.13%, 3/1/30 (1)	5,860	4,574
Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	8,221	7,155
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	4,420	2,896
6.13%, 4/1/30 (1)	6,360	4,118
5.25%, 5/15/30 (1)	16,098	13,500
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,874	3,379
3.75%, 2/15/31 (1)	11,508	9,451
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	2,735	2,810

NORTHERN FUNDS QUARTERLY REPORT     132    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Health Care Facilities & Services – 4.6%continued
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	$6,430	$5,973
IQVIA, Inc.,
5.00%, 10/15/26 (1)	7,480	7,409
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,685	2,731
9.88%, 8/15/30 (1)	9,865	9,967
11.00%, 10/15/30 (1)	2,190	2,307
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	6,315	6,157
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	1,846	1,839
10.00%, 4/15/27 (1)	2,611	2,637
Tenet Healthcare Corp.,
6.13%, 10/1/28	5,078	5,064
4.38%, 1/15/30	25,422	23,563
Universal Health Services, Inc.,
2.65%, 10/15/30	3,380	2,870
		121,524
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	4,550	4,502
Newell Brands, Inc.,
6.38%, 4/1/36	9,500	8,690
		13,192
Home Construction – 1.7%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	6,440	6,290
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,552	2,457
Interface, Inc.,
5.50%, 12/1/28 (1)	3,475	3,212
KB Home,
7.25%, 7/15/30	4,225	4,372
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	6,185	5,334
M/I Homes, Inc.,
3.95%, 2/15/30	8,770	7,805
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	2,340	2,071
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	9,225	9,195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Home Construction – 1.7%continued
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	$4,305	$4,165
		44,901
Household Products – 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	6,020	6,193
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	2,490	2,443
		8,636
Industrial Intermediate Products – 0.7%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (5) (6) (7)	2,842	29
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,470	6,770
9.50%, 1/1/31 (1)	3,175	3,449
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,225	9,100
		19,348
Industrial Support Services – 0.9%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,260	2,967
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,660	3,384
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	7,895	4,026
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	6,313	5,508
United Rentals North America, Inc.,
3.75%, 1/15/32	8,275	7,349
		23,234
Institutional Financial Services – 1.0%
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	2,422	2,184
10.00%, 8/15/30 (1)	3,735	3,969
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,720	4,281
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	7,490	5,791

FIXED INCOME FUNDS    133    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Institutional Financial Services – 1.0%continued
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	$10,115	$9,432
		25,657
Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	5,035	4,546
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25 (1) (7)	7,865	7,992
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	4,440	4,448
		16,986
Internet Media & Services – 1.0%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	4,875	4,098
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	3,710	2,634
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	4,100	3,098
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	6,880	6,896
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	7,515	7,534
4.50%, 8/15/29 (1)	2,600	2,480
		26,740
Leisure Facilities & Services – 7.3%
Affinity Interactive,
6.88%, 12/15/27 (1)	4,160	3,707
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	4,205	3,954
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	4,925	4,939
4.63%, 10/15/29 (1)	6,835	6,163
7.00%, 2/15/30 (1)	4,100	4,203
Carnival Corp.,
5.75%, 3/1/27 (1)	8,965	8,754
4.00%, 8/1/28 (1)	5,680	5,280
6.00%, 5/1/29 (1)	5,780	5,560
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	6,175	6,718
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	3,975	3,510
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Leisure Facilities & Services – 7.3%continued
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	$5,740	$5,224
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,040	2,758
6.75%, 1/15/30 (1)	5,805	5,104
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	3,480	3,271
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,940	5,066
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	7,330	6,797
International Game Technology PLC,
5.25%, 1/15/29 (1)	7,470	7,323
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,225	3,972
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,713	7,792
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,935	7,895
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,475	4,162
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	7,253	7,081
5.88%, 2/15/27 (1)	4,730	4,690
8.38%, 2/1/28 (1)	3,385	3,587
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	2,530	2,417
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	3,125	2,681
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,270	1,755
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	3,220	3,065
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	14,995	14,854
11.63%, 8/15/27 (1)	5,180	5,637
7.25%, 1/15/30 (1)	2,890	3,019

NORTHERN FUNDS QUARTERLY REPORT     134    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Leisure Facilities & Services – 7.3%continued
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	$2,795	$2,643
Station Casinos LLC,
4.50%, 2/15/28 (1)	3,775	3,556
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	4,640	4,686
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	3,415	3,402
5.88%, 9/15/27 (1)	10,451	10,085
Yum! Brands, Inc.,
5.38%, 4/1/32	6,640	6,525
		191,835
Leisure Products – 0.5%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,700	3,860
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,950	6,199
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	3,924	3,831
		13,890
Machinery – 1.0%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	4,195	4,180
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,575	3,033
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,965	4,517
5.88%, 6/30/29 (1)	3,340	2,944
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	5,480	5,678
Titan International, Inc.,
7.00%, 4/30/28	5,600	5,603
		25,955
Medical Equipment & Devices – 0.6%
Embecta Corp.,
5.00%, 2/15/30 (1)	3,415	2,897
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	3,850	3,480
5.25%, 10/1/29 (1)	9,960	9,386
		15,763
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Metals & Mining – 0.7%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	$3,493	$3,475
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	3,950	3,638
Constellium S.E.,
3.75%, 4/15/29 (1)	3,130	2,839
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,140	4,431
Novelis Corp.,
4.75%, 1/30/30 (1)	4,435	4,171
		18,554
Oil & Gas Producers – 9.6%
Apache Corp.,
4.25%, 1/15/30	2,870	2,701
5.10%, 9/1/40	5,135	4,400
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	10,715	10,468
California Resources Corp.,
7.13%, 2/1/26 (1)	4,835	4,904
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	9,019	8,990
8.38%, 1/15/29 (1)	3,045	3,131
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,735	3,899
8.63%, 11/1/30 (1)	995	1,055
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,925	2,946
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,510	3,211
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,645	5,857
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	3,445	3,359
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	6,275	5,789
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,420	2,280
Energy Transfer L.P.,
5.63%, 5/1/27 (1)	8,066	8,038

FIXED INCOME FUNDS    135    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Oil & Gas Producers – 9.6%continued
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	$3,589	$3,724
EnLink Midstream LLC,
6.50%, 9/1/30 (1)	2,970	3,031
EnLink Midstream Partners L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.76%, 2/5/24 (3) (8)	5,003	4,561
EQM Midstream Partners L.P.,
4.50%, 1/15/29 (1)	2,145	2,027
7.50%, 6/1/30 (1)	3,240	3,483
4.75%, 1/15/31 (1)	6,885	6,407
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,670	7,964
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,800	3,866
8.25%, 1/15/29	5,955	6,121
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,945	3,807
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,935	2,919
Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	5,120	4,955
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	6,232	6,207
ITT Holdings LLC,
6.50%, 8/1/29 (1)	6,460	5,715
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,855	6,031
Murphy Oil Corp.,
6.38%, 7/15/28	4,685	4,711
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	10,360	10,464
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 4/15/26	4,580	4,555
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	3,825	3,873
NuStar Logistics L.P.,
6.00%, 6/1/26	4,360	4,352
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Oil & Gas Producers – 9.6%continued
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	$11,423	$11,092
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,990	5,167
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.75%, 2/5/24 (3) (8)	4,205	4,063
Range Resources Corp.,
8.25%, 1/15/29	4,155	4,299
4.75%, 2/15/30 (1)	2,650	2,450
SM Energy Co.,
5.63%, 6/1/25	9,030	8,896
Southwestern Energy Co.,
5.38%, 2/1/29	10,915	10,653
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,858	2,653
4.50%, 4/30/30	3,845	3,560
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	6,925	7,326
8.38%, 6/1/31 (1)	14,208	14,211
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	8,504	8,130
		252,301
Oil & Gas Services & Equipment – 1.8%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	6,275	6,032
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,340	2,292
9.13%, 1/31/30 (1)	1,485	1,491
Oceaneering International, Inc.,
6.00%, 2/1/28	6,280	6,087
6.00%, 2/1/28 (1)	4,295	4,163
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	2,390	2,425
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	5,336	5,310
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,545	1,603
Transocean, Inc.,
7.50%, 1/15/26	1,745	1,715
8.75%, 2/15/30 (1)	6,484	6,775

NORTHERN FUNDS QUARTERLY REPORT     136    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Oil & Gas Services & Equipment – 1.8%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	$6,386	$6,359
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	3,383	3,486
		47,738
Publishing & Broadcasting – 2.3%
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	9,215	6,082
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	5,780	5,518
7.75%, 4/15/28 (1)	3,160	2,723
7.50%, 6/1/29 (1)	3,190	2,651
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	6,615	4,449
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	3,395	2,996
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	5,870	4,447
Gray Television, Inc.,
7.00%, 5/15/27 (1)	5,175	4,919
iHeartCommunications, Inc.,
8.38%, 5/1/27	3,245	2,106
5.25%, 8/15/27 (1)	3,810	3,027
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	4,275	4,122
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,515	4,365
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	6,549	6,415
Urban One, Inc.,
7.38%, 2/1/28 (1)	7,935	6,745
		60,565
Real Estate Investment Trusts – 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	6,125	5,512
Diversified Healthcare Trust,
4.38%, 3/1/31	4,762	3,572
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	4,785	4,771
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Real Estate Investment Trusts – 2.2%continued
IIP Operating Partnership L.P.,
5.50%, 5/25/26	$4,310	$3,981
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,469	8,021
5.25%, 7/15/30 (1)	9,665	9,236
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	5,735	4,829
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	3,010	2,784
Service Properties Trust,
5.50%, 12/15/27	7,490	6,857
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	3,540	3,589
6.50%, 2/15/29 (1)	3,095	2,232
XHR L.P.,
6.38%, 8/15/25 (1)	2,100	2,095
		57,479
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	4,160	3,303
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	4,380	4,259
5.88%, 2/15/28 (1)	4,375	4,382
		8,641
Retail - Discretionary – 4.1%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,630	6,510
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,495	1,578
5.25%, 2/1/28	2,225	2,201
6.63%, 10/1/30 (1)	4,685	4,792
6.75%, 7/1/36	8,070	8,132
Carvana Co.,
12.00%, 12/1/28 (1) (7)	766	650
13.00%, 6/1/30 (1) (7)	1,149	966
14.00%, 6/1/31 (1) (7)	1,360	1,162

FIXED INCOME FUNDS    137    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Retail - Discretionary – 4.1%continued
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	$8,022	$8,544
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	6,680	6,322
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	7,098	6,592
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	9,080	8,714
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	2,925	2,779
4.50%, 12/15/34	5,540	4,488
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	5,280	4,775
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	3,145	2,517
7.88%, 5/1/29 (1)	2,430	1,530
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	3,060	2,942
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,280	5,293
4.75%, 5/1/29 (1)	3,300	3,005
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,400	1,321
7.75%, 2/15/29 (1)	3,705	3,604
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,225	2,027
4.88%, 11/15/31 (1)	3,380	3,013
Staples, Inc.,
7.50%, 4/15/26 (1)	10,341	9,620
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	5,550	4,635
		107,712
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,371	4,151
Software – 1.4%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	3,930	3,568
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,335	3,469
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Software – 1.4%continued
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	$4,390	$2,261
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	2,995	3,061
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	9,015	8,590
9.00%, 9/30/29 (1)	7,025	6,691
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	6,655	3,219
McAfee Corp.,
7.38%, 2/15/30 (1)	5,270	4,815
		35,674
Specialty Finance – 6.1%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	4,150	3,110
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,610	1,093
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	9,064	8,747
9.25%, 7/1/31 (1)	4,760	5,059
Credit Acceptance Corp.,
6.63%, 3/15/26	6,648	6,635
9.25%, 12/15/28 (1)	3,710	3,956
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	15,380	2,961
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	6,575	5,283
Enova International, Inc.,
8.50%, 9/15/25 (1)	8,985	8,828
FirstCash, Inc.,
4.63%, 9/1/28 (1)	6,480	6,049
5.63%, 1/1/30 (1)	3,147	3,013
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	7,775	8,086
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	5,265	5,772
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	7,870	7,052

NORTHERN FUNDS QUARTERLY REPORT     138    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Specialty Finance – 6.1%continued
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	$12,360	$11,829
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (6) (9)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,620	9,063
LFS Topco LLC,
5.88%, 10/15/26 (1)	7,115	6,536
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	3,565	3,343
Navient Corp.,
5.00%, 3/15/27	11,610	11,208
OneMain Finance Corp.,
5.38%, 11/15/29	11,655	10,926
4.00%, 9/15/30	4,880	4,175
PennyMac Financial Services, Inc.,
5.75%, 9/15/31 (1)	5,090	4,713
PRA Group, Inc.,
7.38%, 9/1/25 (1)	7,625	7,549
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	3,607	3,309
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	2,355	2,230
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (5) (6)	5,679	4,604
World Acceptance Corp.,
7.00%, 11/1/26 (1)	5,900	5,354
		160,483
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	5,085	5,107
TMS International Corp.,
6.25%, 4/15/29 (1)	2,355	1,943
United States Steel Corp.,
6.88%, 3/1/29	1,069	1,093
		8,143
Technology Hardware – 1.7%
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,976	2,487
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Technology Hardware – 1.7%continued
CommScope, Inc.,
6.00%, 3/1/26 (1)	$2,120	$1,890
7.13%, 7/1/28 (1)	1,457	692
Imola Merger Corp.,
4.75%, 5/15/29 (1)	6,230	5,921
Likewize Corp.,
9.75%, 10/15/25 (1)	7,090	7,188
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	5,750	6,109
Seagate HDD Cayman,
8.25%, 12/15/29 (1)	3,790	4,088
3.38%, 7/15/31	2,680	2,005
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,760	6,540
6.50%, 7/15/28 (1)	5,390	4,427
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,525	3,086
		44,433
Technology Services – 1.2%
CPI CG, Inc.,
8.63%, 3/15/26 (1)	5,689	5,490
GTCR W-2 Merger Sub LLC,
7.50%, 1/15/31 (1)	8,470	8,950
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	7,930	7,393
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	5,351	4,860
Vericast Corp.,
11.00%, 9/15/26 (1)	3,180	3,371
Virtusa Corp.,
7.13%, 12/15/28 (1)	2,880	2,466
		32,530
Telecommunications – 1.4%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	2,410	1,899
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	6,675	6,448
6.75%, 5/1/29 (1)	6,525	5,836
8.75%, 5/15/30 (1)	3,090	3,179
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	4,180	3,295
Level 3 Financing, Inc.,
10.50%, 5/15/30 (1)	7,671	7,439

FIXED INCOME FUNDS    139    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Telecommunications – 1.4%continued
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	$6,325	$5,541
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,540	3,334
		36,971
Tobacco & Cannabis – 0.3%
Vector Group Ltd.,
5.75%, 2/1/29(1)	9,870	9,038
Transportation & Logistics – 3.0%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	4,175	4,085
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	8,218	8,016
American Airlines, Inc.,
7.25%, 2/15/28 (1)	2,605	2,630
8.50%, 5/15/29 (1)	3,707	3,914
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	6,267	6,222
5.75%, 4/20/29 (1)	7,520	7,328
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	10,215	9,349
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	6,510	5,645
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	9,680	9,112
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	3,958	3,970
United Airlines, Inc.,
4.63%, 4/15/29 (1)	7,540	7,052
XPO, Inc.,
6.25%, 6/1/28 (1)	8,185	8,283
7.13%, 6/1/31 (1)	3,329	3,452
		79,058
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	5,235	5,216
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.4% continued
Transportation Equipment – 0.3%continued
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	$2,020	$2,087
		7,303
Total Corporate Bonds
(Cost $2,268,633)		2,118,240

FOREIGN ISSUER BONDS – 14.6%
Aerospace & Defense – 0.5%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	3,985	3,882
7.50%, 2/1/29 (1)	3,180	3,231
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	6,665	6,677
		13,790
Automotive – 0.5%
IHO Verwaltungs GmbH,
6.00%, 5/15/27 (1) (7)	6,780	6,606
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,940	6,332
		12,938
Banking – 1.8%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	4,580	4,899
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	8,240	8,183
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	4,340	3,374
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	2,250	2,337
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	4,303	4,305
Deutsche Bank A.G.,
(Variable, USD ICE Swap Rate 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	4,670	4,561
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,915	3,543

NORTHERN FUNDS QUARTERLY REPORT     140    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Banking – 1.8%continued
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	$2,786	$2,713
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	3,570	2,679
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (2) (3)	3,725	3,980
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (10)	7,675	7,485
		48,059
Biotechnology & Pharmaceuticals – 0.6%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	7,567	7,160
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	4,425	4,522
7.88%, 9/15/29	4,570	4,922
		16,604
Cable & Satellite – 0.7%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	6,000	5,435
5.75%, 8/15/29 (1)	7,260	6,449
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	7,570	7,368
		19,252
Chemicals – 0.4%
Methanex Corp.,
5.13%, 10/15/27	4,985	4,871
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,385	4,067
SNF Group SACA,
3.38%, 3/15/30 (1)	1,250	1,073
		10,011
Commercial Support Services – 0.2%
GFL Environmental, Inc.,
6.75%, 1/15/31(1)	5,965	6,147
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Containers & Packaging – 0.1%
ARD Finance S.A.,
6.50%, 6/30/27(1) (7)	$5,993	$2,800
Electric Utilities – 0.4%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28 (1)	4,085	3,828
Drax Finco PLC,
6.63%, 11/1/25 (1)	7,147	7,019
		10,847
Electrical Equipment – 0.1%
TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	3,215	3,158
Food – 0.7%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	4,000	3,297
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26 (1)	8,250	8,343
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	6,205	5,585
		17,225
Household Products – 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26(1)	3,985	3,885
Insurance – 0.6%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (7)	10,913	10,745
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	3,775	3,978
		14,723
Leisure Facilities & Services – 1.0%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,880	4,375
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,590	3,653
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	7,925	7,351
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	7,105	5,968

FIXED INCOME FUNDS    141    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Leisure Facilities & Services – 1.0%continued
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	$4,442	$4,193
		25,540
Machinery – 0.2%
Husky III Holding Ltd.,
13.00%, 2/15/25(1) (7)	6,280	6,252
Metals & Mining – 0.6%
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (1)	6,365	5,409
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,495	6,862
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	3,650	3,456
		15,727
Oil & Gas Producers – 0.9%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,330	3,445
eG Global Finance PLC,
12.00%, 11/30/28 (1)	5,195	5,533
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,480	4,353
Parkland Corp.,
4.50%, 10/1/29 (1)	5,890	5,398
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	5,490	5,243
		23,972
Oil & Gas Services & Equipment – 0.5%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	9,030	9,421
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	3,670	3,592
		13,013
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	4,960	4,984
Software – 0.4%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	11,205	10,141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Specialty Finance – 0.5%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	$3,685	$3,640
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,705	3,788
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,450	4,752
		12,180
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	5,560	5,727
Technology Services – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	10,270	9,391
Telecommunications – 2.3%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,410	6,742
Altice France S.A.,
5.13%, 7/15/29 (1)	5,985	4,648
5.50%, 10/15/29 (1)	8,455	6,626
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	5,411	5,041
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	9,035	8,982
Iliad Holding SASU,
7.00%, 10/15/28 (1)	3,825	3,806
Telecom Italia Capital S.A.,
6.38%, 11/15/33	6,561	6,415
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,475	3,427
6.50%, 10/15/27 (1)	11,475	5,364
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	6,460	5,641
4.75%, 7/15/31 (1)	5,040	4,502
		61,194
Transportation & Logistics – 0.6%
Air Canada,
3.88%, 8/15/26 (1)	3,068	2,931

NORTHERN FUNDS QUARTERLY REPORT     142    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Transportation & Logistics – 0.6%continued
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	$3,310	$2,849
6.38%, 2/1/30 (1)	13,200	9,211
		14,991
Total Foreign Issuer Bonds
(Cost $409,296)		382,551

TERM LOANS – 0.6%
Biotechnology & Pharmaceuticals – 0.6%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 13.00%, 6/30/25	16,725	15,931
Total Term Loans
(Cost $16,698)		15,931

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(5) (9) *	2,621	$—
Total Common Stocks
(Cost $3)		—

PREFERRED STOCKS – 0.0%
Specialty Finance – 0.0%
Cayenne Aviation LLC(5) (9) *	15,725	—
Total Preferred Stocks
(Cost $1,573)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (11) (12)	$67,337	$67,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.6%continued
U.S. Treasury Bill,
5.24%, 4/11/24(13) (14)	$1,955	$1,927
Total Short-Term Investments
(Cost $69,263)		69,264

Total Investments – 98.2%
(Cost $2,765,466)		2,585,986
Other Assets less Liabilities – 1.8%		47,869
NET ASSETS – 100.0%		$2,633,855

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $4,633,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anagram Holdings LLC/Anagram International, Inc., 10.00%, 8/15/26	7/26/18-8/18/23	$6,967
Cayenne Aviation LLC	5/18/21	1,573
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC	5/18/21	3
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,391

(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2023 is disclosed.
(13)	Discount rate at the time of purchase.

FIXED INCOME FUNDS    143    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Ultra 10-Year U.S. Treasury Note	595	$70,219	Long	3/24	$2,672
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	80.4%
Foreign Issuer Bonds	14.6%
Term Loans	0.6%
Investment Companies	2.5%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$2,118,240	$—	$2,118,240
Foreign Issuer Bonds(1)	—	382,551	—	382,551
Term Loans	—	15,931	—	15,931
Investment Companies	67,337	—	—	67,337
Short-Term Investments	—	1,927	—	1,927
Total Investments	$67,337	$2,518,649	$—	$2,585,986
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,672	$—	$—	$2,672

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$60,479	$615,122	$608,264	$2,154	$67,337	$67,337,000
NORTHERN FUNDS QUARTERLY REPORT     144    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.4%
Consumer Services – 0.1%
Grand Canyon University,
5.13%, 10/1/28	$500	$447
Real Estate Owners & Developers – 0.3%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2)	1,000	810
Total Corporate Bonds
(Cost $1,476)		1,257

MUNICIPAL BONDS – 92.1%
Alabama – 1.1%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,016
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,191
		3,207
Arizona – 3.9%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50(3)	2,000	120
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31(3)	100	6
6.00%, 7/1/51(3)	400	24
Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(4)	1,800	1,704
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	820
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Arizona – 3.9%continued
Maricopa County IDA Education Revenue Refunding Bonds, Choice Academies, Inc., Project,
5.75%, 9/1/45	$2,300	$2,252
Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	1,000	871
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(4)	2,500	1,957
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,292
Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	755
		11,224
Arkansas – 0.3%
Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	1,000	1,000
California – 13.8%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,042
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(4)	1,000	731
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(4)	2,000	1,877
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	803
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	504

FIXED INCOME FUNDS    145    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
California – 13.8%continued
California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	$2,000	$2,016
California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(4)	1,500	1,386
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,131
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,949
California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	1,037
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(4)	1,000	903
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(3)	3,000	41
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,014
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,700
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	848
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
California – 13.8%continued
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	$1,000	$743
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,198
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	411
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	511
5.00%, 11/1/41	1,000	994
CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	886
CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	1,027
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	913
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	434
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	739
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	884
River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
5.50%, 9/1/37	1,000	1,046
River Islands PFA Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	985	844

NORTHERN FUNDS QUARTERLY REPORT     146    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
California – 13.8%continued
River Islands PFA Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	$1,000	$857
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,324
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	132
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	823
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,051
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	882
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	871
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	612
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	891
		40,055
Colorado – 5.7%
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	1,027
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	416
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Colorado – 5.7%continued
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	$1,500	$1,451
Colorado State Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	843
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	917
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	1,000	1,016
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	642
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,344
Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	497
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	444
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,215
Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(4)	1,500	1,356
Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,
5.00%, 12/1/51	3,000	2,481
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	879

FIXED INCOME FUNDS    147    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Colorado – 5.7%continued
Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	$3,500	$2,183
		16,711
Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	391
Florida – 10.2%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	1,905	1,908
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,500	1,107
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,771
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	930
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,233
4.00%, 6/15/51	2,000	1,484
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,892
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	820
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(5) (6)	4,000	3,878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Florida – 10.2%continued
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	$750	$623
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	410	410
5.25%, 8/15/37	690	665
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(4)	1,000	833
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	1,627
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,436
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	872
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(4)	1,500	1,182
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,306
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	2,000	2,008
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(3)	143	67

NORTHERN FUNDS QUARTERLY REPORT     148    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Florida – 10.2%continued
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	$1,000	$892
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(4)	960	728
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	990	1,020
		29,692
Georgia – 1.9%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(1) (3)	3,000	1,350
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,767
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,201
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,280
		5,598
Guam – 0.7%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	1,011
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	1,012
		2,023
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Idaho – 0.9%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	$3,410	$2,538
Illinois – 1.6%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds,
5.75%, 4/1/48	1,000	1,094
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.50%, 12/1/31	1,000	1,103
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	327
5.00%, 5/15/56	440	343
Illinois State Finance Authority Revenue Bonds, Series A, Plymouth Place, Inc.,
6.63%, 5/15/52	1,000	1,019
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(1) (3)	1,500	405
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	233
		4,524
Indiana – 2.2%
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(4)	1,000	804
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	793
Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	420	366

FIXED INCOME FUNDS    149    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Indiana – 2.2%continued
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	$3,900	$2,908
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,
5.00%, 7/1/55	510	468
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,161
		6,500
Iowa – 0.3%
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	735
Kansas – 1.7%
Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	709
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(4)	2,000	1,683
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	2,500	2,462
		4,854
Kentucky – 0.2%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	473
Louisiana – 2.1%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	1,969
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Louisiana – 2.1%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$2,000	$1,666
Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(4)	440	421
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(7)	50	53
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,090
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(5) (6)	1,000	950
		6,149
Maryland – 0.8%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,459
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	995	889
		2,348
Massachusetts – 1.8%
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	3,000	3,017
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,
5.25%, 1/1/50	1,000	864

NORTHERN FUNDS QUARTERLY REPORT     150    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Massachusetts – 1.8%continued
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	$1,500	$1,506
		5,387
Michigan – 1.6%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	1,028
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	935
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	729
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	789
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(5) (6)	500	493
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	985	688
		4,662
Minnesota – 0.3%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	380
Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	428
		808
Mississippi – 0.5%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	623
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	906
		1,529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Missouri – 1.1%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	$1,145	$1,187
5.00%, 9/1/34	1,315	1,362
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	453
3.13%, 5/1/35	400	339
		3,341
Nevada – 0.5%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	500	401
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	328
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	515	433
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	241
		1,403
New Hampshire – 0.2%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(4) (5) (6)	600	469
New Jersey – 1.4%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,000	930
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,016

FIXED INCOME FUNDS    151    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
New Jersey – 1.4%continued
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	$1,000	$1,014
		3,960
New Mexico – 1.1%
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	984
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	3,000	2,365
		3,349
New York – 4.2%
Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	1,500	1,489
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,050
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	975
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	4,000	4,072
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	3,000	2,995
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	790	822
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
New York – 4.2%continued
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	$500	$449
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(4)	500	381
		12,233
North Carolina – 0.2%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	510
Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority Senior Revenue Refunding Bonds, Series B-2, Class 2,
5.00%, 6/1/55	3,000	2,819
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	860
Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio, Inc., Project,
3.50%, 12/1/51	1,000	745
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(4)	2,000	1,826
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	890
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,085	1,784
		8,924
Oregon – 1.1%
Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,
5.00%, 5/1/40	2,800	3,263

NORTHERN FUNDS QUARTERLY REPORT     152    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Pennsylvania – 2.1%
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	$500	$502
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	891
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/39	755	657
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community, Inc., Project,
5.00%, 3/1/40	500	430
5.00%, 3/1/50	500	397
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	965	649
Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,
5.38%, 6/15/57	300	280
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 3/15/45	950	794
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,
5.00%, 3/15/28(4) (7)	50	55
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	2,000	1,434
		6,089
Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A-1, Restructured Bonds,
5.00%, 7/1/58	3,000	3,010
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
South Carolina – 0.8%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	$1,000	$844
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	700	501
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	933
		2,278
Texas – 7.6%
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,029
Baytown Municipal Development District Revenue Bonds, First Line Hotel,
4.00%, 10/1/50	1,000	843
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	500	462
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,459
5.00%, 12/1/45	2,000	1,881
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,
12.00%, 6/1/43(4)	1,000	1,006
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	281
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	1,900	1,733

FIXED INCOME FUNDS    153    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Texas – 7.6%continued
Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,
4.00%, 10/1/50	$500	$408
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	261
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,023
5.00%, 12/1/36	1,000	1,014
Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),
4.00%, 7/15/41	1,000	891
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	1,972
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	746
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	1,270	1,029
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	829
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,154
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,005
		22,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Utah – 3.0%
Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,
4.00%, 3/1/51	$2,500	$1,888
Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	1,013
6.00%, 3/1/53	1,000	1,004
Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,
4.38%, 6/1/52	2,000	1,770
Utah Infrastructure Agency Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	859
3.00%, 10/15/45	1,000	692
5.00%, 10/15/46	1,500	1,463
		8,689
Virgin Islands, U.S. – 1.7%
Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	5,000	5,017
Virginia – 1.6%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	271
5.00%, 7/1/45	2,515	2,322
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(5) (6)	1,000	934
West Falls Community Development Authority Revenue Bonds, Series A,
5.38%, 9/1/52	1,000	1,012
		4,539
Washington – 3.0%
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 6/1/44	5,000	5,682

NORTHERN FUNDS QUARTERLY REPORT     154    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Washington – 3.0%continued
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(4)	$525	$383
5.00%, 7/1/53(4)	500	355
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	1,552
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	649
		8,621
West Virginia – 0.4%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	1,500	1,175
Wisconsin – 5.4%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(4)	1,500	1,267
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(4)	500	437
5.00%, 4/1/57(4)	1,000	834
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(4)	600	526
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	2,500	2,023
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	1,018
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(4)	1,000	844
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(4)	1,500	1,331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.1%continued
Wisconsin – 5.4%continued
PFA Revenue Bonds, Roseman University, Prerefunded,
4.00%, 4/1/32(4) (7)	$100	$112
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(4)	2,805	2,204
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,023
PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	1,500	1,055
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	972
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	386
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	492
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	1,138
		15,662
Wyoming – 0.9%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,763
Total Municipal Bonds
(Cost $314,894)		267,729

SHORT-TERM INVESTMENTS – 7.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (8) (9)	14,501	14,501

FIXED INCOME FUNDS    155    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.0%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,
10.00%, 6/1/24(5) (6)	$1,000	$982
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(5) (6)	1,000	986
Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger Rail Expansion Project ,
8.00%, 4/1/24(4) (5) (6)	1,000	1,021
Garland Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	3,000	3,007
Total Short-Term Investments
(Cost $20,477)		20,497

Total Investments – 99.5%
(Cost $336,847)		289,483
Other Assets less Liabilities – 0.5%		1,313
NET ASSETS – 100.0%		$290,796

(1)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $2,565,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	$2,917
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	976
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(7)	Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.4%
Municipal Bonds	92.1%
Investment Companies	5.0%
Short-Term Investments	2.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     156    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued	December 31, 2023 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$447	$—	$447
Real Estate Owners & Developers	—	—	810	810
Total Corporate Bonds	—	447	810	1,257
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$267,729	$—	$267,729
Investment Companies	14,501	—	—	14,501
Short-Term Investments	—	5,996	—	5,996
Total Investments	$14,501	$274,172	$810	$289,483

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,884	$122,547	$112,930	$580	$14,501	$14,500,643
FIXED INCOME FUNDS    157    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.4%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,151
Health Care Facilities & Services – 0.3%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	457
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,386
		4,843
Total Corporate Bonds
(Cost $6,850)		5,994

MUNICIPAL BONDS – 94.7%
Alabama – 1.5%
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(1)	2,000	2,042
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(2) (3)	5,000	5,028
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(2) (3)	7,500	7,393
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(2) (3)	5,000	4,991
		19,454
Alaska – 1.2%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,367
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(1)	1,445	1,469
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Alaska – 1.2%continued
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(1)	$5,000	$5,086
		15,493
Arizona – 3.5%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	319
4.00%, 7/1/41	800	770
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	975
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	10,115
Arizona State Transportation Board Highway Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/24(1)	12,000	12,106
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,903
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,588
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	183
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,552
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,588

NORTHERN FUNDS QUARTERLY REPORT     158    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Arizona – 3.5%continued
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/40	$3,165	$3,604
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,591
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,113
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,147
		44,554
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,489
2.25%, 2/1/41	1,485	1,101
		4,590
California – 4.2%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,367
5.00%, 10/1/52	5,000	5,275
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 2/1/25(1)	3,500	3,586
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3)	6,050	6,091
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	5,000	5,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
California – 4.2%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	$3,356	$3,267
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,858	4,800
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(4) (5)	11,850	13,889
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,003
Los Angeles County Development Authority General Revenue Refunding Bonds,
4.00%, 9/1/39	1,410	1,493
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	619
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,495
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	656
		53,656
Colorado – 4.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,028

FIXED INCOME FUNDS    159    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Colorado – 4.5%continued
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	$225	$242
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,362
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series B (State Higher Education Intercept Program),
5.00%, 3/1/25	3,000	3,077
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,201
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,000
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,375
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	11,506
5.50%, 11/15/35	10,000	11,837
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,503
5.25%, 11/15/29	1,740	1,744
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,115
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,842
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/1/27	2,500	2,544
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Colorado – 4.5%continued
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	$1,850	$1,986
		57,362
Connecticut – 1.6%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,989
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,011
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	5,000	5,105
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,604
		19,709
District of Columbia – 1.6%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,520
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,
5.00%, 10/1/24(1)	5,000	5,079
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,800
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	2,500	2,800
5.00%, 10/1/43	2,000	2,086
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,164
5.00%, 7/1/43	2,000	2,093
		20,542

NORTHERN FUNDS QUARTERLY REPORT     160    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Florida – 4.3%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	$1,500	$1,562
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	6,608
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,046
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,160
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,047
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,513
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(1)	4,000	4,060
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,327
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	656
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,197
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,218
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	9,073
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Florida – 4.3%continued
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	$2,500	$2,541
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(2) (3)	1,000	873
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,371
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,920
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,157
		54,329
Georgia – 2.5%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,562
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	545
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,320
Georgia State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/36	5,000	5,234
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,459
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(2) (3)	5,000	5,331
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,525
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,240
		32,216

FIXED INCOME FUNDS    161    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Hawaii – 1.8%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	$5,000	$5,183
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,976
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	12,127
		22,286
Idaho – 0.2%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/42	1,750	1,973
Illinois – 5.2%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,516
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,028
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,504
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 1/1/25	1,000	1,019
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,085
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 1/1/36	1,000	1,173
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 11/1/37	1,000	1,152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Illinois – 5.2%continued
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	$2,425	$1,872
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,360
5.25%, 11/15/35	5,000	5,375
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,239
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,881
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,073
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,049
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,970
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(2) (3)	3,850	4,319
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	4,000	4,083
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,222
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,808
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,265	2,265

NORTHERN FUNDS QUARTERLY REPORT     162    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Illinois – 5.2%continued
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	$1,000	$1,064
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,585
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	570
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,379
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	1,889
		66,480
Indiana – 1.1%
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	5,010
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	6,500	6,627
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,098
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	240	240
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,410
		14,385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3)	$2,500	$2,561
Kansas – 0.4%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	4,855	4,756
Kentucky – 7.1%
Bullitt County School District Finance Corp. School Building Revenue Bonds, Series B (State Intercept Program),
5.00%, 8/1/35	1,070	1,204
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,415
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,023
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,059
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	820
5.00%, 8/1/35	550	597
5.00%, 8/1/36	750	809
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 8/1/30	6,175	6,242
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(2) (3)	15,000	15,027
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(2) (3)	9,000	9,809

FIXED INCOME FUNDS    163    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Kentucky – 7.1%continued
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(2) (3)	$24,725	$24,730
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,319
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,296
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	12,412
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(2) (3)	1,000	884
		89,646
Louisiana – 1.9%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(2) (3)	2,500	2,228
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,248
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,976
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,184
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(1)	5,390	5,439
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Louisiana – 1.9%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	$1,505	$1,591
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(2) (3)	1,000	946
		23,612
Maine – 0.3%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,225
Maryland – 2.3%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	9,900
3.00%, 10/1/32	5,000	4,936
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,610
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	506
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,219
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	4,205	4,592
		29,763
Massachusetts – 1.6%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	1,926
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	3,000	2,471

NORTHERN FUNDS QUARTERLY REPORT     164    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Massachusetts – 1.6%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	$1,625	$1,767
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,642
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	530
Massachusetts State G.O. Limited Bonds,
4.00%, 5/1/40	1,000	1,000
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,304
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,202
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	2,540	2,550
		20,392
Michigan – 2.0%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,619
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	415
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,777
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,094
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Michigan – 2.0%continued
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	$745	$637
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(2) (3)	1,250	1,123
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	966
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,526
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,751
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,504
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,000
		25,412
Minnesota – 1.1%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3)	10,000	10,063
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	3,000	3,109
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,015
		14,187
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	623

FIXED INCOME FUNDS    165    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Missouri – 1.6%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	$1,480	$1,529
Missouri State Highway & Transportation Commission Road Revenue Bonds, State Appropriations Mega Project,
5.00%, 5/1/25	13,150	13,522
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,237
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(5)	2,100	1,887
		20,175
Nebraska – 0.6%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	3,000	3,058
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,886
		6,944
Nevada – 0.8%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,509
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,902
		9,676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	$2,500	$2,669
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,390
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,211
		3,601
New York – 14.9%
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(2) (3)	4,000	3,969
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,649
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,153
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,336
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,653
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	4,901
5.00%, 6/15/39	8,000	8,141

NORTHERN FUNDS QUARTERLY REPORT     166    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New York – 14.9%continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	$3,000	$3,207
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,719
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,148
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,809
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/45	5,000	5,019
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,246
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/46	1,500	1,502
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,836
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,028
5.00%, 3/1/37	3,700	4,003
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New York – 14.9%continued
New York G.O. Unlimited Bonds, Subseries G, Fiscal 2012,
5.00%, 4/1/40	$1,440	$1,671
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	5,135	5,322
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	1,000	1,036
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,548
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	737
5.00%, 10/8/32	575	637
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,904
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,178
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,935
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,068
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(2) (3)	5,250	4,892
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	2,375	2,220

FIXED INCOME FUNDS    167    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New York – 14.9%continued
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(2) (3)	$2,500	$2,344
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(2) (3)	8,000	7,301
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,396
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,762
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,321
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,930
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,646
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,
4.00%, 3/15/45	10,030	10,103
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	475
5.00%, 12/1/42	255	269
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New York – 14.9%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	$350	$384
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	610
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,447
5.00%, 3/15/40	2,500	2,688
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,138
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,145
5.00%, 9/15/29	5,000	5,363
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,220
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,524
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
4.00%, 10/15/24(1)	1,000	1,009
5.00%, 10/15/24(1)	5,000	5,084
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,505

NORTHERN FUNDS QUARTERLY REPORT     168    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
New York – 14.9%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	$4,805	$5,206
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,403
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,580
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,004
		189,640
North Carolina – 1.7%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	5,570
4.00%, 7/1/36	6,790	6,858
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,495
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(2) (3)	4,500	4,117
		22,040
Ohio – 0.9%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,359
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	108
4.00%, 12/1/35	300	304
Ohio State Common School G.O. Unlimited Bonds, Series A,
5.00%, 3/15/37	3,120	3,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Ohio – 0.9%continued
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	$1,365	$1,475
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,053
		11,431
Oregon – 0.5%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,710
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,257
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,174
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	182
4.00%, 5/15/31	200	191
4.00%, 5/15/32	160	151
		6,665
Pennsylvania – 2.4%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	1,754
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,023
5.00%, 6/1/26	1,500	1,564
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	5,000	4,948
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,529

FIXED INCOME FUNDS    169    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Pennsylvania – 2.4%continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	$5,000	$5,294
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,162
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,061
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,076
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,452
		30,863
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,559
South Carolina – 1.6%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/24	1,000	1,019
5.00%, 12/1/26	1,125	1,202
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,633
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(2) (3)	10,000	10,890
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
South Carolina – 1.6%continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$4,690	$4,792
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	513
		20,049
Tennessee – 1.3%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,014
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,159
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	1,625	1,637
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3)	10,000	10,027
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(2) (3)	2,500	2,510
		16,347
Texas – 8.1%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	757
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/37	2,000	2,333
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	10,100	11,018
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,027
Dallas G.O. Limited Bonds,
5.00%, 2/15/32	3,385	3,444

NORTHERN FUNDS QUARTERLY REPORT     170    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Texas – 8.1%continued
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	$1,075	$1,118
5.00%, 11/1/26	500	534
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(5)	1,000	514
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,040
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(2) (3)	5,000	4,813
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3)	2,500	2,399
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(1)	3,500	3,565
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,
5.00%, 12/1/32	445	472
5.00%, 12/1/33	500	528
5.00%, 12/1/34	1,000	1,049
4.00%, 12/1/41	1,000	897
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,646
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(2) (3)	445	428
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	2,050	2,126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Texas – 8.1%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/24	$1,000	$1,007
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services (AGM Insured),
5.00%, 5/15/37	425	499
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	2,435	2,486
Mckinney G.O. Limited Bonds,
5.00%, 8/15/32	2,010	2,070
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	6,860	7,174
5.00%, 1/1/38	3,000	3,217
5.00%, 1/1/39	5,000	5,345
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	2,550	2,590
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,795
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,344
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	494
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(2) (3)	1,000	963
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,700
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/30	1,000	1,149

FIXED INCOME FUNDS    171    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Texas – 8.1%continued
5.00%, 10/1/31	$1,000	$1,168
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,695
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	839
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	2,935
5.00%, 12/15/31	2,200	2,366
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(1)	5,000	5,012
5.00%, 4/1/24(1)	1,500	1,507
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(2) (3)	5,000	4,649
Williamson County G.O. Unlimited Bonds, Prerefunded,
4.00%, 2/15/25(1)	1,765	1,789
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(3)	1,750	1,721
		103,222
Utah – 0.6%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,247
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(1)	2,000	2,065
		7,312
Virginia – 1.4%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,638
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Virginia – 1.4%continued
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	$3,550	$4,046
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(2) (3)	4,425	4,896
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	774
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,241
Virginia State Port Authority Commonwealth Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	2,500	3,044
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	1,000	772
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,485
		17,896
Washington – 4.8%
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,657
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,915
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,409
Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,677
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,057

NORTHERN FUNDS QUARTERLY REPORT     172    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Washington – 4.8%continued
Washington State G.O. Unlimited Bonds, Series A, Bid Group 2,
5.00%, 8/1/44	$7,000	$7,792
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/33	1,000	1,020
5.00%, 8/1/36	2,500	2,620
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,496
Washington State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/37	5,030	5,322
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/28	2,910	2,971
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,311
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,007
		61,254
Wisconsin – 2.2%
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,502
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,946
5.00%, 5/1/40	5,000	5,166
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,273
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	2,000	2,350
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%continued
Wisconsin – 2.2%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	$670	$704
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,166
4.00%, 4/1/39	5,000	5,058
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	145
		28,345
Wyoming – 0.1%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	206
4.00%, 5/1/38	425	429
		635
Total Municipal Bonds
(Cost $1,256,617)		1,202,529

SHORT-TERM INVESTMENTS – 4.1%
Indianapolis Local Public Improvement Bank Revenue Bonds, Series B, Waterworks Project (NATL Insured),
5.25%, 1/1/24	3,500	3,500
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3)	7,000	6,771
Mckinney Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/24	3,500	3,508
Miami-Dade County School District Revenue TANS,
5.00%, 6/18/24	4,000	4,031
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(2) (3)	760	743

FIXED INCOME FUNDS    173    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.1%continued
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(2) (3)	$1,500	$1,484
Philadelphia School District TRANS, Series A,
5.00%, 6/28/24	4,425	4,455
Quincy G.O. Limited BANS,
5.00%, 7/5/24	1,500	1,512
Regional Transportation District Refunding COPS,
5.00%, 6/1/24	1,600	1,613
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(2) (3)	10,000	10,087
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(2) (3)	2,000	1,929
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (6) (7)	12,263	12,262
Total Short-Term Investments
(Cost $52,244)		51,895

Total Investments – 99.2%
(Cost $1,315,711)		1,260,418
Other Assets less Liabilities – 0.8%		9,719
NET ASSETS – 100.0%		$1,270,137

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(4)	Step coupon bond. Rate as of December 31, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT     174    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2023 (UNAUDITED)
TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.4%
Municipal Bonds	94.7%
Investment Companies	1.0%
Short-Term Investments	3.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$5,994	$—	$5,994
Municipal Bonds(1)	—	1,202,529	—	1,202,529
Investment Companies	12,262	—	—	12,262
Short-Term Investments	—	39,633	—	39,633
Total Investments	$12,262	$1,248,156	$—	$1,260,418

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,750	$386,877	$378,364	$1,275	$12,262	$12,263,000
FIXED INCOME FUNDS    175    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.4%
Alabama – 4.7%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$400
4.00%, 6/1/25	470	472
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	440	442
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,511
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,204
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,378
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,214
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2)	1,500	1,506
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.52%, 4/1/24(1) (4)	1,625	1,625
		21,752
Arizona – 1.8%
Arizona State Health Facilities Authority Revenue Refunding Bonds, Scottsdale Lincoln Hospitals Project,
5.00%, 12/1/27	1,355	1,374
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,678
Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,
5.00%, 7/1/24	1,075	1,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Arizona – 1.8%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	$2,700	$2,962
		8,099
Arkansas – 0.2%
Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	1,070	1,036
California – 6.3%
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(3)	2,000	2,288
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,146
4.00%, 8/1/31(1) (2)	3,150	3,171
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	1,005
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	645
5.00%, 10/1/27	675	698
5.00%, 10/1/28	475	494
5.00%, 10/1/29	650	681
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,017
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	1,000	1,002
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(3)	1,750	1,918

NORTHERN FUNDS QUARTERLY REPORT     176    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
California – 6.3%continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Refunding Bonds, Series A (State Appropriation Insured), Prerefunded,
5.00%, 6/1/25(3)	$5,000	$5,164
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	809
4.00%, 8/1/28	935	992
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	1,002
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,720	3,068
		29,100
Colorado – 2.5%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,226
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	205
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,078
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	3,000	3,100
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Colorado – 2.5%continued
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	$905	$957
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,710
		11,377
Connecticut – 1.7%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,488
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,047
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/26	3,095	3,253
		7,788
District of Columbia – 2.1%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/25	4,040	4,223
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,405	5,443
		9,666
Florida – 4.0%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	3,728
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,848
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,384
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,062

FIXED INCOME FUNDS    177    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Florida – 4.0%continued
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	$1,500	$1,561
Miami Special Obligation Revenue Bonds, Series A, New Administrative Building,
5.00%, 3/1/34	900	1,071
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	5,000	5,021
		18,675
Georgia – 4.7%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,111
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,072
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,126
Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded,
5.00%, 5/1/25(3)	4,650	4,788
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,884
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/26	1,245	1,307
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,148
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	1,625	1,676
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,047
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,560	1,569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Georgia – 4.7%continued
Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded,
5.00%, 5/1/26(3)	$2,000	$2,110
		21,838
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	768
Illinois – 1.6%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,339
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/29	3,000	3,318
Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),
2.85%, 11/1/25	3,000	2,978
		7,635
Indiana – 2.1%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	1,857
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,213
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,130
5.00%, 1/15/27	1,100	1,177
5.00%, 7/15/27	3,270	3,538
		9,915
Iowa – 0.4%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,869

NORTHERN FUNDS QUARTERLY REPORT     178    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Kansas – 1.6%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	$2,240	$2,307
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	3,120	3,068
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,036
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
		7,596
Kentucky – 2.5%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2)	8,725	8,727
Louisville Regional Airport Authority Airplort System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	3,010
		11,737
Louisiana – 1.0%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	283
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,572
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,578
		4,433
Maine – 0.6%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,754
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Maryland – 1.9%
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	$3,000	$3,026
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,590
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	3,079
		8,695
Massachusetts – 6.4%
Brookline G.O. Limited Bonds,
5.00%, 3/15/26	1,905	2,010
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS,
4.00%, 5/1/25	1,390	1,405
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Unrefunded Balance,
4.00%, 5/1/25	110	112
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,187
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/26	2,000	2,143
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,470
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,104
Massachusetts State Housing Finance Agency Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	706

FIXED INCOME FUNDS    179    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Massachusetts – 6.4%continued
Massachusetts State School Building Authority Sales Tax Subordinate Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/26(3)	$2,500	$2,629
Massachusetts State Transportation Fund Rail Enhancement Program Revenue Bonds, Series A,
5.00%, 6/1/28	4,500	4,653
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	165	171
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	3,340	3,548
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,510
		29,648
Michigan – 0.8%
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2)	3,000	3,055
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	468
		3,523
Minnesota – 2.1%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,013
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,112
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	6,000	6,555
		9,680
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Missouri – 2.0%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	$2,825	$2,896
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,354
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,482
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,
5.00%, 3/1/25	1,040	1,057
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,529
		9,318
Nevada – 0.9%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,079
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,165
		4,244
New Jersey – 1.7%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,165
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(3)	3,500	3,622
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,974
		7,761

NORTHERN FUNDS QUARTERLY REPORT     180    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
New York – 13.1%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E, Green Bonds,
5.00%, 11/15/29	$2,190	$2,431
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/25	1,535	1,587
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,071
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,095
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 2/1/29	3,295	3,310
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2)	3,750	3,853
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	642
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,115
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,953
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, General Purpose, Unrefunded Balance,
5.00%, 2/15/28	3,000	3,227
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,148
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/24	645	648
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
New York – 13.1%continued
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	$3,160	$2,954
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,507
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,017
New York State Housing Finance Agency Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,343
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,256
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,777
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,655
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 9/15/28	5,000	5,595
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	525	548
5.00%, 11/15/27	1,700	1,872
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/27	5,000	5,435

FIXED INCOME FUNDS    181    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
New York – 13.1%continued
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	$1,450	$1,517
		60,556
North Carolina – 0.5%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,244
Ohio – 3.6%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,158
Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose,
5.00%, 7/1/26	1,300	1,379
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,788
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,355
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,000
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,217
		16,897
Oklahoma – 0.6%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,033
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	1,966
		2,999
Oregon – 1.9%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Oregon – 1.9%continued
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	$1,450	$1,497
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,894
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,641
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,684
		8,801
Pennsylvania – 2.2%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,082
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	3,000	2,969
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	443
5.00%, 12/1/26	275	294
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/1/24	2,700	2,722
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	1,773
		10,283
Tennessee – 0.3%
Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/25(3)	1,500	1,532
Texas – 11.3%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,070

NORTHERN FUNDS QUARTERLY REPORT     182    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Texas – 11.3%continued
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	$1,000	$1,152
5.00%, 6/15/31	1,250	1,464
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,190
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(3)	1,215	1,253
Central Regional Mobility Authority Subordinate Revenue BANS, Series F,
5.00%, 1/1/25	2,000	2,016
Dallas County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/25	1,615	1,673
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,155	1,105
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,459
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,171
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,000	1,919
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,921
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,819
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	858
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Texas – 11.3%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/24	$500	$504
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	688
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,072
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,188
2.00%, 12/1/27(1) (2)	3,150	2,960
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	1,350	1,380
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,466
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,397
4.00%, 8/1/27	2,135	2,173
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,180
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,445
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,246
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,158
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,075

FIXED INCOME FUNDS    183    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Texas – 11.3%continued
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	$1,000	$1,138
		52,140
Utah – 1.7%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,083
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,855
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(3)	1,735	1,791
		7,729
Virginia – 0.7%
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(3)	3,000	3,102
Washington – 2.7%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,024
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,041
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,365
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	651
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.4%continued
Washington – 2.7%continued
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$3,205	$3,262
Port of Seattle Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	2,800	2,825
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,539
		12,707
Wisconsin – 1.0%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	535
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,218
		4,753
Total Municipal Bonds
(Cost $440,215)		432,650

SHORT-TERM INVESTMENTS – 6.2%
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2)	5,000	5,011
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2)	5,000	5,014
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/15/24	3,000	3,004
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2)	1,750	1,708
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2)	1,460	1,446

NORTHERN FUNDS QUARTERLY REPORT     184    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%continued
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (2)	$1,000	$998
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2)	4,500	4,539
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2)	3,850	3,891
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (5) (6)	3,189	3,189
Total Short-Term Investments
(Cost $29,030)		28,800

Total Investments – 99.6%
(Cost $469,245)		461,450
Other Assets less Liabilities – 0.4%		1,653
NET ASSETS – 100.0%		$463,103

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCRA - Lower Colorado River Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	93.4%
Investment Companies	0.7%
Short-Term Investments	5.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    185    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$432,650	$—	$432,650
Investment Companies	3,189	—	—	3,189
Short-Term Investments	—	25,611	—	25,611
Total Investments	$3,189	$458,261	$—	$461,450

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,468	$119,975	$137,254	$442	$3,189	$3,189,000
NORTHERN FUNDS QUARTERLY REPORT     186    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.6% (1)
Fannie Mae – 0.3%
Pool #555649,
7.50%, 10/1/32	$11	$11
Pool #BH9277,
3.50%, 2/1/48	120	112
		123
Freddie Mac – 0.8%
Pool #RA8880,
5.50%, 4/1/53	95	95
Pool #SD1360,
5.50%, 7/1/52	105	106
Pool #SD2665,
6.00%, 4/1/53	94	96
Pool #ZS7735,
2.00%, 1/1/32	2	2
		299
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	144	137
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	96	88
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	8	8
Pool #782618,
4.50%, 4/15/24	1	1
Pool #783245,
5.00%, 9/15/24(2)	—	—
Pool #783489,
5.00%, 6/15/25(2)	—	—
		9
Total U.S. Government Agencies
(Cost $690)		656

U.S. GOVERNMENT OBLIGATIONS – 96.6%
U.S. Treasury Bonds – 1.2%
6.00%, 2/15/26	470	487
U.S. Treasury Inflation Indexed Notes – 3.0%
0.50%, 4/15/24	141	170
0.13%, 7/15/24	134	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.6%continued
U.S. Treasury Inflation Indexed Notes – 3.0%continued
0.13%, 10/15/24	$145	$170
0.25%, 1/15/25	135	170
0.38%, 7/15/25	135	170
0.13%, 4/15/26	153	171
0.13%, 4/15/27	166	170
		1,191
U.S. Treasury Notes – 92.4%
4.50%, 11/30/24	2,745	2,735
2.50%, 1/31/25	541	528
2.75%, 2/28/25	538	527
2.88%, 4/30/25	537	525
0.25%, 5/31/25	738	695
2.88%, 5/31/25	285	279
0.25%, 6/30/25	587	551
0.25%, 7/31/25	589	552
2.88%, 7/31/25	532	519
0.25%, 10/31/25	591	549
0.38%, 11/30/25	883	820
2.88%, 11/30/25	158	154
1.63%, 2/15/26	308	292
4.00%, 2/15/26	4,801	4,780
0.50%, 2/28/26	587	543
2.13%, 5/31/26	549	524
1.88%, 6/30/26	550	522
0.63%, 7/31/26	586	537
1.88%, 7/31/26	551	521
1.50%, 8/15/26	3,000	2,809
4.38%, 8/15/26	1,500	1,511
0.75%, 8/31/26	582	534
0.88%, 9/30/26	487	447
4.63%, 10/15/26	500	508
4.63%, 11/15/26	2,000	2,032
3.88%, 11/30/27	3,594	3,589
4.00%, 2/29/28	2,400	2,410
3.63%, 3/31/28	1,200	1,188
3.63%, 5/31/28	2,150	2,129
4.00%, 6/30/28	850	855
4.38%, 8/31/28	1,500	1,534
4.38%, 11/30/28	1,600	1,639
		37,338
Total U.S. Government Obligations
(Cost $39,697)		39,016

FIXED INCOME FUNDS    187    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (3) (4)	$468	$468
U.S. Treasury Bill,
5.30%, 4/11/24(5) (6)	5	5
Total Short-Term Investments
(Cost $473)		473

Total Investments – 99.4%
(Cost $40,860)		40,145
Other Assets less Liabilities – 0.6%		256
NET ASSETS – 100.0%		$40,401

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2023 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged related to the Fund’s investment in futures contracts during the period. As of December 31, 2023, the Fund did not hold any open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.6%
U.S. Government Obligations	96.6%
Investment Companies	1.2%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$656	$—	$656
U.S. Government Obligations(1)	—	39,016	—	39,016
Investment Companies	468	—	—	468
Short-Term Investments	—	5	—	5
Total Investments	$468	$39,677	$—	$40,145

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$280	$6,234	$6,046	$9	$468	$468,000
NORTHERN FUNDS QUARTERLY REPORT     188    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS – 1.0%
United States – 1.0%
AES Panama Generation Holdings S.R.L.,
4.38%, 5/31/30 (2)	$393	$330
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24 (3)	100	94
Hyundai Capital America,
5.50%, 3/30/26 (2)	210	211
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS Luxembourg S.a.r.l,
6.75%, 3/15/34 (2)	180	189
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.75%, 12/1/31	325	280
5.75%, 4/1/33	35	35
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
8.45%, 7/27/30 (2)	200	204
		1,343
Total Corporate Bonds
(Cost $1,331)		1,343

FOREIGN ISSUER BONDS – 92.8%
Angola – 0.9%
Angolan Government International Bond,
8.25%, 5/9/28 (2)	150	138
8.25%, 5/9/28 (3)	400	370
9.38%, 5/8/48 (3)	600	501
9.13%, 11/26/49 (3)	200	163
9.13%, 11/26/49 (2)	75	61
		1,233
Argentina – 1.5%
Argentine Republic Government International Bond,
1.00%, 7/9/29	227	90
(Step to 1.75% on 7/9/27), 0.75%, 7/9/30 (4)	742	296
(Step to 4.13% on 7/9/24), 3.63%, 7/9/35 (4)	1,005	343
(Step to 5.00% on 7/9/24), 4.25%, 1/9/38 (4)	813	321
(Step to 4.88% on 7/9/29), 3.50%, 7/9/41 (4)	246	84
Genneia S.A.,
8.75%, 9/2/27 (2)	216	214
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Argentina – 1.5%continued
Pampa Energia S.A.,
9.13%, 4/15/29 (3)	$200	$195
Transportadora de Gas del Sur S.A.,
6.75%, 5/2/25 (3)	385	368
YPF S.A.,
9.00%, 2/12/26 (3)	52	53
9.00%, 6/30/29 (3)	60	58
		2,022
Azerbaijan – 0.6%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (3)	200	174
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (3)	600	610
		784
Bahrain – 0.3%
Bahrain Government International Bond,
5.63%, 5/18/34 (3)	260	236
7.50%, 9/20/47 (3)	200	189
		425
Brazil – 6.3%
Amaggi Luxembourg International S.a.r.l.,
5.25%, 1/28/28 (3)	200	192
Braskem Netherlands Finance B.V.,
8.50%, 1/12/31 (2)	200	186
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/27 (BRL)(5)	3,170	469
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/25 (BRL)	850	175
10.00%, 1/1/27 (BRL)	7,546	1,560
10.00%, 1/1/29 (BRL)	7,976	1,639
10.00%, 1/1/31 (BRL)	1,344	274
10.00%, 1/1/33 (BRL)	3,100	629
Brazilian Government International Bond,
4.25%, 1/7/25	200	197
8.25%, 1/20/34	78	92
5.63%, 1/7/41	100	92
BRF S.A.,
4.88%, 1/24/30 (3)	400	352
CSN Resources S.A.,
4.63%, 6/10/31 (2)	290	237
Embraer Netherlands Finance B.V.,
7.00%, 7/28/30 (2)	230	241

FIXED INCOME FUNDS    189    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Brazil – 6.3%continued
Gol Finance S.A.,
8.00%, 6/30/26 (3)	$200	$71
Guara Norte S.a.r.l.,
5.20%, 6/15/34 (2)	265	242
JSM Global S.a.r.l,
4.75%, 10/20/30 (3) (6)	200	40
MC Brazil Downstream Trading S.a.r.l.,
7.25%, 6/30/31 (2)	285	224
Minerva Luxembourg S.A.,
8.88%, 9/13/33 (2)	250	265
MV24 Capital B.V.,
6.75%, 6/1/34 (2)	214	200
Nexa Resources S.A.,
6.50%, 1/18/28 (2)	200	202
Oi S.A.,
14.00%, 9/7/24 (2) (7) (8)	113	112
14.00%, 9/7/24 (2) (7) (8) (9)	1	1
10.00%, 7/27/25 (3) (6) (8)	873	39
Simpar Europe S.A.,
5.20%, 1/26/31 (2)	185	160
Sitios Latinoamerica S.A.B. de C.V.,
5.38%, 4/4/32 (2)	365	339
		8,230
Chile – 3.7%
Agrosuper S.A.,
4.60%, 1/20/32 (2)	225	193
Alfa Desarrollo S.p.A.,
4.55%, 9/27/51 (2)	348	271
4.55%, 9/27/51 (3)	119	93
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26 (CLP)	155,000	173
5.00%, 10/1/28 (CLP)	360,000	403
6.00%, 4/1/33 (CLP)	70,000	84
5.00%, 3/1/35 (CLP)	205,000	229
Celulosa Arauco y Constitucion S.A.,
3.88%, 11/2/27	200	187
4.20%, 1/29/30 (3)	55	51
5.50%, 11/2/47	200	173
Cencosud S.A.,
5.15%, 2/12/25 (3)	200	198
Chile Electricity Lux MPC S.a.r.l.,
6.01%, 1/20/33 (2)	240	246
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Chile – 3.7%continued
Chile Government International Bond,
4.95%, 1/5/36	$200	$198
3.10%, 5/7/41	200	152
3.10%, 1/22/61	246	165
Corp Nacional del Cobre de Chile,
5.63%, 10/18/43 (3)	215	207
Empresa Nacional de Telecomunicaciones S.A.,
4.75%, 8/1/26 (2)	115	113
Enel Chile S.A.,
4.88%, 6/12/28	150	148
Enel Generacion Chile S.A.,
4.25%, 4/15/24	70	69
Engie Energia Chile S.A.,
3.40%, 1/28/30 (3)	300	258
Falabella S.A.,
4.38%, 1/27/25 (3)	200	193
3.75%, 10/30/27 (3)	80	70
3.75%, 10/30/27 (2)	35	31
Inversiones CMPC S.A.,
4.75%, 9/15/24 (3)	200	198
6.13%, 6/23/33 (2)	75	78
Kenbourne Invest S.A.,
4.70%, 1/22/28 (3)	200	106
Sociedad Concesionaria Autopista Central S.A.,
6.22%, 12/15/26 (2)	97	95
Sociedad de Transmision Austral S.A.,
4.00%, 1/27/32 (2)	200	177
Sociedad Quimica y Minera de Chile S.A.,
6.50%, 11/7/33	85	90
Telefonica Moviles Chile S.A.,
3.54%, 11/18/31 (2)	330	244
		4,893
China – 2.2%
Agile Group Holdings Ltd.,
5.75%, 1/2/25 (3)	245	37
Alibaba Group Holding Ltd.,
4.50%, 11/28/34	200	188
BOC Aviation U.S.A. Corp.,
4.88%, 5/3/33 (2)	150	147
Central China Real Estate Ltd.,
7.75%, 5/24/24 (3) (6)	200	8

NORTHERN FUNDS QUARTERLY REPORT     190    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
China – 2.2%continued
7.25%, 7/16/24 (3) (6)	$200	$8
CFLD Cayman Investment Ltd.,
2.50%, 1/31/31 (2) (7)	187	14
China Government Bond,
2.24%, 5/25/25 (CNH)	2,940	413
3.02%, 10/22/25 (CNY)	1,060	152
3.27%, 11/19/30 (CNH)	1,200	177
2.75%, 2/17/32 (CNH)	3,650	520
3.72%, 4/12/51 (CNY)	900	147
China SCE Group Holdings Ltd.,
5.95%, 9/29/24 (3) (6)	200	12
CIFI Holdings Group Co. Ltd.,
5.25%, 5/13/26 (3) (6)	630	32
Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (3) (6) (7)	335	7
7.95%, 7/5/22 (3) (6) (7)	335	7
12.25%, 10/18/22 (3) (6) (7)	200	4
10.88%, 1/9/23 (3) (6) (7)	200	4
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (3) (6) (7)	200	7
11.95%, 10/22/22 (3) (6) (7)	200	7
11.50%, 1/30/23 (3) (6) (7)	200	6
10.88%, 7/23/23 (3) (6) (7)	200	6
9.38%, 6/30/24 (3) (6)	200	6
Longfor Group Holdings Ltd.,
3.85%, 1/13/32 (3)	400	163
Meituan,
3.05%, 10/28/30 (3)	200	169
Prosus N.V.,
4.19%, 1/19/32 (2)	215	186
4.03%, 8/3/50 (2)	300	197
Shimao Group Holdings Ltd.,
4.75%, 7/3/22 (3) (6) (7)	200	6
Yuzhou Group Holdings Co. Ltd.,
8.50%, 2/4/23 (3) (6) (7)	200	12
9.95%, 6/8/23 (3) (6) (7)	200	12
6.00%, 10/25/23 (3) (6) (7)	250	15
7.38%, 1/13/26 (3) (6)	530	32
6.35%, 1/13/27 (3) (6) (7)	200	12
Zhenro Properties Group Ltd.,
8.00%, 3/6/23 (3) (6) (7)	150	1
8.30%, 9/15/23 (3) (6) (7)	200	1
14.72%, 11/6/23 (3) (6)	200	1
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
China – 2.2%continued
7.88%, 4/14/24 (3) (6)	$200	$1
7.35%, 2/5/25 (3) (6)	400	3
6.63%, 1/7/26 (3) (6)	200	1
6.70%, 8/4/26 (3) (6)	200	2
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 3/8/26 (3)	200	180
		2,903
Colombia – 4.7%
ABRA Global Finance,
11.50%, 3/2/28 (2) (8)	249	187
AI Candelaria Spain S.A.,
5.75%, 6/15/33 (2)	350	271
Banco GNB Sudameris S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%, 4/16/31 (2) (10)	250	209
Banistmo S.A.,
4.25%, 7/31/27 (2)	100	90
Colombia Government International Bond,
3.13%, 4/15/31	700	569
7.38%, 9/18/37	100	104
5.63%, 2/26/44	200	168
5.00%, 6/15/45	250	194
5.20%, 5/15/49	200	156
8.75%, 11/14/53	220	253
Colombia Telecomunicaciones S.A. ESP,
4.95%, 7/17/30 (2)	50	31
4.95%, 7/17/30 (3)	220	136
Colombian TES,
6.00%, 4/28/28 (COP)	2,200,000	501
7.75%, 9/18/30 (COP)	107,000	25
7.00%, 3/26/31 (COP)	946,500	211
7.00%, 6/30/32 (COP)	2,900,000	628
13.25%, 2/9/33 (COP)	1,797,500	551
7.25%, 10/18/34 (COP)	166,600	35
9.25%, 5/28/42 (COP)	1,142,200	268
Ecopetrol S.A.,
5.38%, 6/26/26	325	319
8.63%, 1/19/29	200	213
5.88%, 5/28/45	110	87
Empresas Publicas de Medellin ESP,
4.25%, 7/18/29 (2)	200	170
Frontera Energy Corp.,

FIXED INCOME FUNDS    191    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Colombia – 4.7%continued
7.88%, 6/21/28 (2)	$220	$164
Grupo Energia Bogota S.A. ESP,
7.85%, 11/9/33 (2)	205	223
Oleoducto Central S.A.,
4.00%, 7/14/27 (2)	165	153
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (3)	200	168
6.00%, 6/15/28 (2)	110	93
		6,177
Costa Rica – 0.4%
Costa Rica Government International Bond,
5.63%, 4/30/43 (3)	200	184
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (2)	310	317
		501
Croatia – 0.5%
Croatia Government International Bond,
1.50%, 6/17/31 (EUR)(3)	700	694
Czech Republic – 2.0%
Czech Republic Government Bond,
1.25%, 2/14/25 (CZK)	2,960	128
2.50%, 8/25/28 (CZK)	4,370	186
5.50%, 12/12/28 (CZK)	2,460	119
2.75%, 7/23/29 (CZK)	5,580	237
0.05%, 11/29/29 (CZK)	760	27
0.95%, 5/15/30 (CZK)(3)	2,420	92
5.00%, 9/30/30 (CZK)	1,030	50
1.20%, 3/13/31 (CZK)	3,450	130
1.75%, 6/23/32 (CZK)	6,730	259
2.00%, 10/13/33 (CZK)	7,760	299
4.90%, 4/14/34 (CZK)	2,450	120
3.50%, 5/30/35 (CZK)	10,000	437
4.20%, 12/4/36 (CZK)(3)	220	10
1.50%, 4/24/40 (CZK)	10,000	322
Energo-Pro A.S.,
11.00%, 11/2/28 (2)	220	227
		2,643
Dominican Republic – 1.6%
Dominican Republic Central Bank Notes,
13.00%, 12/5/25 (DOP)(3)	7,000	126
13.00%, 1/30/26 (DOP)(3)	3,100	56
Dominican Republic International Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Dominican Republic – 1.6%continued
5.50%, 1/27/25 (3)	$250	$248
4.88%, 9/23/32 (3)	725	659
11.25%, 9/15/35 (DOP)(2)	16,000	296
5.30%, 1/21/41 (3)	150	130
6.85%, 1/27/45 (3)	100	99
6.50%, 2/15/48 (3)	150	143
5.88%, 1/30/60 (3)	266	229
Empresa Generadora de Electricidad Haina S.A.,
5.63%, 11/8/28 (2)	200	180
		2,166
Ecuador – 0.3%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/24), 3.50%, 7/31/35 (2) (4)	370	131
(Step to 5.00% on 7/31/24), 2.50%, 7/31/40 (3) (4)	556	175
(Step to 5.00% on 7/31/24), 2.50%, 7/31/40 (2) (4)	239	76
		382
Egypt – 1.1%
Egypt Government International Bond,
5.63%, 4/16/30 (EUR)(3)	825	584
8.50%, 1/31/47 (3)	400	250
7.90%, 2/21/48 (3)	200	121
8.70%, 3/1/49 (3)	200	126
8.88%, 5/29/50 (3)	200	128
Energean PLC,
6.50%, 4/30/27 (2)	260	236
		1,445
El Salvador – 0.2%
El Salvador Government International Bond,
6.38%, 1/18/27 (3)	23	20
8.63%, 2/28/29 (3)	25	23
8.25%, 4/10/32	11	9
7.65%, 6/15/35 (3)	66	51
9.50%, 7/15/52 (2)	170	142
		245
Georgia – 0.1%
Silknet JSC,
8.38%, 1/31/27 (2)	100	99
Ghana – 1.0%
Ghana Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT     192    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Ghana – 1.0%continued
7.75%, 4/7/29 (3) (6)	$200	$88
7.63%, 5/16/29 (3) (6)	200	88
8.13%, 3/26/32 (3) (6)	200	89
7.88%, 2/11/35 (3) (6)	950	418
Kosmos Energy Ltd.,
7.50%, 3/1/28 (3)	125	114
7.50%, 3/1/28 (2)	230	210
Tullow Oil PLC,
10.25%, 5/15/26 (2)	345	308
		1,315
Guatemala – 1.1%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L.,
5.25%, 4/27/29 (2)	350	329
CT Trust,
5.13%, 2/3/32 (2)	285	249
Guatemala Government Bond,
4.50%, 5/3/26 (3)	435	422
4.65%, 10/7/41 (3)	200	163
Millicom International Cellular S.A.,
5.13%, 1/15/28 (2)	243	225
		1,388
Hong Kong – 0.8%
AIA Group Ltd.,
5.63%, 10/25/27 (2)	210	217
4.95%, 4/4/33 (2)	200	202
Bank of East Asia (The) Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.75%, 3/15/27 (3) (10)	250	252
Melco Resorts Finance Ltd.,
5.75%, 7/21/28 (2)	165	151
5.75%, 7/21/28 (3)	225	206
		1,028
Hungary – 1.5%
Hungary Government Bond,
5.50%, 6/24/25 (HUF)	55,000	157
9.50%, 10/21/26 (HUF)	63,110	197
3.00%, 10/27/27 (HUF)	226,950	596
4.50%, 3/23/28 (HUF)	47,130	129
6.75%, 10/22/28 (HUF)	3,290	10
4.75%, 11/24/32 (HUF)	90,000	240
3.00%, 10/27/38 (HUF)	7,850	16
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Hungary – 1.5%continued
Hungary Government International Bond,
5.38%, 3/25/24	$56	$56
6.25%, 9/22/32 (3)	200	214
3.13%, 9/21/51 (3)	200	136
Magyar Export-Import Bank Zrt,
6.13%, 12/4/27 (3)	200	204
		1,955
India – 1.8%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy,
6.25%, 12/10/24 (2)	100	99
Adani International Container Terminal Pvt Ltd.,
3.00%, 2/16/31 (2)	151	124
Adani Ports & Special Economic Zone Ltd.,
3.10%, 2/2/31 (2)	330	252
Export-Import Bank of India,
5.50%, 1/18/33 (3)	200	207
Greenko Wind Projects Mauritius Ltd.,
5.50%, 4/6/25 (2)	240	234
India Toll Roads,
5.50%, 8/19/24 (3)	250	246
Network i2i Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.27%), 5.65%, 1/15/25 (3) (10) (11)	240	236
Power Finance Corp. Ltd.,
3.75%, 12/6/27 (3)	200	190
REC Ltd.,
5.63%, 4/11/28 (2)	300	304
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries,
4.50%, 7/14/28 (2)	250	222
Shriram Finance Ltd.,
4.40%, 3/13/24 (3)	200	199
		2,313
Indonesia – 6.6%
Freeport Indonesia PT,
4.76%, 4/14/27 (2)	150	147
6.20%, 4/14/52 (2)	350	347
Indofood CBP Sukses Makmur Tbk PT,
3.40%, 6/9/31 (3)	300	260
4.75%, 6/9/51 (3)	200	163

FIXED INCOME FUNDS    193    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Indonesia – 6.6%continued
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
5.45%, 5/15/30 (3)	$200	$202
Indonesia Government International Bond,
4.75%, 1/8/26 (3)	200	200
4.55%, 1/11/28	200	200
4.85%, 1/11/33	675	687
8.50%, 10/12/35 (3)	100	133
6.63%, 2/17/37 (3)	650	761
7.75%, 1/17/38 (3)	100	128
Indonesia Treasury Bond,
8.13%, 5/15/24 (IDR)	600,000	39
6.50%, 6/15/25 (IDR)	575,000	37
8.38%, 9/15/26 (IDR)	10,500,000	715
6.38%, 8/15/28 (IDR)	1,571,000	102
9.00%, 3/15/29 (IDR)	220,000	16
6.88%, 4/15/29 (IDR)	477,000	31
8.25%, 5/15/29 (IDR)	567,000	40
10.50%, 8/15/30 (IDR)	600,000	47
7.00%, 9/15/30 (IDR)	2,830,000	188
6.50%, 2/15/31 (IDR)	7,261,000	470
7.75%, 4/15/31 (IDR)	655,000	45
8.75%, 5/15/31 (IDR)	5,651,000	411
9.50%, 7/15/31 (IDR)	7,200,000	548
7.00%, 2/15/33 (IDR)	8,193,000	552
6.63%, 2/15/34 (IDR)	2,172,000	141
8.38%, 3/15/34 (IDR)	1,389,000	101
7.50%, 6/15/35 (IDR)	536,000	37
7.50%, 5/15/38 (IDR)	654,000	45
7.13%, 6/15/38 (IDR)	4,971,000	338
8.38%, 4/15/39 (IDR)	2,041,000	153
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39 (2)	261	252
Medco Maple Tree Pte. Ltd.,
8.96%, 4/27/29 (2)	400	406
Minejesa Capital B.V.,
5.63%, 8/10/37 (3)	400	350
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
6.15%, 5/21/48 (3)	200	205
4.88%, 7/17/49 (3)	200	176
		8,673
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Ireland – 0.1%
C&W Senior Financing DAC,
6.88%, 9/15/27 (2)	$150	$140
Israel – 1.8%
Bank Hapoalim B.M.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.16%), 3.26%, 1/21/32 (10)	200	174
Bank Leumi Le-Israel B.M.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.47%), 7.13%, 7/18/33 (10)	400	394
Energian Israel Finance Ltd.,
4.88%, 3/30/26	250	231
8.50%, 9/30/33	200	192
ICL Group Ltd.,
6.38%, 5/31/38	115	110
Leviathan Bond Ltd.,
6.75%, 6/30/30	350	320
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	850	787
8.13%, 9/15/31	150	164
		2,372
Ivory Coast – 0.7%
Ivory Coast Government International Bond,
6.38%, 3/3/28 (3)	200	197
5.88%, 10/17/31 (EUR)(3)	100	99
4.88%, 1/30/32 (EUR)(3)	435	406
6.88%, 10/17/40 (EUR)(3)	100	93
6.63%, 3/22/48 (EUR)(3)	100	88
		883
Jamaica – 0.1%
Digicel International Finance Ltd.,
8.75%, 5/25/24 (2)	100	94
Kazakhstan – 0.8%
Kazakhstan Government International Bond,
6.50%, 7/21/45 (3)	200	229
KazMunayGas National Co. JSC,
6.38%, 10/24/48 (2)	355	333
Tengizchevroil Finance Co. International Ltd.,

NORTHERN FUNDS QUARTERLY REPORT     194    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Kazakhstan – 0.8%continued
4.00%, 8/15/26 (2)	$325	$304
3.25%, 8/15/30 (3)	220	182
		1,048
Kuwait – 0.6%
MEGlobal Canada ULC,
5.00%, 5/18/25 (2)	400	395
Nbk Tier 2 Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.11%), 2.50%, 11/24/30 (3) (10)	400	375
		770
Lebanon – 0.0%
Lebanon Government International Bond,
6.38%, 3/9/20 (3) (6) (7)	67	4
5.80%, 4/14/20 (3) (6) (7)	79	5
6.15%, 6/19/20 (6)	102	6
8.25%, 4/12/21 (3) (6) (7)	115	7
6.10%, 10/4/22 (3) (6) (7)	321	20
6.00%, 1/27/23 (3) (6) (7)	50	3
6.60%, 11/27/26 (3) (6)	22	1
6.85%, 3/23/27 (3) (6)	88	6
7.00%, 3/23/32 (3) (6)	33	2
7.05%, 11/2/35 (3) (6)	11	1
7.25%, 3/23/37 (3) (6)	35	2
		57
Macau – 0.8%
MGM China Holdings Ltd.,
5.38%, 5/15/24 (2)	80	80
4.75%, 2/1/27 (2)	220	209
Sands China Ltd.,
5.65%, 8/8/28	415	412
4.63%, 6/18/30	175	159
Studio City Finance Ltd.,
6.50%, 1/15/28 (2)	250	231
		1,091
Malaysia – 3.2%
Malaysia Government Bond,
3.48%, 6/14/24 (MYR)	1,647	359
3.90%, 11/30/26 (MYR)	2,013	443
3.90%, 11/16/27 (MYR)	1,834	403
3.73%, 6/15/28 (MYR)	1,600	349
4.50%, 4/30/29 (MYR)	1,397	316
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Malaysia – 3.2%continued
3.89%, 8/15/29 (MYR)	$262	$58
4.50%, 4/15/30 (MYR)	182	41
3.58%, 7/15/32 (MYR)	3,377	722
3.83%, 7/5/34 (MYR)	1,432	310
4.25%, 5/31/35 (MYR)	616	138
4.76%, 4/7/37 (MYR)	187	44
4.70%, 10/15/42 (MYR)	1,200	281
4.92%, 7/6/48 (MYR)	334	80
4.07%, 6/15/50 (MYR)	550	118
Malaysia Government Investment Issue,
3.47%, 10/15/30 (MYR)	496	106
4.19%, 10/7/32 (MYR)	29	6
3.45%, 7/15/36 (MYR)	91	19
Petronas Capital Ltd.,
2.48%, 1/28/32 (3)	200	170
4.55%, 4/21/50 (3)	200	183
		4,146
Mauritius – 0.1%
Axian Telecom,
7.38%, 2/16/27 (2)	200	187
Mexico – 7.9%
Alsea S.A.B. de C.V.,
7.75%, 12/14/26 (2)	195	199
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (2) (10) (11)	100	98
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (10) (11)	200	170
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.66%), 8.45%, 6/29/38 (2) (10)	325	347
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31 (2)	250	189
Infraestructura Energetica Nova S.A.P.I. de C.V.,
4.88%, 1/14/48 (2)	400	315
Mexican Bonos,
8.00%, 9/5/24 (MXN)	8,540	493
7.50%, 6/3/27 (MXN)	8,089	451
8.50%, 5/31/29 (MXN)	7,600	438

FIXED INCOME FUNDS    195    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Mexico – 7.9%continued
7.75%, 5/29/31 (MXN)	$19,650	$1,080
7.50%, 5/26/33 (MXN)	3,760	201
7.75%, 11/23/34 (MXN)	3,460	186
10.00%, 11/20/36 (MXN)	10,060	639
8.50%, 11/18/38 (MXN)	5,630	317
7.75%, 11/13/42 (MXN)	8,180	424
8.00%, 11/7/47 (MXN)	2,510	132
8.00%, 7/31/53 (MXN)	1,540	81
Mexico Government International Bond,
4.75%, 4/27/32	400	385
4.88%, 5/19/33	200	193
6.05%, 1/11/40	34	34
4.75%, 3/8/44	32	28
5.55%, 1/21/45	49	47
3.77%, 5/24/61	200	136
3.75%, 4/19/71	200	133
5.75%, 10/12/10 (12)	208	186
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l.,
4.88%, 1/15/28 (2)	128	113
Orbia Advance Corp. S.A.B. de C.V.,
4.00%, 10/4/27 (2)	110	104
Petroleos Mexicanos,
6.50%, 3/13/27	135	126
8.75%, 6/2/29	100	97
5.95%, 1/28/31	1,165	930
6.70%, 2/16/32	104	86
6.75%, 9/21/47	720	472
6.35%, 2/12/48	80	51
7.69%, 1/23/50	395	281
6.95%, 1/28/60	319	210
Sigma Alimentos S.A. de C.V.,
4.13%, 5/2/26 (2)	225	219
Tierra Mojada Luxembourg II S.a.r.l.,
5.75%, 12/1/40 (3)	362	327
Total Play Telecomunicaciones S.A. de C.V.,
6.38%, 9/20/28 (2)	40	16
Trust Fibra Uno,
4.87%, 1/15/30 (2)	280	253
6.95%, 1/30/44 (2)	75	64
6.39%, 1/15/50 (2)	85	69
		10,320
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Mongolia – 0.1%
Mongolia Government International Bond,
3.50%, 7/7/27 (3)	$200	$178
Morocco – 0.4%
Morocco Government International Bond,
5.95%, 3/8/28 (3)	200	205
OCP S.A.,
5.13%, 6/23/51 (3)	400	305
		510
Mozambique – 0.1%
Mozambique International Bond,
9.00%, 9/15/31 (3)	200	171
Nigeria – 1.2%
Access Bank PLC,
6.13%, 9/21/26 (2)	125	112
IHS Netherlands Holdco B.V.,
8.00%, 9/18/27 (3)	250	223
8.00%, 9/18/27 (2)	200	178
Nigeria Government International Bond,
7.14%, 2/23/30 (3)	420	379
7.70%, 2/23/38 (3)	200	165
7.63%, 11/28/47 (3)	250	199
8.25%, 9/28/51 (3)	200	165
SEPLAT Energy PLC,
7.75%, 4/1/26 (2)	100	91
		1,512
Oman – 1.2%
Oman Government International Bond,
6.75%, 10/28/27 (3)	200	211
5.63%, 1/17/28 (3)	400	408
6.00%, 8/1/29 (3)	200	208
6.75%, 1/17/48 (3)	711	746
		1,573
Pakistan – 0.3%
Pakistan Government International Bond,
7.38%, 4/8/31 (3)	250	153
8.88%, 4/8/51 (3)	390	237
		390
Panama – 0.6%
Panama Government International Bond,
3.88%, 3/17/28	325	299
9.38%, 4/1/29	23	26
6.70%, 1/26/36	28	28

NORTHERN FUNDS QUARTERLY REPORT     196    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Panama – 0.6%continued
4.30%, 4/29/53	$200	$134
4.50%, 4/1/56	200	134
3.87%, 7/23/60	240	143
		764
Paraguay – 0.5%
Paraguay Government International Bond,
5.00%, 4/15/26 (3)	250	248
5.40%, 3/30/50 (3)	400	355
		603
Peru – 2.6%
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 9/18/33 (2)	315	345
Intercorp Peru Ltd.,
3.88%, 8/15/29 (3)	200	173
Lima Metro Line 2 Finance Ltd.,
5.88%, 7/5/34 (3)	277	274
Peru Government Bond,
5.94%, 2/12/29 (PEN)	351	95
6.15%, 8/12/32 (PEN)	2,323	614
7.30%, 8/12/33 (PEN)	174	49
5.40%, 8/12/34 (PEN)	2,566	627
Peruvian Government International Bond,
7.35%, 7/21/25	100	103
2.78%, 1/23/31	250	218
1.86%, 12/1/32	288	226
8.75%, 11/21/33	70	88
3.30%, 3/11/41	92	71
5.63%, 11/18/50	58	60
2.78%, 12/1/60	31	19
3.23%, 7/28/21 (13)	300	186
Petroleos del Peru S.A.,
5.63%, 6/19/47 (3)	485	297
		3,445
Philippines – 0.7%
Philippine Government International Bond,
10.63%, 3/16/25	28	30
3.75%, 1/14/29	400	385
9.50%, 2/2/30	23	29
7.75%, 1/14/31	100	119
6.38%, 10/23/34	100	113
3.95%, 1/20/40	200	180
		856
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Poland – 2.9%
Bank Gospodarstwa Krajowego,
0.38%, 10/13/28 (EUR)(3)	$250	$237
6.25%, 10/31/28 (2)	400	422
5.38%, 5/22/33 (2)	170	172
Republic of Poland Government Bond,
2.50%, 4/25/24 (PLN)	135	34
2.25%, 10/25/24 (PLN)	465	116
2.50%, 7/25/26 (PLN)	1,402	336
0.25%, 10/25/26 (PLN)	62	14
3.75%, 5/25/27 (PLN)	338	83
2.50%, 7/25/27 (PLN)	1,350	317
2.75%, 4/25/28 (PLN)	1,100	256
7.50%, 7/25/28 (PLN)	838	234
2.75%, 10/25/29 (PLN)	1,071	243
1.75%, 4/25/32 (PLN)	333	66
6.00%, 10/25/33 (PLN)	3,619	976
Republic of Poland Government International Bond,
5.50%, 11/16/27	57	59
4.88%, 10/4/33	67	68
5.50%, 4/4/53	190	198
		3,831
Qatar – 1.5%
Qatar Government International Bond,
4.00%, 3/14/29 (3)	775	770
5.10%, 4/23/48 (3)	625	634
4.82%, 3/14/49 (3)	200	195
4.40%, 4/16/50 (3)	200	185
QatarEnergy,
3.13%, 7/12/41 (3)	200	154
		1,938
Romania – 2.0%
Romania Government Bond,
8.75%, 10/30/28 (RON)	2,050	502
8.00%, 4/29/30 (RON)	80	19
4.15%, 10/24/30 (RON)	835	165
7.35%, 4/28/31 (RON)	535	127
6.70%, 2/25/32 (RON)	70	16
8.25%, 9/29/32 (RON)	1,085	273
4.75%, 10/11/34 (RON)	2,070	406
7.90%, 2/24/38 (RON)	205	53
Romanian Government International Bond,
3.00%, 2/27/27 (3)	28	26

FIXED INCOME FUNDS    197    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Romania – 2.0%continued
1.75%, 7/13/30 (EUR)(3)	$300	$268
3.00%, 2/14/31 (3)	20	17
3.63%, 3/27/32 (3)	118	102
7.13%, 1/17/33 (3)	28	30
2.00%, 4/14/33 (EUR)(3)	400	332
2.88%, 4/13/42 (EUR)(3)	275	206
6.13%, 1/22/44 (3)	18	18
4.00%, 2/14/51 (3)	150	109
		2,669
Saudi Arabia – 2.1%
EIG Pearl Holdings S.a.r.l.,
3.55%, 8/31/36 (2)	200	174
Gaci First Investment Co.,
5.25%, 10/13/32 (3)	200	208
5.13%, 2/14/53 (3)	500	454
Greensaif Pipelines Bidco S.a.r.l.,
6.13%, 2/23/38 (2)	300	313
SA Global Sukuk Ltd.,
0.95%, 6/17/24 (2)	100	98
Saudi Government International Bond,
4.75%, 1/18/28 (3)	200	202
2.25%, 2/2/33 (3)	500	415
4.63%, 10/4/47 (3)	200	180
5.00%, 4/17/49 (3)	200	189
5.25%, 1/16/50 (3)	235	231
3.75%, 1/21/55 (3)	200	153
3.45%, 2/2/61 (3)	200	141
		2,758
Senegal – 0.1%
Senegal Government International Bond,
5.38%, 6/8/37 (EUR)(3)	150	123
Serbia – 0.3%
Serbia International Bond,
1.50%, 6/26/29 (EUR)(3)	425	397
Singapore – 0.2%
United Overseas Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 3.75%, 4/15/29 (3) (10)	200	199
South Africa – 3.9%
Eskom Holdings SOC Ltd.,
4.31%, 7/23/27 (3)	400	375
Liquid Telecommunications Financing PLC,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
South Africa – 3.9%continued
5.50%, 9/4/26 (2)	$150	$87
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	1,714	98
8.00%, 1/31/30 (ZAR)	6,600	333
7.00%, 2/28/31 (ZAR)	3,649	167
8.25%, 3/31/32 (ZAR)	31,411	1,504
8.88%, 2/28/35 (ZAR)	16,746	774
6.25%, 3/31/36 (ZAR)	1,288	46
8.50%, 1/31/37 (ZAR)	11,000	471
8.75%, 1/31/44 (ZAR)	2,616	106
8.75%, 2/28/48 (ZAR)	4,700	190
Republic of South Africa Government International Bond,
4.30%, 10/12/28	200	187
5.88%, 4/20/32	200	189
5.75%, 9/30/49	200	159
Sasol Financing U.S.A. LLC,
8.75%, 5/3/29 (2)	160	163
5.50%, 3/18/31	325	274
		5,123
South Korea – 1.7%
Hana Bank,
4.38%, 9/30/24 (2)	200	198
Hyundai Capital Services, Inc.,
1.25%, 2/8/26 (3)	200	184
Kookmin Bank,
4.63%, 4/21/28 (2)	200	199
Korea Electric Power Corp.,
5.38%, 4/6/26 (2)	200	202
Korea Treasury Bond,
3.25%, 6/10/33 (KRW)	516,080	402
Kyobo Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/27 (10) (11) (14)	220	217
POSCO,
4.38%, 8/4/25 (2)	310	305
Shinhan Bank Co. Ltd.,
3.88%, 3/24/26 (2)	300	289
Tongyang Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.98%), 5.25%, 9/22/25 (3) (10) (11)	200	184
		2,180

NORTHERN FUNDS QUARTERLY REPORT     198    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Sri Lanka – 0.3%
Sri Lanka Government International Bond,
6.20%, 5/11/27 (3) (6)	$700	$351
Tanzania, United Republic of – 0.2%
HTA Group Ltd.,
7.00%, 12/18/25 (3)	275	271
Thailand – 3.7%
Bangkok Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (2) (10)	500	420
GC Treasury Center Co. Ltd.,
4.40%, 3/30/32 (2)	200	182
Thailand Government Bond,
0.75%, 9/17/24 (THB)	49,690	1,440
2.35%, 6/17/26 (THB)	9,050	266
2.13%, 12/17/26 (THB)	17,613	513
2.88%, 12/17/28 (THB)	732	22
2.40%, 3/17/29 (THB)	2,974	87
1.60%, 12/17/29 (THB)	11,700	325
2.00%, 12/17/31 (THB)	2,048	57
3.78%, 6/25/32 (THB)	16,911	536
1.59%, 12/17/35 (THB)	4,943	128
3.30%, 6/17/38 (THB)	27,092	829
2.00%, 6/17/42 (THB)	1,877	47
2.88%, 6/17/46 (THB)	1,194	32
3.60%, 6/17/67 (THB)	598	17
		4,901
Tunisia – 0.1%
Tunisian Republic,
6.38%, 7/15/26 (EUR)(3)	100	77
Turkey – 3.0%
Akbank TAS,
6.80%, 2/6/26 (3)	200	201
Aydem Yenilenebilir Energy A.S.,
7.75%, 2/2/27 (3)	240	220
Hazine Mustesarligi Varlik Kiralama A.S.,
8.51%, 1/14/29 (2)	200	212
Istanbul Metropolitan Municipality,
10.50%, 12/6/28 (2)	200	212
KOC Holding A.S.,
6.50%, 3/11/25 (2)	175	174
TAV Havalimanlari Holding A.S.,
8.50%, 12/7/28 (2)	200	204
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Turkey – 3.0%continued
Turk Telekomunikasyon A.S.,
6.88%, 2/28/25 (3)	$200	$198
Turkcell Iletisim Hizmetleri A.S.,
5.80%, 4/11/28 (3)	200	190
Turkiye Government Bond,
12.60%, 10/1/25 (TRY)	7,414	180
31.08%, 11/8/28 (TRY)	1,581	59
26.20%, 10/5/33 (TRY)	5,000	177
Turkiye Government International Bond,
4.88%, 4/16/43	900	655
5.75%, 5/11/47	200	156
Turkiye Ihracat Kredi Bankasi A.S.,
9.00%, 1/28/27 (2)	100	104
Turkiye Sinai Kalkinma Bankasi A.S.,
9.38%, 10/19/28 (2)	200	215
Ulker Biskuvi Sanayi A.S.,
6.95%, 10/30/25 (3)	200	197
WE Soda Investments Holding PLC,
9.50%, 10/6/28 (2)	235	242
Yapi ve Kredi Bankasi A.S.,
9.25%, 10/16/28 (2)	305	323
		3,919
Ukraine – 0.7%
Metinvest B.V.,
7.75%, 10/17/29 (2)	325	196
MHP Lux S.A.,
6.95%, 4/3/26 (3) (6)	200	155
State Agency of Roads of Ukraine,
6.25%, 6/24/30 (3) (7)	200	52
Ukraine Government International Bond,
15.84%, 2/26/25 (UAH)(3) (7)	8,000	176
7.75%, 9/1/28 (3) (6) (7)	150	42
6.88%, 5/21/31 (3) (6) (7)	200	47
VF Ukraine PAT via VFU Funding PLC,
6.20%, 2/11/25 (3)	400	313
		981
United Arab Emirates – 1.6%
Abu Dhabi Government International Bond,
4.13%, 10/11/47 (3)	450	394
3.13%, 9/30/49 (3)	800	590
2.70%, 9/2/70 (3)	200	127
DP World Crescent Ltd.,
5.50%, 9/13/33 (3)	200	205

FIXED INCOME FUNDS    199    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
United Arab Emirates – 1.6%continued
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (2)	$129	$122
3.25%, 9/30/40 (3)	400	315
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)	8,000	96
International Finance Corp.,
16.00%, 2/21/25 (UZS)	1,000,000	81
Sweihan PV Power Co. PJSC,
3.63%, 1/31/49 (2)	243	199
		2,129
United Kingdom – 1.0%
CK Hutchison International 23 Ltd.,
4.88%, 4/21/33 (2)	200	201
HSBC Holdings PLC,
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34 (10)	225	247
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (2) (10)	405	411
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.19%, 7/6/27 (2) (10)	200	203
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.58%), 6.30%, 7/6/34 (2) (10)	300	316
		1,378
Uruguay – 0.6%
Uruguay Government International Bond,
4.38%, 12/15/28 (UYU)	241	16
8.25%, 5/21/31 (UYU)	2,618	62
7.88%, 1/15/33 (8)	78	95
9.75%, 7/20/33 (UYU)	6,840	176
5.75%, 10/28/34	86	93
7.63%, 3/21/36	58	72
3.88%, 7/2/40 (UYU)	816	28
4.13%, 11/20/45	47	43
5.10%, 6/18/50	48	48
4.98%, 4/20/55	108	106
		739
Uzbekistan – 0.9%
Republic of Uzbekistan International Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.8%continued
Uzbekistan – 0.9%continued
14.00%, 7/19/24 (UZS)(3)	$2,600,000	$211
16.25%, 10/12/26 (UZS)(2)	2,500,000	202
3.70%, 11/25/30 (3)	630	531
Uzauto Motors AJ,
4.85%, 5/4/26 (2)	225	199
		1,143
Venezuela – 1.8%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (3) (6) (7)	1,480	1,184
9.00%, 11/17/21 (3) (6) (7)	172	19
12.75%, 2/17/22 (3) (6) (7)	92	12
5.38%, 4/12/27 (3) (6) (7)	77	8
9.75%, 5/17/35 (3) (6) (7)	222	28
Venezuela Government International Bond,
7.75%, 10/13/19 (3) (6) (7)	72	10
12.75%, 8/23/22 (3) (6) (7)	151	24
9.00%, 5/7/23 (3) (6) (7)	62	9
11.75%, 9/29/24 (3) (6) (7)	1,815	341
8.25%, 10/13/24 (3) (6) (7)	141	21
9.25%, 9/15/27 (6) (7)	1,757	328
9.25%, 5/7/28 (3) (6) (7)	102	17
11.95%, 8/5/31 (3) (6) (7)	2,231	418
		2,419
Vietnam – 0.5%
Mong Duong Finance Holdings B.V.,
5.13%, 5/7/29 (2)	231	214
Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (3)	550	481
		695
Zambia – 0.7%
First Quantum Minerals Ltd.,
8.63%, 6/1/31 (2)	665	564
Zambia Government International Bond,
5.38%, 9/20/22 (3) (6) (7)	400	225
8.50%, 4/14/24 (3) (6)	200	125
		914
Total Foreign Issuer Bonds
(Cost $127,364)		121,759

NORTHERN FUNDS QUARTERLY REPORT     200    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (15) (16)	$4,103	$4,103
U.S. Treasury Bills,
5.26%, 1/16/24(17)	38	38
5.06%, 7/11/24(17)	1,360	1,326
Total Short-Term Investments
(Cost $5,464)		5,467

Total Investments – 98.0%
(Cost $134,159)		128,569
Other Assets less Liabilities – 2.0%		2,676
Net Assets – 100.0%		$131,245

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	Step coupon bond. Rate as of December 31, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $3,234,000 or 2.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CFLD Cayman Investment Ltd., 2.50%, 1/31/31	1/31/23	$26
Fantasia Holdings Group Co. Ltd., 15.00%, 12/18/21	10/4/21	149
Fantasia Holdings Group Co. Ltd., 7.95%, 7/5/22	11/12/21	104
Fantasia Holdings Group Co. Ltd., 12.25%, 10/18/22	3/15/21	203
Fantasia Holdings Group Co. Ltd., 10.88%, 1/9/23	6/26/20	202
Kaisa Group Holdings Ltd., 8.50%, 6/30/22	8/13/21	197
Kaisa Group Holdings Ltd., 11.95%, 10/22/22	9/23/21	183
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Kaisa Group Holdings Ltd., 11.50%, 1/30/23	4/16/20	$197
Kaisa Group Holdings Ltd., 10.88%, 7/23/23	1/22/20	205
Lebanon Government International Bond, 6.38%, 3/9/20	11/18/19-2/18/20	67
Lebanon Government International Bond, 5.80%, 4/14/20	11/20/19-2/19/20	63
Lebanon Government International Bond, 8.25%, 4/12/21	9/12/19-12/5/19	86
Lebanon Government International Bond, 6.10%, 10/4/22	7/4/19-3/6/20	189
Lebanon Government International Bond, 6.00%, 1/27/23	11/26/19	25
Oi S.A., 14.00%, 9/7/24	4/21/23-12/15/23	113
Oi S.A., 14.00%, 9/7/24	9/15/23-12/15/23	1
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Shimao Group Holdings Ltd., 4.75%, 7/3/22	8/11/22	18
State Agency of Roads of Ukraine, 6.25%, 6/24/30	6/17/21	200
Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303
Ukraine Government International Bond, 7.75%, 9/1/28	1/5/21	165
Ukraine Government International Bond, 6.88%, 5/21/31	6/18/21	206
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 11.75%, 9/29/24	10/25/23-12/11/23	221
Venezuela Government International Bond, 11.75%, 9/29/24	3/3/17-11/13/17	333
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63

FIXED INCOME FUNDS    201    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	$84
Venezuela Government International Bond, 9.25%, 9/15/27	10/25/23-12/8/23	308
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-12/8/23	699
Yuzhou Group Holdings Co. Ltd., 8.50%, 2/4/23	11/8/21	102
Yuzhou Group Holdings Co. Ltd., 9.95%, 6/8/23	11/17/21	114
Yuzhou Group Holdings Co. Ltd., 6.00%, 10/25/23	5/18/22	31
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	4/15/21	165
Zambia Government International Bond, 5.38%, 9/20/22	8/30/19-10/29/20	269
Zhenro Properties Group Ltd., 8.00%, 3/6/23	2/13/23	13
Zhenro Properties Group Ltd., 8.30%, 9/15/23	11/23/21	156

(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(11)	Perpetual bond. Maturity date represents next call date.
(12)	Century bond maturing in 2110.
(13)	Century bond maturing in 2121.
(14)	Restricted security.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2023 is disclosed.
(17)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

1Y – 1 Year

5Y – 5 Year

CIB – Corporate and Investment Bank

CMT – Constant Maturity

SOFR – Secured Overnight Financing Rate

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     202    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	December 31, 2023 (UNAUDITED)
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Merrill Lynch	United States Dollar	73	Hungarian Forint	29,129	1/12/24	$11
Subtotal Appreciation						11
Merrill Lynch	Hungarian Forint	29,129	United States Dollar	75	1/12/24	(9)
Morgan Stanley	Egyptian Pound	434	United States Dollar	12	1/16/24	(1)
Morgan Stanley	United States Dollar	13	Egyptian Pound	434	1/16/24	—*
Standard Chartered Bank	Euro	359	United States Dollar	391	1/10/24	(5)
Standard Chartered Bank	Euro	2,900	United States Dollar	3,114	1/11/24	(89)
Subtotal Depreciation						(104)
Total						$(93)

*	Amount rounds to less than one thousand.
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	63.8%
All other currencies less than 5%	34.2
Total Investments	98.0
Other Assets less Liabilities	2.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate bonds	$—	$1,343	$—	$1,343
Foreign Issuer Bonds:
Brazil	—	8,229	1	8,230
All Other Countries(1)	—	113,529	—	113,529
Total Foreign Issuer Bonds	—	121,758	1	121,759
Investment Companies	4,103	—	—	4,103
Short-Term Investments	—	1,364	—	1,364
Total Investments	$4,103	$124,465	$1	$128,569
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$11	$—	$11
Liabilities
Forward Foreign Currency Exchange Contracts	—	(104)	—	(104)
Total Other Financial Instruments	$—	$(93)	$—	$(93)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,597	$64,310	$65,804	$231	$4,103	$4,103,000
FIXED INCOME FUNDS    203    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.2%
Electric Utilities – 0.2%
NextEra Energy Partners L.P.,
0.00%, 11/15/25 (1) (2)	$48	$42
2.50%, 6/15/26 (1)	48	43
PG&E Corp.,
4.25%, 12/1/27 (1)	203	213
		298
Oil & Gas Producers – 0.0%
Gulfport Energy Corp.,
10.00%, (100% Cash), 2/26/24(1) (3) (4) (5) (6) (7)	—	39
Total Convertible Bonds
(Cost $290)		337

CORPORATE BONDS – 78.1%
Advertising & Marketing – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	266	257
4.25%, 1/15/29 (1)	169	153
4.63%, 3/15/30 (1)	74	66
7.38%, 2/15/31 (1)	71	75
		551
Aerospace & Defense – 2.2%
Howmet Aerospace, Inc.,
5.95%, 2/1/37	75	78
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	75	66
9.38%, 11/30/29 (1)	281	308
9.75%, 11/15/30 (1)	227	244
TransDigm, Inc.,
6.25%, 3/15/26 (1)	270	270
7.50%, 3/15/27	100	100
5.50%, 11/15/27	450	441
6.75%, 8/15/28 (1)	811	830
4.63%, 1/15/29	100	94
4.88%, 5/1/29	1,150	1,075
6.88%, 12/15/30 (1)	280	288
7.13%, 12/1/31 (1)	297	311
Triumph Group, Inc.,
7.75%, 8/15/25	50	50
9.00%, 3/15/28 (1)	392	417
		4,572
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Apparel & Textile Products – 0.1%
Crocs, Inc.,
4.25%, 3/15/29 (1)	$25	$22
4.13%, 8/15/31 (1)	122	103
Hanesbrands, Inc.,
4.88%, 5/15/26 (1)	35	34
9.00%, 2/15/31 (1)	25	24
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	23
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	82	71
		277
Asset Management – 1.9%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	74
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	26
Ares Capital Corp.,
7.00%, 1/15/27	35	36
Blue Owl Capital Corp.,
3.75%, 7/22/25	85	81
Blue Owl Capital Corp. II,
8.45%, 11/15/26 (1)	35	36
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	116	120
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	91
5.00%, 1/15/32 (1)	25	23
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	209	199
5.25%, 5/15/27	385	347
9.75%, 1/15/29 (1)	121	124
4.38%, 2/1/29	47	39
NFP Corp.,
4.88%, 8/15/28 (1)	203	201
6.88%, 8/15/28 (1)	2,137	2,172
7.50%, 10/1/30 (1)	99	105
8.50%, 10/1/31 (1)	343	371
		4,045
Automotive – 2.1%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	26

NORTHERN FUNDS QUARTERLY REPORT     204    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Automotive – 2.1%continued
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	$639	$641
6.75%, 5/15/28 (1)	128	131
Dana, Inc.,
4.50%, 2/15/32	25	22
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,325	1,195
Ford Motor Co.,
3.25%, 2/12/32	81	67
6.10%, 8/19/32	139	140
4.75%, 1/15/43	75	62
5.29%, 12/8/46	200	177
Ford Motor Credit Co. LLC,
6.80%, 5/12/28	200	209
5.11%, 5/3/29	400	389
7.35%, 3/6/30	200	215
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	75	76
7.00%, 3/15/28	25	25
5.00%, 7/15/29	72	68
5.25%, 4/30/31	25	23
5.25%, 7/15/31 (1)	100	91
5.63%, 4/30/33	50	45
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	51
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	690
Tenneco, Inc.,
8.00%, 11/17/28 (1)	6	5
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	25	8
		4,356
Banking – 0.3%
Bank of America Corp.,
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (5) (8)	75	72
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (5) (8)	75	70
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 3.59%), 6.13%, 4/30/24 (5) (8)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Banking – 0.3%continued
(Variable, CME Term SOFR 3M + 3.56%), 8.94%, 5/1/24 (5) (9)	$50	$50
(Variable, CME Term SOFR 3M + 3.59%), 6.10%, 10/1/24 (5) (8)	25	25
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (5) (8)	25	24
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (5) (8)	125	116
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.63%, 9/15/28 (5) (8)	111	116
		523
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	44
Biotechnology & Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	150	83
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	100	91
9.00%, 12/15/25 (1)	75	70
6.13%, 2/1/27 (1)	50	34
7.00%, 1/15/28 (1)	25	11
5.00%, 1/30/28 (1)	75	34
7.25%, 5/30/29 (1)	50	23
5.25%, 1/30/30 (1)	75	35
5.25%, 2/15/31 (1)	50	21
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1) (10)	125	9
6.00%, 6/30/28 (1) (10)	16	1
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1) (11)	50	32
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	25	26
10.00%, 6/15/29 (1) (4) (10)	43	3
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	200	171

FIXED INCOME FUNDS    205    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Biotechnology & Pharmaceuticals – 0.4%continued
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	$50	$41
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (11)	111	71
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	24
3.75%, 4/1/31 (1)	25	22
		802
Cable & Satellite – 3.0%
Cable One, Inc.,
4.00%, 11/15/30 (1)	125	101
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	50	48
6.38%, 9/1/29 (1)	355	350
4.75%, 3/1/30 (1)	259	237
4.50%, 8/15/30 (1)	174	157
4.25%, 2/1/31 (1)	402	351
7.38%, 3/1/31 (1)	403	413
4.75%, 2/1/32 (1)	450	397
4.50%, 5/1/32	175	150
4.50%, 6/1/33 (1)	300	254
4.25%, 1/15/34 (1)	419	341
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	50	43
CSC Holdings LLC,
5.25%, 6/1/24	175	171
11.25%, 5/15/28 (1)	400	412
5.75%, 1/15/30 (1)	275	171
4.13%, 12/1/30 (1)	305	232
4.50%, 11/15/31 (1)	200	151
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	325	306
DISH DBS Corp.,
5.25%, 12/1/26 (1)	254	218
7.38%, 7/1/28	100	60
5.75%, 12/1/28 (1)	25	20
5.13%, 6/1/29	256	132
DISH Network Corp.,
11.75%, 11/15/27 (1)	513	537
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Cable & Satellite – 3.0%continued
GCI LLC,
4.75%, 10/15/28 (1)	$72	$67
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	49
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	33
6.50%, 9/15/28 (1)	58	28
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	291	273
5.00%, 8/1/27 (1)	302	291
4.00%, 7/15/28 (1)	150	139
3.88%, 9/1/31 (1)	200	171
		6,303
Chemicals – 1.6%
Ashland, Inc.,
3.38%, 9/1/31 (1)	7	6
Avient Corp.,
5.75%, 5/15/25 (1)	50	50
7.13%, 8/1/30 (1)	125	130
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.,
4.75%, 6/15/27 (1)	150	146
Celanese U.S. Holdings LLC,
6.70%, 11/15/33	30	33
Chemours (The) Co.,
5.38%, 5/15/27	25	24
5.75%, 11/15/28 (1)	166	158
4.63%, 11/15/29 (1)	93	82
Cornerstone Chemical Co.,
10.25%, 9/1/27 (1) (10)	25	21
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	356	328
HB Fuller Co.,
4.25%, 10/15/28	58	54
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	164
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	153	146

NORTHERN FUNDS QUARTERLY REPORT     206    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Chemicals – 1.6%continued
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	$75	$68
Iris Holdings, Inc.,
8.75%, (100% Cash), 2/15/26 (1) (6)	25	21
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	24
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	112	108
Olin Corp.,
5.63%, 8/1/29	125	123
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	212
6.25%, 10/1/29 (1)	200	178
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	75	24
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	75	70
6.63%, 5/1/29 (1)	370	345
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	160	139
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	29	25
5.13%, 4/1/29 (1)	100	41
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	89
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	50	52
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	72
5.63%, 8/15/29 (1)	411	363
7.38%, 3/1/31 (1)	153	153
		3,449
Commercial Support Services – 1.6%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	91	84
4.88%, 7/15/32 (1)	152	141
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	290	288
9.75%, 7/15/27 (1)	263	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Commercial Support Services – 1.6%continued
6.00%, 6/1/29 (1)	$325	$265
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	$525	$479
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	50	47
4.00%, 4/15/29 (1)	197	178
APX Group, Inc.,
6.75%, 2/15/27 (1)	51	51
5.75%, 7/15/29 (1)	124	116
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	120	116
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	82	83
Covanta Holding Corp.,
5.00%, 9/1/30	50	42
Korn Ferry,
4.63%, 12/15/27 (1)	73	70
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
5.00%, 2/1/26 (1)	115	115
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	5	5
6.25%, 1/15/28 (1)	157	156
Sotheby's,
7.38%, 10/15/27 (1)	200	193
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	23
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	100	97
Waste Pro U.S.A., Inc.,
5.50%, 2/15/26 (1)	439	422
Williams Scotsman, Inc.,
6.13%, 6/15/25 (1)	19	19
4.63%, 8/15/28 (1)	44	41
7.38%, 10/1/31 (1)	80	84
		3,373
Construction Materials – 1.5%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	131	127
6.38%, 6/15/30 (1)	133	134

FIXED INCOME FUNDS    207    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Construction Materials – 1.5%continued
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	$265	$272
Knife River Corp.,
7.75%, 5/1/31 (1)	25	27
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	94	90
9.75%, 7/15/28 (1)	116	116
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,290	1,258
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	251	247
8.88%, 11/15/31 (1)	181	190
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	161	157
4.75%, 1/15/28 (1)	32	31
4.38%, 7/15/30 (1)	196	180
3.38%, 1/15/31 (1)	35	30
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	48
7.25%, 1/15/31 (1)	136	143
		3,050
Consumer Services – 0.2%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	39
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	22
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	25
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	23
Service Corp. International,
3.38%, 8/15/30	25	22
4.00%, 5/15/31	283	253
		384
Containers & Packaging – 2.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 6/15/27 (1)	220	219
3.25%, 9/1/28 (1)	430	376
4.00%, 9/1/29 (1)	280	237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Containers & Packaging – 2.5%continued
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](12)	$100	$99
4.13%, 8/15/26 (1)	200	182
5.25%, 8/15/27 (1)	200	155
Ball Corp.,
6.88%, 3/15/28	75	78
6.00%, 6/15/29	75	77
3.13%, 9/15/31	136	117
Berry Global, Inc.,
4.50%, 2/15/26 (1)	25	24
4.88%, 7/15/26 (1)	50	49
5.63%, 7/15/27 (1)	25	25
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	100	98
8.75%, 4/15/30 (1)	181	169
Crown Americas LLC,
5.25%, 4/1/30	80	79
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	25	25
LABL, Inc.,
6.75%, 7/15/26 (1)	680	661
10.50%, 7/15/27 (1)	50	48
5.88%, 11/1/28 (1)	96	87
9.50%, 11/1/28 (1)	120	121
8.25%, 11/1/29 (1)	25	21
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26 (1)	736	749
9.25%, 4/15/27 (1)	40	39
OI European Group B.V.,
4.75%, 2/15/30 (1)	125	117
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	169	169
7.25%, 5/15/31 (1)	69	70
Sealed Air Corp.,
4.00%, 12/1/27 (1)	75	70
5.00%, 4/15/29 (1)	65	63
6.88%, 7/15/33 (1)	25	27
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	25	25
7.25%, 2/15/31 (1)	25	27

NORTHERN FUNDS QUARTERLY REPORT     208    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Containers & Packaging – 2.5%continued
Silgan Holdings, Inc.,
4.13%, 2/1/28	$25	$24
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	751	804
TriMas Corp.,
4.13%, 4/15/29 (1)	50	45
		5,176
Electric Utilities – 1.2%
Alexander Funding Trust II,
7.47%, 7/31/28 (1)	100	105
Calpine Corp.,
4.50%, 2/15/28 (1)	30	29
5.13%, 3/15/28	189	181
4.63%, 2/1/29 (1)	25	23
5.00%, 2/1/31 (1)	151	138
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	24
3.75%, 1/15/32 (1)	132	115
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (5) (8)	149	141
FirstEnergy Corp.,
2.65%, 3/1/30	11	9
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	22
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	66	63
7.25%, 1/15/29 (1)	40	42
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (5) (8)	168	175
3.38%, 2/15/29 (1)	25	22
3.88%, 2/15/32 (1)	50	43
7.00%, 3/15/33 (1)	125	132
Pacific Gas and Electric Co.,
6.95%, 3/15/34	105	116
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	67	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Electric Utilities – 1.2%continued
PG&E Corp.,
5.00%, 7/1/28	$100	$98
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	84	90
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	48
4.75%, 1/15/30 (1)	50	46
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (5) (8)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (5) (8)	204	201
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	50	49
5.00%, 7/31/27 (1)	50	49
4.38%, 5/1/29 (1)	75	70
7.75%, 10/15/31 (1)	249	259
6.95%, 10/15/33 (1)	55	58
		2,452
Electrical Equipment – 0.7%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	105	97
4.13%, 4/15/29 (1)	25	23
Emerald Debt Merger Sub LLC,
6.63%, 12/15/30 (1)	696	711
Sensata Technologies B.V.,
5.00%, 10/1/25 (1)	25	25
4.00%, 4/15/29 (1)	310	288
5.88%, 9/1/30 (1)	145	144
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	35	31
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	141	132
		1,464
Engineering & Construction – 0.4%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	117	109
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	421	445

FIXED INCOME FUNDS    209    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Engineering & Construction – 0.4%continued
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	$74	$69
IEA Energy Services LLC,
6.63%, 8/15/29 (1)	220	204
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	24
Pike Corp.,
8.63%, 1/31/31 (1)	46	48
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	22
		921
Entertainment Content – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	50	27
AMC Networks, Inc.,
4.75%, 8/1/25	25	24
4.25%, 2/15/29	125	96
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1) (10)	75	4
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	66	49
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	121	106
Sterling Entertainment Group LLC,
10.25%, 1/15/24 (3) (4)	1,110	1,084
TEGNA, Inc.,
4.63%, 3/15/28	75	70
5.00%, 9/15/29	50	46
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	150	149
8.00%, 8/15/28 (1)	202	208
4.50%, 5/1/29	175	157
7.38%, 6/30/30 (1)	196	195
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	138	119
5.39%, 3/15/62	88	76
WMG Acquisition Corp.,
3.88%, 7/15/30 (1)	25	23
3.00%, 2/15/31 (1)	25	21
		2,454
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Food – 1.2%
B&G Foods, Inc.,
5.25%, 4/1/25	$240	$236
8.00%, 9/15/28	79	83
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	104
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25 (1)	402	400
4.63%, 11/15/28 (1)	206	192
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	49
6.00%, 6/15/30 (1)	152	152
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	74
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	20
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30	50	49
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	75	69
4.38%, 1/31/32 (1)	214	195
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	18	18
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	26
Post Holdings, Inc.,
5.63%, 1/15/28 (1)	25	25
5.50%, 12/15/29 (1)	175	169
4.63%, 4/15/30 (1)	50	46
4.50%, 9/15/31 (1)	38	34
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	715	619
		2,560
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	38
Glatfelter Corp.,
4.75%, 11/15/29 (1)	25	18
		56

NORTHERN FUNDS QUARTERLY REPORT     210    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	$100	$99
5.75%, 5/20/27	50	49
9.38%, 6/1/28 (1)	72	74
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	150	147
5.88%, 4/1/29 (1)	100	94
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	23
		486
Health Care Facilities & Services – 4.9%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	126	124
5.00%, 4/15/29 (1)	50	48
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	178	154
Air Methods Corp.,
8.00%, 5/15/25 (1) (10)	50	1
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	20	19
3.13%, 2/15/29 (1)	128	112
3.50%, 4/1/30 (1)	63	55
Centene Corp.,
3.00%, 10/15/30	200	173
Charles River Laboratories International, Inc.,
4.25%, 5/1/28 (1)	44	42
3.75%, 3/15/29 (1)	50	46
4.00%, 3/15/31 (1)	25	23
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26 (1)	99	99
5.63%, 3/15/27 (1)	291	270
8.00%, 12/15/27 (1)	121	117
6.00%, 1/15/29 (1)	149	134
6.88%, 4/15/29 (1)	75	49
6.13%, 4/1/30 (1)	125	81
5.25%, 5/15/30 (1)	260	218
4.75%, 2/15/31 (1)	197	155
10.88%, 1/15/32 (1)	150	157
DaVita, Inc.,
4.63%, 6/1/30 (1)	125	109
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Health Care Facilities & Services – 4.9%continued
Encompass Health Corp.,
4.50%, 2/1/28	$79	$76
4.75%, 2/1/30	75	71
4.63%, 4/1/31	7	6
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	99	102
HCA, Inc.,
5.88%, 2/15/26	150	151
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	147	137
IQVIA, Inc.,
6.25%, 2/1/29 (1)	126	132
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (1)	72	67
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	18
9.88%, 8/15/30 (1)	115	116
11.00%, 10/15/30 (1)	196	206
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	50	41
ModivCare, Inc.,
5.88%, 11/15/25 (1)	89	88
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	99	94
3.88%, 11/15/30 (1)	75	67
3.88%, 5/15/32 (1)	210	184
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	1,593	1,440
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	66
6.63%, 4/1/30 (1)	50	48
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	87	85
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
9.75%, 12/1/26 (1)	22	22
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	50	40
Select Medical Corp.,
6.25%, 8/15/26 (1)	100	100
Star Parent, Inc.,
9.00%, 10/1/30	275	290
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	990	986

FIXED INCOME FUNDS    211    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Health Care Facilities & Services – 4.9%continued
10.00%, 4/15/27 (1)	$426	$430
Tenet Healthcare Corp.,
4.88%, 1/1/26	150	148
6.25%, 2/1/27	100	100
5.13%, 11/1/27	629	615
6.13%, 10/1/28	1,474	1,470
4.25%, 6/1/29	50	47
4.38%, 1/15/30	25	23
6.13%, 6/15/30	152	154
6.75%, 5/15/31 (1)	439	449
6.88%, 11/15/31	25	26
		10,281
Home & Office Products – 0.6%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	505	500
Newell Brands, Inc.,
5.20%, 4/1/26	225	222
6.38%, 9/15/27	25	25
6.63%, 9/15/29	50	50
6.38%, 4/1/36	50	46
6.50%, 4/1/46	25	21
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29	64	57
4.00%, 4/1/31	50	42
4.38%, 2/1/32	75	64
SWF Escrow Issuer Corp.,
6.50%, 10/1/29 (1)	41	29
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	174	157
3.88%, 10/15/31 (1)	50	42
		1,255
Home Construction – 0.7%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	17	17
9.25%, 10/15/28 (1)	75	76
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	48
4.63%, 8/1/29 (1)	50	44
4.63%, 4/1/30 (1)	50	45
Beazer Homes U.S.A., Inc.,
7.25%, 10/15/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Home Construction – 0.7%continued
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	$53	$54
Century Communities, Inc.,
3.88%, 8/15/29 (1)	100	91
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	20
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	79	83
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	24
5.00%, 3/1/28 (1)	50	48
Griffon Corp.,
5.75%, 3/1/28	100	98
KB Home,
7.25%, 7/15/30	150	155
4.00%, 6/15/31	25	22
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	81	86
4.00%, 7/15/29 (1)	25	22
Masonite International Corp.,
5.38%, 2/1/28 (1)	75	72
Meritage Homes Corp.,
6.00%, 6/1/25	47	47
3.88%, 4/15/29 (1)	75	69
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	22
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	50	50
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	47
4.75%, 4/1/29	25	23
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	49
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28 (1)	25	25
Toll Brothers Finance Corp.,
4.88%, 3/15/27	25	25
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	110	108

NORTHERN FUNDS QUARTERLY REPORT     212    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Home Construction – 0.7%continued
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	$50	$47
		1,567
Household Products – 0.3%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	23
4.13%, 4/30/31 (1)	124	110
Coty, Inc.,
5.00%, 4/15/26 (1)	25	25
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	140	144
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	74
4.13%, 4/1/29 (1)	50	45
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	25
Spectrum Brands, Inc.,
5.50%, 7/15/30 (1)	50	48
3.88%, 3/15/31 (1)	130	118
		612
Industrial Intermediate Products – 1.8%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	1,046	1,095
9.50%, 1/1/31 (1)	756	821
Enpro, Inc.,
5.75%, 10/15/26	82	81
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	$193	$173
New Star Metals, Inc.,
8.00%, 1/9/24 (3) (4)	1,429	1,420
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	69
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	23
		3,682
Industrial Support Services – 0.8%
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	50	48
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	110	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Industrial Support Services – 0.8%continued
4.75%, 10/15/29 (1)	$84	$79
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	208	201
Herc Holdings, Inc.,
5.50%, 7/15/27 (1)	165	163
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	138	128
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	75	38
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	84	73
United Rentals North America, Inc.,
4.88%, 1/15/28	25	24
6.00%, 12/15/29 (1)	459	466
5.25%, 1/15/30	125	123
4.00%, 7/15/30	100	92
3.88%, 2/15/31	100	91
3.75%, 1/15/32	50	45
		1,671
Institutional Financial Services – 0.2%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	225	190
3.63%, 10/1/31 (1)	150	116
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (5) (8)	50	48
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	93
		447
Insurance – 3.0%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	150	150
4.25%, 2/15/29 (1)	150	136
6.00%, 8/1/29 (1)	30	27
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	268	258
6.75%, 10/15/27 (1)	497	493
6.75%, 4/15/28 (1)	94	96
5.88%, 11/1/29 (1)	336	318
7.00%, 1/15/31 (1)	120	126

FIXED INCOME FUNDS    213    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Insurance – 3.0%continued
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	$155	$141
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	865	866
5.63%, 1/15/29 (1)	25	23
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	937	947
HUB International Ltd.,
7.00%, 5/1/26 (1)	2,010	2,018
7.25%, 6/15/30 (1)	408	431
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	75	75
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	120	111
USI, Inc./NY,
7.50%, 1/15/32 (1)	110	112
		6,328
Internet Media & Services – 0.7%
ANGI Group LLC,
3.88%, 8/15/28 (1)	82	69
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	23
6.13%, 12/1/28 (1)	320	277
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	73
3.50%, 3/1/29 (1)	169	154
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	49
4.63%, 6/1/28 (1)	50	48
4.13%, 8/1/30 (1)	50	45
3.63%, 10/1/31 (1)	49	42
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	18
Newfold Digital Holdings Group, Inc.,
11.75%, 10/15/28 (1)	30	32
6.00%, 2/15/29 (1)	25	19
Uber Technologies, Inc.,
8.00%, 11/1/26 (1)	125	127
7.50%, 9/15/27 (1)	75	78
6.25%, 1/15/28 (1)	75	75
4.50%, 8/15/29 (1)	269	257
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Internet Media & Services – 0.7%continued
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	$22	$20
		1,406
Leisure Facilities & Services – 7.2%
Affinity Interactive,
6.88%, 12/15/27 (1)	100	89
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1) (6)	142	123
5.88%, 11/15/26	25	16
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	871	800
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	96	90
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	75	75
8.13%, 7/1/27 (1)	95	97
4.63%, 10/15/29 (1)	471	425
7.00%, 2/15/30 (1)	376	385
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	50	50
Carnival Corp.,
7.63%, 3/1/26 (1)	237	241
5.75%, 3/1/27 (1)	745	727
6.65%, 1/15/28	50	48
4.00%, 8/1/28 (1)	67	62
6.00%, 5/1/29 (1)	445	428
7.00%, 8/15/29 (1)	67	70
10.50%, 6/1/30 (1)	175	191
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	522	568
Carnival PLC,
7.88%, 6/1/27	100	104
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	75	66
CCM Merger, Inc.,
6.38%, 5/1/26 (1)	32	31
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	24
Cedar Fair L.P.,
5.25%, 7/15/29	25	24

NORTHERN FUNDS QUARTERLY REPORT     214    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Leisure Facilities & Services – 7.2%continued
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	$58	$58
6.50%, 10/1/28	125	124
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	212	210
4.75%, 1/15/28 (1)	52	50
5.75%, 4/1/30 (1)	210	205
6.75%, 5/1/31 (1)	106	108
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	50	49
5.25%, 7/15/28 (1)	150	137
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	50	46
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	111	101
6.75%, 1/15/30 (1)	95	84
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	94
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	100	100
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	125	91
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	100	100
3.75%, 5/1/29 (1)	71	66
4.88%, 1/15/30	87	84
4.00%, 5/1/31 (1)	275	252
3.63%, 2/15/32 (1)	100	87
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	150	138
4.88%, 7/1/31 (1)	100	88
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	25
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	125	117
Life Time, Inc.,
5.75%, 1/15/26 (1)	250	248
8.00%, 4/15/26 (1)	257	259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Leisure Facilities & Services – 7.2%continued
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	$150	$152
7.50%, 9/1/31 (1)	83	87
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	62	64
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	105	104
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	104	103
6.50%, 5/15/27 (1)	194	197
4.75%, 10/15/27 (1)	178	171
MGM Resorts International,
5.50%, 4/15/27	83	82
4.75%, 10/15/28	50	48
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	98	91
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24 (1)	50	47
8.00%, 2/1/26 (1)	75	71
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	354	346
8.38%, 2/1/28 (1)	50	53
8.13%, 1/15/29 (1)	80	84
7.75%, 2/15/29 (1)	51	51
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	107	102
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	150	129
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	75	59
5.88%, 9/1/31 (1)	130	101
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	1,259	1,344
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	102	97
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	155	150
5.50%, 8/31/26 (1)	87	86
5.38%, 7/15/27 (1)	125	124
11.63%, 8/15/27 (1)	50	54

FIXED INCOME FUNDS    215    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Leisure Facilities & Services – 7.2%continued
7.50%, 10/15/27	$75	$79
3.70%, 3/15/28	75	69
5.50%, 4/1/28 (1)	242	239
8.25%, 1/15/29 (1)	76	81
9.25%, 1/15/29 (1)	100	108
7.25%, 1/15/30 (1)	52	54
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	201	190
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	70
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	24
7.25%, 5/15/31 (1)	280	281
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	150	150
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	24
4.63%, 12/1/31 (1)	152	137
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	76
4.63%, 3/1/30 (1)	50	45
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	75	75
5.88%, 9/15/27 (1)	240	232
7.00%, 2/15/29 (1)	13	13
9.13%, 7/15/31 (1)	367	391
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	101	98
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	100	96
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	54	51
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	74	74
5.25%, 5/15/27 (1)	50	49
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	293	277
7.13%, 2/15/31 (1)	115	120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Leisure Facilities & Services – 7.2%continued
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	$65	$63
4.63%, 1/31/32	50	47
5.38%, 4/1/32	100	98
		14,963
Leisure Products – 0.2%
Acushnet Co.,
7.38%, 10/15/28 (1)	47	49
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	75	65
Mattel, Inc.,
3.38%, 4/1/26 (1)	25	24
5.88%, 12/15/27 (1)	25	25
5.45%, 11/1/41	155	139
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	75	67
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	73
		442
Machinery – 1.0%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	83	83
GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28 (1)	31	24
Madison IAQ LLC,
4.13%, 6/30/28 (1)	59	54
5.88%, 6/30/29 (1)	955	842
Regal Rexnord Corp.,
6.05%, 2/15/26 (1)	25	25
6.05%, 4/15/28 (1)	248	251
6.30%, 2/15/30 (1)	25	26
6.40%, 4/15/33 (1)	77	80
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	420	420
Terex Corp.,
5.00%, 5/15/29 (1)	170	160
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	25	26
14.50%, 10/15/28 (1) (6)	76	63
		2,054

NORTHERN FUNDS QUARTERLY REPORT     216    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Medical Equipment & Devices – 0.9%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	$117	$113
3.88%, 11/1/29 (1)	340	309
Bausch & Lomb Escrow Corp.,
8.38%, 10/1/28 (1)	498	525
Garden Spinco Corp.,
8.63%, 7/20/30 (1)	75	80
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	290	262
5.25%, 10/1/29 (1)	556	524
Teleflex, Inc.,
4.25%, 6/1/28 (1)	43	41
		1,854
Metals & Mining – 1.7%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	135	141
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,940	1,877
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	23
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	25
Constellium S.E.,
5.88%, 2/15/26 (1)	250	248
3.75%, 4/15/29 (1)	250	227
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	75	69
4.50%, 6/1/31 (1)	277	239
Murray Energy Corp.,
12.00%, 4/15/24 (1) (3) (4) (10)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (3) (10) (13)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	262	247
4.75%, 1/30/30 (1)	170	160
3.88%, 8/15/31 (1)	229	202
		3,458
Oil & Gas Producers – 7.4%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	180	181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	$106	$109
5.75%, 3/1/27 (1)	174	173
Antero Resources Corp.,
5.38%, 3/1/30 (1)	50	48
Apache Corp.,
4.25%, 1/15/30	50	47
5.10%, 9/1/40	125	107
4.25%, 1/15/44	25	18
5.35%, 7/1/49	50	42
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/1/26 (1)	115	116
9.00%, 11/1/27 (1)	108	136
8.25%, 12/31/28 (1)	219	220
5.88%, 6/30/29 (1)	45	42
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	25	25
Buckeye Partners L.P.,
5.60%, 10/15/44	32	25
Callon Petroleum Co.,
6.38%, 7/1/26	11	11
8.00%, 8/1/28 (1)	260	266
7.50%, 6/15/30 (1)	218	220
Cheniere Energy Partners L.P.,
4.00%, 3/1/31	75	68
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	50
6.75%, 4/15/29 (1)	212	214
Chord Energy Corp.,
6.38%, 6/1/26 (1)	25	25
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	75
6.38%, 6/15/26 (1)	75	75
8.38%, 1/15/29 (1)	180	185
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	75	73
8.38%, 7/1/28 (1)	193	201
8.63%, 11/1/30 (1)	150	159
8.75%, 7/1/31 (1)	288	307
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	51	46

FIXED INCOME FUNDS    217    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
CNX Resources Corp.,
7.25%, 3/14/27 (1)	$55	$55
6.00%, 1/15/29 (1)	50	48
7.38%, 1/15/31 (1)	92	93
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	152	139
5.88%, 1/15/30 (1)	348	302
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	515	488
Crescent Energy Finance LLC,
7.25%, 5/1/26 (1)	154	155
9.25%, 2/15/28 (1)	221	229
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	150	146
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	25
7.13%, 6/1/28 (1)	50	47
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	113	104
4.38%, 6/15/31 (1)	50	45
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 9.67%, 1/22/24 (5) (9)	25	24
5.75%, 4/1/25	15	15
6.00%, 2/1/29 (1)	2	2
7.38%, 2/1/31 (1)	101	106
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	25
5.38%, 6/1/29	88	86
6.50%, 9/1/30 (1)	142	145
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	73
5.60%, 4/1/44	102	89
5.05%, 4/1/45	25	21
5.45%, 6/1/47	75	65
EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	25
6.00%, 7/1/25 (1)	25	25
7.50%, 6/1/27 (1)	75	77
6.50%, 7/1/27 (1)	50	51
5.50%, 7/15/28	75	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
4.50%, 1/15/29 (1)	$75	$71
7.50%, 6/1/30 (1)	50	54
4.75%, 1/15/31 (1)	50	47
6.50%, 7/15/48	75	77
EQT Corp.,
6.13%, 2/1/25	14	14
3.13%, 5/15/26 (1)	25	24
7.00%, 2/1/30	25	27
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	40	42
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	25	25
7.75%, 2/1/28	77	77
8.25%, 1/15/29	43	44
8.88%, 4/15/30	77	80
Gulfport Energy Corp.,
8.00%, 5/17/26 (14)	—	—
8.00%, 5/17/26 (1)	69	70
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	92	91
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	100	96
4.25%, 2/15/30 (1)	50	46
5.50%, 10/15/30 (1)	50	48
HF Sinclair Corp.,
6.38%, 4/15/27 (1)	75	76
5.00%, 2/1/28 (1)	25	24
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	70	70
5.75%, 2/1/29 (1)	81	78
6.00%, 4/15/30 (1)	52	50
6.00%, 2/1/31 (1)	100	96
8.38%, 11/1/33 (1)	278	294
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	75	74
8.88%, 7/15/28	141	148
ITT Holdings LLC,
6.50%, 8/1/29 (1)	192	170
Kinetik Holdings L.P.,
6.63%, 12/15/28 (1)	22	22
5.88%, 6/15/30 (1)	129	127

NORTHERN FUNDS QUARTERLY REPORT     218    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	$75	$73
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	75	77
Matador Resources Co.,
5.88%, 9/15/26	121	120
6.88%, 4/15/28 (1)	134	136
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	75	75
10.50%, 5/15/27 (1)	75	77
Murphy Oil Corp.,
5.88%, 12/1/27	13	13
6.38%, 7/15/28	59	59
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	75	71
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	23	23
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	335	338
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	478	484
8.75%, 6/15/31 (1)	99	103
NuStar Logistics L.P.,
6.00%, 6/1/26	25	25
6.38%, 10/1/30	50	50
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	125	121
7.88%, 9/15/30 (1)	135	137
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	100	99
7.75%, 2/15/26 (1)	36	37
6.88%, 4/1/27 (1)	109	109
8.00%, 4/15/27 (1)	82	85
5.88%, 7/1/29 (1)	298	291
9.88%, 7/15/31 (1)	78	87
7.00%, 1/15/32 (1)	207	213
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.75%, 2/5/24 (5) (9)	175	169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
Range Resources Corp.,
8.25%, 1/15/29	$75	$78
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	90	85
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	50	48
4.95%, 7/15/29 (1)	25	24
4.80%, 5/15/30 (1)	25	23
6.88%, 4/15/40 (1)	50	49
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	93	96
SM Energy Co.,
5.63%, 6/1/25	60	59
6.50%, 7/15/28	78	78
Southwestern Energy Co.,
5.70%, 1/23/25	14	14
8.38%, 9/15/28	25	26
5.38%, 2/1/29	90	88
5.38%, 3/15/30	50	49
4.75%, 2/1/32	50	46
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	75
7.00%, 9/15/28 (1)	100	103
4.50%, 4/30/30	50	46
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/1/25 (1)	50	50
6.00%, 3/1/27 (1)	5	5
5.50%, 1/15/28 (1)	25	24
6.00%, 12/31/30 (1)	115	107
6.00%, 9/1/31 (1)	50	46
Talos Production, Inc.,
12.00%, 1/15/26	25	26
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	75
4.13%, 8/15/31 (1)	100	88
3.88%, 11/1/33 (1)	469	398
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	406	410
9.50%, 2/1/29 (1)	629	665
8.38%, 6/1/31 (1)	426	426
9.88%, 2/1/32 (1)	488	508

FIXED INCOME FUNDS    219    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Producers – 7.4%continued
Vital Energy, Inc.,
10.13%, 1/15/28	$119	$122
7.75%, 7/31/29 (1)	50	48
9.75%, 10/15/30	135	140
Western Midstream Operating L.P.,
5.45%, 4/1/44	58	53
5.25%, 2/1/50	147	132
		15,587
Oil & Gas Services & Equipment – 1.9%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	54	54
6.25%, 4/1/28 (1)	419	413
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	75	72
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	82	84
Global Marine, Inc.,
7.00%, 6/1/28	75	65
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	75	79
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	95	91
7.50%, 1/15/28 (1)	54	47
Nabors Industries, Inc.,
5.75%, 2/1/25	300	300
7.38%, 5/15/27 (1)	73	71
9.13%, 1/31/30 (1)	66	66
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	44
Noble Finance II LLC,
8.00%, 4/15/30 (1)	103	107
Oceaneering International, Inc.,
6.00%, 2/1/28 (1)	18	17
Patterson-UTI Energy, Inc.,
7.15%, 10/1/33	25	26
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	75	76
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	57	58
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	75	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Oil & Gas Services & Equipment – 1.9%continued
Transocean, Inc.,
7.25%, 11/1/25 (1)	$75	$74
7.50%, 1/15/26	170	167
11.50%, 1/30/27 (1)	215	225
8.00%, 2/1/27 (1)	166	162
8.75%, 2/15/30 (1)	291	304
7.50%, 4/15/31	100	88
6.80%, 3/15/38	75	60
9.35%, 12/15/41	50	45
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	244	243
6.88%, 9/1/27	91	90
Valaris Ltd.,
8.38%, 4/30/30 (1)	311	319
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	33	34
8.63%, 4/30/30 (1)	388	405
		3,964
Publishing & Broadcasting – 1.4%
Audacy Capital Corp.,
6.75%, 3/31/29 (1) (13)	25	—
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	270	258
7.75%, 4/15/28 (1)	158	136
9.00%, 9/15/28 (1)	765	798
7.50%, 6/1/29 (1)	236	196
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	75	57
Gray Television, Inc.,
5.88%, 7/15/26 (1)	40	39
7.00%, 5/15/27 (1)	80	76
4.75%, 10/15/30 (1)	150	113
iHeartCommunications, Inc.,
6.38%, 5/1/26	22	19
8.38%, 5/1/27	75	49
5.25%, 8/15/27 (1)	100	79
Lamar Media Corp.,
4.00%, 2/15/30	58	53
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	50	47

NORTHERN FUNDS QUARTERLY REPORT     220    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Publishing & Broadcasting – 1.4%continued
News Corp.,
3.88%, 5/15/29 (1)	$125	$115
5.13%, 2/15/32 (1)	200	190
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	94	91
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	705	517
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	22
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	45
5.50%, 3/1/30 (1)	25	19
4.13%, 12/1/30 (1)	91	64
		2,983
Real Estate Investment Trusts – 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	42	38
Diversified Healthcare Trust,
9.75%, 6/15/25	38	37
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	95	80
6.75%, 12/1/33	40	43
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	124	117
8.00%, 6/15/27 (1)	77	80
3.75%, 9/15/30 (1)	25	21
Highwoods Realty L.P.,
7.65%, 2/1/34	15	16
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	276	252
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	50	49
5.25%, 3/15/28 (1)	50	49
5.00%, 7/15/28 (1)	25	24
7.00%, 2/15/29 (1)	173	178
4.88%, 9/15/29 (1)	50	47
5.25%, 7/15/30 (1)	125	119
4.50%, 2/15/31 (1)	100	91
5.63%, 7/15/32 (1)	42	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Real Estate Investment Trusts – 2.2%continued
MPT Operating Partnership L.P./MPT Finance Corp.,
2.50%, 3/24/26 [GBP]	$100	$104
5.25%, 8/1/26	108	97
5.00%, 10/15/27	175	143
4.63%, 8/1/29	208	150
3.50%, 3/15/31	100	62
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	75	75
5.88%, 10/1/28 (1)	75	74
4.88%, 5/15/29 (1)	75	69
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	115	111
7.25%, 7/15/28 (1)	99	103
4.50%, 2/15/29 (1)	93	86
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	71
4.00%, 9/15/29 (1)	218	196
SBA Communications Corp.,
3.88%, 2/15/27	87	84
3.13%, 2/1/29	197	177
Service Properties Trust,
5.25%, 2/15/26	50	49
4.75%, 10/1/26	100	93
4.95%, 10/1/29	150	124
8.63%, 11/15/31 (1)	318	333
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	17
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	359	364
4.75%, 4/15/28 (1)	50	43
6.50%, 2/15/29 (1)	25	18
VICI Properties L.P.,
5.63%, 5/15/52	51	49
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	50	48
5.75%, 2/1/27 (1)	50	50
3.75%, 2/15/27 (1)	25	24
4.50%, 1/15/28 (1)	50	48

FIXED INCOME FUNDS    221    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Real Estate Investment Trusts – 2.2%continued
4.63%, 12/1/29 (1)	$338	$319
4.13%, 8/15/30 (1)	140	128
XHR L.P.,
6.38%, 8/15/25 (1)	50	50
4.88%, 6/1/29 (1)	50	46
		4,686
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	50	52
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	150	144
4.13%, 2/1/29 (1)	50	45
4.38%, 2/1/31 (1)	82	71
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	20
		332
Real Estate Services – 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	109	101
7.00%, 4/15/30	115	106
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	109	109
8.88%, 9/1/31 (1)	107	113
		429
Retail - Consumer Staples – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	71
7.50%, 3/15/26 (1)	25	26
4.63%, 1/15/27 (1)	104	101
6.50%, 2/15/28 (1)	190	192
3.50%, 3/15/29 (1)	174	158
4.88%, 2/15/30 (1)	163	156
Arko Corp.,
5.13%, 11/15/29 (1)	25	22
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	88
Rite Aid Corp.,
8.00%, 11/15/26 (1) (10)	75	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Retail - Consumer Staples – 0.5%continued
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	$100	$100
Walgreens Boots Alliance, Inc.,
3.20%, 4/15/30	7	6
4.80%, 11/18/44	23	19
4.10%, 4/15/50	35	25
		1,017
Retail - Discretionary – 2.9%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	50	51
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	24
3.88%, 11/15/29 (1)	48	43
Asbury Automotive Group, Inc.,
4.50%, 3/1/28	4	4
4.63%, 11/15/29 (1)	25	23
4.75%, 3/1/30	25	23
5.00%, 2/15/32 (1)	10	9
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	48
4.75%, 4/1/28 (1)	100	92
8.00%, 2/15/31 (1)	72	72
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	16
6.63%, 10/1/30 (1)	175	179
6.75%, 7/1/36	100	101
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (6)	25	23
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	50	48
4.13%, 5/15/29 (1)	25	23
6.50%, 8/1/30 (1)	170	174
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	100	97
4.25%, 2/1/32 (1)	225	203
6.38%, 6/15/32 (1)	100	102
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	21	22
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	22

NORTHERN FUNDS QUARTERLY REPORT     222    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Retail - Discretionary – 2.9%continued
Gap (The), Inc.,
3.63%, 10/1/29 (1)	$25	$21
3.88%, 10/1/31 (1)	25	21
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	108	99
Hertz (The) Corp.,
4.63%, 12/1/26 (1)	25	22
5.00%, 12/1/29 (1)	175	144
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	24
Kohl's Corp.,
4.63%, 5/1/31	25	20
5.55%, 7/17/45	25	17
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	45
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	234	217
8.25%, 8/1/31 (1)	88	92
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	120
3.88%, 6/1/29 (1)	50	45
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	100	96
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	48
4.50%, 12/15/34	50	40
5.13%, 1/15/42	150	117
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	200	181
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	16
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	33	32
Nordstrom, Inc.,
4.38%, 4/1/30	25	22
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	25	25
4.75%, 5/1/29 (1)	75	68
PetSmart, Inc./PetSmart Finance Corp.,
7.75%, 2/15/29 (1)	250	243
QVC, Inc.,
4.45%, 2/15/25	50	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Retail - Discretionary – 2.9%continued
4.75%, 2/15/27	$50	$40
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	45
4.88%, 11/15/31 (1)	50	45
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	530	520
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	153	145
6.13%, 7/1/29 (1)	148	140
6.00%, 12/1/29 (1)	1,244	1,160
Staples, Inc.,
7.50%, 4/15/26 (1)	175	163
10.75%, 4/15/27 (1)	125	91
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	25	21
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	391	378
White Cap Parent LLC,
8.25%, (100% Cash), 3/15/26 (1) (6)	166	165
		6,134
Semiconductors – 0.4%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
Coherent Corp.,
5.00%, 12/15/29 (1)	224	213
Entegris Escrow Corp.,
4.75%, 4/15/29 (1)	443	426
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	100	93
Synaptics, Inc.,
4.00%, 6/15/29 (1)	126	113
		870
Software – 2.8%
Alteryx, Inc.,
8.75%, 3/15/28 (1)	112	119
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	769	698
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	88	88
9.13%, 3/1/26 (1)	192	192

FIXED INCOME FUNDS    223    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Software – 2.8%continued
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	$152	$149
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	77	80
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	26
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	139	145
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	112	114
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	272	256
4.88%, 7/1/29 (1)	208	195
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	1,049	1,000
9.00%, 9/30/29 (1)	737	702
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	17	16
6.50%, 10/15/28 (1)	78	71
Elastic N.V.,
4.13%, 7/15/29 (1)	122	112
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	51
7.13%, 9/30/30 (1)	75	78
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	100	48
McAfee Corp.,
7.38%, 2/15/30 (1)	321	293
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	183	178
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	283	279
Twilio, Inc.,
3.63%, 3/15/29	22	20
3.88%, 3/15/31	827	737
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	123	102
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	188	171
		5,920
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Specialty Finance – 2.6%
Aircastle Ltd.,
6.50%, 7/18/28 (1)	$35	$36
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (5) (8)	75	56
6.70%, 2/14/33	75	75
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	67
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	58	60
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (8)	25	26
Carnelian Point Holdings L.P.,
5.00%, 6/30/28 (1) (3) (4) (6)	6	55
Castlelake Aviation Finance DAC,
5.00%, 4/15/27 (1)	9	8
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	25	27
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	50	10
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	122	122
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	47
5.63%, 1/1/30 (1)	25	24
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	83	83
9.75%, 8/1/27 (1)	147	153
5.50%, 5/1/28 (1)	246	237
7.88%, 12/1/30 (1)	223	232
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	74
6.63%, 1/15/27 (1)	125	119
12.00%, 10/1/28 (1)	25	27
12.25%, 10/1/30 (1)	26	28
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	48
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	10	10

NORTHERN FUNDS QUARTERLY REPORT     224    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Specialty Finance – 2.6%continued
4.25%, 2/1/27 (1)	$72	$68
4.75%, 6/15/29 (1)	25	23
LD Holdings Group LLC,
6.50%, 11/1/25 (1)	25	23
MGIC Investment Corp.,
5.25%, 8/15/28	100	97
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/1/26 (1)	402	393
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	75	72
5.13%, 12/15/30 (1)	54	49
5.75%, 11/15/31 (1)	105	98
Navient Corp.,
6.75%, 6/25/25	175	177
6.75%, 6/15/26	75	76
5.00%, 3/15/27	50	48
5.50%, 3/15/29	218	201
9.38%, 7/25/30	157	164
11.50%, 3/15/31	50	55
5.63%, 8/1/33	25	20
OneMain Finance Corp.,
7.13%, 3/15/26	249	254
3.50%, 1/15/27	23	21
6.63%, 1/15/28	100	101
9.00%, 1/15/29	238	252
5.38%, 11/15/29	49	46
7.88%, 3/15/30	217	223
4.00%, 9/15/30	32	27
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	45
7.88%, 12/15/29 (1)	117	120
5.75%, 9/15/31 (1)	100	93
PRA Group, Inc.,
7.38%, 9/1/25 (1)	25	25
8.38%, 2/1/28 (1)	50	48
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	46
Radian Group, Inc.,
4.50%, 10/1/24	75	74
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	186	172
3.88%, 3/1/31 (1)	158	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Specialty Finance – 2.6%continued
4.00%, 10/15/33 (1)	$174	$148
SLM Corp.,
3.13%, 11/2/26	222	207
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	84	82
Synchrony Financial,
7.25%, 2/2/33	50	50
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	24
5.50%, 4/15/29 (1)	100	95
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	23
		5,528
Steel – 2.7%
ATI, Inc.,
5.88%, 12/1/27	926	914
4.88%, 10/1/29	78	73
7.25%, 8/15/30	156	162
5.13%, 10/1/31	111	103
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	1,096	1,117
Carpenter Technology Corp.,
6.38%, 7/15/28	100	100
7.63%, 3/15/30	143	147
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26 (1)	25	25
5.88%, 6/1/27	75	75
4.63%, 3/1/29 (1)	25	23
6.75%, 4/15/30 (1)	50	51
4.88%, 3/1/31 (1)	50	45
Commercial Metals Co.,
4.13%, 1/15/30	25	23
4.38%, 3/15/32	25	22
Specialty Steel Supply, Inc.,
11.00%, 11/15/26 (1) (3) (4)	2,670	2,670
TMS International Corp.,
6.25%, 4/15/29 (1)	25	21
		5,571
Technology Hardware – 1.1%
CDW LLC/CDW Finance Corp.,
3.25%, 2/15/29	25	23
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	67	55

FIXED INCOME FUNDS    225    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Technology Hardware – 1.1%continued
5.00%, 3/15/27 (1)	$25	$10
CommScope, Inc.,
6.00%, 3/1/26 (1)	50	45
8.25%, 3/1/27 (1)	25	13
7.13%, 7/1/28 (1)	100	47
4.75%, 9/1/29 (1)	86	58
Imola Merger Corp.,
4.75%, 5/15/29 (1)	415	394
Likewize Corp.,
9.75%, 10/15/25 (1)	25	25
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	188	200
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	47
5.13%, 4/15/29 (1)	100	95
Seagate HDD Cayman,
8.25%, 12/15/29 (1)	124	134
4.13%, 1/15/31	105	94
8.50%, 7/15/31 (1)	118	128
9.63%, 12/1/32	148	169
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	68
Viasat, Inc.,
5.63%, 9/15/25 (1)	130	127
5.63%, 4/15/27 (1)	38	37
6.50%, 7/15/28 (1)	530	435
7.50%, 5/30/31 (1)	39	31
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	56	49
Western Digital Corp.,
4.75%, 2/15/26	25	24
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	49
5.50%, 8/15/28 (1)	50	45
		2,402
Technology Services – 2.5%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	163
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	114	99
ASGN, Inc.,
4.63%, 5/15/28 (1)	100	95
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Technology Services – 2.5%continued
Block, Inc.,
2.75%, 6/1/26	$150	$141
3.50%, 6/1/31	251	223
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	275	241
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	1,267	1,182
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (6)	83	15
Fair Isaac Corp.,
5.25%, 5/15/26 (1)	65	65
4.00%, 6/15/28 (1)	42	40
Gartner, Inc.,
4.50%, 7/1/28 (1)	33	31
3.75%, 10/1/30 (1)	18	16
GTCR W-2 Merger Sub LLC,
7.50%, 1/15/31 (1)	459	485
KBR, Inc.,
4.75%, 9/30/28 (1)	96	89
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	50	45
5.75%, 11/1/28 (1)	100	82
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	295	275
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	44
Presidio Holdings, Inc.,
4.88%, 2/1/27 (1)	87	85
8.25%, 2/1/28 (1)	1,000	1,010
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	74	67
Science Applications International Corp.,
4.88%, 4/1/28 (1)	135	129
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
4.63%, 11/1/26 (1)	133	129
Vericast Corp.,
11.00%, 9/15/26 (1)	50	54
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	337	339
		5,144

NORTHERN FUNDS QUARTERLY REPORT     226    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Telecommunications – 1.6%
Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	$75	$75
Embarq Corp.,
8.00%, 6/1/36	50	31
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	146	141
5.00%, 5/1/28 (1)	216	200
6.75%, 5/1/29 (1)	200	179
5.88%, 11/1/29	65	55
6.00%, 1/15/30 (1)	75	64
8.75%, 5/15/30 (1)	415	427
8.63%, 3/15/31 (1)	25	25
Hughes Satellite Systems Corp.,
5.25%, 8/1/26	29	26
6.63%, 8/1/26	50	39
Level 3 Financing, Inc.,
3.40%, 3/1/27 (1)	214	199
4.63%, 9/15/27 (1)	333	200
4.25%, 7/1/28 (1)	75	37
3.63%, 1/15/29 (1)	124	52
3.75%, 7/15/29 (1)	100	43
10.50%, 5/15/30 (1)	252	244
11.00%, 8/11/36 (4)	154	154
Lumen Technologies, Inc.,
4.00%, 2/15/27 (1)	141	91
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	109	104
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	50	50
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	827	663
6.13%, 3/1/28 (1)	198	145
		3,244
Transportation & Logistics – 0.6%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	49
American Airlines, Inc.,
7.25%, 2/15/28 (1)	50	50
8.50%, 5/15/29 (1)	219	231
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	83	83
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Transportation & Logistics – 0.6%continued
5.75%, 4/20/29 (1)	$298	$291
Delta Air Lines, Inc.,
7.38%, 1/15/26	25	26
4.38%, 4/19/28	25	24
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	22
GN Bondco LLC,
9.50%, 10/15/31 (1)	93	91
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	24
Rand Parent LLC,
8.50%, 2/15/30 (1)	25	24
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	$86	$61
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	16	16
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	27	26
United Airlines, Inc.,
4.38%, 4/15/26 (1)	25	24
4.63%, 4/15/29 (1)	210	196
XPO, Inc.,
6.25%, 6/1/28 (1)	50	51
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,341
Transportation Equipment – 0.2%
Allison Transmission, Inc.,
4.75%, 10/1/27	25	24
3.75%, 1/30/31 (1)	50	44
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	51
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	100	103
Wabash National Corp.,
4.50%, 10/15/28 (1)	115	104
		326

FIXED INCOME FUNDS    227    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.1% continued
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	$25	$20
Performance Food Group, Inc.,
5.50%, 10/15/27 (1)	50	49
4.25%, 8/1/29 (1)	204	187
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	50	51
4.75%, 2/15/29 (1)	149	142
7.25%, 1/15/32 (1)	85	89
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	20
		558
Wholesale - Discretionary – 0.0%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	25	25
OPENLANE, Inc.,
5.13%, 6/1/25 (1)	14	14
Verde Purchaser LLC,
10.50%, 11/30/30 (1)	25	25
		64
Total Corporate Bonds
(Cost $164,612)		163,418

FOREIGN ISSUER BONDS – 9.4%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
7.13%, 6/15/26 (1)	150	149
7.88%, 4/15/27 (1)	150	150
6.00%, 2/15/28 (1)	210	205
7.50%, 2/1/29 (1)	188	191
8.75%, 11/15/30 (1)	161	172
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	250	244
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	208	208
		1,319
Automotive – 0.2%
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25 (1)	200	202
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	150	160
		362
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Banking – 0.2%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (8)	$200	$155
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (5) (8)	200	208
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (8)	200	165
		528
Beverages – 0.1%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	125	115
Biotechnology & Pharmaceuticals – 0.2%
1375209 B.C. Ltd.,
9.00%, 1/30/28 (1)	72	70
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	277	257
		327
Cable & Satellite – 0.4%
Altice Financing S.A.,
5.75%, 8/15/29 (1)	323	287
UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	200	176
Videotron Ltd.,
5.13%, 4/15/27 (1)	50	49
3.63%, 6/15/29 (1)	72	66
Ziggo B.V.,
4.88%, 1/15/30 (1)	200	178
		756
Chemicals – 0.1%
Methanex Corp.,
5.13%, 10/15/27	25	24
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	24
8.50%, 11/15/28 (1)	125	131
4.25%, 5/15/29 (1)	25	21
		200

NORTHERN FUNDS QUARTERLY REPORT     228    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	$211	$203
9.50%, 11/1/27 (1)	44	44
7.75%, 2/15/28 (1)	103	107
6.00%, 6/1/29 (1)	81	73
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	221	208
6.75%, 1/15/31 (1)	210	216
		851
Containers & Packaging – 0.4%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (6)	200	94
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (6)	25	21
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	595	554
Trivium Packaging Finance B.V.,
5.50%, 8/15/26 (1)	200	196
		865
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	59	63
Electrical Equipment – 0.4%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](12)	90	92
7.63%, 7/15/28 (1)	200	197
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](12)	100	107
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	400	393
		789
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
5.13%, 2/1/29	25	21
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	$151	$134
4.88%, 2/15/30 (1)	25	22
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	24
Mattamy Group Corp.,
5.25%, 12/15/27 (1)	40	39
4.63%, 3/1/30 (1)	140	130
		349
Household Products – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
7.00%, 12/31/27(1)	25	24
Industrial Support Services – 0.0%
Ritchie Bros. Holdings, Inc.,
6.75%, 3/15/28 (1)	50	51
7.75%, 3/15/31 (1)	25	27
		78
Insurance – 0.4%
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	675	709
10.50%, 12/15/30 (1)	69	73
		782
Leisure Facilities & Services – 0.6%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28 (1)	50	48
4.00%, 10/15/30 (1)	446	400
Melco Resorts Finance Ltd.,
4.88%, 6/6/25 (1)	200	194
MGM China Holdings Ltd.,
5.38%, 5/15/24 (1)	200	199
Ontario Gaming GTA L.P.,
8.00%, 8/1/30 (1)	71	73
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	200	189
5.63%, 8/26/28 (1)	200	185
		1,288
Machinery – 1.0%
Husky III Holding Ltd.,
13.00%, 2/15/25 (1) (6)	135	134

FIXED INCOME FUNDS    229    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Machinery – 1.0%continued
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	$1,854	$1,866
		2,000
Metals & Mining – 1.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,960	1,834
ERO Copper Corp.,
6.50%, 2/15/30 (1)	29	26
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	75	75
4.38%, 4/1/31 (1)	150	137
6.13%, 4/15/32 (1)	100	101
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	24
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	22
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	51
8.00%, 11/1/27 (1)	50	51
9.25%, 10/1/28 (1)	60	64
8.50%, 5/1/30 (1)	75	78
New Gold, Inc.,
7.50%, 7/15/27 (1)	143	144
		2,607
Oil & Gas Producers – 0.7%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	82	86
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	239	247
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.43%), 8.50%, 1/15/84 (8)	50	53
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	22
5.88%, 3/30/31	25	21
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	25
OGX Austria GmbH,
8.50%, 6/1/18 (1) (3) (4) (10)	2,420	—
8.38%, 4/1/22 (1) (3) (4) (10)	1,800	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Oil & Gas Producers – 0.7%continued
Parkland Corp.,
5.88%, 7/15/27 (1)	$50	$50
4.50%, 10/1/29 (1)	200	183
4.63%, 5/1/30 (1)	50	46
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	758
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	48
		1,539
Oil & Gas Services & Equipment – 0.2%
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28 (1)	200	208
Enerflex Ltd.,
9.00%, 10/15/27 (1)	115	112
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	69	68
6.88%, 1/15/29 (1)	25	24
Shelf Drilling North Sea Holdings Ltd.,
10.25%, 10/31/25 (1)	23	23
		435
Software – 0.3%
Open Text Corp.,
6.90%, 12/1/27 (1)	169	176
3.88%, 2/15/28 (1)	75	70
3.88%, 12/1/29 (1)	50	45
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	150	136
4.13%, 12/1/31 (1)	125	110
		537
Specialty Finance – 0.3%
GGAM Finance Ltd.,
7.75%, 5/15/26 (1)	11	11
8.00%, 2/15/27 (1)	196	200
8.00%, 6/15/28 (1)	37	38
Global Aircraft Leasing Co. Ltd.,
6.50%, (100% Cash), 9/15/24 (1) (6)	293	276
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	27

NORTHERN FUNDS QUARTERLY REPORT     230    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Specialty Finance – 0.3%continued
Macquarie Airfinance Holdings Ltd.,
8.38%, 5/1/28 (1)	$53	$56
8.13%, 3/30/29 (1)	84	88
		696
Steel – 0.0%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	25	26
Technology Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	186
Telecommunications – 1.3%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	130
6.00%, 2/15/28 (1)	200	96
Altice France S.A.,
8.13%, 2/1/27 (1)	200	184
5.50%, 1/15/28 (1)	370	305
5.13%, 7/15/29 (1)	315	245
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	200	199
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (3) (4)	$50	$8
Iliad Holding SASU,
6.50%, 10/15/26 (1)	437	436
Telecom Italia Capital S.A.,
6.38%, 11/15/33	171	167
6.00%, 9/30/34	109	103
7.20%, 7/18/36	86	86
7.72%, 6/4/38	8	8
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	16
4.88%, 6/1/27 (1)	50	30
6.50%, 10/15/27 (1)	25	12
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	175
4.75%, 7/15/31 (1)	400	357
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (8)	125	129
		2,686
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Transportation & Logistics – 0.1%
Air Canada,
3.88%, 8/15/26 (1)	$80	$76
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	63
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	83	72
6.38%, 2/1/30 (1)	106	74
		285
Total Foreign Issuer Bonds
(Cost $23,921)		19,760

TERM LOANS – 4.0% (9)
Asset Management – 0.0%
Clue Opco LLC, Cov-Lite Senior Secured Term Loan B,
9/20/30(15)	52	49
Automotive – 0.0%
Tenneco, Inc., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.45%, 11/17/28 (14)	—	—
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.47%, 11/17/28	33	30
		30
Beverages – 0.0%
Naked Juice LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.70%, 1/24/29	10	10
Biotechnology & Pharmaceuticals – 0.1%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.50%), 10.86%, 5/4/28	17	17
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.36%, 9/29/28	53	52
Bausch + Lomb Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.71%, 5/10/27	64	63

FIXED INCOME FUNDS    231    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Biotechnology & Pharmaceuticals – 0.1%continued
Mallinckrodt International Finance S.A., First-Out Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.50%, 4.50% Floor), 12.88%, 11/14/28 (4)	$9	$10
		142
Cable & Satellite – 0.1%
DIRECTV Financing LLC, Closing Date Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.75% Floor), 10.65%, 8/2/27	240	240
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
9/25/26 (15)	10	8
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 8.72%, 9/25/26	21	16
		264
Chemicals – 0.1%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.96%, 5/7/25	21	21
Discovery Purchaser Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 9.77%, 10/4/29	174	171
Herens Holdco S.a r.l., Facility B,
(Floating, ICE CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 9.37%, 7/3/28	34	31
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.86%, 3/29/28 (16)	56	54
		277
Consumer Cyclical – 0.0%
OMNIA Partners LLC, Delayed Draw Term Loan,
(Floating, ICE Ticking Fee (1) USD 3M + 4.25%), 4.25%, 7/25/30	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Consumer Services – 0.0%
Raptor Acquisition Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.63%, 11/1/26	$25	$25
Containers & Packaging – 0.0%
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.85%, 9/15/28	33	33
Electrical Equipment – 0.0%
Indicor LLC, Tranche B Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 9.35%, 11/22/29	28	28
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche B Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%, 0.50% Floor), 10.88%, 8/1/30	220	218
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 11.00%, 2/10/27	48	42
Diamond Sports Group LLC, Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.71%, 8/24/26	48	2
		44
Food – 0.0%
Chobani LLC, 2023 Additional Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.11%, 10/25/27	56	56
Health Care Facilities & Services – 0.1%
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.45%, 10/1/27	126	122
LifePoint Health, Inc., 2023 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 14.00%, 11/16/28	30	30

NORTHERN FUNDS QUARTERLY REPORT     232    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Health Care Facilities & Services – 0.1%continued
Star Parent, Inc., Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.35%, 9/27/30	$96	$95
		247
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.88%, 2/26/29	83	83
SWF Holdings I Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 9.47%, 10/6/28	128	114
		197
Household Products – 0.0%
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.00%), 10.36%, 8/15/28	49	48
Industrial Support Services – 0.0%
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.89%, 12/15/28	60	47
Institutional Financial Services – 0.0%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 6.75%), 12.36%, 4/7/28	88	84
Deerfield Dakota Holding LLC, Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 1.00% Floor), 9.10%, 4/9/27	5	4
		88
Insurance – 0.3%
Asurion LLC, New B-4 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.72%, 1/20/29	550	517
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Internet Media & Services – 0.1%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 9.42%, 2/10/28	$24	$24
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.61%, 5/3/28	159	156
		180
Leisure Facilities & Services – 0.1%
Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.66%, 4/4/29	74	74
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.40%, 4/29/26	64	64
		138
Machinery – 0.2%
Husky Injection Molding Systems Ltd., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.47%, 3/28/25	221	221
SPX Flow, Inc., Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.96%, 4/5/29	105	105
		326
Medical Equipment & Devices – 0.0%
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.71%, 11/8/27	6	6
Metals & Mining – 0.0%
Arsenal AIC Parent LLC, Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.86%, 8/18/30	25	25

FIXED INCOME FUNDS    233    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Oil & Gas Producers – 0.1%
New Fortress Energy, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.75% Floor), 10.39%, 10/30/28	$224	$220
Publishing & Broadcasting – 0.6%
Clear Channel Outdoor Holdings, Inc., Term B Loan,
8/21/26 (15)	8	8
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 9.14%, 8/21/26	1,301	1,286
		1,294
Real Estate Services – 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2023-2 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.36%, 1/31/30	20	20
Retail - Discretionary – 0.1%
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE Synthetic LIBOR USD 1M + 5.00%), 10.46%, 4/16/26	72	67
White Cap Supply Holdings LLC, Initial Closing Date Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.11%, 10/19/27	41	42
		109
Software – 1.3%
Ascend Learning LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.96%, 12/11/28	43	43
athenahealth Group, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.61%, 2/15/29	506	503
Banff Guarantor, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.50%), 10.97%, 2/27/26 (3)	162	161
Boxer Parent Company, Inc., 2028 Extended Dollar Term Loan,
12/29/28 (15)	24	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Software – 1.3%continued
Cloud Software Group, Inc., Dollar Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.95%, 3/30/29	$225	$220
Cloud Software Group, Inc., Term A Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.95%, 9/29/28	50	48
Cloudera, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 6.00%), 11.46%, 10/8/29 (3)	147	140
Magenta Buyer LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.75% Floor), 10.64%, 7/27/28	279	196
(Floating, ICE CME Term SOFR USD 3M + 8.25%, 0.75% Floor), 13.89%, 7/27/29	100	38
McAfee Corp., Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.19%, 3/1/29	106	106
Polaris Newco LLC, Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.47%, 6/2/28	39	38
Project Alpha Intermediate Holding, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.75%, 0.50% Floor), 10.11%, 10/28/30	20	20
RealPage, Inc., Initial Loan,
(Floating, ICE CME Term SOFR USD 1M + 6.50%, 0.75% Floor), 11.97%, 4/23/29	317	316
UKG, Inc., 2021 Incremental Term,
(Floating, ICE CME Term SOFR USD 3M + 5.25%), 10.76%, 5/3/27	841	841
		2,694
Technology Hardware – 0.0%
ViaSat, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.96%, 5/30/30	62	61

NORTHERN FUNDS QUARTERLY REPORT     234    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Technology Services – 0.3%
CoreLogic, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.97%, 6/2/28	$30	$29
GTCR W Merger Sub LLC, Term Loan B,
9/20/30 (15)	25	25
Peraton Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.75%, 0.75% Floor), 13.22%, 2/1/29	190	189
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.97%, 12/17/27	4	4
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.97%, 12/17/27	7	6
Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.47%, 8/27/25	397	397
		650
Telecommunications – 0.1%
Altice France S.A., USD TLB-14 Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.89%, 8/15/28	46	41
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.97%, 10/2/27	50	46
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.47%, 3/9/27	28	24
		111
Transportation & Logistics – 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.75%, 0.75% Floor), 10.43%, 4/20/28	127	130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0% (9)continued
Transportation & Logistics – 0.1%continued
Apple Bidco LLC, Amendment No. 3 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.86%, 9/22/28	$12	$12
		142
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.86%, 12/13/28	125	123
Total Term Loans
(Cost $8,392)		8,421

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.9%
Chemicals – 0.1%
Element Solutions, Inc.	2,344	$54
Utex Industries, Inc.(3) (4) *	2,200	141
		195
Construction Materials – 0.0%
Hardwood Holdings LLC(4) *	187	9
Distributors – 0.7%
ATD New Holdings, Inc.(3) (4) *	22,076	1,501
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.*	250	1
Parker Drilling Co.*	265	2
		3
Financial Services – 0.0%
Block, Inc.*	203	16
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	30
Ground Transportation – 0.0%
Uber Technologies, Inc.*	697	43
Hotels, Restaurants & Leisure – 0.0%
Aramark	814	23
IT Services – 0.0%
Twilio, Inc., Class A*	108	8
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1

FIXED INCOME FUNDS    235    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.9%continued
Metals & Mining – 1.8%
Constellium S.E.*	7,501	$150
Real Alloy Parent, Inc.(3) (4) *	48	3,583
		3,733
Oil, Gas & Consumable Fuels – 0.1%
Bruin Blocker LLC(4) *	9,827	—
Chaparral Energy, Inc.(3) (4) *	1,787	80
Cloud Peak Energy, Inc.(4) *	20	—
Superior Energy Services(3) (4) *	862	64
		144
Pharmaceuticals – 0.1%
Catalent, Inc.*	1,378	62
Professional Services – 0.0%
Skillsoft Corp.*	1,843	32
Software – 0.1%
Informatica, Inc., Class A*	2,799	79
Specialty Finance – 0.0%
Carnelian Point Holdings L.P.(3) (4) *	50	60
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	372	11
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(3) (4) *	1,201	33
Total Common Stocks
(Cost $3,644)		5,983

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
NGL Energy Partners L.P.*	4,593	26
Summit Midstream Partners L.P.*	3,576	64
		90
Total Master Limited Partnerships
(Cost $126)		90

PREFERRED STOCKS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.50%	1,375	36
Total Preferred Stocks
(Cost $34)		36

OTHER – 0.0%
Aretec Group, Inc.(1) *	25,000	27
Basic Energy Services, Inc.(3) (13) *	25,000	—
Escrow Appvion, Inc.(3) (4) *	225,000	—
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Cloud Peak Energy, Inc.(3) (4) *	250,000	$—
Escrow GenOn Energy, Inc.(3) (4) *	25,000	—
Escrow Hertz (The) Corp.(1) (3) *	125,000	1
Escrow Washington Mutual Bank(3) (4) *	250,000	2
RP Escrow Issuer LLC(1) (3) (4) (13) *	1,100,000	—
Total Other
(Cost $137)		30

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00(3) (4) *	2,018	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(3) (4) *	2,124	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(3) (4) *	5,500	12
Total Warrants
(Cost $—)		13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (17) (18)	$7,005	$7,005
Total Short-Term Investments
(Cost $7,006)		7,005

Total Investments – 98.0%
(Cost $208,162)		205,093
Other Assets less Liabilities – 2.0%		4,212
NET ASSETS – 100.0%		$209,305

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Zero coupon bond.
(3)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $11,054,000 or 5.3% of net assets. Additional information on these restricted illiquid securities is as follows:

NORTHERN FUNDS QUARTERLY REPORT     236    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$469
Banff Guarantor, Inc., Initial Term Loan, 10.97%, 2/27/26	3/1/23	160
Basic Energy Services, Inc.	9/25/18	2
Carnelian Point Holdings L.P.	9/21/22	115
Carnelian Point Holdings L.P., 5.00%, 6/30/28	7/5/22-8/16/23	53
Chaparral Energy, Inc.	1/8/19-7/11/22	65
Cloudera, Inc., Initial Term Loan, 11.46%, 10/8/29	2/27/23	134
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00	11/19/21	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.6911/19/28	11/19/21	—
Digicel Group Holdings Ltd., 0.00%,12/31/30	12/14/23	8
Escrow Appvion, Inc.	8/24/18	—
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow Washington Mutual Bank	10/11/17	—
Gulfport Energy Corp., 10.00%, 2/26/24	6/9/21	3
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
New Star Metals, Inc., 8.00%, 1/9/24	7/23/18-12/29/23	1,429
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Real Alloy Parent, Inc.	5/31/18	1,738
RP Escrow Issuer LLC	12/18/20	—
Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670
Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,110
Superior Energy Services	9/19/17-2/1/21	52
Utex Industries, Inc.	12/3/20	108
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	$—

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Principal amount is less than one thousand.
(8)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(9)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(10)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(13)	Value rounds to less than one thousand.
(14)	Principal Amount and Value rounds to less than one thousand.
(15)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date.
(16)	Restricted security.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FIXED INCOME FUNDS    237    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Euro	258	United States Dollar	283	3/20/24	$(3)
Morgan Stanley	British Pound	83	United States Dollar	105	3/20/24	—*
Subtotal Depreciation						(3)
Total						$(3)

*	Amount rounds to less than one thousand.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	19	$2,067	Long	3/24	$47

As of December 31, 2023, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0356%	5.00%(1)	Markit CDX N.A. High Yield Index Series 41(1)	USD	396,000	12/20/28	$23	$4	$19
Total								$4	$19

(1)	Payment frequency is quarterly.
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	97.8%
All other currencies less than 5%	0.2
Total Investments	98.0
Other Assets less Liabilities	2.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds:
Electric Utilities	$—	$298	$—	$298
Oil & Gas Producers	—	—	39	39
Total Convertible Bonds	—	298	39	337
Corporate bonds:
Biotechnology & Pharmaceuticals	—	799	3	802
Entertainment Content	—	1,370	1,084	2,454
Industrial Intermediate Products	—	2,262	1,420	3,682
Specialty Finance	—	5,473	55	5,528
Steel	—	2,901	2,670	5,571
Telecommunications	—	3,090	154	3,244
All Other Industries(1)	—	142,137	—	142,137
Total corporate bonds	—	158,032	5,386	163,418
Foreign Issuer Bonds:
Telecommunications	—	2,678	8	2,686
All Other Industries(1)	—	17,074	—	17,074
Total Foreign Issuer Bonds	—	19,752	8	19,760

NORTHERN FUNDS QUARTERLY REPORT     238    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Term Loans:
Biotechnology & Pharmaceuticals	$—	$132	$10	$142
All Other Industries(1)	—	8,279	—	8,279
Total Term Loans	—	8,411	10	8,421
Common Stocks:
Chemicals	54	—	141	195
Construction Materials	—	—	9	9
Distributors	—	—	1,501	1,501
Metals & Mining	150	—	3,583	3,733
Oil, Gas & Consumable Fuels	—	—	144	144
Specialty Finance	—	—	60	60
Wireless Telecommunication Services	—	—	33	33
All Other Industries(1)	308	—	—	308
Total Common Stocks	512	—	5,471	5,983
Master Limited Partnerships	90	—	—	90
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks	$36	$—	$—	$36
Other	—	28	2	30
Warrants
Assets
Investment Companies	7,005	—	—	7,005
Total Investments	7,644	186,521	10,928	205,093
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$47	$—	$—	$47
Centrally Cleared Credit Default Swap Agreements	—	19	—	19
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3)	—	(3)
Total Other Financial Instruments	$47	$16	$—	$63

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/23 (000S)
Convertible Bonds
Oil & Gas Producers	$19	$—	$—	$20	$—	$—	$—	$—	$39	$20
Corporate Bonds
Biotechnology & Pharmaceuticals	—	—	—	—	—	—	3	—	3	(21)
Entertainment Content	1,074	3	—	7	—	—	—	—	1,084	7
Industrial Intermediate Products	1,292	16	—	(19)	131	—	—	—	1,420	(19)
Specialty Finance	—	—	—	—	—	—	55	—	55	2
Steel	2,670	—	—	—	—	—	—	—	2,670	—
Telecommunications	—	—	—*	—	154	—	—	—	154	—
Foreign Issuer Bonds
Telecommunications	—	—	—	—	8	—	—	—	8	—
Term Loans
Biotechnology & Pharmaceuticals	—	1	—*	1	9	(1)	—	—	10	1
Common Stocks
Chemicals	218	—	—	(77)	—	—	—	—	141	(77)
Construction Materials	16	—	—	(7)	—	—	—	—	9	(7)
FIXED INCOME FUNDS    239    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/23 (000S)
Distributors	$—	$—	$—	$—	$—	$—	$1,501	$—	$1,501	$293
Metals & Mining	4,026	—	—	(443)	—	—	—	—	3,583	(443)
Oil, Gas & Consumable Fuels	180	—	(31)	45	—	(50)	—	—	144	45
Specialty Finance	60	—	—	—	—	—	—	—	60	—
Wireless Telecommunication Services	29	—	—	4	—*	—	—	—	33	4
Rights
Wireless Telecommunication Services	2	—	2	(2)	—	(2)	—	—	—	—
Other	15	—	12	(13)	—	(12)	—	—	2	(13)
Warrants	103	—	—	(91)	—	—	—	—	12	(91)
Total	$9,704	$20	$(17)	$(575)	$302	$(65)	$1,559	$—	$10,928	$(299)
* Amount rounds to less than a thousand.
Securities valued at $402 included in the Balance as of 12/31/23 above were valued using evaluated prices provided by a third party provider.  Securities valued at $10,526 included in the Balance as of 12/31/23 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
NORTHERN FUNDS QUARTERLY REPORT     240    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2023 (UNAUDITED)
	FAIR VALUE AT 12/31/23 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,174	Yield Analysis	Yield(3)	12.6% - 15.4%
	$55	Market Approach	Estimated Recovery Value / EBITDA Multiple(1)(2)	11.7x
Common Stocks	$5,225	Discounted Cash Flow / Market Comparables	Discount Rate / EV / EBITDA Multiple(1)	14.1% / 6.0x
	60	Market Approach	EV / EBITDA Multiple(1)	11.7x
Warrants	$12	Black Scholes	Volatility(4)	Not Applicable

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)	The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.
(4)	Black-Scholes volatility, also known as implied volatility, is the value of the volatility of the underlying asset that makes the Black-Scholes model match the market price of an option. It is an estimate of the future variability for the asset underlying the option. It is calculated as the annualized standard deviation of the natural logarithms of periodic stock price changes over the option's expected term.
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,170	$99,711	$103,876	$276	$7,005	$7,005,000
FIXED INCOME FUNDS    241    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT BOND FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.3%
Auto Loan – 0.2%
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	$410	$408
Automobile – 0.7%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	945	956
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	1,080	1,094
		2,050
Credit Card – 3.5%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,838
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,057
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,870
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,258
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	184
		10,207
Other – 0.9%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,705
Total Asset-Backed Securities
(Cost $15,674)		15,370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non Agency – 1.4%
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	$4,090	$3,941
Total Commercial Mortgage-Backed Securities
(Cost $4,168)		3,941

CORPORATE BONDS – 27.4%
Aerospace & Defense – 0.0%
Howmet Aerospace, Inc.,
5.13%, 10/1/24	40	40
Asset Management – 1.2%
Blackstone Private Credit Fund,
7.05%, 9/29/25	900	916
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	1,200	1,183
FS KKR Capital Corp.,
1.65%, 10/12/24	980	946
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	310	308
		3,353
Automotive – 1.5%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	570	551
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	249
General Motors Financial Co., Inc.,
3.50%, 11/7/24	1,050	1,031
Nissan Motor Acceptance Co. LLC,
(Floating, CME Term SOFR 3M + 0.90%), 6.28%, 3/8/24 (1) (2)	1,300	1,299
2.00%, 3/9/26 (1)	300	276
Toyota Motor Credit Corp.,
4.40%, 9/20/24	990	985
		4,391
Banking – 1.8%
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,180

NORTHERN FUNDS QUARTERLY REPORT     242    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Banking – 1.8%continued
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	$30	$26
Fifth Third Bancorp,
2.38%, 1/28/25	265	256
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (3)	450	439
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 5.99%, 6/23/25 (2)	500	499
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	60	55
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (3)	635	659
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (3)	1,000	979
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	373
(Floating, U.S. SOFR + 1.32%), 6.70%, 4/25/26 (2)	700	705
		5,171
Containers & Packaging – 0.4%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,145
E-Commerce Discretionary – 0.4%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,249
Electric Utilities – 1.5%
Ameren Corp.,
2.50%, 9/15/24	420	411
American Electric Power Co., Inc.,
1.00%, 11/1/25	675	627
Calpine Corp.,
4.50%, 2/15/28 (1)	300	285
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,564
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Electric Utilities – 1.5%continued
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	$1,400	$1,386
		4,273
Electrical Equipment – 1.0%
Amphenol Corp.,
2.05%, 3/1/25	780	753
Carrier Global Corp.,
5.80%, 11/30/25 (1)	480	486
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	842
Otis Worldwide Corp.,
2.06%, 4/5/25	815	783
		2,864
Entertainment Content – 0.1%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	160	157
Food – 0.9%
Hershey (The) Co.,
0.90%, 6/1/25	590	559
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30	600	590
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	215
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	1,300	1,258
		2,622
Health Care Facilities & Services – 0.7%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	460	446
Cigna Group (The),
1.25%, 3/15/26	580	537
Elevance Health, Inc.,
2.38%, 1/15/25	1,180	1,146
		2,129
Home Construction – 0.4%
D.R. Horton, Inc.,
2.50%, 10/15/24	750	732
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	370	356
		1,088

FIXED INCOME FUNDS    243    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Household Products – 1.1%
Colgate-Palmolive Co.,
4.80%, 3/2/26	$570	$577
Haleon UK Capital PLC,
3.13%, 3/24/25	1,500	1,465
Kenvue, Inc.,
5.35%, 3/22/26	1,080	1,098
		3,140
Industrial Support Services – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	650	627
Institutional Financial Services – 1.3%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	507
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	10	10
Morgan Stanley,
3.70%, 10/23/24	1,000	987
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	226
State Street Corp.,
5.27%, 8/3/26	2,000	2,027
		3,757
Insurance – 2.5%
Brown & Brown, Inc.,
4.20%, 9/15/24	500	495
Corebridge Financial, Inc.,
3.50%, 4/4/25	300	292
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 5.91%, 9/13/24 (1) (2)	2,400	2,384
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (4)	621	631
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	850	815
New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.33%), 5.70%, 1/14/25 (1) (2)	1,300	1,299
Principal Life Global Funding II,
2.25%, 11/21/24 (1)	930	904
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Insurance – 2.5%continued
Protective Life Global Funding,
0.78%, 7/5/24 (1)	$500	$488
		7,308
Leisure Facilities & Services – 1.2%
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,455
5.75%, 1/30/27	1,900	1,942
		3,397
Machinery – 0.3%
CNH Industrial Capital LLC,
3.95%, 5/23/25	460	452
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	400	401
		853
Medical Equipment & Devices – 0.9%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.84%, 11/29/24 (2)	540	539
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	818
GE HealthCare Technologies, Inc.,
5.55%, 11/15/24	1,300	1,300
		2,657
Oil & Gas Producers – 2.8%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	92
EQT Corp.,
6.13%, 2/1/25	1,100	1,105
ONEOK, Inc.,
2.20%, 9/15/25	500	475
5.55%, 11/1/26	2,210	2,249
Phillips 66,
3.85%, 4/9/25	1,900	1,870
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,077
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.75%, 2/5/24 (2) (5)	525	507
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	738
		8,113

NORTHERN FUNDS QUARTERLY REPORT     244    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Real Estate Investment Trusts – 1.2%
American Tower Corp.,
2.40%, 3/15/25	$945	$913
1.30%, 9/15/25	940	880
Equinix, Inc.,
2.63%, 11/18/24	975	949
Healthpeak OP LLC,
3.25%, 7/15/26	50	48
Simon Property Group L.P.,
2.00%, 9/13/24	870	850
		3,640
Retail - Consumer Staples – 0.1%
Dollar General Corp.,
4.25%, 9/20/24	170	168
Retail - Discretionary – 1.0%
AutoZone, Inc.,
5.05%, 7/15/26	250	252
Home Depot (The), Inc.,
4.00%, 9/15/25	1,260	1,248
Lowe's Cos., Inc.,
4.40%, 9/8/25	990	983
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	300	307
		2,790
Semiconductors – 0.5%
Analog Devices, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.25%), 5.97%, 10/1/24 (2)	200	200
Intel Corp.,
4.88%, 2/10/26	65	66
Microchip Technology, Inc.,
0.98%, 9/1/24	920	891
Texas Instruments, Inc.,
4.70%, 11/18/24	210	209
		1,366
Software – 0.8%
Oracle Corp.,
2.95%, 11/15/24	2,000	1,955
Roper Technologies, Inc.,
2.35%, 9/15/24	470	459
		2,414
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Specialty Finance – 1.2%
Ally Financial, Inc.,
3.88%, 5/21/24	$1,000	$991
American Express Co.,
2.50%, 7/30/24	540	531
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,020
Synchrony Financial,
4.88%, 6/13/25	870	855
7.25%, 2/2/33	225	224
		3,621
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	403
Technology Services – 1.0%
Fidelity National Information Services, Inc.,
4.50%, 7/15/25	340	337
Fiserv, Inc.,
2.75%, 7/1/24	260	256
Global Payments, Inc.,
1.50%, 11/15/24	240	231
2.65%, 2/15/25	500	485
International Business Machines Corp.,
4.00%, 7/27/25	985	974
PayPal Holdings, Inc.,
2.40%, 10/1/24	660	646
		2,929
Telecommunications – 0.8%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,664
Verizon Communications, Inc.,
0.85%, 11/20/25	790	734
		2,398
Transportation & Logistics – 0.1%
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	292	283

FIXED INCOME FUNDS    245    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.4% continued
Wholesale - Consumer Staples – 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	$1,310	$1,238
Total Corporate Bonds
(Cost $81,381)		79,584

FOREIGN ISSUER BONDS – 13.3%
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (3)	1,000	1,011
Automotive – 0.3%
Kia Corp.,
2.38%, 2/14/25 (1)	410	397
Mercedes-Benz Finance North America LLC,
5.38%, 8/1/25 (1)	330	333
		730
Banking – 7.2%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 5.99%, 2/18/25 (1) (2)	810	810
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	252
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.03%, 9/15/26 (2)	100	99
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,131
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	295
BNP Paribas S.A.,
4.25%, 10/15/24	1,000	988
(Variable, CME Term SOFR 3M + 1.37%), 2.82%, 11/19/25 (1) (3)	1,110	1,082
BPCE S.A.,
1.00%, 1/20/26 (1)	490	451
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,838
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	800	786
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.3% continued
Banking – 7.2%continued
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (3)	$565	$569
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (3)	480	488
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,447
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (3)	930	927
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,071
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	971
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	985
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,413
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.36%, 6/6/25 (1) (2)	800	803
Royal Bank of Canada,
1.15%, 6/10/25	550	521
Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	870
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	976
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (3)	900	914
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	1,200	1,174
		20,861
Electric Utilities – 0.3%
Drax Finco PLC,
6.63%, 11/1/25 (1)	400	393

NORTHERN FUNDS QUARTERLY REPORT     246    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.3% continued
Electric Utilities – 0.3%continued
Enel Finance International N.V.,
4.25%, 6/15/25 (1)	$400	$394
		787
Governmental Banks – 0.6%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,801
Industrial Support Services – 0.4%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,070
Institutional Financial Services – 0.7%
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 5.85%, 9/16/24(1) (2)	1,900	1,898
Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	995
Oil & Gas Producers – 0.2%
Enbridge, Inc.,
2.50%, 1/15/25	510	495
Sovereign Agencies – 0.4%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,026
Specialty Finance – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	994
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	965
goeasy Ltd.,
4.38%, 5/1/26 (1)	160	154
		2,113
Supranationals – 1.0%
European Investment Bank,
0.38%, 7/24/24	3,000	2,921
Transportation & Logistics – 0.9%
Air Canada,
3.88%, 8/15/26 (1)	320	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.3% continued
Transportation & Logistics – 0.9%continued
Canadian Pacific Railway Co.,
1.35%, 12/2/24	$2,550	$2,456
		2,762
Total Foreign Issuer Bonds
(Cost $39,482)		38,470

U.S. GOVERNMENT AGENCIES – 9.5% (6)
Fannie Mae – 3.2%
Pool #555649,
7.50%, 10/1/32	6	6
Pool #AD0915,
5.50%, 12/1/38	16	17
Pool #AI3471,
5.00%, 6/1/41	49	50
Pool #BA6574,
3.00%, 1/1/31	469	451
Pool #BC0266,
3.50%, 2/1/31	413	403
Pool #BC1465,
2.50%, 7/1/31	271	256
Pool #BE0514,
2.50%, 11/1/31	806	760
Pool #BM1239,
3.50%, 2/1/32	436	425
Pool #BM4485,
3.00%, 9/1/30	744	720
Pool #BM5017,
3.00%, 3/1/30	416	401
Pool #BM5525,
4.00%, 3/1/31	92	91
Pool #BM5708,
3.00%, 12/1/29	57	55
Pool #FM1534,
4.50%, 9/1/49	690	681
Pool #FM1773,
3.00%, 12/1/31	353	341
Pool #FM1849,
3.50%, 12/1/33	412	402
Pool #FM1852,
3.00%, 7/1/33	520	500
Pool #FM1897,
3.00%, 9/1/32	380	366

FIXED INCOME FUNDS    247    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.5% (6)continued
Fannie Mae – 3.2%continued
Pool #FM3308,
3.00%, 4/1/32	$1,139	$1,099
Pool #FS2701,
2.50%, 2/1/35	765	724
Pool #FS4618,
4.50%, 2/1/51	774	759
Pool #FS4653,
5.50%, 5/1/53	659	663
Pool #MA3090,
3.00%, 8/1/32	201	192
		9,362
Freddie Mac – 5.9%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	342	330
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.13% Cap), 6.17%, 10/1/37(2)	51	51
Pool #RA8880,
5.50%, 4/1/53	851	857
Pool #SB0084,
3.00%, 2/1/32	1,228	1,184
Pool #SB0093,
2.50%, 12/1/31	2,437	2,301
Pool #SB0215,
3.00%, 2/1/32	417	403
Pool #SB0216,
3.00%, 12/1/32	816	783
Pool #SB0329,
3.00%, 9/1/32	945	910
Pool #SD1360,
5.50%, 7/1/52	872	878
Pool #SD1959,
6.50%, 12/1/52	784	806
Pool #SD2342,
5.00%, 12/1/44	928	944
Pool #SD2665,
6.00%, 4/1/53	846	866
Pool #SD2902,
5.50%, 5/1/53	656	660
Pool #SD2922,
5.00%, 5/1/53	971	962
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.5% (6)continued
Freddie Mac – 5.9%continued
Pool #SD2999,
5.50%, 6/1/53	$982	$988
Pool #SD3133,
5.00%, 6/1/53	786	779
Pool #SD3136,
5.50%, 6/1/53	782	788
Pool #SD3174,
5.50%, 6/1/53	781	787
Pool #ZA2807,
2.50%, 2/1/28	61	58
Pool #ZK9070,
3.00%, 11/1/32	411	393
Pool #ZS6689,
2.50%, 4/1/28	187	179
Pool #ZS8598,
3.00%, 2/1/31	544	522
Pool #ZS8675,
2.50%, 11/1/32	843	791
		17,220
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	30	31
Pool #E04360,
2.50%, 4/1/28	230	221
Pool #G18641,
3.00%, 4/1/32	154	147
Pool #G18647,
3.00%, 6/1/32	372	356
		755
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	376	343
Total U.S. Government Agencies
(Cost $28,835)		27,680

U.S. GOVERNMENT OBLIGATIONS – 41.9%
U.S. Treasury Notes – 41.9%
4.50%, 11/30/24	14,140	14,088
4.00%, 2/15/26	42,097	41,916

NORTHERN FUNDS QUARTERLY REPORT     248    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 41.9%continued
U.S. Treasury Notes – 41.9%continued
4.13%, 6/15/26	$39,300	$39,305
4.63%, 11/15/26	26,000	26,422
		121,731
Total U.S. Government Obligations
(Cost $121,085)		121,731

MUNICIPAL BONDS – 0.7%
Florida – 0.5%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,044
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	469
		1,513
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	640
Total Municipal Bonds
(Cost $2,240)		2,153

SHORT-TERM INVESTMENTS – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (7) (8)	2,239	2,239
U.S. Treasury Bill,
5.30%, 4/11/24(9) (10)	215	212
Total Short-Term Investments
(Cost $2,451)		2,451

Total Investments – 100.3%
(Cost $295,316)		291,380
Liabilities less Other Assets – (0.3%)		(915)
NET ASSETS – 100.0%		$290,465

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2023 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	166	$34,182	Long	3/24	$346
5-Year U.S. Treasury Note	(60)	(6,526)	Short	3/24	(148)
Total					$198
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.3%

FIXED INCOME FUNDS    249    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Security Type(1)	% of Net Assets
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	27.4%
Foreign Issuer Bonds	13.3%
U.S. Government Agencies	9.5%
U.S. Government Obligations	41.9%
Municipal Bonds	0.7%
Investment Companies	0.7%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$15,370	$—	$15,370
Commercial Mortgage-Backed Securities	—	3,941	—	3,941
Corporate Bonds(1)	—	79,584	—	79,584
Foreign Issuer Bonds(1)	—	38,470	—	38,470
U.S. Government Agencies(1)	—	27,680	—	27,680
U.S. Government Obligations	—	121,731	—	121,731
Municipal Bonds(1)	—	2,153	—	2,153
Investment Companies	2,239	—	—	2,239
Short-Term Investments	—	212	—	212
Total Investments	$2,239	$289,141	$—	$291,380
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$346	$—	$—	$346
Liabilities
Futures Contracts	(148)	—	—	(148)
Total Other Financial Instruments	$198	$—	$—	$198

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,288	$101,014	$100,063	$153	$2,239	$2,239,000
NORTHERN FUNDS QUARTERLY REPORT     250    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.1%
Automobile – 0.1%
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	$2,000	$2,008
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	1,100	1,102
		3,110
Total Asset-Backed Securities
(Cost $3,100)		3,110

CORPORATE BONDS – 10.2%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
1.43%, 2/4/24	5,000	4,979
Asset Management – 0.4%
FS KKR Capital Corp.,
1.65%, 10/12/24	10,000	9,647
Automotive – 0.3%
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.62%), 5.99%, 10/15/24 (1)	2,000	1,997
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,340
		6,337
Banking – 3.4%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	10,000	9,981
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (3)	10,000	9,610
Citizens Bank N.A.,
(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,880
Huntington National Bank (The),
(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,926
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	5,000	4,960
(Floating, U.S. SOFR + 0.77%), 6.18%, 9/22/27 (1)	11,400	11,299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 10.2% continued
Banking – 3.4%continued
KeyBank N.A.,
4.70%, 1/26/26	$1,250	$1,221
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	9,500	9,386
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 5.80%, 6/9/25 (1)	5,000	4,925
Wells Fargo & Co.,
(Variable, CME Term SOFR 3M + 1.09%), 2.41%, 10/30/25 (3)	10,000	9,729
Wells Fargo Bank N.A.,
5.25%, 12/11/26	11,775	11,924
		82,841
Consumer Services – 0.3%
Yale University,
0.87%, 4/15/25	7,633	7,226
Electric Utilities – 0.6%
Black Hills Corp.,
1.04%, 8/23/24	5,700	5,532
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	10,000	10,098
		15,630
Food – 0.4%
Tyson Foods, Inc.,
3.95%, 8/15/24	10,000	9,884
Institutional Financial Services – 0.4%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	10,000	9,633
Insurance – 2.6%
Athene Global Funding,
0.95%, 1/8/24 (2)	20,700	20,685
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,750
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 5.71%, 9/27/24 (1) (2)	5,000	4,995
New York Life Global Funding,
0.90%, 10/29/24 (2)	8,600	8,312
(Floating, U.S. SOFR + 0.48%), 5.88%, 6/9/26 (1) (2)	10,000	9,932

FIXED INCOME FUNDS    251    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 10.2% continued
Insurance – 2.6%continued
Security Benefit Global Funding,
1.25%, 5/17/24	$9,300	$9,121
		62,795
Medical Equipment & Devices – 0.5%
Baxter International, Inc.,
1.32%, 11/29/24	5,000	4,815
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	7,600	7,326
		12,141
Retail - Discretionary – 0.2%
Home Depot (The), Inc.,
4.95%, 9/30/26	4,515	4,582
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	795	801
Specialty Finance – 0.8%
Air Lease Corp.,
0.80%, 8/18/24	10,000	9,692
Synchrony Financial,
4.88%, 6/13/25	10,000	9,831
		19,523
Technology Services – 0.1%
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,327
Total Corporate Bonds
(Cost $251,984)		249,346

FOREIGN ISSUER BONDS – 11.6%
Banking – 9.3%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 5.74%, 6/30/24 (3)	5,000	4,999
5.15%, 8/18/25	5,000	4,972
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.03%, 9/15/26 (1)	14,600	14,432
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.61%), 6.02%, 9/15/26 (1)	14,770	14,586
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.6% continued
Banking – 9.3%continued
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.79%, 2/4/25 (1) (2)	$18,000	$17,910
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.76%, 7/7/25 (1) (2)	5,000	4,988
Cooperatieve Rabobank U.A.,
1.38%, 1/10/25	5,000	4,810
5.50%, 7/18/25	10,000	10,108
Credit Suisse A.G.,
3.63%, 9/9/24	5,000	4,929
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	14,489
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.69%, 11/22/24 (1) (2)	5,000	4,991
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.61%, 11/16/27 (1)	7,500	7,265
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	5,000	4,938
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.42%, 4/1/27 (1)	23,800	23,474
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 6.08%, 10/14/25 (1) (2)	15,740	15,636
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 6.35%, 5/22/26 (1)	10,000	9,994
National Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	9,160	9,079
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.68%, 2/16/28 (1) (2)	9,300	9,154
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 6.18%, 9/29/26 (1) (2)	7,800	7,674

NORTHERN FUNDS QUARTERLY REPORT     252    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.6% continued
Banking – 9.3%continued
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.97%, 11/2/26 (1)	$10,000	$9,881
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	10,102
(Floating, U.S. SOFR + 0.88%), 6.24%, 1/14/27 (1)	9,880	9,847
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 5.75%, 9/10/24 (1)	5,000	5,003
5.10%, 1/9/26	5,000	5,036
		228,297
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,094
Oil & Gas Producers – 0.3%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	7,910	7,627
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,650
Transportation & Logistics – 0.8%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	20,000	19,263
Transportation Equipment – 0.4%
Daimler Truck Finance North America LLC,
1.63%, 12/13/24 (2)	5,350	5,153
(Floating, U.S. SOFR + 0.75%), 6.15%, 12/13/24 (1) (2)	5,000	4,998
		10,151
Total Foreign Issuer Bonds
(Cost $288,648)		285,082

U.S. GOVERNMENT OBLIGATIONS – 0.8%
U.S. Treasury Notes – 0.8%
4.75%, 7/31/25	20,000	20,094
Total U.S. Government Obligations
(Cost $19,923)		20,094

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 66.0%
Alabama – 4.2%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	$7,425	$7,698
Baldwin County Board of Education School Warrants Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	6,335	6,456
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(4)	7,000	7,147
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 5.01%, 6/1/27(1) (5)	20,000	20,063
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,
4.00%, 12/1/24	3,000	3,005
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.22%, 12/1/26(1) (5)	29,000	28,291
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
3.65%, 1/10/25(5) (6)	4,250	4,257
Muscle Shoals Utilities Board Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	1,450	1,477
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.52%, 4/1/24(1) (5)	26,000	25,999
		104,393
Alaska – 0.4%
North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	9,404

FIXED INCOME FUNDS    253    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Alaska – 0.4%continued
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
5.00%, 6/1/24	$580	$583
		9,987
Arizona – 1.1%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.12%, 11/4/26(1) (5)	7,635	7,508
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.12%, 11/4/25(1) (4)	1,495	1,497
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,616
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,573
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,091
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,266
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 4.44%, 10/18/24(1) (5)	7,495	7,481
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Arizona – 1.1%continued
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	$1,750	$1,767
		26,910
California – 4.9%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.17%, 4/1/27(1) (5)	8,500	8,292
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.32%, 4/1/26(1) (5)	8,750	8,636
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	23,650	24,579
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.22%, 8/1/24(1) (5)	12,000	11,921
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 10/1/47(6)	1,000	1,000
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(5) (6)	4,000	4,007
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	503

NORTHERN FUNDS QUARTERLY REPORT     254    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
California – 4.9%continued
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/24	$3,020	$3,049
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	430
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,934
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,147
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.01%, 5/21/24(1) (5)	7,000	6,990
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.01%, 5/21/24(1) (5)	3,880	3,874
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.01%, 5/21/24(1) (5)	13,625	13,605
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	325	346
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project, Escrowed to Maturity,
5.00%, 10/15/24	10,000	10,177
Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
5.00%, 8/1/24	3,000	3,037
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
California – 4.9%continued
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/24	$1,000	$1,005
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/25	8,500	8,714
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	4,000	4,136
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/24	1,100	1,112
		121,494
Colorado – 2.5%
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,410
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 4.42%, 8/17/26(1) (5)	22,100	21,927
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,383
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/24	2,300	2,342
5.00%, 11/15/25	3,160	3,295
5.00%, 11/15/26	15,560	16,629
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 3.96%, 9/1/24(1) (5)	5,880	5,865
		60,851
Connecticut – 3.3%
Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,
5.00%, 7/15/24	1,525	1,541

FIXED INCOME FUNDS    255    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Connecticut – 3.3%continued
Connecticut State G.O. Unlimited Bonds, Series A,
1/15/26(7)	$4,100	$4,288
Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,360
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,832
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,266
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(5) (6)	5,000	5,004
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.17%, 11/15/24(1) (5)	10,000	9,969
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Refunding Bonds, Series C, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 4.50%, 11/15/24(1) (5)	6,890	6,876
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	2,790
5.00%, 11/15/24	2,335	2,366
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/24	700	711
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/24	2,475	2,517
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	10,000	10,210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Connecticut – 3.3%continued
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
3/1/26(7)	$2,715	$2,851
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	1,480	1,529
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/24	6,315	6,319
Madison G.O. Unlimited BANS,
4.00%, 12/19/24	7,455	7,514
		80,943
District of Columbia – 0.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/24	3,740	3,815
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	2,000	2,021
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,455
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	10,000	10,106
		17,397
Florida – 2.6%
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	2,500	2,580
Cape Coral G.O. Unlimited Bonds,
4.00%, 3/1/25	810	820
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,086
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,103

NORTHERN FUNDS QUARTERLY REPORT     256    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Florida – 2.6%continued
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	$2,000	$2,064
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	1,870	1,930
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	5,114
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,544
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,678
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,797
Miami Special Obligation Revenue Bonds, Series A, New Administrative Building,
5.00%, 3/1/25	360	369
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/24	7,000	7,073
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(5) (6)	2,500	2,553
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 4.25%, 7/1/24(1) (5)	10,000	9,948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Florida – 2.6%continued
Miami-Dade County Special Obligation Capital Asset Acquisition Revenue Bonds,
5.00%, 4/1/25	$2,030	$2,086
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,465
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,017
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,454
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/24	4,000	4,062
		62,743
Georgia – 0.4%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	809
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,645
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/24	1,000	1,005
Georgia State G.O. Unlimited Bonds, Series A, Group 1,
5.00%, 8/1/25	4,000	4,150
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/24	600	602
5.00%, 6/1/25	700	710
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(5) (6)	1,000	1,008
		9,929
Hawaii – 0.1%
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/25	2,785	2,845

FIXED INCOME FUNDS    257    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Idaho – 0.1%
Idaho State Health Facilities Authority Revenue Refunding Bonds, Series D, Trinity Health,
5.00%, 12/1/24	$1,520	$1,548
Illinois – 1.3%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,599
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/24	2,000	2,000
5.00%, 1/1/25	1,000	1,014
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,076
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,926
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.97%, 9/1/25(1) (5)	9,705	9,702
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/24	1,020	1,035
3.25%, 11/1/26	6,855	6,834
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	811
3.80%, 10/1/26	600	614
Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.00%, 12/1/24	2,210	2,246
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,038
		32,895
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Indiana – 1.2%
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	$1,545	$1,593
Hamilton Southeastern Schools G.O Limited Bonds (State Intercept Program),
5.00%, 12/31/24	4,700	4,786
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,116
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(5) (6)	10,000	9,840
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, Indiana University Health,
5.00%, 12/1/24	1,420	1,443
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	1,025	1,048
5.00%, 2/1/26	1,765	1,849
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.17%, 3/1/27(1) (5)	6,935	6,720
		28,395
Iowa – 0.4%
Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	1,855
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,715	1,769
Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,
5.00%, 6/1/24	7,155	7,210
		10,834

NORTHERN FUNDS QUARTERLY REPORT     258    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Kansas – 0.2%
Maize G.O. Unlimited Bonds, Series A,
0.45%, 9/1/24	$3,520	$3,424
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,960
		5,384
Kentucky – 0.2%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(5) (6)	5,410	5,411
Louisiana – 0.6%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 4.27%, 5/1/26(1) (5)	12,305	12,063
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,095
		15,158
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 11/1/24	1,125	1,145
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	702
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	905
		2,752
Maryland – 0.9%
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,302
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.35%, 3/1/24	500	497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Maryland – 0.9%continued
0.40%, 9/1/24	$1,100	$1,078
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,163
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,262
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,664
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds, Second Series (County Gtd.), Prerefunded,
4.00%, 6/1/24(4)	8,265	8,302
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
5.00%, 6/1/24	1,000	1,009
		21,277
Massachusetts – 0.1%
Massachusetts State Federal Highway Revenue GARVEE Bonds GANS, Series A,
5.00%, 6/15/25	2,360	2,384
Michigan – 1.7%
Michigan State Finance Authority Revenue Refunding Bonds, MidMichigan Health Hospital, Prerefunded,
5.00%, 6/1/24(4)	5,000	5,040
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 4.62%, 4/15/27(1) (5)	15,000	14,915
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	656
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,298

FIXED INCOME FUNDS    259    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Michigan – 1.7%continued
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	$1,270	$1,274
South Lyon Community Schools G.O. Unlimited Bonds, Series II,
4.00%, 5/1/25	1,800	1,829
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/24	3,375	3,372
Wayne County Airport Authority Revenue Refunding Bonds (AMT),
4.00%, 12/1/24(2)	11,730	11,765
		42,149
Minnesota – 2.5%
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	4,405	4,606
Lakeville Independent School District No. 194 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),
5.00%, 2/1/25	3,745	3,835
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 4.61%, 12/1/27(1) (5)	40,000	39,600
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,182
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
4.38%, 4/1/25	7,000	7,033
		60,256
Mississippi – 0.2%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(4)	1,530	1,598
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Mississippi – 0.2%continued
Mississippi State Development Bank Special Obligations Revenue Refunding Bonds, Series A, Harrison County Highway,
5.00%, 1/1/25	$3,000	$3,059
		4,657
Missouri – 0.9%
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	21,121
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	603
		21,724
Nebraska – 0.3%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	6,590	6,718
Nevada – 0.8%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/24	1,500	1,511
5.00%, 7/1/25	2,550	2,612
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/24	2,000	2,015
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/25	6,345	6,529
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/24	6,935	6,993
		19,660
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,010

NORTHERN FUNDS QUARTERLY REPORT     260    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
New Hampshire – 0.1%continued
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	$1,000	$1,003
		2,013
New Jersey – 1.4%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
3.00%, 8/15/24	500	500
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,263
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/24	1,980	1,960
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,384
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	5,350	5,401
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,839
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	758
5.00%, 12/1/26	1,350	1,448
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	5,000	5,175
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,714
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	6,165	6,361
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/25	2,250	2,319
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
New Jersey – 1.4%continued
River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/24	$1,130	$1,114
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/24	595	585
		34,821
New Mexico – 0.5%
New Mexico Finance Authority Senior Lien Revenue Bonds, Series A,
5.00%, 6/1/25	5,200	5,365
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	7,315	7,686
		13,051
New York – 6.9%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,366
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.32%, 9/1/25(1) (5)	11,500	11,324
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 3.94%, 4/1/24(1) (5)	4,220	4,216
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 4.04%, 11/1/26(1)	960	950
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 4.26%, 4/1/26(1) (5)	40,000	39,542
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,472

FIXED INCOME FUNDS    261    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
New York – 6.9%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/24	$8,570	$8,724
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/26	3,580	3,680
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5,000	5,307
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,654
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	12,500	12,956
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/26	15,000	15,789
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	4,165	4,260
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,
5.00%, 3/15/24	16,000	16,070
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.65%, 4/1/24	710	703
Oneida County G.O. Limited BANS,
5.00%, 3/1/24	7,000	7,020
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/24	11,000	11,208
5.00%, 11/15/25	3,500	3,651
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
New York – 6.9%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.66%, 4/1/26(1)	$15,560	$15,568
		169,460
North Carolina – 3.8%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,042
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,715
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, Escrowed to Maturity,
5.00%, 2/1/24	20,340	20,361
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 4.26%, 6/1/25(1) (5)	30,000	30,030
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.26%, 6/1/25(1) (5)	11,500	11,511
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.26%, 6/1/25(1) (5)	23,925	23,949
		93,608
North Dakota – 0.6%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,762
University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,008
		13,770

NORTHERN FUNDS QUARTERLY REPORT     262    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Ohio – 1.4%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/24	$1,190	$1,193
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/25	615	629
5.00%, 2/15/26	3,000	3,126
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,078
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,715
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	3,500	3,538
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(5) (6)	3,150	3,164
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(5) (6)	2,000	2,038
Northeast Ohio Regional Sewer District Revenue Refunding Bonds, Prerefunded,
5.00%, 11/15/24(4)	8,265	8,410
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,056
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	2,000	2,046
University of Toledo Revenue Refunding Bonds, Series B,
5.00%, 6/1/25	1,055	1,084
		34,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	$13,000	$12,839
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	1,815
		14,654
Oregon – 0.3%
Oregon State Department of Transportation Highway User Tax Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(4)	5,500	5,594
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,560
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/24	125	126
5.00%, 7/1/25	125	127
		8,407
Pennsylvania – 4.9%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 4.06%, 8/1/27(1) (5)	5,000	4,942
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 4.57%, 5/15/27(1) (5)	40,000	39,496
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.96%, 11/1/25(1) (5)	4,415	4,345

FIXED INCOME FUNDS    263    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Pennsylvania – 4.9%continued
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(4)	$6,250	$6,488
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.27%, 3/1/26(1) (5)	7,000	6,844
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 4.10%, 3/1/27(1) (5)	11,000	10,647
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(4)	5,215	5,328
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.27%, 6/3/24(1) (5)	13,165	13,106
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 10/1/24	6,010	6,107
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/24	750	753
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 3.87%, 7/15/26(1) (5)	2,500	2,498
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,208
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Pennsylvania – 4.9%continued
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/24	$630	$637
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/24	600	606
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	2,000	2,074
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,514
		119,593
Puerto Rico – 0.2%
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(5) (6)	4,250	4,424
South Carolina – 0.7%
Clover School District No. 2 G.O. Unlimited BANS (SCSDE Insured),
5.00%, 10/3/24	10,000	10,123
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,261
Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/25	2,005	2,053
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/25	400	412
5.00%, 6/1/26	375	395
		16,244

NORTHERN FUNDS QUARTERLY REPORT     264    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Tennessee – 1.3%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (6)	$3,000	$3,014
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(5) (6)	3,500	3,513
Knoxville G.O. Unlimited Refunding Bonds,
5.00%, 5/1/25	7,235	7,453
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,225
Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/24	2,350	2,343
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/24	350	350
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	13,385
		31,283
Texas – 6.3%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(5) (6)	2,000	1,986
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,347
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,175
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,771
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(4)	2,035	2,106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Texas – 6.3%continued
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	$1,000	$1,041
Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,
5.00%, 2/15/24	1,400	1,403
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	908
Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,
0.84%, 1/1/24	500	500
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	1,760	1,824
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,429
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,017
Dallas Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/24	5,105	5,116
Dallas Equipment Acquisition Contract G.O. Limited Bonds,
5.00%, 2/15/24	5,375	5,387
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/24	1,500	1,515
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,202
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), Prerefunded,
5.00%, 2/15/25(4)	7,500	7,661
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(5) (6)	3,500	3,552

FIXED INCOME FUNDS    265    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Texas – 6.3%continued
Denton County Tax Notes G.O. Limited Bonds,
5.00%, 9/30/24	$3,915	$3,976
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series E (PSF, Gtd.),
5.00%, 2/15/25	2,215	2,267
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,002
Frisco G.O. Limited Refunding Bonds,
2.00%, 2/15/24	6,320	6,306
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,246
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,558
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	389
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	1,825	1,899
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/25	850	870
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	2,315	2,341
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,949
Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/24	875	880
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/25	375	385
5.00%, 4/15/26	675	708
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Texas – 6.3%continued
Mission Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/25	$1,215	$1,243
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,013
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,183
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,048
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,907
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 4.74%, 12/1/25(1) (5)	10,000	9,982
San Antonio G.O. Limited Bonds,
5.00%, 2/1/25	10,000	10,228
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(5) (6)	1,500	1,509
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,689
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,035
Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,
5.00%, 7/1/24	2,000	2,021
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (6)	3,400	3,418
Texas State G.O. Unlimited Bonds (AMT),
6.00%, 8/1/24	1,420	1,443

NORTHERN FUNDS QUARTERLY REPORT     266    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Texas – 6.3%continued
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	$5,040	$5,218
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,071
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	4,107
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,794
Williamson County G.O. Unlimited Bonds, Prerefunded,
4.00%, 2/15/25(4)	10,000	10,136
		153,761
Utah – 0.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,006
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/24	2,000	2,022
		3,028
Virginia – 0.7%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,661
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/24	4,400	4,488
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,032
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(5) (6)	4,715	4,728
		16,909
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Washington – 3.3%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 4.07%, 11/1/26(1) (5)	$24,000	$23,596
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/24	8,000	8,141
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	1,000	1,034
FYI Properties Lease Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 6/1/25	3,000	3,088
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(4)	2,335	2,443
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	7,221
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	2,700	2,815
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.12%, 11/1/26(1) (5)	7,520	7,315
Washington State G.O. Unlimited Bonds, Series B, Bid Group 1,
5.00%, 2/1/25	3,300	3,379
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,239

FIXED INCOME FUNDS    267    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Washington – 3.3%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	$2,125	$2,203
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,343
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/25	10,000	10,115
		80,932
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	503
3.55%, 11/1/26	475	478
		981
Wisconsin – 1.1%
Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/24	2,580	2,561
PMA Levy & Aid Anticipation Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 9/25/24	5,595	5,657
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/25	2,015	2,053
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/25	2,000	2,050
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.52%, 7/31/24(1) (5)	5,000	4,997
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.0%continued
Wisconsin – 1.1%continued
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.45%, 3/1/24	$525	$522
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 4.29%, 5/1/25(1)	10,500	10,436
		28,276
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,858
Total Municipal Bonds
(Cost $1,622,070)		1,620,844

SHORT-TERM INVESTMENTS – 10.5%
Anne Arundel County Maryland G.O. Limited Refunding Bonds,
5.00%, 4/1/24	10,000	10,053
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/24	5,925	6,008
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/24	5,000	5,074
Charleston School Public Facilities Corporation Installment Purchase Revenue Bonds, City of Charleston Project,
5.00%, 9/1/24	810	821
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/24(5) (6)	4,000	3,956
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(5) (6)	8,500	8,470
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(5) (6)	14,790	14,477

NORTHERN FUNDS QUARTERLY REPORT     268    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Dripping Springs Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/24	$1,000	$1,002
Edison Township G.O. Unlimited BANS,
4.50%, 11/7/24	4,680	4,729
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.38%, 8/1/24(5) (6)	8,335	8,263
Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/24	5,085	5,101
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital,
5.00%, 10/1/24	2,180	2,213
Houston Housing Finance Corp. MFH Variable Revenue Bonds, Sunset Gardens Apartments (FHA Insured, HUD Sector 8 Program),
4.00%, 10/1/24(5) (6)	2,500	2,505
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago Medical Center,
5.00%, 8/15/24	1,145	1,158
Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,
2.00%, 4/1/24(5) (6)	1,000	994
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bond (State Intercept Program),
5.00%, 7/15/24	1,140	1,151
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health,
3.50%, 1/9/24(5) (8)	20,000	20,000
Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(5) (6)	4,000	3,987
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Lancaster County Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/24	$1,275	$1,285
Las Varas Public Facility Corp. MFH Variable Revenue Bonds, Horizon Pointe Apartments,
0.40%, 5/1/24(5) (6)	20,000	19,697
Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(5) (6)	8,000	7,918
Maine State Housing Authority Mortgage Purchase Variable Revenue Bonds, Series B, Social Bonds,
3.13%, 5/1/24(5) (6)	4,670	4,659
Maricopa County Individual Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project,
3.38%, 6/3/24(5) (6)	1,000	996
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),
0.55%, 6/1/24(5) (6)	10,000	9,824
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,
0.58%, 8/1/24(5) (6)	3,000	2,940
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/24	1,000	1,020
Multnomah County School District No. 1J Portland G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/24	1,605	1,620
New Jersey State G.O. Unlimited Bonds, Covid-19 Emergency Bonds,
5.00%, 6/1/24	10,000	10,086
New Mexico State Finance Authority Transportation Subordinate Revenue Refunding Bonds, Series A,
5.00%, 6/15/24	3,185	3,215

FIXED INCOME FUNDS    269    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Noblesville High School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/24	$590	$595
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(5) (6)	7,000	7,007
Ohio State Housing Finance Agency MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),
3.35%, 7/1/24(5) (6)	2,000	1,992
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(5) (6)	8,200	8,204
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(5) (6)	3,000	2,993
Philadelphia School District TRANS, Series A,
5.00%, 6/28/24	1,475	1,485
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/24	2,000	2,027
Regional Transportation District Refunding COPS,
5.00%, 6/1/24	2,940	2,964
Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,
1.50%, 7/1/24(5) (6)	15,840	15,525
Sarasota County School Board COPS Master Lease Program,
5.00%, 7/1/24	750	758
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/24	1,455	1,474
South Dakota State Housing Development Authority Variable Revenue Bonds, Series J (GNMA, FNMA, FHLMC Insured),
3.88%, 12/12/24(5) (6)	3,200	3,214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Vermont State G.O. Unlimited Refunding Bonds, Citizen Bonds,
5.00%, 8/15/24	$4,555	$4,614
Virginia State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/24	1,100	1,110
Washington State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/24	10,000	10,103
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (9) (10)	30,256	30,256
Total Short-Term Investments
(Cost $258,722)		257,543

Total Investments – 99.2%
(Cost $2,444,447)		2,436,019
Other Assets less Liabilities – 0.8%		20,638
NET ASSETS – 100.0%		$2,456,657

(1)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(4)	Maturity date represents the prerefunded date.
(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2023.
(8)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

NORTHERN FUNDS QUARTERLY REPORT     270    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRANS - Tax and Revenue Anticipation Notes
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	0.1%
Corporate Bonds	10.2%
Foreign Issuer Bonds	11.6%
U.S. Government Obligations	0.8%
Municipal Bonds	66.0%
Investment Companies	1.2%
Short-Term Investments	9.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities	$—	$3,110	$—	$3,110
Corporate Bonds(1)	—	249,346	—	249,346
Foreign Issuer Bonds(1)	—	285,082	—	285,082
U.S. Government Obligations	—	20,094	—	20,094
Municipal Bonds(1)	—	1,620,844	—	1,620,844
Investment Companies	30,256	—	—	30,256
Short-Term Investments	—	227,287	—	227,287
Total Investments	$30,256	$2,405,763	$—	$2,436,019

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    271    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$91,209	$897,953	$958,906	$4,377	$30,256	$30,256,000
NORTHERN FUNDS QUARTERLY REPORT     272    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.2%
Alabama – 1.5%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/35	$1,540	$1,774
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(1)	1,000	1,021
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3)	2,500	2,508
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(2) (3)	5,000	5,028
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(2) (3)	1,000	1,086
		11,417
Arizona – 0.9%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,107
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	974
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,329
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,007
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	811
		7,228
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,277
2.25%, 2/1/41	1,000	741
		3,018
California – 7.6%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(4)	1,500	806
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3)	5,000	5,034
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,356	3,267
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	921
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	789
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,059
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	751

FIXED INCOME FUNDS    273    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 7.6%continued
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	$5,000	$5,237
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,523
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	3,385	3,456
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,216
Los Angeles Department Of Water & Power System Revenue Bonds,
5.00%, 7/1/46	1,000	1,123
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,110
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	5,389
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(5)	2,000	1,012
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,148
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/49	4,135	4,420
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	5,113
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,545
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 7.6%continued
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	$5,000	$5,265
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
5.13%, 8/1/41	3,200	3,526
		58,785
Colorado – 7.8%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,028
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	242
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,524
Colorado State COPS,
6.00%, 12/15/39	5,000	6,166
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,335
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,610
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,000
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,580
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,240
5.00%, 11/15/47	1,500	1,605

NORTHERN FUNDS QUARTERLY REPORT     274    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Colorado – 7.8%continued
4.13%, 11/15/53	$1,000	$965
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,077
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,562
0.00%, 8/1/39(5)	2,805	1,422
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,543
Denver City & County Dedicated TRB, Series A,
4.00%, 8/1/51	5,000	4,881
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/1/27	1,500	1,527
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	5,475
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,191
		59,973
Connecticut – 1.8%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	4,480	4,722
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,083
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	2,600	2,654
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,227
		13,686
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
District of Columbia – 2.6%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	$5,000	$5,322
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,008
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,543
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,108
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,171
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,899
5.00%, 7/1/43	3,000	3,140
		20,191
Florida – 6.7%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,576
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,046
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/25	1,000	1,020
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,010
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,028

FIXED INCOME FUNDS    275    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Florida – 6.7%continued
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	$2,500	$2,513
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,780
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	462
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,010
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,030
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	2,000	2,098
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	8,335
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,541
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,223
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,451
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,430
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,053
5.00%, 10/1/36	1,750	1,837
		51,443
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Georgia – 1.4%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	$500	$513
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,567
5.50%, 7/1/60	2,500	2,525
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,648
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,227
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,485
		10,965
Hawaii – 0.8%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,109
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,143
		6,252
Idaho – 0.4%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,500	2,766
Illinois – 4.1%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,504
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 1/1/25	1,000	1,019

NORTHERN FUNDS QUARTERLY REPORT     276    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Illinois – 4.1%continued
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 1/1/36	$500	$587
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,204
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,787
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,288
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,976
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	506
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,511
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,834
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.25%, 1/1/43	3,000	3,453
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,000	2,000
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,255
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,002
		31,926
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Indiana – 0.7%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	$1,000	$758
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3)	1,500	1,386
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3)	1,125	1,032
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,155
		5,331
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3)	2,500	2,561
Kansas – 0.1%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	890	872
Kentucky – 3.9%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3)	1,500	1,403
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	4,207
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,023
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3)	10,000	10,027

FIXED INCOME FUNDS    277    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Kentucky – 3.9%continued
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	$600	$633
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	8,560
		29,853
Louisiana – 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	6,040
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,035
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 5/1/25(1)	2,500	2,552
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,046
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,187
		16,860
Maine – 0.0%
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 7/1/25	100	103
Maryland – 0.4%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,706
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Maryland – 0.4%continued
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	$1,100	$1,131
		2,837
Massachusetts – 4.2%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,670
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,059
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,286
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/52	3,500	3,880
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	966
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,783
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,098
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,574
5.00%, 11/15/39	2,500	2,601
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,307
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	1,500	1,506
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,721

NORTHERN FUNDS QUARTERLY REPORT     278    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Massachusetts – 4.2%continued
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	$1,455	$1,550
		32,001
Michigan – 2.1%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,130
Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),
5.00%, 5/1/26	2,525	2,656
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,055
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,030
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,858
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,071
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,705
		16,505
Minnesota – 0.7%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	297
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3)	5,000	5,031
		5,328
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	$1,000	$623
Missouri – 1.6%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,158
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,027
5.00%, 5/1/45	3,395	3,485
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,651
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,573
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,332
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	717
		11,943
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	48

FIXED INCOME FUNDS    279    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Nebraska – 1.2%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	$1,000	$1,048
5.00%, 11/15/37	1,000	1,043
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	1,500	1,529
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,533
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/43	1,000	1,013
		9,166
Nevada – 0.6%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,017
New Jersey – 1.0%
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	557
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	2,500	2,580
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,804
		7,941
New Mexico – 0.3%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	956
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New Mexico – 0.3%continued
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	$1,000	$985
		1,941
New York – 13.7%
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,228
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,287
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,908
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,035
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,588
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,207
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	268
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/43	8,310	8,681

NORTHERN FUNDS QUARTERLY REPORT     280    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New York – 13.7%continued
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	$4,750	$3,816
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	4,171
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,689
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,659
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,217
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	2,500	2,591
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	500	518
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	763
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(1)	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	620
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2,
5.00%, 3/15/36	600	659
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New York – 13.7%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	$5,000	$5,469
5.25%, 3/15/39	2,500	2,722
5.00%, 3/15/49	3,000	3,253
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,068
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,997
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,000
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	7,055	5,346
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,321
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,372
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	50
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	610
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,892

FIXED INCOME FUNDS    281    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New York – 13.7%continued
Port Authority of New York & New Jersey Consolidated Revenue Bonds,
5.00%, 9/1/39	$5,000	$5,033
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,008
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,072
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,677
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(1)	500	508
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 8/15/24	3,000	3,035
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,580
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,686
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,513
		105,123
North Carolina – 0.3%
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,047
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	729
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
North Carolina – 0.3%continued
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	$500	$529
		2,305
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,162
Ohio – 0.8%
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	207
Ohio State Common School G.O. Unlimited Bonds, Series A,
5.00%, 3/15/37	3,125	3,137
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,029
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,553
		5,926
Oregon – 2.2%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	7,500	3,986
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	568
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,115
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,147

NORTHERN FUNDS QUARTERLY REPORT     282    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Oregon – 2.2%continued
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	$3,500	$3,666
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	757
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(5)	5,000	1,565
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,144
		16,948
Pennsylvania – 2.9%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,037
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	843
5.00%, 5/1/35	865	886
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,273
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,615
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,108
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,559
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Pennsylvania – 2.9%continued
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	$2,000	$2,173
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,854
		22,348
Rhode Island – 0.7%
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,276
South Carolina – 2.0%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/24	1,000	1,019
5.00%, 12/1/26	1,125	1,202
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,633
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(2) (3)	2,000	2,178
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,401
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,605	5,727
University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,
5.00%, 5/1/52	1,000	1,077
		15,237
Tennessee – 1.1%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3)	5,000	5,013

FIXED INCOME FUNDS    283    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Tennessee – 1.1%continued
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	$50	$48
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	73
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(2) (3)	3,270	3,414
		8,548
Texas – 8.1%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	518
5.00%, 11/15/35	2,500	2,567
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	5,026
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	654
Collin County G.O. Limited Bonds,
5.00%, 2/15/25	2,060	2,109
Dallas G.O. Limited Bonds,
5.00%, 2/15/32	1,650	1,679
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	550	572
5.00%, 11/1/47	525	584
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,391
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3)	2,500	2,399
Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.25%, 2/15/53	5,000	5,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Texas – 8.1%continued
Klein Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	$2,725	$2,819
Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	3,000	3,099
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services Corp.,
5.00%, 5/15/51	3,435	3,667
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,677
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	2,440	2,491
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,504
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	3,830	4,005
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	1,275	1,295
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	494
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,721
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	523
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,655
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	787

NORTHERN FUNDS QUARTERLY REPORT     284    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Texas – 8.1%continued
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/25	$885	$905
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
4.00%, 7/1/53	2,000	1,873
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	1,250	1,273
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,011
Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	2,185	2,189
		62,556
Utah – 1.0%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,324
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,321
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,632
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,081
		7,358
Virginia – 2.0%
Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	2,681
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,631
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Virginia – 2.0%continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,
5.00%, 2/1/38	$825	$970
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(2) (3)	4,000	4,011
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,869
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	3,000	2,317
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	820
		15,299
Washington – 4.8%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,193
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/25	1,320	1,347
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series U,
4.00%, 1/1/26	3,000	3,067
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	571
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,515
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,057
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/33	1,000	1,021

FIXED INCOME FUNDS    285    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Washington – 4.8%continued
5.00%, 2/1/37	$5,000	$5,089
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,228
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/28	1,445	1,476
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,001
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,005
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,332
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,623
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/33	4,515	4,525
		37,050
Wisconsin – 1.1%
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,755
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,099
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,175
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,487
		8,516
Total Municipal Bonds
(Cost $784,492)		740,232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (6) (7)	$6,302	$6,302
Broward County School District Revenue TANS,
5.00%, 6/28/24	4,000	4,032
Indianapolis Local Public Improvement Bank Revenue Bonds, Series B, Waterworks Project (NATL Insured),
5.25%, 1/1/24	2,000	2,000
Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/24	850	852
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3)	5,000	4,837
Mckinney Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/24	3,500	3,508
Philadelphia School District TRANS, Series A,
5.00%, 6/28/24	2,450	2,466
Quincy G.O. Limited BANS,
5.00%, 7/5/24	1,500	1,513
Regional Transportation District Refunding COPS,
5.00%, 6/1/24	1,000	1,008
Total Short-Term Investments
(Cost $26,668)		26,518

Total Investments – 99.7%
(Cost $811,160)		766,750
Other Assets less Liabilities – 0.3%		2,522
NET ASSETS – 100.0%		$769,272

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31, 2023 is disclosed.
(4)	Step coupon bond. Rate as of December 31, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT     286    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
(7)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.2%
Investment Companies	0.8%
Short-Term Investments	2.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$740,232	$—	$740,232
Investment Companies	6,302	—	—	6,302
Short-Term Investments	—	20,216	—	20,216
Total Investments	$6,302	$760,448	$—	$766,750

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    287    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,292	$267,197	$271,187	$749	$6,302	$6,302,000
NORTHERN FUNDS QUARTERLY REPORT     288    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.2%
Auto Loan – 0.2%
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	$2,800	$2,802
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 9/15/25(1)	973	972
		3,774
Automobile – 1.6%
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	2,100	2,125
Ford Credit Auto Lease Trust, Series 2022-A, Class A3
3.23%, 5/15/25	782	779
Ford Credit Auto Owner Trust, Series 2020-A, Class A4
1.35%, 7/15/25	335	334
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 8/15/25	2,450	2,448
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A
5.14%, 3/15/26	1,324	1,322
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	1,777	1,766
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	4,397	4,271
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	1,150	1,152
Hyundai Auto Receivables Trust, Series 2022-C, Class A2A
5.35%, 11/17/25	2,904	2,902
Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A4
0.51%, 3/15/27	1,805	1,794
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2
5.26%, 10/15/25	2,101	2,100
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2
5.09%, 1/15/26	660	659
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.2%continued
Automobile – 1.6%continued
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2
5.36%, 5/15/26	$2,034	$2,033
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2
6.08%, 8/17/26	2,884	2,889
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	1,710	1,668
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	418	405
		28,647
Credit Card – 6.0%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,446
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	4,500	4,434
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	33,255
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	7,970
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,070
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	13,931
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,261
Golden Credit Card Trust, Series 2022-2A, Class A
(Floating, U.S. SOFR + 0.25%), 5.60%, 1/15/26(1) (2)	22,600	22,600
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,274
		105,241

FIXED INCOME FUNDS    289    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.2%continued
Other – 1.4%
Dell Equipment Finance Trust, Series 2021-2, Class A3
0.53%, 12/22/26(1)	$1,499	$1,487
Hpefs Equipment Trust, Series 2022-3A, Class A2
5.26%, 8/20/29(1)	1,904	1,902
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 9/9/25(1)	1,379	1,377
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	20,231
		24,997
Total Asset-Backed Securities
(Cost $164,829)		162,659

CORPORATE BONDS – 38.2%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
1.95%, 2/1/24	7,958	7,932
Apparel & Textile Products – 0.2%
VF Corp.,
2.40%, 4/23/25	3,609	3,447
Asset Management – 2.1%
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,640
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 6.45%, 3/3/27 (2)	20,000	19,786
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	9,484
		36,910
Automotive – 2.1%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	4,830	4,670
Ford Motor Credit Co. LLC,
(Floating, U.S. SOFR + 2.95%), 8.35%, 3/6/26 (2)	1,030	1,058
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 6.16%, 3/8/24 (2)	7,400	7,400
1.20%, 10/15/24	1,000	965
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Automotive – 2.1%continued
(Floating, U.S. SOFR + 0.62%), 5.99%, 10/15/24 (2)	$250	$250
3.50%, 11/7/24	4,000	3,926
Hyundai Capital America,
0.88%, 6/14/24 (1)	9,900	9,673
5.95%, 9/21/26 (1)	4,000	4,070
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,200	4,051
		36,063
Banking – 8.4%
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.67%), 6.05%, 5/1/25 (2)	3,418	3,409
(Floating, U.S. SOFR + 0.69%), 6.07%, 1/25/26 (2)	12,100	12,028
(Floating, U.S. SOFR + 1.28%), 6.68%, 2/24/28 (2)	21,000	20,958
Fifth Third Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 1.23%), 5.85%, 10/27/25 (3)	15,900	15,858
JPMorgan Chase & Co.,
(Floating, CME Term SOFR 3M + 1.11%), 6.52%, 1/10/25 (2)	1,305	1,306
(Floating, U.S. SOFR + 0.77%), 6.18%, 9/22/27 (2)	15,100	14,965
(Floating, U.S. SOFR + 1.18%), 6.58%, 2/24/28 (2)	13,000	13,019
KeyBank N.A.,
(Variable, U.S. SOFR Compounded Index + 0.32%), 5.67%, 6/14/24 (2)	3,700	3,659
4.15%, 8/8/25	3,800	3,684
KeyCorp,
(Variable, U.S. SOFR Compounded Index + 1.25%), 3.88%, 5/23/25 (3)	7,700	7,528
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (3)	3,105	3,222
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 5.80%, 6/9/25 (2)	25,000	24,627

NORTHERN FUNDS QUARTERLY REPORT     290    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Banking – 8.4%continued
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.70%, 4/25/26 (2)	$14,700	$14,807
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,056
		147,126
Biotechnology & Pharmaceuticals – 0.4%
Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.74%), 6.13%, 11/13/26(1) (2)	7,800	7,819
Chemicals – 0.5%
Avery Dennison Corp.,
0.85%, 8/15/24	3,000	2,911
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	2,700	2,676
Westlake Corp.,
0.88%, 8/15/24	2,375	2,304
		7,891
Containers & Packaging – 0.1%
Graphic Packaging International LLC,
0.82%, 4/15/24(1)	2,022	1,995
Diversified Industrials – 0.2%
Parker-Hannifin Corp.,
3.65%, 6/15/24	3,940	3,902
Electric Utilities – 2.0%
Black Hills Corp.,
1.04%, 8/23/24	3,180	3,086
DTE Energy Co.,
4.22%, 11/1/24	3,300	3,262
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 5.72%, 6/28/24 (2)	8,000	7,994
Southern (The) Co.,
0.60%, 2/26/24	1,580	1,567
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,448
WEC Energy Group, Inc.,
0.80%, 3/15/24	4,420	4,375
		35,732
Electrical Equipment – 0.1%
Carrier Global Corp.,
5.80%, 11/30/25(1)	2,250	2,280
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Entertainment Content – 0.5%
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	$508	$505
3.55%, 4/14/25	1,400	1,370
Warnermedia Holdings, Inc.,
3.43%, 3/15/24	6,200	6,167
		8,042
Food – 0.4%
Cargill, Inc.,
0.40%, 2/2/24 (1)	175	174
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,936
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,830
		6,940
Health Care Facilities & Services – 0.1%
HCA, Inc.,
5.00%, 3/15/24	2,100	2,096
Institutional Financial Services – 3.5%
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	1,500	1,466
(Floating, U.S. SOFR + 0.81%), 6.21%, 3/9/27 (2)	25,000	24,627
Morgan Stanley,
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,258
(Floating, U.S. SOFR + 0.95%), 6.34%, 2/18/26 (2)	20,000	20,004
Nasdaq, Inc.,
5.65%, 6/28/25	10,000	10,098
State Street Corp.,
5.27%, 8/3/26	2,070	2,098
		61,551
Insurance – 6.5%
Athene Global Funding,
(Floating, CME Term SOFR 3M + 0.99%), 6.40%, 1/8/24 (1) (2)	35,000	35,000
Brighthouse Financial Global Funding,
(Floating, U.S. SOFR + 0.76%), 6.12%, 4/12/24 (1) (2)	1,300	1,297
1.75%, 1/13/25 (1)	700	672
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,578

FIXED INCOME FUNDS    291    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Insurance – 6.5%continued
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 5.91%, 9/13/24 (1) (2)	$20,000	$19,867
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	15,220	14,593
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.32%), 5.68%, 1/7/24 (1) (2)	7,700	7,700
Protective Life Global Funding,
0.78%, 7/5/24 (1)	13,300	12,981
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,121
		113,809
Leisure Facilities & Services – 0.2%
Starbucks Corp.,
4.75%, 2/15/26	3,730	3,745
Machinery – 1.0%
Caterpillar Financial Services Corp.,
4.35%, 5/15/26	5,600	5,590
CNH Industrial Capital LLC,
3.95%, 5/23/25	6,090	5,983
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	5,870	5,880
		17,453
Medical Equipment & Devices – 1.6%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.84%, 11/29/24 (2)	11,570	11,542
Boston Scientific Corp.,
3.45%, 3/1/24	3,000	2,987
Stryker Corp.,
3.50%, 3/15/26	7,000	6,830
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	6,600	6,363
		27,722
Oil & Gas Producers – 0.5%
Continental Resources, Inc.,
3.80%, 6/1/24	1,000	992
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Oil & Gas Producers – 0.5%continued
Williams (The) Cos., Inc.,
5.40%, 3/2/26	$5,110	$5,164
		8,407
Real Estate Investment Trusts – 0.1%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.60%), 5.98%, 7/25/25(2)	1,730	1,734
Retail - Consumer Staples – 0.9%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	14,000	13,920
Walmart, Inc.,
4.00%, 4/15/26	1,785	1,776
		15,696
Retail - Discretionary – 0.6%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	980
AutoZone, Inc.,
5.05%, 7/15/26	2,980	3,000
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,936
Ross Stores, Inc.,
4.60%, 4/15/25	5,323	5,282
		11,198
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	795	801
Software – 0.2%
Oracle Corp.,
5.80%, 11/10/25	4,030	4,094
Specialty Finance – 3.8%
Air Lease Corp.,
4.25%, 2/1/24	7,500	7,488
0.80%, 8/18/24	5,100	4,943
Ally Financial, Inc.,
3.88%, 5/21/24	2,646	2,623
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 6.03%, 11/4/26 (2)	27,996	27,631
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,944

NORTHERN FUNDS QUARTERLY REPORT     292    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.2% continued
Specialty Finance – 3.8%continued
Synchrony Financial,
4.25%, 8/15/24	$6,063	$5,996
4.88%, 6/13/25	9,047	8,894
		67,519
Steel – 0.3%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,255
Technology Services – 0.5%
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	2,300	2,280
Global Payments, Inc.,
1.50%, 11/15/24	7,630	7,357
		9,637
Telecommunications – 0.9%
AT&T, Inc.,
(Floating, CME Term SOFR 3M + 1.44%), 6.81%, 6/12/24 (2)	3,619	3,632
1.70%, 3/25/26	2,831	2,650
Sprint LLC,
7.13%, 6/15/24	3,500	3,515
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 6.20%, 3/20/26 (2)	6,696	6,699
		16,496
Total Corporate Bonds
(Cost $679,612)		673,292

FOREIGN ISSUER BONDS – 43.0%
Asset Management – 0.0%
UBS A.G.,
0.45%, 2/9/24(1)	455	453
Automotive – 1.3%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.77%, 8/12/24 (1) (2)	3,000	3,003
5.30%, 8/11/25 (1)	2,900	2,926
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	6,857
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.0% continued
Automotive – 1.3%continued
Mercedes-Benz Finance North America LLC,
(Floating, U.S. SOFR + 0.93%), 6.34%, 3/30/25 (1) (2)	$2,000	$2,013
5.38%, 8/1/25 (1)	2,410	2,431
Volkswagen Group of America Finance LLC,
(Floating, U.S. SOFR + 0.95%), 6.35%, 6/7/24 (1) (2)	5,860	5,868
		23,098
Banking – 36.2%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	5,140	5,172
Banco Santander S.A.,
3.89%, 5/24/24	400	397
(Floating, U.S. SOFR + 1.24%), 6.63%, 5/24/24 (2)	10,400	10,433
5.15%, 8/18/25	6,200	6,166
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.03%, 9/15/26 (2)	25,800	25,502
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 6.19%, 1/27/27 (1) (2)	21,000	20,890
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 5.95%, 3/2/26 (2)	30,000	29,693
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.79%, 2/4/25 (1) (2)	35,000	34,824
BNP Paribas S.A.,
4.25%, 10/15/24	13,084	12,932
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.76%, 7/7/25 (1) (2)	7,800	7,781
(Floating, U.S. SOFR + 0.52%), 5.93%, 6/15/26 (1) (2)	24,500	24,428
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.74%, 1/10/25 (2)	9,700	9,685

FIXED INCOME FUNDS    293    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.0% continued
Banking – 36.2%continued
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	$7,000	$6,876
Credit Suisse A.G.,
3.63%, 9/9/24	3,500	3,450
7.95%, 1/9/25	5,517	5,639
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (3)	4,135	4,165
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (3)	4,060	4,131
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.69%, 11/22/24 (1) (2)	15,000	14,974
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.61%, 11/16/27 (2)	7,500	7,265
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 5.82%, 5/21/24 (1) (2)	22,400	22,391
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (3)	14,030	13,976
HSBC Holdings PLC,
(Floating, CME Term SOFR 3M + 1.64%), 7.01%, 9/12/26 (2)	22,816	23,031
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.42%, 4/1/27 (2)	27,000	26,631
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (3)	7,700	7,600
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 6.08%, 10/14/25 (1) (2)	25,960	25,788
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (3)	10,000	9,953
(Floating, U.S. SOFR + 0.94%), 6.33%, 2/20/26 (2)	3,000	3,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.0% continued
Banking – 36.2%continued
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 6.26%, 6/9/25 (1) (2)	$13,950	$14,007
National Bank of Canada,
0.75%, 8/6/24	12,500	12,144
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	7,007
Nationwide Building Society,
0.55%, 1/22/24 (1)	5,000	4,987
(Floating, U.S. SOFR + 1.29%), 6.68%, 2/16/28 (1) (2)	10,700	10,532
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 5.92%, 8/12/24 (1) (2)	10,700	10,698
(Floating, U.S. SOFR + 0.76%), 6.18%, 9/29/26 (1) (2)	32,900	32,369
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.36%, 6/6/25 (1) (2)	12,200	12,249
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 5.95%, 4/27/26 (2)	20,900	20,670
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.97%, 11/2/26 (2)	15,000	14,821
Skandinaviska Enskilda Banken AB,
(Floating, U.S. SOFR + 0.96%), 6.36%, 6/9/25 (1) (2)	20,000	20,040
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	14,160
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	2,500	2,497
(Floating, U.S. SOFR + 0.88%), 6.24%, 1/14/27 (2)	5,840	5,821
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.91%), 6.31%, 6/10/25 (1) (2)	27,484	27,534
Swedbank AB,
6.14%, 9/12/26 (1)	7,000	7,138
Toronto-Dominion Bank (The),
0.55%, 3/4/24	1,000	991
3.77%, 6/6/25	7,700	7,577
5.53%, 7/17/26	5,000	5,097
(Floating, U.S. SOFR + 0.59%), 5.99%, 9/10/26 (2)	20,000	19,781

NORTHERN FUNDS QUARTERLY REPORT     294    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.0% continued
Banking – 36.2%continued
Westpac Banking Corp.,
1.02%, 11/18/24	$280	$271
(Floating, U.S. SOFR + 0.30%), 5.69%, 11/18/24 (2)	2,972	2,967
(Floating, U.S. SOFR + 1.00%), 6.40%, 8/26/25 (2)	13,230	13,311
(Floating, U.S. SOFR + 0.52%), 5.92%, 6/3/26 (2)	4,200	4,182
		637,624
Electric Utilities – 0.2%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	4,400	4,336
Industrial Support Services – 0.9%
Element Fleet Management Corp.,
1.60%, 4/6/24 (1)	5,800	5,726
6.27%, 6/26/26 (1)	9,720	9,904
		15,630
Institutional Financial Services – 1.3%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	14,900	14,686
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 5.85%, 9/16/24 (1) (2)	7,855	7,848
		22,534
Metals & Mining – 0.4%
Glencore Funding LLC,
4.13%, 3/12/24(1)	7,000	6,974
Oil & Gas Producers – 1.3%
Enbridge, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.63%), 6.02%, 2/16/24 (2)	14,180	14,184
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	9,070	8,746
		22,930
Specialty Finance – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.15%, 2/15/24	5,000	4,980
1.65%, 10/29/24	9,100	8,781
Avolon Holdings Funding Ltd.,
5.25%, 5/15/24 (1)	4,957	4,930
		18,691
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.0% continued
Transportation & Logistics – 0.3%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	$5,060	$4,874
Total Foreign Issuer Bonds
(Cost $762,588)		757,144

U.S. GOVERNMENT AGENCIES – 0.7% (4)
Fannie Mae – 0.4%
Fannie Mae REMICS, Series 2021-47, Class A,
3.00%, 11/25/32	3,405	3,349
Pool #FM3019,
3.50%, 2/1/35	2,079	2,032
Pool #MA3932,
3.50%, 2/1/35	1,856	1,815
		7,196
Freddie Mac – 0.2%
Pool #ZS8641,
2.50%, 2/1/32	3,030	2,855
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	1,341	1,291
Total U.S. Government Agencies
(Cost $11,984)		11,342

U.S. GOVERNMENT OBLIGATIONS – 4.9%
U.S. Treasury Notes – 4.9%
0.75%, 11/15/24	5,000	4,825
4.75%, 7/31/25	10,000	10,047
4.38%, 8/15/26	10,000	10,071
4.63%, 9/15/26	15,000	15,215
4.63%, 11/15/26	45,000	45,731
		85,889
Total U.S. Government Obligations
(Cost $85,085)		85,889

FIXED INCOME FUNDS    295    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (5) (6)	$61,634	$61,634
Total Short-Term Investments
(Cost $61,634)		61,634

Total Investments – 99.5%
(Cost $1,765,732)		1,751,960
Other Assets less Liabilities – 0.5%		8,571
NET ASSETS – 100.0%		$1,760,531

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of December 31, 2023 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	9.2%
Corporate Bonds	38.2%
Foreign Issuer Bonds	43.0%
U.S. Government Agencies	0.7%
U.S. Government Obligations	4.9%
Investment Companies	3.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$162,659	$—	$162,659
Corporate Bonds(1)	—	673,292	—	673,292
Foreign Issuer Bonds(1)	—	757,144	—	757,144
U.S. Government Agencies(1)	—	11,342	—	11,342
U.S. Government Obligations	—	85,889	—	85,889
Investment Companies	61,634	—	—	61,634
Total Investments	$61,634	$1,690,326	$—	$1,751,960

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$69,179	$737,885	$745,430	$2,505	$61,634	$61,634,000
NORTHERN FUNDS QUARTERLY REPORT     296    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 6.2% (1)
Fannie Mae – 3.1%
Pool #555649,
7.50%, 10/1/32	$11	$11
Pool #BH9277,
3.50%, 2/1/48	117	110
Pool #CB7509,
6.00%, 11/1/53	79	80
Pool #DA0021,
6.00%, 9/1/53	80	81
Pool #FS3063,
4.50%, 10/1/52	182	177
Pool #FS4669,
6.00%, 3/1/53	76	78
Pool #FS5952,
6.50%, 10/1/53	79	82
Pool #FS6176,
5.00%, 12/1/47	71	72
Pool #FS6177,
6.50%, 5/1/40	75	80
		771
Freddie Mac – 2.7%
Pool #RA8880,
5.50%, 4/1/53	95	95
Pool #SD1360,
5.50%, 7/1/52	105	106
Pool #SD1710,
5.00%, 10/1/52	189	188
Pool #SD2347,
5.50%, 2/1/53	79	81
Pool #SD2665,
6.00%, 4/1/53	94	96
Pool #SD3817,
6.00%, 9/1/53	114	116
Pool #ZS7735,
2.00%, 1/1/32	1	1
		683
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	19	18
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	72	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.2% (1)continued
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	$8	$8
Pool #782618,
4.50%, 4/15/24	1	1
Pool #783245,
5.00%, 9/15/24(2)	—	—
Pool #783489,
5.00%, 6/15/25(2)	—	—
		9
Total U.S. Government Agencies
(Cost $1,540)		1,547

U.S. GOVERNMENT OBLIGATIONS – 92.1%
U.S. Treasury Inflation Indexed Notes – 1.7%
0.38%, 7/15/25	111	140
0.13%, 4/15/26	126	141
0.13%, 4/15/27	137	140
0.13%, 7/15/30	2	2
		423
U.S. Treasury Notes – 90.4%
4.50%, 11/30/24	483	481
2.50%, 1/31/25	123	120
2.75%, 2/28/25	618	605
2.88%, 4/30/25	618	605
0.25%, 5/31/25	145	137
2.88%, 5/31/25	587	574
0.25%, 7/31/25	677	634
0.25%, 9/30/25	133	124
0.38%, 11/30/25	128	119
0.38%, 12/31/25	159	147
2.63%, 12/31/25	119	115
4.00%, 2/15/26	1,035	1,031
0.75%, 3/31/26	320	297
2.25%, 3/31/26	371	356
0.88%, 6/30/26	302	279
1.88%, 6/30/26	295	280
0.63%, 7/31/26	299	274
1.50%, 8/15/26	3,000	2,809
0.75%, 8/31/26	293	269
1.13%, 10/31/26	211	195
1.50%, 1/31/27	265	246
0.63%, 3/31/27	92	83
0.50%, 5/31/27	257	229

FIXED INCOME FUNDS    297    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 92.1%continued
U.S. Treasury Notes – 90.4%continued
0.38%, 9/30/27	$311	$273
2.25%, 11/15/27	226	213
0.63%, 11/30/27	236	208
3.88%, 11/30/27	588	587
0.75%, 1/31/28	229	202
3.50%, 4/30/28	700	689
1.25%, 5/31/28	215	192
3.63%, 5/31/28	1,000	990
4.00%, 6/30/28	250	251
2.88%, 8/15/28	595	570
1.13%, 8/31/28	208	184
4.38%, 8/31/28	750	767
3.13%, 11/15/28	588	569
4.38%, 11/30/28	250	256
2.88%, 4/30/29	879	837
4.00%, 2/28/30	250	251
4.13%, 8/31/30	3,250	3,295
4.38%, 11/30/30	350	360
3.75%, 12/31/30	200	199
3.50%, 2/15/33	680	661
3.38%, 5/15/33	300	289
4.50%, 11/15/33	700	736
		22,588
Total U.S. Government Obligations
(Cost $23,657)		23,011

SHORT-TERM INVESTMENTS – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (3) (4)	350	350
U.S. Treasury Bill,
5.30%, 4/11/24(5)	5	5
Total Short-Term Investments
(Cost $355)		355

Total Investments – 99.7%
(Cost $25,552)		24,913
Other Assets less Liabilities – 0.3%		82
NET ASSETS – 100.0%		$24,995

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2023 is disclosed.
(5)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	6.2%
U.S. Government Obligations	92.1%
Investment Companies	1.4%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,547	$—	$1,547
U.S. Government Obligations(1)	—	23,011	—	23,011
Investment Companies	350	—	—	350
Short-Term Investments	—	5	—	5
Total Investments	$350	$24,563	$—	$24,913

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     298    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,039	$6,209	$7,898	$18	$350	$350,000
FIXED INCOME FUNDS    299    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. TREASURY INDEX FUND	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Bonds – 21.3%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	37
6.38%, 8/15/27	65	70
6.13%, 11/15/27	75	81
5.50%, 8/15/28	50	54
5.25%, 11/15/28	100	106
6.13%, 8/15/29	50	56
6.25%, 5/15/30	75	85
5.38%, 2/15/31	100	110
4.50%, 2/15/36	60	64
4.75%, 2/15/37	25	27
5.00%, 5/15/37	50	56
4.38%, 2/15/38	50	53
4.50%, 5/15/38	45	48
3.50%, 2/15/39	50	48
4.25%, 5/15/39	50	52
4.50%, 8/15/39	50	53
4.38%, 11/15/39	50	52
4.63%, 2/15/40	100	108
1.13%, 5/15/40	300	194
4.38%, 5/15/40	65	68
1.13%, 8/15/40	350	224
3.88%, 8/15/40	100	98
1.38%, 11/15/40	425	283
4.25%, 11/15/40	100	102
1.88%, 2/15/41	450	325
4.75%, 2/15/41	95	103
2.25%, 5/15/41	335	256
4.38%, 5/15/41	40	41
1.75%, 8/15/41	550	384
3.75%, 8/15/41	100	96
2.00%, 11/15/41	400	291
3.13%, 11/15/41	145	127
2.38%, 2/15/42	300	231
3.13%, 2/15/42	100	87
3.00%, 5/15/42	155	132
3.25%, 5/15/42	225	198
2.75%, 8/15/42	130	106
3.38%, 8/15/42	150	134
2.75%, 11/15/42	165	134
4.00%, 11/15/42	300	293
3.13%, 2/15/43	105	90
3.88%, 2/15/43	250	239
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Bonds – 21.3%continued
2.88%, 5/15/43	$225	$185
3.88%, 5/15/43	200	191
3.63%, 8/15/43	100	92
4.38%, 8/15/43	250	256
3.75%, 11/15/43	130	122
4.75%, 11/15/43	100	108
3.63%, 2/15/44	150	138
3.38%, 5/15/44	150	133
3.13%, 8/15/44	225	191
3.00%, 11/15/44	155	129
2.50%, 2/15/45	150	114
3.00%, 5/15/45	125	104
2.88%, 8/15/45	175	142
3.00%, 11/15/45	80	66
2.50%, 2/15/46	150	113
2.50%, 5/15/46	200	150
2.25%, 8/15/46	175	125
2.88%, 11/15/46	100	80
3.00%, 2/15/47	200	164
3.00%, 5/15/47	150	123
2.75%, 8/15/47	200	156
2.75%, 11/15/47	200	156
3.00%, 2/15/48	265	217
3.13%, 5/15/48	225	188
3.00%, 8/15/48	300	245
3.38%, 11/15/48	300	263
3.00%, 2/15/49	350	286
2.88%, 5/15/49	300	240
2.25%, 8/15/49	250	175
2.38%, 11/15/49	275	198
2.00%, 2/15/50	315	208
1.25%, 5/15/50	450	244
1.38%, 8/15/50	450	252
1.63%, 11/15/50	400	240
1.88%, 2/15/51	525	335
2.38%, 5/15/51	500	359
2.00%, 8/15/51	525	345
1.88%, 11/15/51	450	286
2.25%, 2/15/52	400	279
2.88%, 5/15/52	425	340
3.00%, 8/15/52	380	312
4.00%, 11/15/52	400	397
3.63%, 2/15/53	425	394

NORTHERN FUNDS QUARTERLY REPORT     300    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Bonds – 21.3%continued
3.63%, 5/15/53	$335	$311
4.13%, 8/15/53	400	406
4.75%, 11/15/53	100	113
		15,077
U.S. Treasury Notes – 78.1%
1.13%, 1/15/25	350	337
1.38%, 1/31/25	200	193
2.50%, 1/31/25	200	195
4.13%, 1/31/25	250	248
1.50%, 2/15/25	300	290
2.00%, 2/15/25	325	316
1.13%, 2/28/25	250	240
2.75%, 2/28/25	215	210
4.63%, 2/28/25	300	300
1.75%, 3/15/25	300	290
0.50%, 3/31/25	300	285
2.63%, 3/31/25	150	147
3.88%, 3/31/25	300	297
2.63%, 4/15/25	350	342
0.38%, 4/30/25	300	284
2.88%, 4/30/25	200	196
3.88%, 4/30/25	200	198
2.13%, 5/15/25	400	387
2.75%, 5/15/25	275	269
0.25%, 5/31/25	300	283
2.88%, 5/31/25	175	171
4.25%, 5/31/25	300	299
2.88%, 6/15/25	250	244
0.25%, 6/30/25	300	282
2.75%, 6/30/25	150	146
4.63%, 6/30/25	400	401
0.25%, 7/31/25	350	328
2.88%, 7/31/25	125	122
4.75%, 7/31/25	250	251
2.00%, 8/15/25	450	433
3.13%, 8/15/25	250	245
0.25%, 8/31/25	250	233
2.75%, 8/31/25	150	146
5.00%, 8/31/25	200	202
3.50%, 9/15/25	300	296
0.25%, 9/30/25	375	349
3.00%, 9/30/25	200	195
5.00%, 9/30/25	300	303
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 78.1%continued
4.25%, 10/15/25	$250	$250
0.25%, 10/31/25	350	325
3.00%, 10/31/25	200	195
5.00%, 10/31/25	250	253
2.25%, 11/15/25	345	332
4.50%, 11/15/25	300	301
0.38%, 11/30/25	355	330
2.88%, 11/30/25	150	146
4.88%, 11/30/25	400	404
0.38%, 12/31/25	400	371
2.63%, 12/31/25	150	145
3.88%, 1/15/26	300	298
0.38%, 1/31/26	350	323
2.63%, 1/31/26	150	145
1.63%, 2/15/26	250	237
4.00%, 2/15/26	300	299
0.50%, 2/28/26	500	462
2.50%, 2/28/26	100	97
4.63%, 3/15/26	300	303
0.75%, 3/31/26	400	371
2.25%, 3/31/26	250	240
3.75%, 4/15/26	300	297
0.75%, 4/30/26	250	231
2.38%, 4/30/26	225	216
1.63%, 5/15/26	300	283
3.63%, 5/15/26	300	297
0.75%, 5/31/26	300	277
2.13%, 5/31/26	175	167
4.13%, 6/15/26	300	300
0.88%, 6/30/26	350	324
1.88%, 6/30/26	125	119
4.50%, 7/15/26	300	303
0.63%, 7/31/26	350	321
1.88%, 7/31/26	200	189
1.50%, 8/15/26	420	393
4.38%, 8/15/26	300	302
0.75%, 8/31/26	150	138
1.38%, 8/31/26	200	187
4.63%, 9/15/26	300	304
0.88%, 9/30/26	450	414
1.63%, 9/30/26	150	141
4.63%, 10/15/26	200	203
1.13%, 10/31/26	400	369

FIXED INCOME FUNDS    301    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 78.1%continued
1.63%, 10/31/26	$200	$187
2.00%, 11/15/26	315	298
4.63%, 11/15/26	300	305
1.25%, 11/30/26	375	347
1.63%, 11/30/26	150	140
1.25%, 12/31/26	350	323
1.75%, 12/31/26	200	188
1.50%, 1/31/27	475	441
2.25%, 2/15/27	310	294
1.13%, 2/28/27	100	92
1.88%, 2/28/27	300	281
0.63%, 3/31/27	180	162
2.50%, 3/31/27	350	335
0.50%, 4/30/27	175	156
2.75%, 4/30/27	350	337
2.38%, 5/15/27	250	238
0.50%, 5/31/27	250	223
2.63%, 5/31/27	350	335
0.50%, 6/30/27	200	178
3.25%, 6/30/27	250	245
0.38%, 7/31/27	250	221
2.75%, 7/31/27	375	360
2.25%, 8/15/27	350	330
0.50%, 8/31/27	250	221
3.13%, 8/31/27	350	340
0.38%, 9/30/27	300	263
4.13%, 9/30/27	350	352
0.50%, 10/31/27	300	264
4.13%, 10/31/27	250	252
2.25%, 11/15/27	300	282
0.63%, 11/30/27	300	265
3.88%, 11/30/27	250	250
0.63%, 12/31/27	350	308
3.88%, 12/31/27	250	250
0.75%, 1/31/28	400	353
3.50%, 1/31/28	250	246
2.75%, 2/15/28	400	383
1.13%, 2/29/28	350	313
4.00%, 2/29/28	300	301
1.25%, 3/31/28	400	359
3.63%, 3/31/28	300	297
1.25%, 4/30/28	400	358
3.50%, 4/30/28	250	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 78.1%continued
2.88%, 5/15/28	$425	$408
1.25%, 5/31/28	450	402
3.63%, 5/31/28	325	322
1.25%, 6/30/28	400	357
4.00%, 6/30/28	300	302
1.00%, 7/31/28	450	396
4.13%, 7/31/28	175	177
2.88%, 8/15/28	590	565
1.13%, 8/31/28	200	177
4.38%, 8/31/28	325	332
1.25%, 9/30/28	450	399
4.63%, 9/30/28	300	310
1.38%, 10/31/28	400	356
4.88%, 10/31/28	200	209
3.13%, 11/15/28	375	363
1.50%, 11/30/28	350	313
4.38%, 11/30/28	300	307
1.38%, 12/31/28	450	400
1.75%, 1/31/29	300	271
2.63%, 2/15/29	400	377
1.88%, 2/28/29	300	272
2.38%, 3/31/29	300	279
2.88%, 4/30/29	250	238
2.38%, 5/15/29	300	278
2.75%, 5/31/29	300	284
3.25%, 6/30/29	325	315
2.63%, 7/31/29	200	188
1.63%, 8/15/29	300	267
3.13%, 8/31/29	200	192
3.88%, 9/30/29	275	275
4.00%, 10/31/29	200	201
1.75%, 11/15/29	225	201
3.88%, 11/30/29	200	200
3.88%, 12/31/29	250	250
3.50%, 1/31/30	250	245
1.50%, 2/15/30	425	371
4.00%, 2/28/30	200	201
3.63%, 3/31/30	250	246
3.50%, 4/30/30	250	245
0.63%, 5/15/30	500	409
3.75%, 5/31/30	250	248
3.75%, 6/30/30	200	199
4.00%, 7/31/30	150	151

NORTHERN FUNDS QUARTERLY REPORT     302    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued	December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 78.1%continued
0.63%, 8/15/30	$735	$597
4.13%, 8/31/30	250	254
4.63%, 9/30/30	250	261
4.88%, 10/31/30	200	212
0.88%, 11/15/30	775	638
4.38%, 11/30/30	250	257
1.13%, 2/15/31	650	544
1.63%, 5/15/31	740	636
1.25%, 8/15/31	800	663
1.38%, 11/15/31	700	582
1.88%, 2/15/32	750	646
2.88%, 5/15/32	700	650
2.75%, 8/15/32	600	551
4.13%, 11/15/32	650	662
3.50%, 2/15/33	650	632
3.38%, 5/15/33	675	649
3.88%, 8/15/33	700	701
4.50%, 11/15/33	275	289
		55,396
Total U.S. Government Obligations
(Cost $77,331)		70,473

SHORT-TERM INVESTMENTS – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%,
5.17%, (1) (2)	884	884
Total Short-Term Investments
(Cost $884)		884

Total Investments – 100.7%
(Cost $78,215)		71,357
Liabilities less Other Assets – (0.7%)		(471)
NET ASSETS – 100.0%		$70,886

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2023 is disclosed.
Percentages shown are based on Net Assets.
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	99.4%
Investment Companies	1.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$70,473	$—	$70,473
Investment Companies	884	—	—	884
Total Investments	$884	$70,473	$—	$71,357

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,789	$11,206	$12,111	$14	$884	$884,000
FIXED INCOME FUNDS    303    NORTHERN FUNDS QUARTERLY REPORT